UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23718

Catholic Responsible Investments Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-348-6466

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Catholic Responsible Investments Funds

Catholic Responsible Investments Ultra Short Bond Fund

Institutional Class Shares - CRHSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Ultra Short Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	$36	0.35%

How did the Fund perform in the last year?

The Fund seeks to provide current income consistent with the preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. dollar-denominated debt instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes, and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; (vii) U.S. dollar-denominated instruments of foreign issuers; and (viii) floating rate securities. In addition, the Fund may enter into dollar roll transactions with selected banks and broker-dealers and invest in to-be-announced mortgage-backed securities, repurchase agreements, and in municipal securities.

CRI Ultra Short Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund performed well compared to cash and lagged intermediate and core-plus bond categories. The fall in front-end rates during the time-period positively impacted their capital value. Additionally, the Fund benefited from a combination of factors including income from spread products and lower spread volatility during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*
Dec/21	$10,000	$10,000	$10,000
Oct/22	$10,064	$8,379	$10,085
Oct/23	$10,543	$8,409	$10,577
Oct/24	$11,111	$9,296	$11,154
Oct/25	$11,593	$9,869	$11,649

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	4.34%	3.85%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%
Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*	4.44%	3.98%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$95,349,145	162	$117,041	96%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Security	0.0%
Commercial Paper	1.0%
Corporate Obligations	15.2%
U.S. Treasury Obligations	26.9%
Repurchase Agreements	27.0%
Asset-Backed Securities	29.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	4.014%	11/18/25	4.0%
U.S. Treasury Bills	3.924%	12/23/25	4.0%
U.S. Treasury Bills	3.864%	01/20/26	3.6%
U.S. Treasury Bills	3.847%	01/22/26	3.0%
U.S. Treasury Bills	3.958%	12/04/25	3.0%
U.S. Treasury Bills	3.888%	01/08/26	2.9%
U.S. Treasury Bills	3.889%	01/13/26	2.7%
U.S. Treasury Bills	3.898%	12/26/25	1.8%
U.S. Treasury Bills	3.861%	01/06/26	1.6%
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A2, SOFR30A + 0.600%	4.834%	03/15/29	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Ultra Short Bond Fund / Institutional Class Shares - CRHSX

Annual Shareholder Report: October 31, 2025

CRHSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Short Duration Bond Fund

Institutional Class Shares - CRDSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Short Duration Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	$36	0.35%

How did the Fund perform in the last year?

The Fund seeks maximum current income consistent with the preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

CRI Short Duration Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

Short-duration bond funds have offered attractive returns while maintaining a lower risk profile and less sensitivity to interest rate changes compared to funds with longer durations. The CRI Short Duration Bond Fund has outperformed its benchmark, including higher yields relative to cash, receding inflation concerns leading to Federal Reserve interest rate cuts, and a steepening yield curve. Additionally, investor demand for safety and the advantages of active management also boosted returns.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*
Dec/21	$10,000	$10,000	$10,000
Oct/22	$9,550	$8,379	$10,085
Oct/23	$9,896	$8,409	$10,577
Oct/24	$10,584	$9,296	$11,154
Oct/25	$11,147	$9,869	$11,649

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	5.31%	2.81%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%
Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*	4.44%	3.98%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$547,067,385	460	$1,414,973	50%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
U.S. Government Agency Obligations	0.2%
Short-Term Investment	0.2%
Bank Loan Obligations	0.3%
Repurchase Agreements	0.7%
Sovereign Debt	1.0%
Municipal Bonds	4.1%
Mortgage-Backed Securities	9.3%
Asset-Backed Securities	18.8%
U.S. Treasury Obligations	28.0%
Corporate Obligations	37.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.125%	08/31/27	5.2%
U.S. Treasury Notes	1.875%	06/30/26	4.0%
U.S. Treasury Notes	3.625%	08/15/28	3.2%
U.S. Treasury Notes	3.875%	07/15/28	2.7%
U.S. Treasury Notes	4.250%	01/15/28	2.6%
U.S. Treasury Notes	1.250%	06/30/28	2.2%
U.S. Treasury Notes	4.625%	04/30/29	2.1%
U.S. Treasury Notes	0.625%	12/31/27	1.6%
U.S. Treasury Notes	3.375%	09/15/28	1.6%
U.S. Treasury Notes	1.875%	07/31/26	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Short Duration Bond Fund / Institutional Class Shares - CRDSX

Annual Shareholder Report: October 31, 2025

CRDSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund

Institutional Class Shares - CRBSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Institutional Class Shares	$36	0.35%

How did the Fund perform in the last year?

The Fund seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar- denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and noninvestment grade securities. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

Key contributions the Fund's performance over the last fiscal year were moderating inflation, interest rate cuts by the Federal Reserve, a steepening yield curve with short term rates falling over than long-term rates, which provided a favorable environment. A backdrop of slow but steady economic growth and investor confidence in continued monetary easing contributed to a positive environment for bond returns, particularly in corporate and other spread-sensitive sectors. However, potential impacts from the new administration's policies, such as changes to trade or fiscal policy, created some uncertainty.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Catholic Responsible Investments Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Dec/21	$5,000,000	$5,000,000
Oct/22	$4,205,361	$4,189,699
Oct/23	$4,229,224	$4,204,613
Oct/24	$4,714,078	$4,648,043
Oct/25	$4,992,994	$4,934,322

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Bond Fund, Institutional Class Shares	5.92%	-0.04%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,478,976,315	1,367	$7,074,372	81%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Bank Loan Obligations	0.1%
Short-Term Investment	0.5%
Sovereign Debt	1.3%
Municipal Bonds	2.9%
Asset-Backed Securities	9.1%
Mortgage-Backed Securities	24.4%
Corporate Obligations	27.5%
U.S. Treasury Obligations	32.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	10/31/30	4.4%
U.S. Treasury Notes	3.875%	08/15/34	3.6%
U.S. Treasury Bonds	4.750%	05/15/55	2.2%
U.S. Treasury Notes	3.875%	07/15/28	1.7%
U.S. Treasury Notes	4.250%	08/15/35	1.7%
U.S. Treasury Notes, USBMMY3M + 0.159%	4.011%	07/31/27	1.2%
U.S. Treasury Notes	4.375%	01/31/32	0.9%
U.S. Treasury Bonds	4.625%	02/15/55	0.8%
U.S. Treasury Notes	4.250%	05/15/35	0.8%
U.S. Treasury Bonds	4.625%	05/15/44	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund / Institutional Class Shares - CRBSX

Annual Shareholder Report: October 31, 2025

CRBSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund

Investor Class Shares - CRBVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Investor Class Shares	$51	0.50%

How did the Fund perform in the last year?

The Fund seeks current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”) and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar- denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and noninvestment grade securities. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

Key contributions the Fund's performance over the last fiscal year were moderating inflation, interest rate cuts by the Federal Reserve, a steepening yield curve with short term rates falling over than long-term rates, which provided a favorable environment. A backdrop of slow but steady economic growth and investor confidence in continued monetary easing contributed to a positive environment for bond returns, particularly in corporate and other spread-sensitive sectors. However, potential impacts from the new administration's policies, such as changes to trade or fiscal policy, created some uncertainty.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Bond Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Dec/21	$10,000	$10,000
Oct/22	$8,399	$8,379
Oct/23	$8,433	$8,409
Oct/24	$9,386	$9,296
Oct/25	$9,926	$9,869

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Bond Fund, Investor Class Shares	5.76%	-0.19%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,478,976,315	1,367	$7,074,372	81%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Bank Loan Obligations	0.1%
Short-Term Investment	0.5%
Sovereign Debt	1.3%
Municipal Bonds	2.9%
Asset-Backed Securities	9.1%
Mortgage-Backed Securities	24.4%
Corporate Obligations	27.5%
U.S. Treasury Obligations	32.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	10/31/30	4.4%
U.S. Treasury Notes	3.875%	08/15/34	3.6%
U.S. Treasury Bonds	4.750%	05/15/55	2.2%
U.S. Treasury Notes	3.875%	07/15/28	1.7%
U.S. Treasury Notes	4.250%	08/15/35	1.7%
U.S. Treasury Notes, USBMMY3M + 0.159%	4.011%	07/31/27	1.2%
U.S. Treasury Notes	4.375%	01/31/32	0.9%
U.S. Treasury Bonds	4.625%	02/15/55	0.8%
U.S. Treasury Notes	4.250%	05/15/35	0.8%
U.S. Treasury Bonds	4.625%	05/15/44	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund / Investor Class Shares - CRBVX

Annual Shareholder Report: October 31, 2025

CRBVX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund

Institutional Class Shares - CROSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	$42	0.41%

How did the Fund perform in the last year?

The Fund seeks current income and to provide relatively low correlation to equity assets.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds; fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Opportunistic Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was ahead of expectations throughout the fiscal year. Contributions to performance are based on the combination of fixed income sectors yielding a more broad fixed income exposure profile, which offers an enhanced return potential over core bond funds.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Dec/21	$5,000,000	$5,000,000	$5,000,000
Oct/22	$4,614,458	$4,189,699	$4,653,370
Oct/23	$4,750,210	$4,204,613	$4,788,438
Oct/24	$5,197,803	$4,648,043	$5,119,901
Oct/25	$5,496,460	$4,934,322	$5,407,220

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	5.75%	2.45%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	5.61%	2.02%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$731,174,817	349	$2,375,922	160%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
U.S. Government Agency Obligation	0.0%
Bank Loan Obligations	0.4%
Short-Term Investment	0.5%
Sovereign Debt	1.6%
Municipal Bonds	1.9%
Asset-Backed Securities	18.9%
Mortgage-Backed Securities	19.2%
Corporate Obligations	23.3%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	0.625%	08/15/30	6.6%
U.S. Treasury Notes	3.625%	10/31/30	5.6%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.057%	10/31/26	4.5%
U.S. Treasury Notes, USBMMY3M + 0.159%	4.011%	07/31/27	3.9%
U.S. Treasury Notes, USBMMY3M + 0.160%	4.012%	04/30/27	3.7%
U.S. Treasury Notes	3.875%	08/15/34	2.3%
U.S. Treasury Notes	4.000%	02/28/30	2.1%
U.S. Treasury Notes	4.250%	08/15/35	1.7%
U.S. Treasury Notes	3.875%	06/30/30	1.5%
GNMA	6.000%	07/20/54	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund / Institutional Class Shares - CROSX

Annual Shareholder Report: October 31, 2025

CROSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund

Investor Class Shares - CROVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	$58	0.56%

How did the Fund perform in the last year?

The Fund seeks current income and to provide relatively low correlation to equity assets.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities and adjustable rate mortgages (“ARMs”); U.S. and non-U.S. corporate debt securities; Yankee Bonds; fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI Opportunistic Bond Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was ahead of expectations throughout the fiscal year. Contributions to performance are based on the combination of fixed income sectors yielding a more broad fixed income exposure profile, which offers an enhanced return potential over core bond funds.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Dec/21	$10,000	$10,000	$10,000
Oct/22	$9,216	$8,379	$9,307
Oct/23	$9,475	$8,409	$9,577
Oct/24	$10,352	$9,296	$10,240
Oct/25	$10,930	$9,869	$10,814

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	5.58%	2.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.34%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	5.61%	2.02%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$731,174,817	349	$2,375,922	160%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
U.S. Government Agency Obligation	0.0%
Bank Loan Obligations	0.4%
Short-Term Investment	0.5%
Sovereign Debt	1.6%
Municipal Bonds	1.9%
Asset-Backed Securities	18.9%
Mortgage-Backed Securities	19.2%
Corporate Obligations	23.3%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	0.625%	08/15/30	6.6%
U.S. Treasury Notes	3.625%	10/31/30	5.6%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.057%	10/31/26	4.5%
U.S. Treasury Notes, USBMMY3M + 0.159%	4.011%	07/31/27	3.9%
U.S. Treasury Notes, USBMMY3M + 0.160%	4.012%	04/30/27	3.7%
U.S. Treasury Notes	3.875%	08/15/34	2.3%
U.S. Treasury Notes	4.000%	02/28/30	2.1%
U.S. Treasury Notes	4.250%	08/15/35	1.7%
U.S. Treasury Notes	3.875%	06/30/30	1.5%
GNMA	6.000%	07/20/54	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund / Investor Class Shares - CROVX

Annual Shareholder Report: October 31, 2025

CROVX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Equity Index Fund

Institutional Class Shares - CRQSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Equity Index Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	$10	0.09%

How did the Fund perform in the last year?

The Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P 500® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

CRI Equity Index Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s strong fiscal year performance has been driven by the stock market, which has continued to climb throughout 2025, reaching new record highs despite some calls for potential market correction. Technology stocks, in particular the Magnificent 7, performed strongly during this period as well as strong corporate earnings.

How did the Fund perform since inception?

Total Return Based on $3,000,000 Investment

	Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Dec/21	$3,000,000	$3,000,000
Oct/22	$2,550,193	$2,595,030
Oct/23	$2,816,100	$2,858,239
Oct/24	$3,870,882	$3,944,858
Oct/25	$4,706,613	$4,791,127

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $3,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	21.59%	12.20%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.71%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,600,897,729	434	$1,821,036	26%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.0%
Materials	1.8%
Real Estate	2.3%
Utilities	2.5%
Energy	2.9%
Consumer Staples	5.3%
Health Care	6.6%
Industrials	7.8%
Consumer Discretionary	10.5%
Communication Services	10.6%
Financials	12.8%
Information Technology	36.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.5%
Apple	7.0%
Microsoft	6.7%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Equity Index Fund / Institutional Class Shares - CRQSX

Annual Shareholder Report: October 31, 2025

CRQSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Small-Cap Fund

Institutional Class Shares - CRSSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Small-Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	$29	0.28%

How did the Fund perform in the last year?

The Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The Fund uses a passive optimization process managed by Rhumbline Advisers, the Fund’s Sub-Adviser (“Sub-Adviser”), which is designed to track the performance of the S&P SMallCap 600® Index (the “Index”). The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Index. The Index is a well-known stock market index that measures the performance of small-capitalization companies in the United States. Under normal circumstances, the Fund intends to invest at least 95% of its net assets, plus any borrowings for investment purposes, in securities listed in the Index.

CRI Small-Cap Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was in line with the benchmark. Factors contributing to the fiscal year performance of small-cap stocks include easing monetary policy from the Federal Reserve, AI-driven productivity gains, favorable valuations relative to large caps, a rebound in corporate earnings, and an increase in mergers and acquisitions activity.

How did the Fund perform since inception?

Total Return Based on $3,000,000 Investment

	Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	S&P SmallCap 600 Index (USD)
Dec/21	$3,000,000	$3,000,000	$3,000,000
Oct/22	$2,703,219	$2,566,923	$2,709,782
Oct/23	$2,482,953	$2,782,035	$2,502,363
Oct/24	$3,215,200	$3,835,180	$3,253,033
Oct/25	$3,390,546	$4,633,378	$3,432,355

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $3,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	5.45%	3.18%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	11.75%
S&P SmallCap 600 Index (USD)	5.51%	3.50%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$552,783,568	575	$1,091,551	26%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.8%
Utilities	2.0%
Consumer Staples	2.4%
Communication Services	3.2%
Energy	4.4%
Materials	4.8%
Real Estate	7.1%
Health Care	10.7%
Consumer Discretionary	12.7%
Information Technology	16.4%
Financials	17.4%
Industrials	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sandisk	1.9%
Sterling Infrastructure	0.8%
SPX Technologies	0.8%
Lumen Technologies	0.7%
InterDigital	0.6%
BorgWarner	0.6%
Hecla Mining	0.6%
Dycom Industries	0.6%
Armstrong World Industries	0.6%
Qorvo	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Small-Cap Fund / Institutional Class Shares - CRSSX

Annual Shareholder Report: October 31, 2025

CRSSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund

Institutional Class Shares - CRTSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	$73	0.67%

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000® Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

CRI Multi-Style US Equity Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund delivered fiscal year performance that was positive from an absolute standpoint despite being slightly behind the index. Contributors of performance are based on security selection and sector allocation in such areas as healthcare and materials.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*
Dec/21	$5,000,000	$5,000,000
Oct/22	$4,030,370	$4,275,047
Oct/23	$4,480,367	$4,680,487
Oct/24	$5,884,212	$6,462,294
Oct/25	$6,964,051	$7,828,158

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	18.35%	8.84%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	12.14%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$759,819,552	310	$4,841,902	41%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Real Estate	0.8%
Utilities	1.8%
Energy	2.7%
Consumer Staples	4.3%
Materials	4.9%
Health Care	6.2%
Consumer Discretionary	8.0%
Communication Services	8.5%
Industrials	11.0%
Financials	14.0%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.4%
Microsoft	6.4%
Apple	5.2%
Amazon.com	4.8%
Meta Platforms, Cl A	3.0%
Broadcom	2.8%
Oracle	2.4%
Alphabet, Cl C	2.0%
Alphabet, Cl A	1.8%
JPMorgan Chase	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund / Institutional Class Shares - CRTSX

Annual Shareholder Report: October 31, 2025

CRTSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund

Investor Class Shares - CRTVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	$89	0.82%

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of predominantly mid to large capitalization companies included in the Russell 1000® Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities of companies located in the United States. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

CRI Multi-Style US Equity Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund delivered fiscal year performance that was positive from an absolute standpoint despite being slightly behind the index. Contributors of performance are based on security selection and sector allocation in such areas as healthcare and materials.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*
Dec/21	$10,000	$10,000
Oct/22	$8,050	$8,550
Oct/23	$8,936	$9,361
Oct/24	$11,718	$12,925
Oct/25	$13,847	$15,656

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	18.17%	8.68%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	12.14%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$759,819,552	310	$4,841,902	41%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Real Estate	0.8%
Utilities	1.8%
Energy	2.7%
Consumer Staples	4.3%
Materials	4.9%
Health Care	6.2%
Consumer Discretionary	8.0%
Communication Services	8.5%
Industrials	11.0%
Financials	14.0%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.4%
Microsoft	6.4%
Apple	5.2%
Amazon.com	4.8%
Meta Platforms, Cl A	3.0%
Broadcom	2.8%
Oracle	2.4%
Alphabet, Cl C	2.0%
Alphabet, Cl A	1.8%
JPMorgan Chase	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund / Investor Class Shares - CRTVX

Annual Shareholder Report: October 31, 2025

CRTVX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund

Institutional Class Shares - CRLSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	$89	0.80%

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI ACWI ex-USA Index (the “Index”) that are believed to have above average market appreciation potential.

CRI International Equity Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund provided positive returns for the fiscal year. Positive performance in international equity markets over the last 12 months was primarily driven by strong corporate earnings growth, a weaker U.S. dollar, more attractive valuations relative to the U.S. market, and new fiscal stimulus measures in several regions.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Catholic Responsible Investments International Equity Fund, Institutional Class Shares	MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*
Dec/21	$5,000,000	$5,000,000
Oct/22	$3,753,869	$3,933,434
Oct/23	$4,250,919	$4,431,512
Oct/24	$5,367,548	$5,538,673
Oct/25	$6,525,902	$6,957,785

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	21.58%	7.04%
MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*	25.62%	8.81%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,136,864,029	309	$13,655,847	46%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	18.7%
Short-Term Investment	0.1%
Ireland	2.6%
India	2.9%
South Korea	3.2%
Singapore	3.5%
Canada	4.7%
China	7.0%
Taiwan	7.4%
Netherlands	7.5%
France	9.1%
Japan	9.2%
Germany	9.6%
United Kingdom	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	3.6%
Tencent Holdings	3.3%
Siemens Energy	2.5%
Taiwan Semiconductor Manufacturing ADR	2.5%
Kering	2.0%
SAP	2.0%
Nintendo	1.8%
Deutsche Telekom	1.6%
Sea ADR	1.6%
3i Group	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund / Institutional Class Shares - CRLSX

Annual Shareholder Report: October 31, 2025

CRLSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund

Investor Class Shares - CRLVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Investor Class Shares	$105	0.95%

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of well-established companies based in those countries included in the MSCI ACWI ex-USA Index (the “Index”) that are believed to have above average market appreciation potential.

CRI International Equity Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund provided positive returns for the fiscal year. Positive performance in international equity markets over the last 12 months was primarily driven by strong corporate earnings growth, a weaker U.S. dollar, more attractive valuations relative to the U.S. market, and new fiscal stimulus measures in several regions.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments International Equity Fund, Investor Class Shares	MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*
Dec/21	$10,000	$10,000
Oct/22	$7,498	$7,867
Oct/23	$8,478	$8,863
Oct/24	$10,695	$11,077
Oct/25	$12,982	$13,916

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Equity Fund, Investor Class Shares	21.39%	6.90%
MSCI ACWI ex-USA Index (USD) (Gross)Footnote Reference*	25.62%	8.81%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,136,864,029	309	$13,655,847	46%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	18.7%
Short-Term Investment	0.1%
Ireland	2.6%
India	2.9%
South Korea	3.2%
Singapore	3.5%
Canada	4.7%
China	7.0%
Taiwan	7.4%
Netherlands	7.5%
France	9.1%
Japan	9.2%
Germany	9.6%
United Kingdom	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	3.6%
Tencent Holdings	3.3%
Siemens Energy	2.5%
Taiwan Semiconductor Manufacturing ADR	2.5%
Kering	2.0%
SAP	2.0%
Nintendo	1.8%
Deutsche Telekom	1.6%
Sea ADR	1.6%
3i Group	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund / Investor Class Shares - CRLVX

Annual Shareholder Report: October 31, 2025

CRLVX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments International Small-Cap Fund

Institutional Class Shares - CRNSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Small-Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	$127	1.15%

How did the Fund perform in the last year?

The Fund seeks to achieve long-term capital appreciation.

The Fund seeks to achieve long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of small capitalization companies based in those countries included in the MSCI ACWI ex-USA Small Cap Index (the “Index”) that are believed to have above-average market appreciation potential. Under normal circumstances, the Fund invests at least 80% of the value of its net assets plus borrowings for investment purposes in a broadly diversified portfolio of equity securities of small capitalization companies that are located in countries throughout the world. For purposes of the Fund’s 80% investment policy, equity securities include international equities traded on recognized global exchanges, private placements of equity securities, rights offerings, warrants, ADRs, new issues of equity securities, ETFs that primarily invest in equity securities, and derivatives, primarily index futures with economic characteristics similar to equity securities. The Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

CRI International Small-Cap Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund posted positive performance over the fiscal year. Results were driven by several key factors: a weaker U.S. dollar, expectations of declining interest rates and subsequent monetary easing, and improving international economic fundamentals.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	MSCI ACWI ex-USA IMI (USD) (TR)Footnote Reference*Footnote Reference†Footnote Reference‡	MSCI ACWI ex-USA Small Cap (USD) (Gross)Footnote Reference†
Dec/21	$1,000,000	$1,000,000	$1,000,000
Oct/22	$770,397	$783,226	$762,827
Oct/23	$832,919	$878,762	$834,246
Oct/24	$1,048,472	$1,097,517	$1,037,210
Oct/25	$1,276,358	$1,375,150	$1,277,722

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	IMI - Investable Market Index
Footnote†	ACWI – All Country World Index
Footnote‡	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	21.73%	6.44%
MSCI ACWI ex-USA IMI (USD) (TR)Footnote Reference*Footnote Reference†Footnote Reference‡	25.30%	8.48%
MSCI ACWI ex-USA Small Cap (USD) (Gross)Footnote Reference†	23.19%	6.46%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,710,509	405	$892,069	59%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	22.2%
Short-Term Investment	0.1%
Exchange-Traded Fund	1.5%
China	2.0%
South Korea	2.6%
France	2.9%
Germany	3.3%
India	3.6%
Sweden	3.8%
Italy	4.1%
Taiwan	4.4%
Australia	4.9%
Canada	6.8%
United Kingdom	8.9%
Japan	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Buzzi	1.4%
iShares MSCI EAFE Small-Capital ETF	1.1%
Alten	1.1%
PrairieSky Royalty	1.0%
Glory	1.0%
Viscofan	0.9%
IMI	0.9%
MEITEC Group Holdings	0.9%
DTS	0.8%
Interpump Group	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments International Small-Cap Fund / Institutional Class Shares - CRNSX

Annual Shareholder Report: October 31, 2025

CRNSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund

Institutional Class Shares - CMNSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	$2	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 45/55 Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however the lagged its custom benchmark, led by style selection, followed by active management. The style selection effect was negatively driven by both short duration fixed income and domestic small cap exposure. Active management detracted, predominately from large cap international exposure.

How did the Fund perform since inception?

Total Return Based on $15,000,000 Investment

	Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$15,000,000	$15,000,000	$15,000,000	$15,000,000
Oct/22	$12,920,255	$12,393,397	$12,569,098	$12,612,165
Oct/23	$13,561,070	$13,763,749	$12,613,839	$13,183,359
Oct/24	$16,261,064	$18,361,040	$13,944,128	$15,937,683
Oct/25	$18,180,592	$22,618,243	$14,802,965	$18,048,222

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $15,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	11.80%	5.04%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	13.24%	4.84%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$140,749,646	8	$-	12%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	27.0%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	23.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.4%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.3%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.0%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	7.1%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	4.5%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund / Institutional Class Shares - CMNSX

Annual Shareholder Report: October 31, 2025

CMNSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund

Investor Class Shares - CMNVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	$18	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 45% of its assets and exposure to fixed income securities in an amount equal to 55% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 45/55 Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however the lagged its custom benchmark, led by style selection, followed by active management. The style selection effect was negatively driven by both short duration fixed income and domestic small cap exposure. Active management detracted, predominately from large cap international exposure.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$10,000	$10,000	$10,000	$10,000
Oct/22	$8,602	$8,262	$8,379	$8,408
Oct/23	$9,014	$9,176	$8,409	$8,789
Oct/24	$10,792	$12,241	$9,296	$10,625
Oct/25	$12,048	$15,079	$9,869	$12,032

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	11.64%	4.88%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	13.24%	4.84%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$140,749,646	8	$-	12%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	27.0%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	23.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.4%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.3%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.0%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	7.1%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	4.5%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund / Investor Class Shares - CMNVX

Annual Shareholder Report: October 31, 2025

CMNVX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Institutional Class Shares - CMPSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	$2	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Alpha Plus Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however lagged its custom benchmark, due to style selection which was negative and driven by domestic small-caps, followed by short duration fixed income. Active management was negative, driven by large cap international exposure and the tactical allocation was near flat.

How did the Fund perform since inception?

Total Return Based on $15,000,000 Investment

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$15,000,000	$15,000,000	$15,000,000	$15,000,000
Oct/22	$12,653,262	$12,393,397	$12,569,098	$12,612,117
Oct/23	$13,441,678	$13,763,749	$12,613,839	$13,357,029
Oct/24	$16,502,571	$18,361,040	$13,944,128	$16,630,742
Oct/25	$18,752,921	$22,618,243	$14,802,965	$19,232,685

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $15,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	13.64%	5.87%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	15.65%	6.56%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,534,089,383	8	$-	11%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.4%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.7%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.0%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund / Institutional Class Shares - CMPSX

Annual Shareholder Report: October 31, 2025

CMPSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Investor Class Shares - CMPVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	$18	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “active” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Alpha Plus Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however lagged its custom benchmark, due to style selection which was negative and driven by domestic small-caps, followed by short duration fixed income. Active management was negative, driven by large cap international exposure and the tactical allocation was near flat.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$10,000	$10,000	$10,000	$10,000
Oct/22	$8,424	$8,262	$8,379	$8,408
Oct/23	$8,935	$9,176	$8,409	$8,905
Oct/24	$10,954	$12,241	$9,296	$11,087
Oct/25	$12,429	$15,079	$9,869	$12,822

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	13.47%	5.72%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	15.65%	6.56%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,534,089,383	8	$-	11%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.4%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.7%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.0%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund / Investor Class Shares - CMPVX

Annual Shareholder Report: October 31, 2025

CMPVX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Institutional Class Shares - CMMSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	$2	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Beta Plus Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however lagged its custom benchmark, due to style a selection effect that was negative driven largely by domestic small cap, followed by short duration fixed income. Active management effective was negative, driven largely by large cap international equity exposure and tactical allocation effect was negative.

How did the Fund perform since inception?

Total Return Based on $15,000,000 Investment

	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$15,000,000	$15,000,000	$15,000,000	$15,000,000
Oct/22	$12,830,924	$12,393,397	$12,569,098	$12,612,117
Oct/23	$13,598,974	$13,763,749	$12,613,839	$13,357,029
Oct/24	$16,851,842	$18,361,040	$13,944,128	$16,630,742
Oct/25	$19,245,911	$22,618,243	$14,802,965	$19,232,685

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $15,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	14.21%	6.58%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	15.65%	6.56%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$670,879,520	7	$-	12%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	40.3%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	11.9%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	5.9%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund / Institutional Class Shares - CMMSX

Annual Shareholder Report: October 31, 2025

CMMSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Investor Class Shares - CMMVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	$18	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 60% of its assets and exposure to fixed income securities in an amount equal to 40% of its assets, with a bias towards “passive” management in the equity portion of the portfolio. The portfolios of the Magnus 60/40 Beta Plus Fund and the Magnus 60/40 Alpha Plus Fund reflect the same allocation to stocks and fixed-income securities, but the Magnus 60/40 Beta Plus Fund is more heavily allocated to Underlying Funds that use a “passive” management strategy, and the Magnus 60/40 Alpha Plus Fund is more heavily allocated to Underlying Funds that use an “active” management strategy. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 60/40 Beta Plus Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint, however lagged its custom benchmark, due to style a selection effect that was negative driven largely by domestic small cap, followed by short duration fixed income. Active management effective was negative, driven largely by large cap international equity exposure and tactical allocation effect was negative.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$10,000	$10,000	$10,000	$10,000
Oct/22	$8,542	$8,262	$8,379	$8,408
Oct/23	$9,041	$9,176	$8,409	$8,905
Oct/24	$11,188	$12,241	$9,296	$11,087
Oct/25	$12,758	$15,079	$9,869	$12,822

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	14.03%	6.42%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	15.65%	6.56%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$670,879,520	7	$-	12%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	40.3%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	11.9%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	5.9%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund / Investor Class Shares - CMMVX

Annual Shareholder Report: October 31, 2025

CMMVX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund

Institutional Class Shares - CMUSX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	$2	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 75/25 Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint; however lagged its custom benchmark, due to style selection followed by active management, which was negative driven largely by domestic small cap exposure. Active management effective was negative, largely driven by large cap international exposure and tactical allocation effect was also a detractor.

How did the Fund perform since inception?

Total Return Based on $15,000,000 Investment

	Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$15,000,000	$15,000,000	$15,000,000	$15,000,000
Oct/22	$12,604,026	$12,393,397	$12,569,098	$12,604,890
Oct/23	$13,497,566	$13,763,749	$12,613,839	$13,522,025
Oct/24	$17,100,594	$18,361,040	$13,944,128	$17,336,976
Oct/25	$19,800,506	$22,618,243	$14,802,965	$20,469,450

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $15,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	15.79%	7.35%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	18.07%	8.27%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$171,387,024	8	$-	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	34.8%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	14.7%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	12.1%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	7.3%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund / Institutional Class Shares - CMUSX

Annual Shareholder Report: October 31, 2025

CMUSX-AR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund

Investor Class Shares - CMUVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	$18	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

How did the Fund perform in the last year?

The Fund seeks to achieve current income and long-term capital appreciation.

The Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”) that represent a variety of asset classes and investment styles. The Fund’s asset allocation strategy emphasizes investments in equity securities (and certain other instruments described below) in an amount equal to 75% of its assets and exposure to fixed income securities in an amount equal to 25% of its assets. Under normal circumstances, the Fund does not make direct investments into assets other than the underlying Catholic Responsible Investments Funds indicated in the chart below, government securities and short-term paper.

CRI Magnus 75/25 Fund Review

Global markets delivered strong performance over the fiscal year, despite periods of heightened volatility. Market fluctuations were driven by shifts in monetary policy, evolving tariff expectations, and ongoing trade negotiations influenced by U.S. policy. Geopolitical tensions in the Middle East added further uncertainty to the economic landscape.

Yet, resilience remained a defining feature of global markets. Investor confidence held firm, supported by adaptive strategies and diversified growth across regions. Notably, the Federal Reserve began cutting interest rates in the third and fourth quarters, even as inflationary pressures persisted. This policy pivot underscored the balancing act between sustaining economic momentum and managing price stability.

The Fund’s fiscal year performance was positive from an absolute standpoint; however lagged its custom benchmark, due to style selection followed by active management, which was negative driven largely by domestic small cap exposure. Active management effective was negative, largely driven by large cap international exposure and tactical allocation effect was also a detractor.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	Custom HybridFootnote Reference‡
Dec/21	$10,000	$10,000	$10,000	$10,000
Oct/22	$8,390	$8,262	$8,379	$8,403
Oct/23	$8,971	$9,176	$8,409	$9,015
Oct/24	$11,352	$12,241	$9,296	$11,558
Oct/25	$13,121	$15,079	$9,869	$13,646

Since its inception on December 6, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-348-6466 or visit https://cbisonline.com/us/catholic-responsible-investing/performance/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote‡	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	15.59%	7.19%
MSCI ACWI Index (USD) (TR)Footnote Reference*Footnote Reference†	23.19%	11.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	6.16%	-0.34%
Custom HybridFootnote Reference‡	18.07%	8.27%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$171,387,024	8	$-	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	34.8%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	14.7%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	12.1%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	7.3%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund / Investor Class Shares - CMUVX

Annual Shareholder Report: October 31, 2025

CMUVX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$217,250	None	None	$205,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)	The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)	Not applicable.

(g)	The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)	During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)	Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Catholic Responsible Investments

Annual Financials and Other Information **OCTOBER 31, 2025**

CRI Ultra Short Bond Fund
Institutional Shares: CRHSX

CRI Short Duration Bond Fund
Institutional Shares: CRDSX

CRI Bond Fund
Investor Shares: CRBVX
Institutional Shares: CRBSX

CRI Opportunistic Bond Fund
Investor Shares: CROVX
Institutional Shares: CROSX

CRI Equity Index Fund
Institutional Shares: CRQSX

CRI Small-Cap Fund
Institutional Shares: CRSSX

CRI Multi-Style US Equity Fund
Investor Shares: CRTVX
Institutional Shares: CRTSX

CRI International Equity Fund
Investor Shares: CRLVX
Institutional Shares: CRLSX

CRI International Small-Cap Fund
Institutional Shares: CRNSX

CRI Magnus 45/55 Fund
Investor Shares: CMNVX
Institutional Shares: CMNSX

CRI Magnus 60/40 Alpha Plus Fund
Investor Shares: CMPVX
Institutional Shares: CMPSX

CRI Magnus 60/40 Beta Plus Fund
Investor Shares: CMMVX
Institutional Shares: CMMSX

CRI Magnus 75/25 Fund
Investor Shares: CMUVX
Institutional Shares: CMUSX

CBIS®

Investment Adviser:

Christian Brothers Investment Services

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	109
Statements of Operations	113
Statements of Changes in Net Assets	116
Financial Highlights	123
Notes to Financial Statements	128
Report of Independent Registered Public Accounting Firm	159
Notice to Shareholders (Unaudited)	160
Other Information (Form N-CSR Items 8-11) (Unaudited)	162

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

ASSET-BACKED SECURITIES — 29.0%

	Face Amount	Value
Automotive — 21.4%
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/28	$400,000	$401,613
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl A2B
4.784%, SOFR30A + 0.600%, 02/18/28 (A)	101,328	101,358
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (B)	163,908	165,190
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	216,151	217,406
ARI Fleet Lease Trust, Ser 2025-B, Cl A1
4.559%, 05/15/26 (B)	142,057	142,161
BMW Vehicle Lease Trust, Ser 2024-1, Cl A3
4.980%, 03/25/27	248,765	249,491
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/27	171,491	171,572
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2B
4.573%, SOFR30A + 0.390%, 09/27/27 (A)	165,000	165,144
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/27	19,235	19,203
CarMax Auto Owner Trust, Ser 2022-2, Cl A3
3.490%, 02/16/27	13,792	13,787
CarMax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/27	91,286	91,562
CarMax Auto Owner Trust, Ser 2024-1, Cl A2B
4.854%, SOFR30A + 0.620%, 03/15/27 (A)	626	626
CarMax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/26	2,931	2,931
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (B)	302,963	304,645
Chesapeake Funding II, Ser 2023-1A, Cl A2
5.484%, SOFR30A + 1.250%, 05/15/35 (A)(B)	51,504	51,699

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Chesapeake Funding II, Ser 2023-2A, Cl A1
6.160%, 10/15/35 (B)	$53,137	$53,821
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/28 (B)	184,336	185,450
CPS Auto Receivables Trust, Ser 2024-C, Cl A
5.880%, 02/15/28 (B)	127,394	127,654
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (B)	215,673	216,117
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (B)	41,218	41,418
Enterprise Fleet Financing, Ser 2025-2, Cl A1
4.555%, 05/20/26 (B)	76,606	76,656
Enterprise Fleet Financing, Ser 2025-3, Cl A1
4.551%, 07/20/26 (B)	126,869	127,027
Enterprise Fleet Financing, Ser 2025-4, Cl A1
4.103%, 10/20/26 (B)	295,000	295,093
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/27	215,633	216,102
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2A
5.180%, 02/15/27	27,772	27,808
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2B
4.634%, SOFR30A + 0.400%, 02/15/27 (A)	76,006	76,016
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A2B
4.644%, SOFR30A + 0.410%, 08/15/27 (A)	366,825	367,081
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A3
4.480%, 12/15/26	6,492	6,492
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A4
4.590%, 12/15/27	375,000	375,645
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A2B
4.634%, SOFR30A + 0.400%, 04/15/27 (A)	116,172	116,211
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2B
4.644%, SOFR30A + 0.410%, 12/15/27 (A)	561,153	561,543

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A1
4.057%, 10/15/26	$554,009	$553,846
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/27	496,855	498,087
Gm Financial Automobile Leasing Trust, Ser 2025-2, Cl A2B
4.684%, SOFR30A + 0.500%, 07/20/27 (A)	125,000	125,135
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A1
4.359%, 08/20/26	294,903	295,125
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/27	395,087	395,768
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	249,405	251,167
GM Financial Consumer Automobile Receivables Trust, Ser 2024-2, Cl A2B
4.589%, SOFR30A + 0.390%, 03/16/27 (A)	12,427	12,428
GM Financial Consumer Automobile Receivables Trust, Ser 2024-3, Cl A2A
5.350%, 06/16/27	25,773	25,816
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A2
4.834%, SOFR30A + 0.600%, 03/15/29 (A)(B)	1,195,000	1,197,397
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2B
4.714%, SOFR30A + 0.480%, 01/18/28 (A)	160,000	160,165
Hyundai Auto Lease Securitization Trust, Ser 2024- B, Cl A2B
4.684%, SOFR30A + 0.450%, 10/15/26 (A)(B)	102,873	102,881
Hyundai Auto Lease Securitization Trust, Ser 2025- B, Cl A2A
4.580%, 09/15/27 (B)	259,887	260,766
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/27	69,743	69,875

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A2B
4.634%, SOFR30A + 0.400%, 09/15/27 (A)	$164,343	$164,417
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A2B
4.574%, SOFR30A + 0.340%, 12/15/27 (A)	1,024,581	1,024,966
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2B
4.614%, SOFR30A + 0.380%, 08/15/28 (A)	215,000	215,205
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A2B
4.584%, SOFR30A + 0.350%, 07/17/28 (A)	860,000	860,385
LAD Auto Receivables Trust, Ser 2025-2A, Cl A1
4.463%, 08/17/26 (B)	102,598	102,628
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A2B
4.654%, SOFR30A + 0.420%, 02/16/27 (A)	27,558	27,564
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	192,000	194,007
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2B
4.754%, SOFR30A + 0.520%, 04/17/28 (A)	140,000	140,137
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/26	20,250	20,256
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	148,557	149,138
Nissan Auto Lease Trust, Ser 2024-B, Cl A2B
4.644%, SOFR30A + 0.410%, 06/15/27 (A)	594,229	594,471
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A3
4.910%, 11/15/27	176,315	176,743
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A2B
4.684%, SOFR30A + 0.450%, 02/15/28 (A)	400,000	400,325
Porsche Financial Auto Securitization Trust, Ser 2025- 1A, Cl A1
4.106%, 10/22/26 (B)	415,000	415,119

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A3
4.350%, 10/20/27 (B)	$400,000	$400,655
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A2B
4.684%, SOFR30A + 0.500%, 12/20/27 (A)(B)	99,155	99,259
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl A2
4.760%, 08/16/27	157,601	157,659
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A2
4.710%, 06/15/28	338,213	338,855
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/27 (B)	108,631	109,210
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (B)	172,224	172,773
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/29 (B)	225,000	226,285
SBNA Auto Lease Trust, Ser 2024-B, Cl A4
5.550%, 12/20/28 (B)	105,000	106,287
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A1
4.552%, 07/15/26 (B)	42,597	42,609
SFS Auto Receivables Securitization Trust, Ser 2024- 3A, Cl A2
4.710%, 05/22/28 (B)	291,915	292,233
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B, Ser 2025-BA, Cl A1
4.390%, 08/20/26 (B)	326,948	327,226
Toyota Auto Receivables Owner Trust, Ser 2024-C, Cl A2B
4.604%, SOFR30A + 0.370%, 05/17/27 (A)	363,513	363,600
USB Auto Owner Trust, Ser 2025-1A, Cl A1
4.495%, 06/15/26 (B)	36,221	36,228
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A3
5.810%, 10/20/26	96,451	96,626
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A2B
4.654%, SOFR30A + 0.470%, 12/21/26 (A)	128,137	128,196

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	$500,000	$503,654
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A2B
4.554%, SOFR30A + 0.370%, 04/20/28 (A)	365,000	364,928
Volkswagen Auto Loan Enhanced Trust, Ser 2023-2, Cl A2B
4.814%, SOFR30A + 0.630%, 03/22/27 (A)	80,398	80,410
Westlake Automobile Receivables Trust, Ser 2025- 2A, Cl A1
4.642%, 07/15/26 (B)	212,167	212,217
Westlake Automobile Receivables Trust, Ser 2025- 3A, Cl A1
4.280%, 10/15/26 (B)	900,000	900,073
World Omni Auto Receivables Trust, Ser 2021-D, Cl C
1.720%, 06/15/28	325,000	324,625
World Omni Auto Receivables Trust, Ser 2022-A, Cl A3
1.660%, 05/17/27	19,762	19,741
World Omni Automobile Lease Securitization Trust, Ser 2024- A, Cl A2B
4.664%, SOFR30A + 0.430%, 02/16/27 (A)	145,428	145,451
World Omni Automobile Lease Securitization Trust, Ser 2025- A, Cl A2B
4.624%, SOFR30A + 0.390%, 12/15/27 (A)	849,829	850,258
World Omni Select Auto Trust, Ser 2024-A, Cl A2A
5.370%, 02/15/28	67,901	67,990
World Omni Select Auto Trust, Ser 2025-A, Cl A1
4.222%, 10/15/26	583,090	583,138
		20,352,525
Credit Card — 1.7%
CARDS II Trust, Ser 2024-1A, Cl A
4.879%, SOFRRATE + 0.680%, 07/15/29 (A)(B)	280,000	280,348
Citibank Credit Card Issuance Trust, Ser 2023-A2, Cl A2
4.776%, SOFRRATE + 0.630%, 12/08/27 (A)	1,172,000	1,171,900

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Evergreen Credit Card Trust, Ser 2024-1A, Cl A
4.874%, SOFRRATE + 0.680%, 07/15/28 (A)(B)	$170,000	$170,409
		1,622,657
Other Asset-Backed Securities — 5.9%
522 Funding CLO, Ser 2021-3A, Cl AR
5.186%, TSFR3M + 1.302%, 10/20/31 (A)(B)	49,209	49,249
Amur Equipment Finance Receivables XII, Ser 2023-1A, Cl A2
6.090%, 12/20/29 (B)	302,060	304,741
Amur Equipment Finance Receivables XV, Ser 2025-1A, Cl A1
4.613%, 05/20/26 (B)	46,117	46,127
Apidos CLO XXX, Ser 2024- XXXA, Cl A1AR
4.964%, TSFR3M + 1.080%, 10/18/31 (A)(B)	137,113	137,076
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (B)	141,985	142,894
Bain Capital Credit CLO, Ser 2024-2A, Cl A1R
4.964%, TSFR3M + 1.080%, 07/19/31 (A)(B)	410,267	410,091
Barings Equipment Finance, Ser 2025-B, Cl A1
4.080%, 11/06/26 (B)	565,000	565,182
Cbam, Ser 2018-7A, Cl A
5.246%, TSFR3M + 1.362%, 07/20/31 (A)(B)	88,589	88,606
CCG Receivables Trust, Ser 2023-2, Cl A2
6.280%, 04/14/32 (B)	109,985	111,220
CCG Receivables Trust, Ser 2025-1, Cl A1
4.497%, 03/16/26 (B)	4,089	4,090
CCG Receivables Trust, Ser 2025-2, Cl A1
4.120%, 10/14/26 (B)	360,000	360,019
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/28	195,651	196,872
CNH Equipment Trust, Ser 2024-B, Cl A2B
4.634%, SOFR30A + 0.400%, 10/15/27 (A)	193,462	193,517
Daimler Trucks Retail Trust, Ser 2023-1, Cl A3
5.900%, 03/15/27	518,732	521,518

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/27	$161,134	$162,486
DLLAA, Ser 2025-1A, Cl A2
4.700%, 10/20/27 (B)	130,236	130,591
GreatAmerica Leasing Receivables Funding, Ser 2025-1, Cl A1
4.462%, 03/16/26 (B)	41,179	41,188
HPEFS Equipment Trust, Ser 2025-2A, Cl A1
4.153%, 10/20/26 (B)	380,000	380,168
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	192,342	193,114
Kubota Credit Owner Trust, Ser 2025-1A, Cl A1
4.481%, 02/16/26 (B)	21,591	21,595
Kubota Credit Owner Trust, Ser 2025-2A, Cl A1
4.480%, 07/15/26 (B)	274,207	274,517
MMAF Equipment Finance, Ser 2017-B, Cl A5
2.720%, 06/15/40 (B)	16,304	16,290
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
5.163%, TSFR3M + 1.282%, 07/17/30 (A)(B)	67,249	67,246
PFS Financing, Ser 2024-A, Cl A
5.084%, SOFR30A + 0.850%, 01/15/28 (A)(B)	350,000	350,301
PFS Financing, Ser 2025-A, Cl A
4.884%, SOFR30A + 0.650%, 01/15/29 (A)(B)	285,000	285,504
Volvo Financial Equipment Series, Ser 2025-1A, Cl A1
4.491%, 03/16/26 (B)	100,505	100,539
Volvo Financial Equipment Series, Ser 2025-2A, Cl A1
4.073%, 10/15/26 (B)	375,743	375,878
Volvo Financial Equipment Series, Ser 2025-2A, Cl A2
3.960%, 06/15/28 (B)	120,000	119,798
		5,650,417
Total Asset-Backed Securities
(Cost $27,612,955)		27,625,599

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2025

REPURCHASE AGREEMENTS — 27.0%

	Face Amount	Value
Citi Treasury
4.150%, dated 10/31/25, to be repurchased on 11/03/25, repurchase price $8,602,974 (collateralized by various U.S. Treasury Obligations, par values $100 - $8,256,600, 2.750% - 4.750%, 11/15/2042 - 11/15/2043; with total market value $8,772,100)	$8,600,000	$8,600,000
Goldman Triparty Mortgage
4.160%, dated 10/31/25, to be repurchased on 11/03/25, repurchase price $8,502,947 (collateralized by various U.S. Treasury Obligations, par values $81,000 - $28,702,400, 2.500% - 5.500%, 07/01/2032 - 08/20/2065; with total market value $8,670,000)	8,500,000	8,500,000
Socgen Triparty Treasury
4.150%, dated 10/31/25, to be repurchased on 11/03/25, repurchase price $8,602,974 (collateralized by a U.S. Treasury Obligation, par value $10,115,900, 3.375%, 08/15/2042; with total market value $8,772,041)	8,600,000	8,600,000

Total Repurchase Agreements
(Cost $25,700,000)		25,700,000

U.S. TREASURY OBLIGATIONS — 26.9%

U.S. Treasury Bills
4.014%, 11/18/25(C)	$3,825,000	$3,818,831
3.958%, 12/04/25(C)	2,875,000	2,865,402
3.924%, 12/23/25(C)	3,825,000	3,804,402
3.898%, 12/26/25(C)	1,750,000	1,739,926
3.889%, 01/13/26(C)	2,600,000	2,580,955
3.888%, 01/08/26(C)	2,750,000	2,730,930
3.876%, 12/30/25(C)	190,800	189,636
3.864%, 01/20/26(C)	3,500,000	3,471,725
3.861%, 01/06/26(C)	1,559,200	1,548,650
3.847%, 01/22/26(C)	2,900,000	2,875,785

Total U.S. Treasury Obligations
(Cost $25,618,323)		25,626,242

CORPORATE OBLIGATIONS — 15.2%

	Face Amount	Value
CONSUMER DISCRETIONARY — 1.6%
American Honda Finance MTN
4.895%, SOFRINDX + 0.720%, 10/05/26(A)	$472,000	$473,151
Hyundai Capital America
4.875%, 06/23/27(B)	275,000	277,508
Toyota Motor Credit
5.065%, SOFRRATE + 0.770%, 08/07/26(A)	550,000	552,199
4.622%, SOFRINDX + 0.450%, 04/10/26(A)	200,000	200,223
		1,503,081
FINANCIALS — 11.1%
American Express
5.042%, SOFRRATE + 0.760%, 02/13/26(A)	550,000	550,386
Athene Global Funding
5.684%, 02/23/26(B)	425,000	426,642
5.278%, SOFRINDX + 1.030%, 08/27/26(A)(B)	350,000	351,609
Australia & New Zealand Banking Group
5.052%, SOFRRATE + 0.810%, 01/18/27(A)(B)	900,000	905,403
Bank of America MTN
3.500%, 04/19/26	525,000	523,700
Banque Federative du Credit Mutuel
4.935%, 01/26/26(B)	450,000	450,762
Citibank
5.438%, 04/30/26	550,000	553,088
Commonwealth Bank of Australia NY
4.470%, SOFRRATE + 0.250%, 03/26/26(A)	575,000	575,172
Cooperatieve Rabobank UA
4.850%, 01/09/26	525,000	525,419
4.360%, SOFRRATE + 0.320%, 02/04/26(A)	425,000	425,225
JPMorgan Chase
3.300%, 04/01/26	625,000	623,017
JPMorgan Chase Bank
5.223%, SOFRRATE + 1.000%, 12/08/26(A)	525,000	528,787
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	500,000	497,071
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	450,000	449,710
National Australia Bank
4.966%, 01/12/26	550,000	550,803

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Pacific Life Global Funding II MTN
1.375%, 04/14/26(B)	$400,000	$395,104
Protective Life Global Funding
1.618%, 04/15/26(B)	482,000	476,715
Royal Bank of Canada MTN
1.200%, 04/27/26	550,000	542,728
Toronto-Dominion Bank MTN
0.750%, 01/06/26	500,000	496,995
UBS Group
1.364%, H15T1Y + 1.080%, 01/30/27(A)(B)	500,000	496,348
Wells Fargo
3.000%, 04/22/26	250,000	248,817
		10,593,501
HEALTH CARE — 0.4%
Mead Johnson Nutrition
4.125%, 11/15/25	425,000	424,877

INDUSTRIALS — 1.2%
Air Lease MTN
2.875%, 01/15/26	350,000	348,768
Caterpillar Financial Services
4.500%, 01/07/27	225,000	226,559
John Deere Capital
4.500%, 01/08/27	225,000	226,591
Penske Truck Leasing Lp
1.200%, 11/15/25(B)	400,000	399,492
		1,201,410
MATERIALS — 0.3%
Glencore Funding
4.927%, SOFRINDX + 0.750%, 10/01/26(A)(B)	250,000	250,389

UTILITIES — 0.6%
Georgia Power
4.482%, SOFRINDX + 0.280%, 09/15/26(A)	550,000	550,194

Total Corporate Obligations
(Cost $14,511,193)		14,523,452

COMMERCIAL PAPER — 1.0%

BOFA Securities Inc
0.000%, 12/19/25(D)	$925,000	$925,060

COMMERCIAL PAPER — continued

	Face Amount	Value
Total Commercial Paper
(Cost $925,000)		925,060

MORTGAGE-BACKED SECURITY — 0.0%

FNMA, Ser 2014-53, Cl VB
3.500%, 01/25/35	$51,016	$50,815

Total Mortgage-Backed Security
(Cost $50,156)		50,815
Total Investments in Securities— 99.1%
(Cost $94,417,627)		$94,451,168

Percentages are based on Net Assets of $95,349,145.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2025 was $16,768,893 and represented 17.6% of Net Assets.
(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	No interest rate available.

Cl — Class

CLO — Collateralized Loan Obligation

FNMA — Federal National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

MTN — Medium Term Note

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRRATE — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month U.S.

SOFR — United States Secured Overnight Financing Rate

As of October 31, 2025, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 37.3%

	Face Amount	Value
COMMUNICATION SERVICES — 1.4%
Alphabet
1.100%, 08/15/30	$3,000,000	$2,629,503
AT&T
2.750%, 06/01/31	975,000	892,453
Comcast
5.100%, 06/01/29	1,150,000	1,183,786
Take-Two Interactive Software
5.000%, 03/28/26	725,000	727,362
4.950%, 03/28/28	600,000	610,450
T-Mobile USA
3.750%, 04/15/27	600,000	596,515
Verizon Communications
7.750%, 12/01/30	775,000	889,979
		7,530,048
CONSUMER DISCRETIONARY — 2.2%
AutoZone
5.125%, 06/15/30	965,000	995,555
Daimler Truck Finance North America
5.125%, 09/25/27(A)	1,155,000	1,172,835
5.000%, 01/15/27(A)	325,000	327,974
Element Fleet Management
5.643%, 03/13/27(A)	980,000	997,871
General Motors Financial
5.400%, 05/08/27	1,000,000	1,016,159
Hyatt Hotels
5.750%, 01/30/27	750,000	762,761
5.250%, 06/30/29	1,150,000	1,182,304
Hyundai Capital America
5.950%, 09/21/26(A)	750,000	760,367
5.275%, 06/24/27(A)	400,000	406,087
5.250%, 01/08/27(A)	750,000	757,770
O'Reilly Automotive
5.750%, 11/20/26	850,000	863,683
Starbucks
2.450%, 06/15/26	1,984,000	1,964,155
Toyota Motor Credit MTN
3.375%, 04/01/30	185,000	179,400
Trustees of Dartmouth College
4.273%, 06/01/30	350,000	353,171
		11,740,092
CONSUMER STAPLES — 0.6%
Coca-Cola Consolidated
5.250%, 06/01/29	290,000	300,235
Coty
5.600%, 01/15/31(A)	220,000	220,719
Keurig Dr Pepper
5.100%, 03/15/27	480,000	484,596
4.600%, 05/15/30	1,200,000	1,203,253

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Mars
4.600%, 03/01/28(A)	$1,200,000	$1,213,917
		3,422,720
ENERGY — 1.8%
Abu Dhabi Future Energy Pjsc Masdar
4.875%, 05/21/30	500,000	510,379
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	293,265
Enbridge
5.900%, 11/15/26	720,000	731,955
Energy Transfer
6.050%, 12/01/26	925,000	940,809
Hess
4.300%, 04/01/27	1,750,000	1,754,774
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,978,770
ONEOK
5.550%, 11/01/26	1,325,000	1,340,877
Var Energi
5.875%, 05/22/30(A)	1,840,000	1,913,819
Williams
5.400%, 03/02/26	300,000	301,123
		9,765,771
FINANCIALS — 22.8%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,221,200
African Development Bank
4.125%, 02/25/27	1,000,000	1,004,464
3.500%, 09/18/29	500,000	495,725
American Express
5.645%, SOFRINDX + 0.750%, 04/23/27(B)	700,000	704,636
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	554,625
5.098%, SOFRRATE + 1.000%, 02/16/28(B)	650,000	658,011
Arab Energy Fund
1.483%, 10/06/26	930,000	905,011
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,557,864
Ares Capital
7.000%, 01/15/27	900,000	924,260
Asian Infrastructure Investment Bank MTN
4.910%, SOFRINDX + 0.620%, 08/16/27(B)	2,000,000	2,012,282
Athene Global Funding
5.583%, 01/09/29(A)	875,000	900,304
5.339%, 01/15/27(A)	1,000,000	1,013,371

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Aviation Capital Group
4.800%, 10/24/30(A)	$1,225,000	$1,223,505
Bank of America MTN
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	1,500,000	1,521,838
5.819%, SOFRRATE + 1.570%, 09/15/29(B)	1,450,000	1,512,914
5.162%, SOFRRATE + 1.000%, 01/24/31(B)	775,000	800,582
3.705%, TSFR3M + 1.774%, 04/24/28(B)	1,000,000	993,453
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	470,000	471,952
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	509,167
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	554,276
BNP Paribas
2.591%, SOFRRATE + 1.228%, 01/20/28(A)(B)	625,000	611,986
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	982,349
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,148,396
5.203%, 01/18/27(A)	1,150,000	1,163,849
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	765,137
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	861,418
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	500,680
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(B)	1,500,000	1,510,444
Citigroup
5.174%, SOFRRATE + 1.364%, 02/13/30(B)	1,150,000	1,179,972
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(B)	600,000	603,725
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(A)	1,000,000	988,428
ContourGlobal Power Holdings
6.750%, 02/28/30(A)	250,000	256,994

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	$250,000	$247,514
Corebridge Global Funding
5.200%, 01/12/29(A)	380,000	390,051
4.900%, 12/03/29(A)	925,000	944,235
Credit Agricole
5.230%, SOFRRATE + 1.130%, 01/09/29(A)(B)	1,250,000	1,271,815
Credit Agricole Corporate & Investment Bank
4.570%, 08/25/30	2,000,000	1,995,249
Danske Bank
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,372,227
4.420%, H15T1Y + 0.850%, 09/12/31(A)(B)	875,000	870,011
Equitable Financial Life Global Funding
1.800%, 03/08/28(A)	1,350,000	1,277,413
1.300%, 07/12/26(A)	500,000	490,498
European Investment Bank
2.375%, 05/24/27	2,500,000	2,450,379
2.125%, 04/13/26	447,000	443,417
F&G Global Funding
4.650%, 09/08/28(A)	495,000	496,441
Fifth Third Bancorp
1.707%, SOFRRATE + 0.685%, 11/01/27(B)	1,000,000	974,282
Fortitude Global Funding
4.625%, 10/06/28(A)	185,000	185,123
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/27(B)	1,150,000	1,157,262
Goldman Sachs Group
6.484%, SOFRRATE + 1.770%, 10/24/29(B)	3,125,000	3,318,154
4.387%, SOFRRATE + 1.510%, 06/15/27(B)	500,000	500,116
4.223%, TSFR3M + 1.563%, 05/01/29(B)	1,000,000	1,000,168
3.850%, 01/26/27	1,175,000	1,171,189
2.640%, SOFRRATE + 1.114%, 02/24/28(B)	625,000	612,716
Hanwha Futureproof
4.750%, 04/30/28(A)	500,000	508,702
Horace Mann Educators
4.700%, 10/01/30	1,300,000	1,288,165
HPS Corporate Lending Fund
5.300%, 06/05/27(A)	885,000	888,043

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(B)	$1,000,000	$1,000,000
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,427,617
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	746,047
Inter-American Investment
4.125%, 02/15/28	500,000	503,743
Intercontinental Exchange
3.625%, 09/01/28	1,300,000	1,286,085
International Bank for Reconstruction & Development MTN
0.510%, 03/31/28(B)	1,000,000	983,168
0.000%, 03/31/27(C)	2,500,000	2,365,069
International Development Association
4.375%, 11/27/29(A)	425,000	434,563
0.875%, 04/28/26(A)	1,000,000	984,973
International Finance Facility for Immunisation
4.750%, 11/03/25	1,500,000	1,500,000
4.125%, 10/29/27	1,000,000	1,006,131
1.000%, 04/21/26	2,500,000	2,465,281
Jackson National Life Global Funding
5.550%, 07/02/27(A)	595,000	607,331
JPMorgan Chase
6.087%, SOFRRATE + 1.570%, 10/23/29(B)	1,000,000	1,053,667
6.070%, SOFRRATE + 1.330%, 10/22/27(B)	5,000,000	5,089,382
5.571%, SOFRRATE + 0.930%, 04/22/28(B)	1,150,000	1,173,224
4.979%, SOFRRATE + 0.930%, 07/22/28(B)	980,000	993,979
3.702%, TSFR3M + 1.422%, 05/06/30(B)	825,000	810,945
1.045%, SOFRRATE + 0.800%, 11/19/26(B)	1,500,000	1,497,969
JPMorgan Chase Bank
5.110%, 12/08/26	1,150,000	1,163,669
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	304,505
KEB Hana Bank
4.843%, SOFRRATE + 0.600%, 10/21/28(A)(B)	425,000	426,070
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	250,000	243,713

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Lincoln Financial Global Funding
4.625%, 08/18/30(A)	$165,000	$165,368
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	759,541
5.087%, H15T1Y + 0.850%, 11/26/28(B)	1,200,000	1,219,712
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,009,989
M&T Bank
7.413%, SOFRRATE + 2.800%, 10/30/29(B)	1,400,000	1,515,154
4.833%, SOFRRATE + 0.930%, 01/16/29(B)	1,000,000	1,012,019
Manufacturers & Traders Trust
4.650%, 01/27/26	1,650,000	1,651,156
Morgan Stanley MTN
5.652%, SOFRRATE + 1.010%, 04/13/28(B)	1,150,000	1,173,654
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	211,477
5.000%, 11/24/25	3,425,000	3,425,721
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,160,071
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	1,125,000	1,148,387
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	437,025
NLG Global Funding
4.350%, 09/15/30(A)	645,000	638,713
Nordea Bank Abp
5.375%, 09/22/27(A)	600,000	614,644
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,167,349
OPEC Fund for International Development
4.500%, 01/26/26(A)	2,200,000	2,201,177
Pacific Life Global Funding II
4.450%, 05/01/28(A)	1,200,000	1,211,650
PNC Bank
4.050%, 07/26/28	1,375,000	1,372,147
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	766,855
Principal Life Global Funding II
4.950%, 11/27/29(A)	1,175,000	1,201,144
RGA Global Funding
5.448%, 05/24/29(A)	590,000	611,542

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Rocket Mortgage
2.875%, 10/15/26(A)	$1,330,000	$1,306,556
Royal Bank of Canada
4.696%, SOFRRATE + 1.060%, 08/06/31(B)	1,275,000	1,290,484
SBA Tower Trust
4.831%, 10/15/29‡(A)	1,955,000	1,959,504
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	964,549
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	701,909
Swedbank
5.083%, 05/21/30(A)	1,455,000	1,493,599
Truist Financial MTN
4.123%, SOFRRATE + 1.368%, 06/06/28(B)	1,000,000	999,713
1.267%, SOFRRATE + 0.609%, 03/02/27(B)	1,000,000	989,799
UBS
4.864%, SOFRRATE + 0.720%, 01/10/28(B)	1,175,000	1,184,166
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(B)	1,450,000	1,533,403
5.707%, SOFRRATE + 1.070%, 04/22/28(B)	1,150,000	1,175,048
5.244%, SOFRRATE + 1.110%, 01/24/31(B)	775,000	801,910
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,013,463
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	964,941
WLB Asset VI Pte
7.250%, 12/21/27(A)	1,000,000	1,044,262
WLB Asset VII Pte
5.880%, 07/30/29(A)	500,000	501,689
YMCA of Greater New York
5.184%, 08/01/30	500,000	502,577
		125,135,186
HEALTH CARE — 1.1%
CVS Pass-Through Trust
6.036%, 12/10/28	1,385,806	1,408,553
Elevance Health
5.150%, 06/15/29	220,000	226,535
Icon Investments Six DAC
5.809%, 05/08/27	265,000	270,447
PeaceHealth Obligated Group
4.335%, 11/15/28	380,000	381,947
Royalty Pharma
1.750%, 09/02/27	1,275,000	1,221,612

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Smith & Nephew
5.150%, 03/20/27	$515,000	$521,178
Stryker
4.700%, 02/10/28	1,200,000	1,216,473
Zoetis
4.150%, 08/17/28	1,300,000	1,303,872
		6,550,617
INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,020,226
4.875%, 04/01/28	925,000	938,892
HEICO
5.250%, 08/01/28	270,000	278,005
Norfolk Southern
2.300%, 05/15/31	1,000,000	902,022
PACCAR Financial
4.550%, 05/08/30	1,345,000	1,369,057
Penske Truck Leasing Lp
5.350%, 01/12/27(A)	485,000	490,312
Waste Management
4.950%, 07/03/27	1,150,000	1,168,883
		6,167,397
INFORMATION TECHNOLOGY — 1.5%
Apple
3.000%, 06/20/27	2,000,000	1,976,317
Broadcom
5.050%, 04/15/30	1,175,000	1,214,058
Cadence Design Systems
4.300%, 09/10/29	760,000	762,874
Flex
6.000%, 01/15/28	550,000	568,037
Foundry JV Holdco
5.500%, 01/25/31(A)	1,175,000	1,218,041
Open Text
6.900%, 12/01/27(A)	1,295,000	1,348,044
Oracle
2.300%, 03/25/28	650,000	621,497
Sprint Capital
6.875%, 11/15/28	550,000	590,673
		8,299,541
MATERIALS — 0.1%
Celanese US Holdings
6.665%, 07/15/27	748,000	767,782

REAL ESTATE — 1.3%
COPT Defense Properties
2.250%, 03/15/26‡	550,000	545,299
Cousins Properties
5.250%, 07/15/30‡	1,200,000	1,225,241

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
ERP Operating
4.150%, 12/01/28‡	$1,000,000	$1,002,971
Extra Space Storage
5.700%, 04/01/28‡	1,225,000	1,264,001
Host Hotels & Resorts
2.900%, 12/15/31‡	500,000	445,916
Realty Income
4.700%, 12/15/28‡	1,250,000	1,271,381
Welltower OP
2.050%, 01/15/29‡	1,200,000	1,125,694
		6,880,503
UTILITIES — 3.3%
AEP Texas
3.950%, 06/01/28	1,200,000	1,193,652
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	920,894
Consumers 2023 Securitization Funding
5.550%, 03/01/28	756,050	766,984
Continental Wind
6.000%, 02/28/33(A)	846,145	867,568
Emera US Finance
3.550%, 06/15/26	1,025,000	1,019,600
FirstEnergy Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	501,135
Georgia Power
4.850%, 03/15/31	1,200,000	1,230,282
4.650%, 05/16/28	1,175,000	1,192,284
ITC Holdings
4.950%, 09/22/27(A)	1,200,000	1,215,567
New York State Electric & Gas
2.150%, 10/01/31(A)	500,000	436,544
NextEra Energy Operating Partners
7.250%, 01/15/29(A)(D)	1,016,000	1,044,989
PG&E Recovery Funding
4.838%, 06/01/33	3,601,179	3,665,987
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,022,727
Southern Power
0.900%, 01/15/26	1,000,000	993,264
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	1,948,696	1,943,011
		18,014,488
Total Corporate Obligations
(Cost $201,952,882)		204,274,145

U.S. TREASURY OBLIGATIONS — 28.0%

	Face Amount	Value
U.S. Treasury Notes
4.625%, 04/30/29	$11,325,000	$11,685,985
4.250%, 01/15/28	13,880,000	14,064,886
3.875%, 07/15/28	14,900,000	15,000,109
3.625%, 08/15/28	17,475,000	17,483,191
3.625%, 09/30/30	683,000	680,119
3.625%, 10/31/30	331,000	329,629
3.375%, 09/15/28	8,725,000	8,669,106
3.125%, 08/31/27	28,700,000	28,449,996
1.875%, 06/30/26	22,185,000	21,907,254
1.875%, 07/31/26	7,200,000	7,099,969
1.250%, 06/30/28	13,010,000	12,238,039
0.625%, 12/31/27	9,300,000	8,729,285
0.500%, 06/30/27	7,200,000	6,840,844

Total U.S. Treasury Obligations
(Cost $152,272,165)		153,178,412

ASSET-BACKED SECURITIES — 18.8%

Automotive — 9.4%
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	$436,723	$438,350
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	131,127	132,151
ARI Fleet Lease Trust, Ser 2025-B, Cl A3
4.600%, 03/15/34 (A)	260,000	263,019
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	440,245	443,236
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	772,153	779,743
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	241,061	242,582
BofA Auto Trust, Ser 2025-1A, Cl A4
4.470%, 11/20/31 (A)	450,000	454,732
Bridgecrest Lending Auto Securitization Trust, Ser 2024- 1, Cl A3
5.530%, 01/18/28	30,888	30,898
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A3
3.850%, 07/15/30	325,000	324,721

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A4
3.920%, 02/18/31	$340,000	$338,991
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	801,499
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	177,778	178,109
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	541,504	545,023
CarMax Auto Owner Trust, Ser 2024-4, Cl A2A
4.670%, 12/15/27	547,776	548,677
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/30	501,000	504,167
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	333,260	335,107
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	696,929	702,073
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	438,786	440,979
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	23,268	23,272
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	97,951	98,150
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	689,424	693,472
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	1,372,659	1,390,982
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	361,343
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/29 (A)	375,000	377,654
Enterprise Fleet Financing, Ser 2025-4, Cl A3
4.110%, 12/20/29 (A)	1,009,000	1,008,771
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	210,148	210,260

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	$569,049	$569,606
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A3
4.230%, 12/15/28	1,700,000	1,707,903
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/33 (A)	245,000	241,924
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A3
4.070%, 07/15/29	550,000	550,937
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/29	565,000	570,657
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/29 (A)	1,200,000	1,219,755
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	732,560
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	93,196	93,578
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	182,708	183,809
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	233,123	233,435
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	1,230,400	1,239,080
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A4
5.710%, 02/16/29	500,000	511,508
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A3
4.850%, 12/18/28	494,397	496,998
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl B
4.620%, 05/16/31	405,000	407,259
GM Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A3
4.180%, 08/16/30	2,000,000	2,010,969

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/31	$220,000	$219,407
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A4
3.930%, 04/16/32	200,000	199,247
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,306,547
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	791,453	794,799
Honda Auto Receivables Owner Trust, Ser 2023-4, Cl A3
5.670%, 06/21/28	1,592,466	1,609,341
Honda Auto Receivables Owner Trust, Ser 2024-1, Cl A4
5.170%, 05/15/30	880,000	893,700
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A3
4.150%, 10/15/29	460,000	461,504
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A3
5.800%, 12/15/26 (A)	462,960	463,841
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/28 (A)	1,450,000	1,457,382
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	98,453	98,538
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,165,457	1,173,750
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/30 (A)	1,265,000	1,264,402
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	1,110,000	1,121,751
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	198,419	198,456
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	2,000,000	2,020,853
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/27	289,196	289,614

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/29	$1,410,000	$1,423,333
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	192,169	193,652
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	827,951	826,346
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	91,347	91,458
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	303,114	304,070
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	693,388	697,825
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	286,590	288,153
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (A)	20,273	20,291
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	807,831	810,286
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (A)	159,934	160,049
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (A)	500,000	501,914
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (A)	38,029	38,049
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	310,000	312,310
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A3
4.110%, 03/15/30	865,000	869,184
Toyota Lease Owner Trust, Ser 2024-B, Cl A4
4.250%, 01/22/29 (A)	1,500,000	1,501,924
Toyota Lease Owner Trust, Ser 2025-B, Cl A4
3.970%, 01/22/30 (A)	675,000	672,834

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	$531,109	$534,162
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	320,000	322,335
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A4
4.000%, 05/20/30	1,770,000	1,769,566
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/29	710,000	717,585
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/27 (A)	32,290	32,332
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	566,808	570,251
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	586,149	593,545
World Omni Auto Receivables Trust, Ser 2025-B, Cl A4
4.530%, 08/15/31	730,000	740,989
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	276,857	277,513
		51,281,027
Other Asset-Backed Securities — 9.4%
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/29 (A)	550,000	551,800
AGL CLO 33, Ser 2024-33A, Cl A1
5.220%, TSFR3M + 1.350%, 07/21/37 (A)(B)	2,150,000	2,157,394
AGL CLO 7, Ser 2025-7A, Cl BR2
5.505%, TSFR3M + 1.600%, 10/15/38 (A)(B)	3,260,000	3,262,018
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	58,678	58,807
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	183,510	185,486
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	190,000	193,783

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Amur Equipment Finance Receivables XV, Ser 2025-1A, Cl A2
4.700%, 09/22/31 (A)	$1,030,000	$1,038,899
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	121,893	122,672
Beechwood Park CLO, Ser 2025-1A, Cl B2RR
–%, TSFR3M + 1.450%, 01/17/35 (A)(B)	1,000,000	1,000,000
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl A2
5.050%, 03/15/29 (A)	163,555	164,132
Buttermilk Park CLO, Ser 2024-1A, Cl A1R
4.985%, TSFR3M + 1.080%, 10/15/31 (A)(B)	982,840	982,316
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	167,061	167,854
Centersquare Issuer, Ser 2025-1A, Cl A2
5.500%, 03/26/55 (A)	1,050,000	1,046,993
CIFC Funding, Ser 2024-5A, Cl AR
5.292%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,277,043
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/49 (A)	1,015,000	1,027,313
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	764,771	769,150
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	145,259	145,713
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	342,037	344,174
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	264,748	266,546
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	424,022	428,373
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	452,559	454,188
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	760,342	763,799
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	229,780	230,671
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	1,012,422

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	$1,000,000	$1,037,097
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (A)	300,000	308,955
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	585,000	589,860
HPEFS Equipment Trust, Ser 2023-2A, Cl A3
5.990%, 01/21/31 (A)	31,939	31,961
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	430,238	431,963
John Deere Owner Trust, Ser 2025-B, Cl A3
4.170%, 12/17/29	1,660,000	1,667,364
Kubota Credit Owner Trust, Ser 2024-2A, Cl A3
5.260%, 11/15/28 (A)	1,950,000	1,981,946
Madison Park Funding XLVI, Ser 2025-46A, Cl B1RR
5.405%, TSFR3M + 1.500%, 10/15/34 (A)(B)	2,175,000	2,173,845
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	612,636
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	110,587	110,746
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	115,200	100,145
Neuberger Berman Loan Advisers CLO 38, Ser 2025-38A, Cl AR2
4.844%, TSFR3M + 0.960%, 10/20/36 (A)(B)	2,000,000	1,998,536
NYCTL 2025-A Trust, Ser 2025-A, Cl A
4.840%, 11/10/38 (A)	1,512,000	1,508,519
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.136%, TSFR3M + 0.970%, 04/15/31 (A)(B)	91,227	91,240
OHA Credit Funding 16-R, Ser 2025-16RA, Cl B
5.434%, TSFR3M + 1.550%, 10/20/38 (A)(B)	2,175,000	2,175,000
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,067,979
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	951,920	907,375

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Progress Residential Trust, Ser 2025-SFR1, Cl A
3.400%, 02/17/42 (A)	$777,868	$744,932
Rad Clo 25, Ser 2024-25A, Cl A1
5.344%, TSFR3M + 1.460%, 07/20/37 (A)(B)	2,200,000	2,206,529
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl A2
4.992%, 09/15/49 (A)	765,000	764,684
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (A)	79,739	79,953
Stack Infrastructure Issuer, Ser 2025-1A, Cl A2
5.000%, 05/25/50 (A)	1,765,000	1,759,057
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	869,741	797,941
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	852,616	790,978
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,401,892	1,414,554
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/55 (A)	1,000,000	993,098
Switch ABS Issuer, Ser 2025-2A, Cl A21
5.121%, 10/25/55 (A)	1,090,000	1,091,004
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/50 (A)	1,261,221	1,263,317
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/29 (A)	1,900,000	1,905,077
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	56,381	56,612
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	400,922	384,005
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	109,696	106,528
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	835,679	729,014

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Volvo Financial Equipment Series, Ser 2025-2A, Cl A4
4.060%, 06/15/33 (A)	$748,000	$744,794
		51,278,790
Total Asset-Backed Securities
(Cost $101,789,135)		102,559,817

MORTGAGE-BACKED SECURITIES — 9.3%

Agency Mortgage-Backed Obligations — 4.2%
FHLMC
5.000%, 07/01/35	$79,269	$80,471
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.439%, 09/25/37 (B)	16,805,556	1,770,432
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	792,457	797,086
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	380,597	369,246
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	1,929,534	1,946,282
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	1,970,599	1,989,572
FNMA
5.000%, 03/01/34	61,316	62,132
3.500%, 11/01/34	189,030	188,025
FNMA, Ser 2009-62, Cl WA
5.586%, 08/25/39 (B)	11,919	12,012
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	967,771	954,225
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	1,920,211	1,856,047
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	744,539	729,062
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	360,832	346,563
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	875,709	842,717
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	891,724	866,072
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	403,345	389,536
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,025,914	1,031,366
FNMA, Ser 2022-72, Cl CB
5.250%, 07/25/39	2,923,100	2,934,191
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	1,745,427	1,760,818
FNMA, Ser 2024-58, Cl BA
5.000%, 09/25/53	1,688,637	1,709,820

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	$1,027	$1,025
GNMA, Ser 2017-99, Cl WA
4.969%, 12/20/32 (B)	90,679	91,037
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	102,630	101,565
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	728,669	729,825
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	1,359,119	1,355,082
		22,914,209
Non-Agency Mortgage-Backed Obligations — 5.1%
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(E)	826,918	822,830
Angel Oak Mortgage Trust, Ser 2024-8, Cl A1
5.338%, 05/27/69 (A)(E)	341,361	342,436
Angel Oak Mortgage Trust, Ser 2024-9, Cl A1
5.138%, 09/25/69 (A)(E)	1,263,620	1,261,339
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	176,879	175,524
BANK, Ser 2024-BNK48, Cl A1
4.333%, 10/15/57	334,309	333,694
BBCMS Mortgage Trust, Ser 2024-C28, Cl A1
4.910%, 09/15/57	655,751	661,989
BBCMS Mortgage Trust, Ser 2024-C30, Cl A1
4.902%, 11/15/57	1,015,698	1,027,837
BBCMS Mortgage Trust, Ser 2025-C32, Cl A1
4.968%, 02/15/62	789,187	800,285
BBCMS Trust, Ser 2015-SRCH, Cl A2
4.197%, 08/10/35 (A)	1,435,000	1,406,900
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(E)	1,408,741	1,419,615
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
5.022%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	491,385
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.522%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,496,094
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
5.872%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,750,000	1,746,719
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,214,828

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.482%, 04/15/42 (A)(B)	$250,000	$256,421
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.300%, 04/15/42 (A)(B)	975,000	9,224
COLT, Ser 2025-1, Cl A1
5.699%, 01/25/70 (A)(E)	611,265	616,325
FREMF Mortgage Trust, Ser 2019-K89, Cl B
4.290%, 01/25/51 (A)(B)	1,400,000	1,394,186
FREMF Mortgage Trust, Ser 2019-K94, Cl B
3.964%, 07/25/52 (A)(B)	1,262,000	1,236,681
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(E)	772,374	780,172
GCAT Trust, Ser 2025-NQM5, Cl A1
4.981%, 08/25/70 (A)(B)	1,052,218	1,051,029
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
4.916%, 08/25/34 (B)	7,448	7,108
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	984,173
MAC Trust, Ser 2025-801B, Cl A
5.732%, TSFR1M + 1.700%, 10/15/40 (A)(B)	250,000	250,414
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.335%, 09/10/39 (A)(B)	214,000	203,654
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
4.947%, TSFR1M + 0.915%, 04/15/38 (A)(B)	573,778	573,598
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	220,154	223,170
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A1
5.738%, 11/25/69 (A)(B)	890,026	897,603
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(E)	594,327	594,688
OBX Trust, Ser 2024-NQM13, Cl A1
5.116%, 06/25/64 (A)	231,812	231,930
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/64 (A)(E)	448,519	450,275

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(E)	$519,538	$525,902
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	66,251	57,155
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.452%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	449,165
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(E)	713,605	723,236
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A1
4.894%, 08/15/57	749,886	757,496
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.575%, TSFR1M + 1.542%, 08/15/42 (A)(B)	250,000	249,687
		27,724,767
Total Mortgage-Backed Securities
(Cost $49,139,967)		50,638,976

MUNICIPAL BONDS — 4.1%

California — 0.9%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,475,700
5.950%, 08/01/29	825,000	843,754
California State Public Works Board, Ser D, RB
3.770%, 11/01/26	135,000	134,792
Mount Diablo Unified School District, Ser B-NE, GO
5.548%, 08/01/27	280,000	284,377
San Diego Unified School District, GO
3.915%, 07/01/28	600,000	602,471
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,400,000	1,419,828
		4,760,922
Colorado — 0.1%
Broomfield Urban Renewal Authority, TA
4.700%, 12/01/28	800,000	816,629

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

MUNICIPAL BONDS — continued

	Face Amount	Value
Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$650,632	$640,793

Illinois — 0.2%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	249,904
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,249,071
		1,498,975
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (A)	250,000	253,288

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	394,307	392,788

Maryland — 0.1%
Montgomery County Housing Opportunities Commission, RB
4.412%, 12/01/27	350,000	355,245

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
4.400%, 02/01/29 (A)(B)	2,500,000	2,500,000
4.270%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New Jersey — 0.6%
Jersey City Municipal Utilities Authority, Ser B, RB
4.800%, 05/01/26	450,000	450,491
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,010,841
4.927%, 03/01/26	1,000,000	1,002,126
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/26	510,000	511,808
		2,975,266

MUNICIPAL BONDS — continued

	Face Amount	Value
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
6.222%, 04/01/40	$600,000	$622,971
5.822%, 04/01/27	665,000	667,625
5.739%, 04/01/26	250,000	250,280
		1,540,876
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	611,852

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	1,000,000	958,051
2.165%, 11/01/26 (A)	500,000	488,298
		1,446,349
Pennsylvania — 0.4%
Philadelphia Authority for Industrial Development, Ser A, RB
6.350%, 04/15/28	2,025,000	2,105,824

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	210,000	213,510

Texas — 0.1%
Hidalgo County Drain District No. 1, GO
3.939%, 09/01/26	500,000	499,771

West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	1,000,000	953,228

Total Municipal Bonds
(Cost $22,255,548)		22,415,328

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

SOVEREIGN DEBT — 1.0%

	Face Amount	Value
CANADA — 0.2%
CDP Financial MTN
1.000%, 05/26/26(A)	$1,000,000	$983,609

IRELAND — 0.4%
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,436,445

JAPAN — 0.1%
Japan Bank for International Cooperation
1.625%, 01/20/27	500,000	486,849
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	233,138

		719,987
NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
4.500%, 01/16/30(A)	250,000	256,597

SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(A)	250,000	252,291

SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	1,000,000	1,025,541

Total Sovereign Debt
(Cost $5,679,515)		5,674,470

REPURCHASE AGREEMENTS — 0.7%

Barclays Capital
4.150%, dated 10/31/25, to be repurchased on 11/03/25, repurchase price $2,000,692 (collateralized by a U.S. Treasury Obligation, par value $2,025,500, 3.875%, 04/30/2030; with total market value $2,040,063)	$2,000,000	$2,000,000

REPURCHASE AGREEMENTS — continued

	Face Amount	Value
Socgen Triparty Treasury
4.150%, dated 10/31/25, to be repurchased on 11/03/25, repurchase price $2,100,726 (collateralized by a U.S. Treasury Obligation, par value $2,150,700, 4.500%, 11/15/2054; with total market value $2,142,054)	$2,100,000	$2,100,000

Total Repurchase Agreements
(Cost $4,100,000)		4,100,000

BANK LOAN OBLIGATIONS — 0.3%

ECOLOGICAL SERVICES & EQUIPMENT — 0.3%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$247,416	$247,416
Terraform Power Operating Specified Refinancing Term Loan
6.002%, TSFR1M + 2.500%, 05/21/29(B)	1,620,917	1,615,519
		1,862,935
Total Bank Loan Obligations
(Cost $1,866,972)		1,862,935

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%

Export-Import Bank of the United States
2.628%, 11/12/26	$690,386	$682,338
United States International Development Finance
1.790%, 10/15/29	250,689	239,431

Total U.S. Government Agency Obligations
(Cost $935,829)		921,769

SHORT-TERM INVESTMENT — 0.2%

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.290%, (F)
(Cost $1,087,515)	1,087,515	$1,087,515
Total Short-Term Investment
(Cost $1,087,515)		1,087,515

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

SHORT-TERM INVESTMENT — continued

	Shares	Value
Total Investments in Securities— 99.9%
(Cost $541,079,528)		$546,713,367

Percentages are based on Net Assets of $547,067,385.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	410	Dec-2025	$85,430,788	$85,379,297	$(51,491)

Short Contracts
U.S. 5-Year Treasury Note	(213)	Dec-2025	(23,368,183)	(23,261,930)	106,253
			$62,062,605	$62,117,367	$54,762

‡	Real Estate Investment Trust.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2025 was $165,487,620 and represented 30.2% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.
(D)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $1,064,855.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2025, was $1,087,515.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

OCTOBER 31, 2025

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IO — Interest Only — face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TA — Tax Allocation

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$204,274,145	$—	$204,274,145
U.S. Treasury Obligations	—	153,178,412	—	153,178,412
Asset-Backed Securities	—	102,559,817	—	102,559,817
Mortgage-Backed Securities	—	50,638,976	—	50,638,976
Municipal Bonds	—	22,415,328	—	22,415,328
Sovereign Debt	—	5,674,470	—	5,674,470
Repurchase Agreements	—	4,100,000	—	4,100,000
Bank Loan Obligations	—	1,862,935	—	1,862,935
U.S. Government Agency Obligations	—	921,769	—	921,769
Short-Term Investment	1,087,515	—	—	1,087,515
Total Investments in Securities	$1,087,515	$545,625,852	$—	$546,713,367

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$106,253	$–	$–	$106,253
Unrealized Depreciation	(51,491)	–	–	(51,491)
Total Other Financial Instruments	$54,762	$–	$–	$54,762
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 32.7%

	Face Amount	Value
U.S. Treasury Bonds
5.000%, 05/15/45	$4,100,000	$4,287,062
4.875%, 08/15/45	7,955,000	8,190,396
4.750%, 11/15/43	5,420,000	5,520,566
4.750%, 02/15/45	5,460,000	5,531,662
4.750%, 11/15/53	1,785,000	1,805,360
4.750%, 05/15/55	53,955,000	54,659,669
4.625%, 05/15/44	19,110,000	19,105,521
4.625%, 11/15/44	6,230,000	6,217,345
4.625%, 05/15/54	2,420,000	2,397,880
4.625%, 02/15/55	20,305,000	20,148,139
4.500%, 02/15/44	13,848,000	13,641,058
4.500%, 11/15/54	2,960,000	2,876,634
4.375%, 08/15/43	2,740,000	2,665,078
4.250%, 02/15/54	185,000	172,419
4.250%, 08/15/54	965,000	899,146
4.125%, 08/15/44	11,220,000	10,495,177
4.125%, 08/15/53	14,912,000	13,600,500
3.875%, 05/15/43	3,615,000	3,302,077
3.625%, 05/15/53	165,000	137,614
3.375%, 08/15/42	6,970,000	5,983,582
3.000%, 02/15/49	615,000	465,214
3.000%, 08/15/52	4,522,000	3,339,038
2.875%, 05/15/43	5,705,000	4,507,173
2.500%, 02/15/45	14,955,000	10,830,107
2.500%, 02/15/46	870,000	620,589
2.500%, 05/15/46	210,000	149,289
2.375%, 02/15/42	870,000	650,393
2.250%, 08/15/46	1,805,000	1,218,022
2.250%, 02/15/52	5,235,000	3,284,553
2.000%, 11/15/41	1,305,000	924,817
2.000%, 02/15/50	4,745,000	2,870,354
2.000%, 08/15/51	6,755,000	4,004,448
1.875%, 02/15/41	935,000	662,754
1.875%, 02/15/51	325,000	187,878
1.875%, 11/15/51	3,200,000	1,831,625
1.750%, 08/15/41	9,530,000	6,525,072
1.625%, 11/15/50	12,805,000	6,961,578
1.375%, 08/15/50	12,530,000	6,385,895
1.250%, 05/15/50	17,155,000	8,523,891
1.125%, 08/15/40	3,465,000	2,205,012
U.S. Treasury Notes
4.625%, 04/30/29	16,000,000	16,516,250
4.375%, 11/30/28	3,995,000	4,082,547
4.375%, 11/30/30	2,650,000	2,728,879
4.375%, 01/31/32	21,080,000	21,707,459
4.250%, 06/30/31	17,325,000	17,732,408
4.250%, 05/15/35	19,864,000	20,121,611
4.250%, 08/15/35	40,943,800	41,451,698
4.125%, 10/31/29	6,770,000	6,884,508
4.125%, 11/30/29	925,000	940,826
4.125%, 07/31/31	5,825,000	5,926,255

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
4.125%, 11/30/31	$8,020,000	$8,151,578
4.011%, USBMMY3M + 0.159%, 07/31/27(A)	30,960,000	30,953,731
4.000%, 10/31/29	4,922,000	4,983,140
4.000%, 03/31/30	350,000	354,430
4.000%, 05/31/30	2,095,000	2,122,251
4.000%, 04/30/32	2,080,000	2,097,469
3.875%, 07/31/27	1,805,000	1,812,615
3.875%, 07/15/28	41,340,000	41,627,442
3.875%, 04/30/30	3,345,000	3,370,741
3.875%, 07/31/30	9,005,000	9,068,176
3.875%, 08/15/34	90,570,000	89,522,784
3.864%, USBMMY3M + 0.098%, 01/31/27(A)	17,860,000	17,841,098
3.750%, 05/31/30	3,410,000	3,417,726
3.625%, 08/15/28	2,965,000	2,967,085
3.625%, 08/31/30	11,780,000	11,733,064
3.625%, 09/30/30	7,955,800	7,923,050
3.625%, 10/31/30	110,030,000	109,625,983
3.625%, 09/30/31	13,155,000	13,031,672
3.500%, 09/30/27	5,995,000	5,983,525
3.500%, 10/15/28	2,610,000	2,602,863
3.500%, 09/30/29	4,595,000	4,568,615
3.375%, 09/15/28	1,570,000	1,560,433
2.750%, 05/31/29	2,100,000	2,037,738
1.625%, 05/15/31	8,150,000	7,286,291
1.500%, 11/30/28	965,000	906,044
1.375%, 11/15/31	13,895,000	12,081,051
1.250%, 06/30/28	19,530,000	18,375,747
1.250%, 08/15/31	2,695,000	2,341,808
1.125%, 02/15/31	2,385,000	2,093,490
0.625%, 05/15/30	5,175,000	4,518,422

Total U.S. Treasury Obligations
(Cost $819,992,567)		810,837,090

CORPORATE OBLIGATIONS — 27.5%

COMMUNICATION SERVICES — 1.6%
Alphabet
1.100%, 08/15/30	$5,000,000	$4,382,505
AT&T
4.350%, 06/15/45	3,065,000	2,579,476
3.800%, 12/01/57	750,000	529,131
3.550%, 09/15/55	1,238,000	844,440
2.550%, 12/01/33	150,000	127,238
CCO Holdings
4.500%, 05/01/32	975,000	867,174
Charter Communications Operating
6.100%, 06/01/29	1,630,000	1,703,951
5.125%, 07/01/49	1,230,000	991,636

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
4.200%, 03/15/28	$630,000	$626,459
Comcast
4.650%, 02/15/33	2,500,000	2,501,306
Cox Communications
5.950%, 09/01/54(B)	1,390,000	1,266,168
3.350%, 09/15/26(B)	575,000	570,637
1.800%, 10/01/30(B)	650,000	568,227
Meta Platforms
5.625%, 11/15/55	745,000	738,534
4.450%, 08/15/52	3,050,000	2,552,559
Prosus MTN
4.850%, 07/06/27(B)	500,000	503,750
3.680%, 01/21/30(B)	200,000	191,913
3.061%, 07/13/31(B)	1,940,000	1,766,242
Rogers Communications
3.800%, 03/15/32	1,705,000	1,606,835
Telecom Italia Capital
7.200%, 07/18/36	175,000	190,632
Time Warner Cable
6.750%, 06/15/39	800,000	821,239
Verizon Communications
4.400%, 11/01/34	3,130,000	3,012,322
3.875%, 03/01/52	3,500,000	2,645,016
3.550%, 03/22/51	895,000	645,025
2.850%, 09/03/41	2,500,000	1,805,692
2.650%, 11/20/40	2,390,000	1,711,096
1.500%, 09/18/30	2,500,000	2,187,239
		37,936,442
CONSUMER DISCRETIONARY — 0.8%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	5,000,000	3,644,722
Block Financial
5.375%, 09/15/32	820,000	830,827
Carnival
5.750%, 03/15/30(B)	1,955,000	2,013,782
Ford Motor Credit
7.350%, 11/04/27	525,000	548,149
5.303%, 09/06/29	1,130,000	1,132,633
3.375%, 11/13/25	450,000	449,819
General Motors
6.250%, 04/15/35	1,070,000	1,137,610
5.625%, 04/15/30	740,000	769,943
General Motors Financial
5.050%, 04/04/28	565,000	574,606
Genuine Parts
4.950%, 08/15/29	830,000	839,234
Lowe's
4.850%, 10/15/35	1,400,000	1,383,238
Nissan Motor Acceptance
5.625%, 09/29/28(B)	1,453,000	1,452,572
5.550%, 09/13/29(B)	665,000	661,045

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
PVH
5.500%, 06/13/30	$1,280,000	$1,302,740
Ralph Lauren
5.000%, 06/15/32	785,000	806,516
Starbucks
4.450%, 08/15/49	2,500,000	2,107,292
Stellantis Finance US
6.450%, 03/18/35(B)	655,000	680,551
Stellantis Financial Services US
4.950%, 09/15/28(B)	1,260,000	1,264,990
Whirlpool
6.125%, 06/15/30	205,000	203,519
ZF North America Capital
7.125%, 04/14/30(B)	320,000	311,551
		22,115,339
CONSUMER STAPLES — 0.6%
Albertsons
5.500%, 03/31/31(B)	1,510,000	1,521,966
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	2,020,000	2,097,683
Coca-Cola
1.450%, 06/01/27	25,000	24,127
Mather Foundation
2.675%, 10/01/31	2,500,000	2,252,090
PepsiCo
5.000%, 07/23/35	690,000	705,980
3.900%, 07/18/32	3,000,000	2,944,462
2.875%, 10/15/49	4,340,000	2,922,348
RELX Capital
3.000%, 05/22/30	50,000	47,375
Skandinaviska Enskilda Banken
4.500%, 09/03/30(B)	676,000	676,876
Sysco
2.400%, 02/15/30	2,500,000	2,316,108
Target
5.000%, 04/15/35	610,000	617,646
		16,126,661
ENERGY — 1.8%
APA
6.750%, 02/15/55	860,000	856,319
BP Capital Markets America
3.060%, 06/17/41	2,250,000	1,727,483
California Resources
8.250%, 06/15/29(B)	845,000	878,791
Cameron LNG
3.701%, 01/15/39(B)	1,995,000	1,712,834
Chevron USA
4.687%, 04/15/30	870,000	890,475

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Chord Energy
6.000%, 10/01/30(B)	$660,000	$660,692
Civitas Resources
9.625%, 06/15/33(B)	765,000	820,711
Energy Transfer
6.500%, 02/01/42	835,000	879,597
6.100%, 12/01/28	1,855,000	1,948,392
Helmerich & Payne
5.500%, 12/01/34(C)	620,000	610,553
Hess Midstream Operations
5.875%, 03/01/28(B)	1,690,000	1,723,048
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	54,487
5.500%, 03/01/44	370,000	359,197
Kinetik Holdings
6.625%, 12/15/28(B)	610,000	626,397
MidAmerican Energy
5.850%, 09/15/54	975,000	1,026,902
5.300%, 02/01/55	1,050,000	1,019,878
4.250%, 07/15/49	2,055,000	1,716,113
3.950%, 08/01/47	2,500,000	2,016,957
2.700%, 08/01/52	2,588,000	1,629,821
MPLX
5.500%, 02/15/49	2,350,000	2,183,794
5.400%, 09/15/35	610,000	612,204
NFE Financing
12.000%, 11/15/29(B)(C)	3,549,600	865,051
Northern Oil & Gas
7.875%, 10/15/33(B)	695,000	676,901
Occidental Petroleum
5.200%, 08/01/29	910,000	929,036
ONEOK
6.250%, 10/15/55	1,500,000	1,501,432
5.400%, 10/15/35	2,630,000	2,639,691
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,625,296
Plains All American Pipeline
5.600%, 01/15/36	520,000	525,016
Sunoco
5.625%, 03/15/31(B)	1,465,000	1,465,842
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,290,250	1,961,805
Targa Resources
6.125%, 05/15/55	1,165,000	1,170,131
Topaz Solar Farms
5.750%, 09/30/39(B)	5,023,974	5,023,974
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,313,557
		43,652,377

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 16.2%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(D)	$3,750,000	$3,780,712
4.125%, 02/25/27	2,500,000	2,511,161
3.500%, 09/18/29	1,000,000	991,451
Ally Financial
5.548%, SOFRRATE + 1.780%, 07/31/33(A)	1,870,000	1,876,953
American Express
4.804%, SOFRRATE + 1.237%, 10/24/36(A)	2,055,000	2,031,102
3.550%, H15T5Y + 2.854%(A)(D)	675,000	662,403
American Financial Group
5.000%, 09/23/35	330,000	323,227
American National Global Funding
5.550%, 01/28/30(B)	570,000	587,349
5.250%, 06/03/30(B)	575,000	585,629
American National Group
6.000%, 07/15/35	615,000	624,363
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,853,794
3.875%, 03/16/29(B)	420,000	413,467
2.625%, 09/10/30(B)	500,000	459,488
Antares Holdings
6.350%, 10/23/29(B)	720,000	734,370
Apollo Debt Solutions BDC
5.875%, 08/30/30(B)	470,000	475,182
Arab Energy Fund
5.428%, 05/02/29	2,750,000	2,856,085
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,557,864
Ares Capital
7.000%, 01/15/27	487,000	500,171
5.800%, 03/08/32	580,000	584,875
2.875%, 06/15/28	1,320,000	1,256,852
Ares Strategic Income Fund
5.700%, 03/15/28	570,000	576,641
Arthur J Gallagher
6.500%, 02/15/34	1,510,000	1,671,840
Asian Infrastructure Investment Bank
4.901%, SOFRINDX + 0.620%, 08/16/27(A)	1,000,000	1,006,141
4.875%, 09/14/26(C)	1,000,000	1,008,653
4.500%, 01/16/30	1,200,000	1,234,526
Athene Global Funding
5.543%, 08/22/35(B)	720,000	728,049
5.380%, 01/07/30(B)	810,000	830,872
4.830%, 05/09/28(B)	565,000	569,879

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Atlas Warehouse Lending
6.250%, 01/15/30(B)	$445,000	$465,925
Aviation Capital Group
5.125%, 04/10/30(B)	620,000	629,136
Avolon Holdings Funding
4.950%, 10/15/32(B)	1,470,000	1,450,506
4.950%, 01/15/28(B)	990,000	999,540
Bacardi-Martini BV
5.550%, 02/01/30(B)	1,080,000	1,115,640
Bain Capital Specialty Finance
5.950%, 03/15/30	350,000	348,705
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(A)	2,055,000	2,106,826
4.450%, 03/03/26	1,275,000	1,276,061
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	2,700,000	2,003,840
2.572%, SOFRRATE + 1.210%, 10/20/32(A)	650,000	584,300
Bank of Montreal
5.004%, SOFRINDX + 0.670%, 01/27/29(A)	575,000	585,971
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/31(A)	960,000	985,528
4.729%, SOFRRATE + 1.135%, 04/20/29(A)	585,000	594,312
Bank of Nova Scotia
4.338%, SOFRRATE + 1.090%, 09/15/31(A)	1,873,000	1,861,486
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,240,000	1,287,328
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	3,130,000	3,187,530
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	903,476
Barings BDC
5.200%, 09/15/28	820,000	815,530
Belrose Funding Trust II
6.792%, 05/15/55(B)	555,000	590,923
BGC Group
6.150%, 04/02/30	305,000	314,748
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,782,837
Blackstone Reg Finance
4.950%, 02/15/36	750,000	744,476
4.300%, 11/03/30	595,000	592,766
Block
5.625%, 08/15/30(B)	915,000	928,806

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Blue Owl Capital
2.875%, 06/11/28	$2,700,000	$2,549,611
Blue Owl Credit Income
7.750%, 01/15/29	2,670,000	2,844,986
6.600%, 09/15/29	555,000	573,530
Blue Owl Technology Finance II
6.750%, 04/04/29	585,000	597,816
BNP Paribas
5.283%, SOFRRATE + 1.280%, 11/19/30(A)(B)	675,000	692,248
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	1,465,000	1,500,646
4.375%, 05/12/26(B)	250,000	249,663
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	2,450,000	2,406,755
Bush Foundation
2.754%, 10/01/50	1,000,000	636,283
CaixaBank
4.885%, SOFRRATE + 1.360%, 07/03/31(A)(B)	845,000	855,067
Canadian Imperial Bank of Commerce
4.857%, SOFRRATE + 1.030%, 03/30/29(A)	1,475,000	1,497,158
Cantor Fitzgerald
7.200%, 12/12/28(B)	750,000	796,296
Capital Impact Partners
5.999%, 08/01/35	2,500,000	2,578,864
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	775,000	873,544
6.377%, SOFRRATE + 2.860%, 06/08/34(A)	1,490,000	1,612,639
6.312%, SOFRRATE + 2.640%, 06/08/29(A)	350,000	366,784
5.268%, SOFRRATE + 2.370%, 05/10/33(A)	1,320,000	1,347,747
4.927%, SOFRRATE + 2.057%, 05/10/28(A)	675,000	681,396
4.493%, SOFRRATE + 1.250%, 09/11/31(A)	600,000	595,351
Cargill
5.375%, 10/23/55(B)	735,000	716,685
Carlyle Secured Lending
5.750%, 02/15/31	510,000	498,582
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	500,680
CGI
4.950%, 03/14/30(B)	1,275,000	1,292,579

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(D)	$4,910,000	$4,865,275
Chubb INA Holdings
4.900%, 08/15/35	535,000	538,434
Citadel Securities Global Holdings
5.500%, 06/18/30(B)	270,000	276,008
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	4,620,000	4,652,166
Citigroup
8.125%, 07/15/39	785,000	1,006,586
4.643%, SOFRRATE + 1.143%, 05/07/28(A)	2,085,000	2,098,429
4.600%, 03/09/26	40,000	40,052
4.450%, 09/29/27	1,920,000	1,926,094
4.000%, H15T5Y + 3.597%(A)(D)	5,725,000	5,713,669
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	2,205,000	2,055,011
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	940,000	945,897
Citizens Financial Group
5.253%, SOFRRATE + 1.259%, 03/05/31(A)	600,000	613,485
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	988,428
CNH Industrial Capital
4.750%, 03/21/28	505,000	511,020
4.500%, 10/16/30	1,420,000	1,417,187
CNO Global Funding
4.875%, 12/10/27(B)	860,000	870,387
4.375%, 09/08/28(B)	658,000	657,507
Commonwealth Bank of Australia NY
4.423%, 03/14/28	585,000	591,971
Community Preservation
2.867%, 02/01/30	2,400,000	2,233,942
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	2,026,173
ContourGlobal Power Holdings
6.750%, 02/28/30(B)	500,000	513,988
Cooperatieve Rabobank UA
4.990%, H15T1Y + 0.920%, 05/27/31(A)(B)	730,000	745,393
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	765,000	783,457

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
6.375%, H15T5Y + 2.646%, 09/15/54(A)	$2,045,000	$2,105,516
Credit Agricole
5.230%, SOFRRATE + 1.130%, 01/09/29(A)(B)	653,000	664,396
4.818%, SOFRRATE + 1.360%, 09/25/33(A)(B)	883,000	877,789
Credit Agricole Corporate & Investment Bank
4.570%, 08/25/30	1,500,000	1,496,437
Crescent Energy Finance
8.375%, 01/15/34(B)	760,000	743,333
7.625%, 04/01/32(B)	400,000	387,786
Daimler Truck Finance North America
5.625%, 01/13/35(B)	770,000	796,074
4.650%, 10/12/30(B)	905,000	907,587
Danske Bank
5.019%, H15T1Y + 0.930%, 03/04/31(A)(B)	995,000	1,014,363
Deutsche Bank NY
5.297%, SOFRRATE + 1.720%, 05/09/31(A)	1,270,000	1,298,249
4.950%, SOFRRATE + 1.300%, 08/04/31(A)	665,000	670,778
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/30(A)(B)	430,000	438,190
Element Fleet Management
5.037%, 03/25/30(B)	355,000	362,330
Enel Finance International
5.000%, 06/15/32(B)	1,100,000	1,119,534
Equitable America Global Funding
4.700%, 09/15/32(B)	340,000	339,149
European Investment Bank
3.750%, 02/14/33	2,500,000	2,465,353
2.125%, 04/13/26	1,000,000	991,985
0.875%, 05/17/30	3,500,000	3,084,264
0.625%, 10/21/27	5,000,000	4,714,302
F&G Global Funding
4.650%, 09/08/28(B)	420,000	421,223
Federation des Caisses Desjardins du Quebec
4.565%, 08/26/30(B)	760,000	763,864
Fifth Third Bank
4.967%, SOFRRATE + 0.810%, 01/28/28(A)	430,000	433,915
Ford Foundation
2.815%, 06/01/70	5,065,000	2,964,703
2.415%, 06/01/50	2,500,000	1,542,303

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Fortitude Global Funding
4.625%, 10/06/28(B)	$640,000	$640,425
Foundry JV Holdco
6.200%, 01/25/37(B)	2,375,000	2,525,669
FS KKR Capital
6.125%, 01/15/30(C)	565,000	558,377
GA Global Funding Trust
5.500%, 04/01/32(B)	915,000	933,964
4.400%, 09/23/27(B)	560,000	560,454
Glencore Funding
6.375%, 10/06/30(B)	390,000	420,630
5.893%, 04/04/54(B)	1,930,000	1,967,560
5.186%, 04/01/30(B)	505,000	519,635
Goldman Sachs Group
5.049%, SOFRRATE + 1.210%, 07/23/30(A)	1,610,000	1,646,851
4.939%, SOFRRATE + 1.330%, 10/21/36(A)	2,170,000	2,156,522
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	2,500,000	2,500,579
4.017%, TSFR3M + 1.635%, 10/31/38(A)	2,310,000	2,076,606
Golub Capital BDC
7.050%, 12/05/28	82,000	85,918
6.000%, 07/15/29	810,000	822,012
2.500%, 08/24/26	3,530,000	3,467,681
Golub Capital Private Credit Fund
5.450%, 08/15/28(B)	195,000	195,960
HA Sustainable Infrastructure Capital
6.750%, 07/15/35	2,400,000	2,459,237
6.375%, 07/01/34	2,500,000	2,524,289
Hanwha Futureproof
4.750%, 04/30/28(B)(C)	1,000,000	1,017,404
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	921,693
Hercules Capital
6.000%, 06/16/30	385,000	389,774
Honda Motor
4.688%, 07/08/30	1,115,000	1,126,883
HPS Corporate Lending Fund
5.450%, 01/14/28	1,425,000	1,435,740
5.450%, 11/15/30(B)	60,000	59,336
HSBC Holdings
5.240%, SOFRRATE + 1.570%, 05/13/31(A)	522,000	537,033
5.133%, SOFRRATE + 1.430%, 11/06/36(A)	1,125,000	1,123,800
5.130%, SOFRRATE + 1.040%, 11/19/28(A)	505,000	513,546
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
HSBC USA
4.650%, 06/03/28	$535,000	$541,997
Huntington Bancshares
5.272%, SOFRRATE + 1.276%, 01/15/31(A)	285,000	293,262
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,051,156
5.150%, 03/27/30(B)	985,000	1,005,820
4.250%, 09/18/28(B)	380,000	379,059
ING Groep
4.858%, SOFRRATE + 1.010%, 03/25/29(A)	300,000	303,949
Inter-American Development Bank
4.594%, SOFRINDX + 0.300%, 02/15/29(A)	2,500,000	2,495,750
4.363%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,501,313
3.500%, 04/12/33	2,500,000	2,415,095
1.125%, 01/13/31	2,500,000	2,184,995
0.875%, 04/20/26	1,000,000	985,865
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,518,714
International Bank for Reconstruction & Development
1.745%, 07/31/33(E)	2,500,000	2,565,828
0.750%, 08/26/30	2,500,000	2,169,867
0.000%, 03/31/27(F)	2,500,000	2,365,069
0.000%, 03/31/28(A)(G)	1,000,000	983,168
International Development Association
4.500%, 02/12/35(B)	1,425,000	1,458,604
4.375%, 11/27/29(B)	2,125,000	2,172,815
0.875%, 04/28/26(B)	1,000,000	984,973
International Finance Facility for Immunisation MTN
4.750%, 11/03/25	2,250,000	2,250,000
1.000%, 04/21/26	2,500,000	2,465,281
Jackson National Life Global Funding
4.700%, 06/05/28(B)	1,175,000	1,185,286
4.550%, 09/09/30(B)	925,000	922,395
JBS USA Holding Lux Sarl
6.250%, 03/01/56(B)	1,688,000	1,696,052
JPMorgan Chase
7.625%, 10/15/26	75,000	77,448
5.576%, SOFRRATE + 1.635%, 07/23/36(A)	1,060,000	1,099,174
5.294%, SOFRRATE + 1.460%, 07/22/35(A)	1,205,000	1,246,050
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	691,375

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	$2,075,000	$1,493,769
2.956%, TSFR3M + 2.515%, 05/13/31(A)	975,000	916,714
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	673,503
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/31(A)(B)	1,680,000	1,670,766
KEB Hana Bank
4.843%, SOFRRATE + 0.600%, 10/21/28(A)(B)	1,425,000	1,428,588
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,730,716
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,559,465
1.750%, 09/14/29	2,500,000	2,327,203
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	2,239,648
Lincoln Financial Global Funding
4.625%, 05/28/28(B)	825,000	832,043
Lloyds Banking Group
4.818%, H15T1Y + 0.830%, 06/13/29(A)	945,000	958,024
4.650%, 03/24/26	1,000,000	1,000,796
4.425%, H15T1Y + 0.820%, 11/04/31(A)	650,000	648,556
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,410,413
LPL Holdings
5.150%, 06/15/30	585,000	595,396
LYB International Finance III
3.375%, 10/01/40	1,255,000	931,395
2.250%, 10/01/30	100,000	89,284
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/36(A)	2,050,000	2,076,478
5.179%, SOFRRATE + 1.400%, 07/08/31(A)	590,000	602,565
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	2,500,000	2,530,049
Macquarie Airfinance Holdings
5.200%, 03/27/28(B)	600,000	609,453
Main Street Capital
6.500%, 06/04/27	815,000	830,837
5.400%, 08/15/28	390,000	389,710
Marex Group
6.404%, 11/04/29	635,000	652,667
5.829%, 05/08/28	695,000	703,426
Markel Group
6.000%, 05/16/54	1,080,000	1,112,577

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Massachusetts Higher Education Assistance
2.673%, 07/01/31	$500,000	$439,835
MassMutual Global Funding II
4.950%, 01/10/30(B)	1,430,000	1,466,292
Mastercard
1.900%, 03/15/31	2,500,000	2,233,048
Methanex US Operations
6.250%, 03/15/32(B)	640,000	650,991
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	1,105,000	1,131,653
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/29(A)	1,000,000	1,039,920
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,755,075
4.711%, H15T1Y + 0.920%, 07/08/31(A)	1,450,000	1,466,740
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/35(A)	1,585,000	1,648,502
5.230%, SOFRRATE + 1.108%, 01/15/31(A)	850,000	877,142
4.892%, SOFRRATE + 1.314%, 10/22/36(A)	620,000	616,223
4.654%, SOFRRATE + 1.100%, 10/18/30(A)	1,380,000	1,396,049
4.431%, TSFR3M + 1.890%, 01/23/30(A)	475,000	477,811
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	1,610,000	1,263,035
2.239%, SOFRRATE + 1.178%, 07/21/32(A)	1,700,000	1,504,882
Morgan Stanley Direct Lending Fund
6.000%, 05/19/30	415,000	424,354
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/31(A)	1,185,000	1,203,701
MSD Investment
6.250%, 05/31/30(B)	270,000	271,949
Mutual of Omaha Global Funding
5.000%, 04/01/30(B)	255,000	260,018
National Bank of Canada
4.500%, 10/10/29	935,000	943,351
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	880,282
Nationwide Building Society
5.127%, 07/29/29(B)	1,075,000	1,106,966

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.649%, SOFRRATE + 1.060%, 07/14/29(A)(B)	$875,000	$881,664
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,355,000	3,492,148
5.778%, H15T1Y + 1.500%, 03/01/35(A)	1,910,000	2,021,357
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,722,106
NatWest Markets
4.789%, 03/21/28(B)	1,045,000	1,060,443
New York Life Global Funding
4.150%, 07/25/28(B)	1,500,000	1,505,356
NHP Foundation
6.000%, 12/01/33	1,000,000	1,078,533
NLG Global Funding
5.400%, 01/23/30(B)	515,000	532,009
4.350%, 09/15/30(B)	1,230,000	1,218,011
Norinchukin Bank
4.674%, 09/09/30(B)	590,000	593,352
North Haven Private Income Fund
5.125%, 09/25/28(B)	335,000	332,650
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,480,000	1,595,520
6.190%, 07/15/30(B)	178,000	179,334
Oberlin College
2.874%, 10/01/51	1,000,000	640,427
OneMain Financial Issuance Trust
6.625%, 05/15/29	290,000	298,227
OPEC Fund for International Development MTN
4.500%, 01/26/26	2,500,000	2,501,337
Pacific Life Global Funding II
4.850%, 02/10/30(B)	1,205,000	1,229,995
Pricoa Global Funding I
4.750%, 08/26/32(B)	985,000	989,668
Principal Life Global Funding II
4.600%, 08/19/27(B)	485,000	489,326
Prologis Targeted US Logistics Fund
4.250%, 01/15/31‡(B)	375,000	372,115
Raizen Fuels Finance
6.950%, 03/05/54(B)	1,075,000	833,365
6.450%, 03/05/34(B)	375,000	319,219
6.250%, 07/08/32(B)	900,000	765,000
RGA Global Funding
5.000%, 08/25/32(B)	1,545,000	1,554,230
Rockefeller Foundation
2.492%, 10/01/50	1,000,000	617,237
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Rocket
6.500%, 08/01/29(B)	$443,000	$459,324
6.125%, 08/01/30(B)	1,330,000	1,371,872
Royal Bank of Canada
5.153%, SOFRRATE + 1.030%, 02/04/31(A)	565,000	581,539
4.969%, SOFRRATE + 1.100%, 08/02/30(A)	25,000	25,570
4.498%, SOFRRATE + 0.890%, 08/06/29(A)	2,070,000	2,085,736
RWE Finance US
6.250%, 04/16/54(B)	2,000,000	2,058,428
5.875%, 09/18/55(B)	1,550,000	1,525,585
5.125%, 09/18/35(B)	1,075,000	1,059,815
Salvation Army
4.528%, 09/01/48	1,500,000	1,338,988
Sammons Financial Group Global Funding
4.950%, 06/12/30(B)	1,370,000	1,384,801
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	2,125,000	2,164,409
3.244%, 10/05/26	3,020,000	2,996,605
Santander UK Group Holdings
5.136%, SOFRINDX + 1.578%, 09/22/36(A)	570,000	564,511
SBL Holdings
7.200%, 10/30/34(B)	835,000	814,947
5.900%, 09/26/28(B)	681,000	677,266
SiriusPoint
7.000%, 04/05/29	755,000	796,359
Sitios Latinoamerica
6.000%, 11/25/29(B)	655,000	676,661
Sixth Street Lending Partners
6.500%, 03/11/29	765,000	792,733
Societe Generale
5.512%, SOFRRATE + 1.650%, 05/22/31(A)(B)	1,235,000	1,269,294
5.250%, 02/19/27(B)	200,000	201,980
SoftBank
4.699%, 07/09/30(B)	960,000	967,051
Solar Star Funding
3.950%, 06/30/35(B)	835,667	799,617
Standard Chartered
5.400%, H15T1Y + 1.200%, 08/12/36(A)(B)	520,000	528,314
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	789,716
6.500%, 10/15/30‡(B)	263,000	273,623
5.250%, 10/15/28‡(B)	720,000	722,506

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Sumitomo Mitsui Financial Group
4.660%, SOFRRATE + 1.190%, 07/08/31(A)	$690,000	$697,345
Svenska Handelsbanken
4.375%, 05/23/28(B)	1,075,000	1,085,693
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(A)	540,000	558,462
5.450%, SOFRRATE + 1.680%, 03/06/31(A)	360,000	366,047
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	4,125,000	4,180,188
4.928%, 10/15/35	735,000	736,307
4.568%, 12/17/26	9,100,000	9,149,907
TPG Operating Group II
5.375%, 01/15/36	1,065,000	1,066,383
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,743,261
4.420%, SOFRRATE + 0.770%, 07/24/28(A)	1,250,000	1,254,667
4.136%, SOFRRATE + 0.911%, 10/23/29(A)	1,485,000	1,478,470
Truist Financial
4.950%, H15T5Y + 4.605%(A)(D)	3,885,000	3,881,041
Turkcell Iletisim Hizmetleri
7.650%, 01/24/32(B)	1,025,000	1,073,144
UBS Group
5.125%, H15T5Y + 4.855%(A)(D)	4,090,000	4,074,662
3.875%, H15T5Y + 3.098%(A)(B)(C)(D)	2,970,000	2,931,632
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,400,000	2,574,245
Unum Group
6.750%, 12/15/28	465,000	493,944
US Bancorp
5.300%, TSFR3M + 3.176%(A)(D)	1,860,000	1,860,180
4.839%, SOFRRATE + 1.600%, 02/01/34(A)	1,438,000	1,444,819
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/27(A)	1,155,000	1,158,764
USAA Capital
2.125%, 05/01/30(B)	5,000,000	4,589,919
Vmed O2 UK Financing I
6.750%, 01/15/33(B)	1,960,000	1,965,688
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Volkswagen Group of America Finance
4.850%, 09/11/30(B)	$617,000	$621,127
Weir Group
5.350%, 05/06/30(B)	665,000	682,265
Wells Fargo
5.605%, SOFRRATE + 1.740%, 04/23/36(A)	650,000	682,435
3.900%, H15T5Y + 3.453%(A)(D)	2,160,000	2,143,961
3.350%, SOFRRATE + 1.500%, 03/02/33(A)	525,000	489,273
Western-Southern Global Funding
4.500%, 07/16/28(B)	1,205,000	1,212,555
WK Kellogg Foundation Trust
2.443%, 10/01/50(B)	2,500,000	1,520,115
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,412,353
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,500,000	1,566,394
WLB Asset VII Pte
5.880%, 07/30/29(B)	500,000	501,689
ZF North America Capital
7.500%, 03/24/31(B)	985,000	947,980
		399,552,779
HEALTH CARE — 0.2%
Cardinal Health
5.000%, 11/15/29	1,550,000	1,591,471
Cigna Group
7.875%, 05/15/27	651,000	685,231
CVS Health
6.200%, 09/15/55	1,605,000	1,648,396
Elevance Health
4.000%, 09/15/28	1,370,000	1,363,494
		5,288,592
INDUSTRIALS — 0.6%
AerCap Ireland Capital DAC
3.300%, 01/30/32	1,855,000	1,711,889
3.000%, 10/29/28	225,000	217,254
Cummins
5.300%, 05/09/35	745,000	770,925
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,250,656
GATX
6.050%, 06/05/54	1,164,000	1,194,951
Hubbell
4.800%, 11/15/35	320,000	318,526
JB Hunt Transport Services
4.900%, 03/15/30	405,000	414,268

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Mileage Plan IP
5.021%, 10/20/29(B)	$1,871,000	$1,865,581
Nature Conservancy
3.957%, 03/01/52	2,485,000	1,996,258
Norfolk Southern
2.300%, 05/15/31	3,500,000	3,157,076
Southwest Airlines
4.375%, 11/15/28	725,000	723,077
Union Pacific Railroad Pass Through Trust
6.176%, 01/02/31	11,878	12,656
5.082%, 01/02/29	9,755	9,850
		13,642,967
INFORMATION TECHNOLOGY — 0.9%
Analog Devices
4.250%, 06/15/28	1,155,000	1,162,410
Apple
3.000%, 06/20/27	2,500,000	2,470,396
Arrow Electronics
5.150%, 08/21/29	845,000	862,614
Broadcom
4.900%, 07/15/32	740,000	756,112
4.200%, 10/15/30	685,000	683,204
Dell International
6.020%, 06/15/26	20,000	20,148
4.750%, 10/06/32	1,075,000	1,071,469
Hewlett Packard Enterprise
4.400%, 10/15/30	1,175,000	1,166,203
Kyndryl Holdings
6.350%, 02/20/34	1,500,000	1,595,241
3.150%, 10/15/31	1,725,000	1,571,975
Microchip Technology
5.050%, 02/15/30	610,000	622,064
NXP BV
4.300%, 08/19/28	625,000	625,787
Oracle
5.950%, 09/26/55	2,165,000	2,053,757
5.375%, 09/27/54	2,410,000	2,118,605
3.900%, 05/15/35	2,445,000	2,184,263
3.600%, 04/01/40	495,000	387,649
QUALCOMM
5.000%, 05/20/35	595,000	606,531
Roper Technologies
4.250%, 09/15/28	325,000	325,851
TD SYNNEX
4.300%, 01/17/29	625,000	623,659
Tyco Electronics Group
4.625%, 02/01/30	1,025,000	1,041,859
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
VMware
1.400%, 08/15/26	$525,000	$514,168
		22,463,965
MATERIALS — 0.7%
Air Products and Chemicals
4.800%, 03/03/33	1,500,000	1,525,717
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,088,637
Amcor Flexibles North America
4.800%, 03/17/28	925,000	936,163
Dow Chemical
5.600%, 02/15/54	250,000	224,345
5.550%, 11/30/48	35,000	31,727
5.150%, 02/15/34(C)	4,000,000	4,004,751
4.800%, 01/15/31	1,310,000	1,304,492
Eastman Chemical
5.000%, 08/01/29	480,000	488,481
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,608,377
Freeport-McMoRan
5.250%, 09/01/29	1,532,000	1,556,581
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,098,570
LD Celulose International GmbH
7.950%, 01/26/32(B)	375,000	394,580
PPG Industries
4.375%, 03/15/31	1,050,000	1,045,605
Smurfit Kappa Treasury ULC
5.438%, 04/03/34	2,250,000	2,330,461
		18,638,487
REAL ESTATE — 0.4%
American Tower
5.350%, 03/15/35‡	870,000	893,697
COPT Defense Properties
4.500%, 10/15/30‡	350,000	347,819
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,682,910
Essential Properties
5.400%, 12/01/35‡	500,000	501,059
Extra Space Storage
5.700%, 04/01/28‡	250,000	257,959
Host Hotels & Resorts
5.700%, 07/01/34‡	1,525,000	1,563,139
5.700%, 06/15/32‡	1,019,000	1,054,371
Omega Healthcare Investors
5.200%, 07/01/30‡	900,000	913,484
		9,214,438

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 3.7%
Alabama Power
3.700%, 12/01/47	$1,845,000	$1,436,065
Avangrid
3.800%, 06/01/29	2,500,000	2,457,664
California Buyer
6.375%, 02/15/32(B)	675,000	682,021
CenterPoint Energy
6.700%, H15T5Y + 2.586%, 05/15/55(A)	850,000	878,247
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,860,585
Consolidated Edison of New York
4.450%, 03/15/44	965,000	853,364
Continental Wind
6.000%, 02/28/33(B)	2,147,094	2,201,454
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/56(A)	891,000	904,865
4.600%, 05/15/28	865,000	874,026
2.250%, 08/15/31	4,650,000	4,117,061
Dominion Energy South Carolina
6.250%, 10/15/53	1,170,000	1,295,104
Duke Energy Florida
2.400%, 12/15/31	2,000,000	1,798,180
Entergy Mississippi
5.800%, 04/15/55	2,125,000	2,180,756
Essential Utilities
4.800%, 08/15/27	570,000	576,057
Georgia Power
3.250%, 03/15/51	3,368,000	2,358,309
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	6,720,000	6,570,307
New England Power
5.848%, 09/08/55(B)	405,000	414,470
New York State Electric & Gas
5.850%, 08/15/33(B)	2,500,000	2,656,811
5.300%, 08/15/34(B)	1,000,000	1,024,955
5.050%, 08/15/35(B)	1,400,000	1,408,011
2.150%, 10/01/31(B)	3,240,000	2,828,806
NextEra Energy Capital Holdings
4.685%, 09/01/27	720,000	727,667
4.625%, 07/15/27	100,000	100,940
Niagara Mohawk Power
5.783%, 09/16/52(B)	836,000	842,475
1.960%, 06/27/30(B)	3,500,000	3,162,728
NRG Energy
7.000%, 03/15/33(B)	3,135,000	3,460,429
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
NSTAR Electric
4.850%, 03/01/30	$370,000	$379,238
Oncor Electric Delivery
4.150%, 06/01/32	2,500,000	2,448,622
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,356,613
6.150%, 03/01/55	895,000	900,412
5.000%, 06/04/28	315,000	319,438
4.950%, 07/01/50	2,315,000	1,992,618
PECO Energy
4.150%, 10/01/44	1,015,000	866,259
3.000%, 09/15/49	1,810,000	1,225,385
PG&E Recovery Funding
5.529%, 06/01/49	2,500,000	2,534,415
5.231%, 06/01/42	1,000,000	1,027,617
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,198,864
4.650%, 03/15/33	2,595,000	2,611,237
3.100%, 03/15/32	4,500,000	4,168,044
Public Service of New Hampshire
4.400%, 07/01/28	580,000	585,091
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,022,727
2.950%, 08/15/51	2,500,000	1,631,087
SCE Recovery Funding
5.112%, 12/15/47	300,000	291,624
Sempra
6.550%, H15T5Y + 2.138%, 04/01/55(A)	2,055,000	2,104,597
Southern
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,430,860
Southern California Edison
3.650%, 06/01/51	3,000,000	2,091,832
3.450%, 02/01/52	2,530,000	1,698,260
2.750%, 02/01/32	2,500,000	2,210,084
Union Electric
3.900%, 04/01/52	2,195,000	1,723,809
Virginia Electric and Power
5.600%, 09/15/55	1,095,000	1,095,839
WBI Operating
6.250%, 10/15/30(B)	855,000	855,000
Wisconsin Power and Light
3.950%, 09/01/32	2,500,000	2,403,865

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
XPLR Infrastructure Operating Partners
8.375%, 01/15/31(B)(C)	$1,080,000	$1,129,951
		92,974,745
Total Corporate Obligations
(Cost $686,776,040)		681,606,792

MORTGAGE-BACKED SECURITIES — 24.4%

Agency Mortgage-Backed Obligations — 18.8%
FHLMC
7.035%, RFUCCT1Y + 2.035%, 09/01/37 (A)	$1,541	$1,574
7.000%, 02/01/54	1,197,200	1,254,309
7.000%, 11/01/32	117,716	123,090
7.000%, 10/01/32	4,026	4,212
7.000%, 09/01/32	7,524	7,867
7.000%, 07/01/32	1,664	1,739
7.000%, 06/01/32	30,505	32,054
6.701%, RFUCCT1Y + 1.959%, 04/01/40 (A)	979	1,004
6.684%, RFUCCT1Y + 1.876%, 01/01/42 (A)	23,480	24,399
6.673%, RFUCCT1Y + 1.702%, 04/01/38 (A)	57,490	59,483
6.630%, RFUCCT1Y + 1.630%, 05/01/44 (A)	688	706
6.619%, RFUCCT1Y + 1.630%, 02/01/45 (A)	95,267	98,411
6.619%, RFUCCT1Y + 1.785%, 10/01/41 (A)	3,894	4,028
6.615%, RFUCCT1Y + 1.765%, 11/01/39 (A)	43,127	44,465
6.599%, RFUCCT1Y + 1.724%, 04/01/36 (A)	4,798	4,898
6.563%, RFUCCT1Y + 1.630%, 02/01/45 (A)	8,138	8,405
6.557%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,101	2,183
6.518%, RFUCCT1Y + 1.655%, 08/01/44 (A)	198,153	204,717
6.500%, 01/01/38	557	591
6.500%, 11/01/37	1,038	1,067
6.500%, 09/01/37	10,343	10,641
6.500%, 08/01/37	1,864	1,952
6.500%, 12/01/32	42,707	44,740
6.500%, 12/01/31	1,055	1,092
6.462%, RFUCCT1Y + 1.630%, 02/01/45 (A)	41,228	42,471
6.449%, RFUCCT1Y + 1.630%, 12/01/44 (A)	27,040	27,792

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.447%, RFUCCT1Y + 1.616%, 11/01/44 (A)	$20,107	$20,727
6.445%, RFUCCT1Y + 1.619%, 05/01/46 (A)	11,394	11,739
6.442%, RFUCCT1Y + 1.630%, 01/01/45 (A)	10,722	11,058
6.420%, RFUCCT1Y + 1.625%, 12/01/45 (A)	99,410	102,355
6.418%, RFUCCT1Y + 1.612%, 01/01/44 (A)	17,741	18,253
6.394%, RFUCCT1Y + 1.607%, 11/01/44 (A)	200,108	206,910
6.384%, RFUCCT1Y + 1.650%, 04/01/43 (A)	26,603	27,316
6.368%, RFUCCT1Y + 1.630%, 01/01/45 (A)	73,062	74,931
6.332%, RFUCCT1Y + 1.609%, 10/01/44 (A)	26,424	27,240
6.255%, RFUCCT1Y + 1.630%, 07/01/44 (A)	16,239	16,624
6.000%, 07/01/55	1,428,595	1,460,712
6.000%, 08/01/54	4,005,881	4,098,528
6.000%, 05/01/39	26,202	27,663
6.000%, 04/01/39	13,598	14,201
6.000%, 02/01/39	10,344	10,918
6.000%, 09/01/38	7,472	7,868
6.000%, 06/01/38	2,752	2,785
6.000%, 11/01/36	18,123	19,129
6.000%, 12/01/33	6,639	6,896
5.500%, 06/01/55	1,231,324	1,244,568
5.500%, 12/01/54	3,959,464	4,006,917
5.500%, 06/01/54	1,467,266	1,504,228
5.500%, 06/01/53	1,546,005	1,578,755
5.500%, 06/01/37	304	304
5.500%, 01/01/35	51,844	53,882
5.000%, 03/01/54	9,158,133	9,168,084
5.000%, 06/01/53	4,291,555	4,289,171
5.000%, 04/01/34	3,744	3,799
4.500%, 09/01/53	3,537,366	3,470,818
4.500%, 09/01/48	539,557	535,774
4.500%, 03/01/47	370,692	369,512
4.500%, 03/01/46	63,828	63,720
4.500%, 11/01/45	133,516	133,523
4.500%, 02/01/45	484,557	480,192
4.500%, 10/01/44	19,373	19,367
4.500%, 08/01/44	333,857	334,116
4.500%, 07/01/44	94,577	94,651
4.500%, 03/01/44	8,404	8,404
4.500%, 01/01/44	78,166	78,291
4.500%, 12/01/43	68,413	68,444
4.500%, 11/01/43	7,506	7,555
4.500%, 05/01/42	33,124	32,776
4.500%, 09/01/41	107,412	108,125
4.500%, 07/01/41	14,679	14,781

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.500%, 05/01/41	$30,268	$30,475
4.500%, 04/01/40	41,844	42,237
4.500%, 12/01/33	12,190	12,296
4.500%, 06/01/31	10,056	10,122
4.500%, 06/01/26	20	20
4.500%, 02/01/26	182	182
4.250%, 09/01/42	835,504	804,582
4.182%, SOFR30A + 2.279%, 09/01/52 (A)	752,648	747,155
4.000%, 01/01/52	869,239	829,038
4.000%, 05/01/46	569,561	551,833
4.000%, 07/01/34	42,018	41,719
4.000%, 10/01/31	22,758	22,655
3.500%, 07/01/52	7,939,939	7,361,521
3.500%, 04/01/52	9,763,357	9,033,098
3.500%, 02/01/52	434,567	402,513
3.500%, 01/01/52	2,498,884	2,317,982
3.500%, 04/01/51	2,324,550	2,156,145
3.500%, 04/01/37	293,218	286,347
3.000%, 06/01/52	5,329,563	4,736,226
3.000%, 03/01/52	1,135,582	1,021,715
3.000%, 11/01/50	1,502,374	1,343,573
3.000%, 02/01/50	6,156,832	5,533,505
2.500%, 01/01/54	8,764,645	7,455,616
2.500%, 05/01/52	2,302,267	1,993,742
2.500%, 07/01/50	4,148,849	3,586,760
2.500%, 01/01/36	740,554	701,709
2.000%, 06/01/52	4,268,296	3,480,176
2.000%, 04/01/52	1,627,859	1,324,113
2.000%, 03/01/52	4,097,299	3,367,894
2.000%, 01/01/52	1,251,343	1,028,576
2.000%, 04/01/51	3,089,054	2,524,363
2.000%, 12/01/50	3,161,007	2,602,939
2.000%, 11/01/50	1,152,381	949,790
2.000%, 09/01/50	10,861,445	8,899,697
2.000%, 07/01/50	4,667,378	3,845,121
2.000%, 02/01/42	1,474,448	1,278,927
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.606%, 09/25/33 (A)	2,500,000	2,527,087
FHLMC Multifamily ML Certificates
1.219%, 07/25/41 (A)(B)	9,679,093	865,901
FHLMC Multifamily ML Certificates, Ser ML08, Cl AUS
1.877%, 07/25/37	1,590,623	1,300,628
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,195,000	1,171,704
FHLMC Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	678,135	649,319
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.633%, 07/25/32 (A)	$15,866	$14,916
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.336%, 07/25/33 (A)	143,859	139,121
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	103,390	107,799
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	38,236	38,695
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	298,527	311,980
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	16,629	17,614
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	12,522	12,745
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	5,553	5,702
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	25,399	26,370
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	112,148	117,064
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	28,182	28,708
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	84,453	87,442
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	3,229	3,233
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,272	2,358
FHLMC, Ser 2013-299, Cl F1
4.848%, SOFR30A + 0.614%, 01/15/43 (A)	116,390	115,293
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	89,506	90,136
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	163,997	165,028
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,071,195	2,759,744
FNMA
7.000%, 12/01/37	163	173
7.000%, 08/01/32	75,380	78,743
7.000%, 11/01/29	18,336	19,154

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.685%, RFUCCT1Y + 1.790%, 06/01/38 (A)	$3,005	$3,117
6.675%, RFUCCT1Y + 1.782%, 12/01/39 (A)	6,145	6,299
6.583%, RFUCCT1Y + 1.583%, 02/01/44 (A)	12,931	13,375
6.580%, RFUCCT1Y + 1.580%, 04/01/44 (A)	78,225	80,854
6.550%, RFUCCT1Y + 1.815%, 07/01/41 (A)	27,599	28,536
6.542%, RFUCCT1Y + 1.566%, 05/01/44 (A)	36,571	37,765
6.509%, RFUCCT1Y + 1.578%, 10/01/44 (A)	96,692	99,824
6.507%, RFUCCT1Y + 1.551%, 02/01/44 (A)	6,601	6,818
6.500%, 01/01/54	1,116,936	1,156,160
6.500%, 01/01/49	4,883	5,093
6.500%, 10/01/39	27,723	29,295
6.500%, 08/01/39	12,213	12,956
6.500%, 10/01/38	9,349	9,917
6.500%, 03/01/38	2,685	2,796
6.500%, 02/01/38	2,680	2,847
6.500%, 12/01/37	10,586	11,229
6.500%, 11/01/37	709	751
6.500%, 03/01/35	111,425	116,582
6.500%, 05/01/33	1,385	1,434
6.500%, 12/01/32	5,240	5,494
6.500%, 08/01/32	12,793	13,238
6.497%, RFUCCT1Y + 1.568%, 05/01/45 (A)	157,372	162,278
6.490%, RFUCCT1Y + 1.698%, 04/01/44 (A)	53,802	55,918
6.465%, RFUCCT1Y + 1.688%, 11/01/36 (A)	4,359	4,428
6.456%, RFUCCT1Y + 1.590%, 12/01/44 (A)	73,425	75,695
6.421%, RFUCCT1Y + 1.580%, 09/01/47 (A)	91,393	94,263
6.402%, RFUCCT1Y + 1.580%, 11/01/44 (A)	9,090	9,381
6.397%, RFUCCT1Y + 1.561%, 06/01/44 (A)	33,875	34,967
6.394%, RFUCCT1Y + 1.554%, 01/01/45 (A)	15,716	16,212
6.360%, RFUCCT1Y + 1.610%, 10/01/47 (A)	27,344	28,029
6.358%, RFUCCT1Y + 1.601%, 10/01/48 (A)	78,615	81,064
6.353%, RFUCCT1Y + 1.685%, 06/01/42 (A)	5,295	5,434
6.348%, H15T1Y + 2.299%, 08/01/34 (A)	5,993	6,141

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.339%, RFUCCT1Y + 1.460%, 05/01/35 (A)	$16,058	$16,540
6.330%, RFUCCT1Y + 1.580%, 09/01/44 (A)	985	1,016
6.303%, RFUCCT1Y + 1.590%, 07/01/44 (A)	70,115	72,431
6.294%, RFUCCT1Y + 1.567%, 08/01/43 (A)	2,209	2,274
6.225%, RFUCCT1Y + 1.600%, 12/01/44 (A)	16,395	16,897
6.197%, RFUCCT1Y + 1.470%, 06/01/35 (A)	1,991	2,033
6.185%, RFUCCT1Y + 1.564%, 01/01/44 (A)	5,824	5,893
6.124%, H15T1Y + 1.999%, 09/01/34 (A)	337	345
6.000%, 07/01/39	42,310	44,475
6.000%, 05/01/38	22,965	24,219
6.000%, 08/01/37	52,084	54,056
6.000%, 07/01/37	15,883	16,699
6.000%, 03/01/37	7,090	7,477
6.000%, 09/01/36	36,321	37,553
6.000%, 03/01/36	4,216	4,351
6.000%, 11/01/35	7,428	7,716
6.000%, 07/01/35	3,104	3,229
6.000%, 04/01/35	31,879	33,244
6.000%, 04/01/34	7,789	8,072
6.000%, 03/01/34	110,929	115,204
6.000%, 12/01/33	1,980	2,053
6.000%, 11/01/33	2,130	2,188
6.000%, 12/01/32	2,432	2,516
5.500%, 09/01/53	1,774,377	1,809,175
5.500%, 02/01/38	1,999	2,020
5.500%, 04/01/37	73,370	75,107
5.500%, 09/01/36	6,246	6,401
5.500%, 10/01/35	33,702	34,933
5.500%, 04/01/35	95,322	98,658
5.500%, 11/01/33	3,840	3,931
5.500%, 06/01/33	20,952	21,681
5.500%, 11/01/29	2,290	2,324
5.136%, RFUCCT1Y + 1.653%, 05/01/46 (A)	19,899	20,422
5.000%, 11/01/54	1,919,762	1,928,484
5.000%, 03/01/49	149,398	150,997
5.000%, 12/01/48	123,227	124,966
5.000%, 08/01/40	10,126	10,404
5.000%, 09/01/39	28,482	28,841
4.500%, 03/01/52	280,038	273,690
4.500%, 06/01/48	226,130	224,315
4.500%, 07/01/47	68,551	68,710
4.500%, 02/01/46	464,047	466,480
4.500%, 09/01/45	37,800	37,722
4.500%, 02/01/45	160,267	160,268
4.500%, 10/01/44	19,761	19,704

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.500%, 09/01/43	$5,808	$5,808
4.500%, 01/01/43	400,178	401,118
4.500%, 07/01/42	150,849	151,641
4.500%, 01/01/42	43,708	44,067
4.500%, 12/01/41	22,384	22,458
4.500%, 11/01/41	19,860	19,946
4.500%, 09/01/41	10,182	10,164
4.500%, 08/01/41	11,424	11,461
4.500%, 05/01/41	750,502	753,568
4.500%, 06/01/36	16,376	16,510
4.500%, 09/01/31	23,910	24,037
4.500%, 06/01/31	6,858	6,893
4.500%, 01/01/31	56,548	56,621
4.500%, 08/01/26	3,034	3,030
4.000%, 01/01/57	5,144,873	4,892,142
4.000%, 10/01/52	2,214,424	2,111,401
4.000%, 08/01/52	1,057,110	1,007,646
4.000%, 04/01/52	1,370,987	1,314,103
4.000%, 10/01/51	1,250,747	1,195,039
4.000%, 04/01/48	1,344,686	1,302,407
4.000%, 03/01/46	2,916,173	2,827,788
4.000%, 01/01/37	254,189	251,773
4.000%, 11/01/35	43,775	43,392
4.000%, 01/01/35	739,116	733,500
4.000%, 10/01/34	319,377	317,224
4.000%, 06/01/34	410,142	406,441
4.000%, 03/01/34	162,198	160,937
4.000%, 11/01/33	264,931	263,019
4.000%, 10/01/33	33,213	32,809
4.000%, 10/01/32	28,000	27,803
4.000%, 09/01/31	80,005	79,566
4.000%, 12/01/30	114,489	113,911
4.000%, 11/01/30	84,010	83,583
3.709%, SOFR30A + 2.238%, 10/01/52 (A)	2,860,601	2,812,782
3.644%, RFUCCT1Y + 1.620%, 11/01/48 (A)	184,766	190,445
3.500%, 05/01/52	3,630,463	3,355,219
3.500%, 04/01/52	6,183,424	5,751,669
3.500%, 03/01/52	1,563,229	1,446,456
3.500%, 01/01/52	1,751,262	1,625,035
3.500%, 11/01/51	1,047,818	973,125
3.500%, 04/01/37	258,400	250,281
3.500%, 02/01/31	260,681	258,147
3.500%, 12/01/29	86,330	85,515
3.000%, 05/01/52	848,915	762,105
3.000%, 04/01/52	2,691,730	2,420,494
3.000%, 03/01/52	1,349,568	1,211,187
3.000%, 01/01/52	2,528,120	2,242,567
3.000%, 11/01/51	1,851,248	1,658,263
3.000%, 08/01/50	1,473,265	1,342,749
3.000%, 07/01/50	917,529	826,510
3.000%, 04/01/50	1,385,708	1,248,690

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.500%, 04/01/52	$4,140,533	$3,560,128
2.500%, 03/01/52	1,466,080	1,266,786
2.500%, 02/01/52	5,109,999	4,384,000
2.500%, 01/01/52	4,001,210	3,404,020
2.500%, 10/01/51	1,952,812	1,658,762
2.500%, 08/01/51	2,732,851	2,368,150
2.500%, 07/01/51	2,401,558	2,050,345
2.500%, 02/01/51	1,598,281	1,378,643
2.500%, 01/01/51	1,029,984	887,457
2.500%, 11/01/50	5,021,158	4,354,779
2.500%, 10/01/50	6,662,006	5,765,831
2.500%, 07/01/50	8,084,940	6,973,375
2.500%, 03/01/43	1,562,845	1,404,751
2.500%, 06/01/42	2,533,526	2,275,679
2.500%, 10/01/41	1,137,362	1,027,682
2.500%, 05/01/41	752,416	682,195
2.000%, 12/01/51	1,470,222	1,198,588
2.000%, 11/01/51	5,989,959	4,896,112
2.000%, 10/01/51	2,889,298	2,386,230
2.000%, 09/01/51	1,399,770	1,154,041
2.000%, 08/01/51	1,570,446	1,283,469
2.000%, 02/01/51	1,035,970	851,860
2.000%, 01/01/51	2,711,653	2,234,585
2.000%, 12/01/50	441,241	363,608
2.000%, 10/01/50	1,514,448	1,242,481
2.000%, 08/01/50	638,261	524,738
2.000%, 09/01/36	993,891	920,246
1.500%, 10/01/50	1,615,496	1,249,163
FNMA Grantor Trust, Ser 2000-T6, Cl A1
7.500%, 11/25/40	10,767	10,848
FNMA Grantor Trust, Ser 2001-T1, Cl A1
7.500%, 10/25/40	92,142	92,682
FNMA Grantor Trust, Ser 2001-T10, Cl A1
7.000%, 12/25/41	57,448	58,711
FNMA Grantor Trust, Ser 2001-T12, Cl A1
6.500%, 08/25/41	1,996	2,016
FNMA Grantor Trust, Ser 2001-T3, Cl A1
7.500%, 11/25/40	5,627	5,775
FNMA Grantor Trust, Ser 2001-T4, Cl A1
7.500%, 07/25/41	28,055	28,781
FNMA Grantor Trust, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,313	1,368
FNMA Grantor Trust, Ser 2001-T8, Cl A1
7.500%, 07/25/41	3,372	3,439

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Grantor Trust, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	$812	$835
FNMA REMIC Trust, Ser 2001-W3, Cl A
7.000%, 09/25/41 (A)	49,211	49,302
FNMA REMIC Trust, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	3,833	3,850
FNMA REMIC Trust, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	3,833	3,827
FNMA REMIC Trust, Ser 2003-W4, Cl 3A
4.502%, 10/25/42 (A)	45,084	48,360
FNMA REMIC Trust, Ser 2003-W4, Cl 4A
5.092%, 10/25/42 (A)	16,923	17,325
FNMA Trust, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	5,443	5,713
FNMA Trust, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	7,367	7,632
FNMA Trust, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	2,398	2,484
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	17,288	17,792
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	6,327	6,514
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	46,590	47,250
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	11,230	11,698
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,622	2,695
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	4,276	4,643
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	96,926	95,519
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	32,955	32,998
FNMA, Ser 2012-132, Cl IK, IO
3.000%, 12/25/32	1,271,858	84,942
FNMA, Ser 2013-128, Cl CF
4.897%, SOFR30A + 0.714%, 12/25/43 (A)	200,469	199,279
FNMA, Ser 2014-1, Cl KF
4.897%, SOFR30A + 0.714%, 02/25/44 (A)	284,963	282,762
FNMA, Ser 2020-61, Cl NI, IO
3.500%, 09/25/50	2,673,675	424,687

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA, Ser M1G, Cl A2
1.468%, 11/25/30 (A)	$1,925,000	$1,693,429
FNMA, Ser M3G, Cl A2
1.245%, 01/25/31 (A)	2,000,000	1,740,717
GNMA
7.000%, 12/15/29	356	369
6.500%, 05/15/29	518	533
6.000%, 01/20/55	11,430,434	11,638,449
6.000%, 12/20/54	4,384,011	4,466,581
6.000%, 09/20/54	15,191,807	15,489,970
6.000%, 07/20/54	14,336,608	14,627,103
6.000%, 06/20/54	5,832,903	5,952,726
6.000%, 05/20/54	6,383,878	6,516,809
6.000%, 04/20/54	12,334,208	12,597,957
6.000%, 02/20/54	9,834,006	10,052,560
6.000%, 12/20/53	3,403,525	3,481,074
6.000%, 11/20/53	5,774,116	5,918,067
6.000%, 10/20/53	3,963,640	4,055,062
5.500%, 09/20/54	3,713,076	3,749,477
5.500%, 02/20/53	1,541,364	1,564,502
5.000%, 12/20/53	7,991,685	7,973,964
5.000%, 02/20/53	542,632	543,655
5.000%, 11/20/52	3,520,341	3,529,886
4.500%, 12/20/52	1,915,186	1,881,577
4.500%, 10/20/52	4,103,029	4,032,930
4.500%, 09/20/52	889,483	874,511
4.500%, 08/20/52	6,390,786	6,284,566
4.000%, 09/20/52	1,796,834	1,712,575
4.000%, 08/20/52	8,659,181	8,266,898
4.000%, 04/20/52	92,905	88,613
4.000%, 03/20/52	95,777	91,367
4.000%, 02/20/52	1,349,642	1,287,847
4.000%, 01/20/52	1,027,800	980,849
4.000%, 12/20/48	1,100,236	1,050,552
3.500%, 08/20/52	11,701,730	10,754,300
3.500%, 07/20/52	1,568,306	1,449,628
3.500%, 04/20/52	3,703,594	3,410,740
3.500%, 03/20/52	1,658,662	1,532,894
3.500%, 02/20/52	1,205,021	1,109,300
3.500%, 01/20/52	1,275,459	1,177,762
3.500%, 06/20/51	1,257,420	1,159,335
3.500%, 01/20/50	768,369	714,597
3.500%, 10/20/49	2,333,693	2,131,940
3.000%, 03/20/52	326,547	293,551
3.000%, 01/20/52	2,692,743	2,422,818
3.000%, 12/20/51	4,670,979	4,203,310
3.000%, 10/20/51	1,553,997	1,397,608
3.000%, 07/20/51	2,177,571	1,958,754
3.000%, 05/20/51	1,004,447	903,672
2.500%, 03/20/53	3,382,691	2,941,778
2.500%, 07/20/52	1,241,206	1,076,719
2.500%, 04/20/52	2,159,410	1,871,786
2.500%, 03/20/52	2,735,018	2,363,522

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.500%, 08/20/51	$1,331,593	$1,153,081
2.500%, 05/20/51	691,339	598,799
2.500%, 03/20/51	2,422,649	2,098,429
2.500%, 12/20/50	1,346,850	1,145,470
2.000%, 10/20/51	1,490,745	1,240,383
2.000%, 01/20/51	1,901,639	1,582,271
2.000%, 12/20/50	1,382,084	1,138,570
2.000%, 11/20/50	2,970,199	2,472,802
GNMA, Ser 2012-98, Cl BM
4.874%, 08/20/42 (A)	129,809	132,458
GNMA, Ser 2015-142, Cl KI, IO
4.500%, 04/20/45	1,736,030	285,587
GNMA, Ser 2016-84, Cl IB, IO
4.500%, 11/16/45	1,712,783	331,197
GNMA, Ser 2017-H17, Cl FQ
5.047%, TSFR12M + 0.985%, 09/20/67 (A)	782,645	789,336
GNMA, Ser 2017-H22, Cl FH
4.753%, TSFR12M + 0.935%, 11/20/67 (A)	512,259	514,763
GNMA, Ser 2017-H24, Cl FQ
5.106%, TSFR12M + 0.915%, 11/20/67 (A)	567,143	570,387
GNMA, Ser 2018-H04, Cl FK
4.914%, TSFR12M + 0.755%, 03/20/68 (A)	737,664	739,316
GNMA, Ser 2018-H05, Cl CF
4.934%, TSFR12M + 0.775%, 03/20/68 (A)	833,410	835,606
GNMA, Ser 2018-H05, Cl FE
4.944%, TSFR12M + 0.785%, 02/20/68 (A)	260,065	261,298
GNMA, Ser 2019-20, Cl IC, IO
5.000%, 02/20/49	1,562,917	329,153
GNMA, Ser 2019-H09, Cl FG
5.025%, TSFR12M + 1.065%, 05/20/69 (A)	282,859	285,835
GNMA, Ser 2019-H16, Cl CF
5.087%, TSFR1M + 0.814%, 10/20/69 (A)	279,559	279,455
GNMA, Ser 2020-H01, Cl FV
5.037%, TSFR1M + 0.764%, 01/20/70 (A)	3,275,979	3,268,767
GNMA, Ser 2020-H02, Cl FB
4.987%, TSFR1M + 0.714%, 01/20/70 (A)	452,477	450,658
GNMA, Ser 2022-H04, Cl FG
4.734%, SOFR30A + 0.550%, 02/20/67 (A)	889,500	888,113
GNMA, Ser 2022-H08, Cl FE
5.139%, SOFR30A + 0.750%, 03/20/72 (A)	1,892,248	1,884,925

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2022-H09, Cl FA
4.854%, SOFR30A + 0.670%, 04/20/72 (A)	$1,991,838	$1,977,330
GNMA, Ser 2022-H11, Cl EF
5.154%, SOFR30A + 0.970%, 05/20/72 (A)	2,304,965	2,314,531
GNMA, Ser 2023-H04, Cl FC
5.034%, SOFR30A + 0.850%, 01/20/73 (A)	1,926,850	1,926,113
GNMA, Ser 2023-H13, Cl FJ
5.604%, SOFR30A + 1.420%, 02/20/73 (A)	1,181,123	1,204,615
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (A)	2,899,477	2,787,378
		464,052,714
Non-Agency Mortgage-Backed Obligations — 5.6%
ALA Trust, Ser OANA, Cl A
5.776%, TSFR1M + 1.743%, 06/15/40 (A)(B)	310,000	311,163
Angel Oak Mortgage Trust, Ser 2025-7, Cl A1
5.509%, 06/25/70 (A)(B)	3,717,732	3,743,518
BANK5, Ser 5YR10, Cl D
4.000%, 10/15/57 (B)	2,100,000	1,847,928
BANK5, Ser 5YR12, Cl D
4.000%, 12/15/57 (B)	1,160,000	1,022,931
BANK5, Ser 5YR14, Cl C
6.463%, 04/15/58 (A)	1,551,000	1,592,780
Barclays Commercial Mortgage Trust, Ser 2019-C4, Cl C
3.469%, 08/15/52	1,300,000	1,076,542
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.952%, TSFR1M + 0.919%, 03/15/37 (A)(B)	1,840,000	1,734,200
BBCMS Mortgage Trust, Ser 2023-C19, Cl C
6.383%, 04/15/56 (A)	540,000	520,621
BBCMS Mortgage Trust, Ser 5C27, Cl C
6.700%, 07/15/57 (A)	1,300,000	1,342,500
BBCMS Mortgage Trust, Ser C17, Cl C
5.450%, 09/15/55 (A)	2,200,000	2,114,846
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/62 (B)	2,725,000	2,166,557
Benchmark Mortgage Trust, Ser 2019-B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	850,048
Benchmark Mortgage Trust, Ser 2022-B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	2,193,214

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Benchmark Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	$1,260,000	$1,050,534
Benchmark Mortgage Trust, Ser V15, Cl C
6.268%, 06/15/58	965,000	984,014
Benchmark Mortgage Trust, Ser V7, Cl A3
6.228%, 05/15/56 (A)	400,000	421,887
BFLD Commercial Mortgage Trust, Ser 660F, Cl A
5.465%, TSFR1M + 1.500%, 11/15/42 (A)(B)	725,000	725,906
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	2,250,000	2,384,156
BMO Mortgage Trust, Ser 5C4, Cl C
7.018%, 05/15/57 (A)	3,100,000	3,202,639
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	2,000,000	1,781,817
BMO Mortgage Trust, Ser C12, Cl C
6.393%, 06/15/58 (A)	2,320,000	2,397,504
BMO Mortgage Trust, Ser C9, Cl C
6.380%, 07/15/57 (A)	1,400,000	1,444,830
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.522%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,496,094
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	2,114,154
BX Trust, Ser 2024-VLT4, Cl A
5.524%, TSFR1M + 1.491%, 06/15/41 (A)(B)	685,000	684,999
BX Trust, Ser VLT7, Cl A
5.732%, TSFR1M + 1.700%, 07/15/44 (A)(B)	1,540,000	1,545,751
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	622,594
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	669,494
Century Plaza Towers, Ser 2019-CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	446,690
Century Plaza Towers, Ser 2019-CPT, Cl E
2.997%, 11/13/39 (A)(B)	2,000,000	1,654,756

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	$1,390,000	$1,334,088
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,482,710
COMM Mortgage Trust, Ser CBM, Cl A2
5.867%, 12/10/41 (A)(B)	180,000	183,272
CSAIL 2021-C20 Commercial Mortgage Trust, Ser C20, Cl AS
3.076%, 03/15/54 (A)	1,180,000	1,048,813
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,230,000	1,120,069
CSMC Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	862,090
DC Commercial Mortgage Trust, Ser DC, Cl A
6.314%, 09/12/40 (B)	820,000	846,439
DLIC Re-REMIC Trust, Ser FRR1, Cl A111
2.253%, 04/25/53 (A)(B)	1,770,000	1,529,746
DLIC Re-REMIC Trust, Ser FRR1, Cl A120
2.609%, 09/25/53 (A)(B)	1,770,000	1,527,501
DLIC Re-REMIC Trust, Ser FRR1, Cl B104
1.882%, 12/25/52 (A)(B)	1,770,000	1,522,361
FASST, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,780,455	2,803,380
FREMF Mortgage Trust, Ser 2017-K69, Cl C
3.726%, 10/25/49 (A)(B)	2,788,000	2,719,160
FREMF Mortgage Trust, Ser 2018-K83, Cl C
4.281%, 11/25/51 (A)(B)	2,890,000	2,855,545
GS Mortgage Securities Trust, Ser 2013-PEMB, Cl A
3.550%, 03/05/33 (A)(B)	110,000	88,825
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,722,303
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	937,183
INT Commercial Mortgage Trust, Ser PLAZA, Cl A
4.879%, 11/05/37 (A)(B)	800,000	801,254
IRV Trust, Ser 200P, Cl C
5.730%, 03/14/47 (A)(B)	3,625,000	3,665,344

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Jackson Park Trust, Ser 2019-LIC, Cl A
2.766%, 10/14/39 (B)	$1,000,000	$917,447
JP Morgan Chase Commercial Mortgage Securities Trust, Ser BMS, Cl A
5.632%, TSFR1M + 1.600%, 01/15/42 (A)(B)	840,000	838,950
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.283%, 10/15/48 (A)	879,697	866,537
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.631%, 10/15/42 (A)(B)	3,670,000	3,696,096
NW RE-REMIC TRUST, Ser 2021-FRR1, Cl AK88
2.769%, 12/18/51 (A)(B)	2,500,000	2,253,701
NYC Commercial Mortgage Trust, Ser 300P, Cl A
4.879%, 07/13/42 (A)(B)	2,550,000	2,560,038
OBX Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	739,654
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	3,122,312
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,222,103
OWS Real Estate Finance, Ser MARG2, Cl A
8.033%, TSFR1M + 4.000%, 08/15/34 (A)(B)	6,000,000	5,999,926
PENN Commercial Mortgage Trust, Ser P11, Cl A
5.344%, 08/10/42 (A)(B)	2,500,000	2,540,388
RFM Reremic Trust, Ser 2024-FRR2, Cl A123
2.015%, 02/27/54 (A)(B)	2,800,000	2,331,946
SBAP, Ser 2006-20B, Cl 1
5.350%, 02/01/26	166	167
SBAP, Ser 2006-20C, Cl 1
5.570%, 03/01/26	175	175
SBAP, Ser 2007-20C, Cl 1
5.230%, 03/01/27	358	360
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,622,995
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	5,447,000	4,719,276

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl C
4.388%, 01/05/43 (A)(B)	$2,565,000	$2,057,273
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,212,596
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.404%, TSFR1M + 1.371%, 11/15/36 (A)(B)	1,000,000	998,763
TCO Commercial Mortgage Trust, Ser DPM, Cl A
5.275%, TSFR1M + 1.243%, 12/15/39 (A)(B)	510,000	510,000
Vendee Mortgage Trust, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,170,698	1,104,995
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	3,252,954	2,929,622
Verus Securitization Trust, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,367,852
Verus Securitization Trust, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	989,273
Verus Securitization Trust, Ser 2021-5, Cl A2
1.218%, 09/25/66 (A)(B)	1,745,428	1,521,152
Verus Securitization Trust, Ser 2021-5, Cl A3
1.373%, 09/25/66 (A)(B)	1,732,499	1,512,688
Verus Securitization Trust, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,470,497
Verus Securitization Trust, Ser 2024-3, Cl A2
6.642%, 04/25/69 (B)(E)	1,978,070	2,002,470
Verus Securitization Trust, Ser 2024-9, Cl M1
6.198%, 11/25/69 (A)(B)	1,820,000	1,833,011
Verus Securitization Trust, Ser 2025-1, Cl A3
5.976%, 01/25/70 (B)(E)	1,762,391	1,774,610
Verus Securitization Trust, Ser 2025-2, Cl A3
5.662%, 03/25/70 (B)(E)	3,025,539	3,034,950
Verus Securitization Trust, Ser 2025-8, Cl A1
4.869%, 09/25/70 (A)(B)	937,396	935,700
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
5.937%, 03/15/40 (A)(B)	500,000	500,563

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl C
3.561%, 08/15/52	$1,100,000	$932,884
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (A)	420,000	401,789
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,650,000	1,713,698
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl C
6.284%, 05/15/58 (A)	738,000	756,101
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.575%, TSFR1M + 1.542%, 08/15/42 (A)(B)	500,000	499,375
WHARF Commercial Mortgage Trust, Ser DC, Cl D
6.612%, 07/15/40 (A)(B)	1,000,000	1,025,356
		140,712,039
Total Mortgage-Backed Securities
(Cost $618,232,650)		604,764,753

ASSET-BACKED SECURITIES — 9.1%

Automotive — 6.3%
Ally Auto Receivables Trust, Ser 2025-1, Cl A3
3.960%, 03/15/30	$355,000	$354,723
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	1,155,000	1,193,668
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	4,560,000	4,616,498
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl C
5.110%, 03/12/31 (B)	525,000	529,294
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	3,980,000	3,978,287
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/29 (B)	370,000	372,585

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Avis Budget Rental Car Funding AESOP, Ser 2024-1A, Cl A
5.360%, 06/20/30 (B)	$1,495,000	$1,540,627
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl A
5.120%, 08/20/31 (B)	550,000	565,378
BMW Vehicle Lease Trust, Ser 2024-2, Cl A3
4.180%, 10/25/27	545,000	545,647
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/28	285,000	286,763
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/29 (B)	255,000	256,144
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/28	332,024	332,677
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl B
5.370%, 10/16/28	615,000	617,879
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl A3
4.780%, 12/15/28	820,000	822,307
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	7,915,000	7,971,117
Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Cl A3
4.660%, 01/15/29	370,000	371,278
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	790,000	798,348
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/29	1,475,000	1,487,322
CarMax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/30	480,000	483,662
Carmax Auto Owner Trust, Ser 2025-4, Cl A3
3.970%, 12/16/30	455,000	453,487
CarMax Select Receivables Trust, Ser 2025-A, Cl A3
4.770%, 09/17/29	745,000	750,472
Carvana Auto Receivables Trust, Ser 2024-P4, Cl A3
4.640%, 01/10/30	225,000	225,929

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Carvana Auto Receivables Trust, Ser 2025-P2, Cl A4
4.750%, 06/10/31	$1,005,000	$1,021,267
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A3
4.040%, 11/11/30	580,000	578,881
CPS Auto Receivables Trust, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	2,965,000	3,035,254
Credit Acceptance Auto Loan Trust, Ser 2024-3A, Cl A
4.680%, 09/15/34 (B)	2,275,000	2,283,944
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35 (B)	925,000	934,286
Drive Auto Receivables Trust, Ser 2024-2, Cl B
4.520%, 07/16/29	765,000	766,465
Drive Auto Receivables Trust, Ser 2025-2, Cl D
4.900%, 12/15/32	3,905,000	3,870,331
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	4,915,374	4,938,381
Enterprise Fleet Financing, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	857,090
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	335,000	339,816
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (B)	865,000	873,283
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	1,590,000	1,580,427
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	3,995,856
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	1,100,000	1,124,979
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	4,215,000	4,271,323
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,897,126
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	704,937
Exeter Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.740%, 01/16/29	1,240,000	1,244,397

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2025-4A, Cl A3
4.390%, 09/17/29	$145,000	$145,385
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	210,000	211,500
Flagship Credit Auto Trust, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	3,725,742	3,678,250
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/28	420,000	423,211
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,726,624
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/29	1,082,000	1,095,932
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	1,415,000	1,444,888
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	2,341,000	2,396,335
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	1,210,000	1,230,300
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl B
5.080%, 01/16/29 (B)	365,000	367,123
GLS Auto Receivables Issuer Trust, Ser 2024-4A, Cl A3
4.750%, 07/17/28 (B)	320,000	320,960
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl D
5.610%, 11/15/30 (B)	6,100,000	6,169,095
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl C
5.110%, 01/15/31 (B)	310,000	312,591
GLS Auto Receivables Issuer Trust, Ser 2025-3A, Cl D
5.160%, 06/16/31 (B)	2,020,000	2,009,490
GLS Auto Select Receivables Issuer Trust, Ser 2025-4A, Cl A2
4.170%, 02/18/31 (B)	305,000	304,754
GLS Auto Select Receivables Trust, Ser 2024-4A, Cl A2
4.430%, 12/17/29 (B)	274,475	274,851
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl A2
4.710%, 04/15/30 (B)	372,635	374,708

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GLS Auto Select Receivables Trust, Ser 2025-3A, Cl A2
4.460%, 10/15/30 (B)	$365,000	$366,410
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/28	570,000	574,139
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/28	810,000	812,039
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,058,312
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	1,115,000	1,137,152
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	1,235,000	1,200,171
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/29	360,000	363,127
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/29 (B)	330,000	331,070
LAD Auto Receivables Trust, Ser 2025-1A, Cl A3
4.690%, 07/16/29 (B)	910,000	916,475
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/30 (B)	970,000	971,357
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	290,000	293,494
Octane Receivables Trust, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	909,097
Octane Receivables Trust, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,635,135
Octane Receivables Trust, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,589,849
Octane Receivables Trust, Ser 2024-3A, Cl D
5.860%, 10/20/31 (B)	1,950,000	1,977,982
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	1,824,000	1,823,991
Octane Receivables Trust, Ser 2025-1A, Cl A2
4.250%, 02/20/31 (B)	930,000	928,658

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A3
4.700%, 06/15/29 (B)	$340,000	$341,570
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl C
5.090%, 05/15/30	4,244,632	4,269,455
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	1,626,836	1,628,244
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl D
6.280%, 08/15/31	3,730,000	3,829,801
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,262,955
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/29	4,796	4,807
Santander Drive Auto Receivables Trust, Ser 2024-S1, Cl R1
6.530%, 03/16/29 (B)	4,552,083	4,553,759
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	4,935,806	4,935,517
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/29	690,000	693,563
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (B)	195,000	195,351
SBNA Auto Receivables Trust, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	2,155,000	2,201,767
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/30 (B)	265,000	266,115
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl A3
4.750%, 07/22/30 (B)	285,000	287,990
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/30 (B)	1,000,000	1,007,175

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (B)	$74,532	$74,601
Tesla Auto Lease Trust, Ser 2023-B, Cl B
6.570%, 08/20/27 (B)	870,000	872,821
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	807,831	810,286
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (B)	35,541	35,560
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	914,193
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	1,335,000	1,338,945
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/28 (B)	680,000	679,383
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/30 (B)	145,000	146,110
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,968,527
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,382,846
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,043,811
Westlake Automobile Receivables Trust, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,025,453
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A3
4.710%, 04/17/28 (B)	480,000	481,488
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A3
4.750%, 08/15/28 (B)	1,310,000	1,316,905
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	3,570,000	3,620,645

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.510%, 05/15/29 (B)	$285,000	$285,598
Westlake Automobile Receivables Trust, Ser 2025-3A, Cl A3
4.220%, 06/15/29 (B)	430,000	429,725
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (B)	381,019	384,123
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (B)	654,273	659,980
Wheels Fleet Lease Funding 1, Ser 2025-3A, Cl A1
4.080%, 09/18/40 (B)	535,000	533,922
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	500,000	502,232
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/30	1,060,000	1,062,922
World Omni Select Auto Trust, Ser 2024-A, Cl A3
4.980%, 02/15/30	460,000	462,126
		155,756,861
Other Asset-Backed Securities — 2.8%
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	3,200,000	3,209,090
Affirm Master Trust, Ser 2025-2A, Cl A
4.670%, 07/15/33 (B)	1,120,000	1,123,287
AGL CLO 11, Ser 2025-11A, Cl CR
5.914%, TSFR3M + 1.950%, 10/15/38 (A)(B)	2,750,000	2,746,359
Applebee's Funding, Ser 2025-1A, Cl A2
6.720%, 06/07/55 (B)	2,060,000	2,060,622
BHG Securitization Trust, Ser 2025-2CON, Cl A
4.840%, 09/17/36 (B)	505,197	508,560
CIFC Funding, Ser 2025-3A, Cl CR2
5.694%, TSFR3M + 1.800%, 01/16/38 (A)(B)	2,285,000	2,282,068
Compass Datacenters Issuer II, Ser 2024-2A, Cl A1
5.022%, 08/25/49 (B)	335,000	336,340
Compass Datacenters Issuer III, Ser 2025-1A, Cl A2
5.656%, 02/25/50 (B)	245,000	249,507

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	$2,505,000	$2,525,709
Consumer Portfolio Services Auto Trust, Ser 2025-D, Cl D
5.450%, 02/17/32 (B)	2,745,000	2,748,604
Crockett Partners Equipment IIA, Ser 2024-1C, Cl A
6.050%, 01/20/31 (B)	513,864	516,440
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/50 (B)	675,000	688,601
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,360,766	1,304,580
Extended Stay America Trust, Ser ESH, Cl A
5.450%, TSFR1M + 1.300%, 10/15/42 (A)(B)	225,000	225,422
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,625,000	1,645,186
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,037,097
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	880,000	906,267
Golub Capital Partners CLO, Ser 2025-78A, Cl C
5.870%, TSFR3M + 2.000%, 04/21/39 (A)(B)	3,115,000	3,056,943
GoodLeap Sustainable Home Solutions Trust, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,095,235	1,541,688
GoodLeap Sustainable Home Solutions Trust, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,464,107	1,367,683
GreenSky Home Improvement Issuer Trust, Ser 2024-2, Cl A4
5.150%, 10/27/59 (B)	72,639	73,738
GreenSky Home Improvement Trust, Ser 2024-1, Cl A3
5.550%, 06/25/59 (B)	365,000	374,407
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	1,820,000	1,847,965
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	5,375,000	5,438,520

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/30 (B)	$610,000	$614,106
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	973,749	703,696
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	601,725	612,526
New Economy Assets, Ser 2021-1, Cl A1
1.910%, 10/20/61 (B)	1,090,000	919,666
NextGear Floorplan Master Owner Trust, Ser 2025-2A, Cl A2
4.230%, 10/15/30 (B)	500,000	499,368
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	764,232	760,394
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl D
5.268%, 04/15/33 (B)	3,500,000	3,481,412
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	2,547,775	2,565,738
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	1,172,288	1,181,217
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	2,569,781	2,581,186
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	2,895,000	2,916,663
PK Alift Loan Funding 7, Ser 2025-2, Cl A
4.750%, 03/15/43 (B)	255,000	255,389
Renew, Ser 2024-2A, Cl A
5.326%, 11/20/60 (B)	956,611	917,426
Republic Finance Issuance Trust, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	405,000	409,204
SCF Equipment Trust, Ser 2025-1A, Cl A3
5.110%, 11/21/33 (B)	615,000	628,590
SEB Funding, Ser 2024-1A, Cl A2
7.386%, 04/30/54 (B)	30,000	30,713
Sierra Timeshare Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	754,657	765,863
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	664,197	673,463

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	$11,394	$11,337
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	237,254	235,863
SMB Private Education Loan Trust, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,183,893	1,192,449
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (B)	1,503,590	1,525,213
SoFi Consumer Loan Program Trust, Ser 2025-2, Cl A
4.820%, 06/25/34 (B)	277,626	278,852
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A3
4.270%, 01/22/29 (B)	930,000	932,768
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	869,741	797,941
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	852,616	790,978
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	1,029,514	1,038,813
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	1,036,028	1,037,465
Sunrun Julius Issuer, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	1,213,385	1,225,603
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	168	168
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	441	442
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	316	317
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	1,207	1,212
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	648	647

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	$1,408	$1,418
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	219,392	213,056
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,158,030	1,072,042
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	511,844	521,276
Zayo Issuer, Ser 2025-2A, Cl A2
5.953%, 06/20/55 (B)	1,305,000	1,338,612
		70,547,775
Total Asset-Backed Securities
(Cost $224,709,167)		226,304,636

MUNICIPAL BONDS — 2.9%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,177,030

California — 0.9%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,558,838
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,675,135
2.984%, 06/01/33	3,090,000	2,813,837
California Statewide Communities Development Authority, RB
2.682%, 02/01/39	500,000	389,487
City & County of San Francisco California, GO
5.770%, 06/15/45	1,500,000	1,549,438
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,286,068
3.482%, 09/01/50	2,500,000	1,783,423
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	2,500,000	2,499,178
4.750%, 09/01/38	2,000,000	2,013,903

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MUNICIPAL BONDS — continued

	Face Amount	Value
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	$2,250,000	$2,178,801
3.158%, 05/15/29	1,000,000	974,157
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	529,089
San Jose Financing Authority, RB
4.662%, 05/01/37	500,000	492,113
State of California, GO
7.625%, 03/01/40	40,000	48,710
7.550%, 04/01/39	100,000	122,205
7.500%, 04/01/34	675,000	794,024
7.300%, 10/01/39	625,000	733,962
		21,442,368
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,233,124

District of Columbia — 0.2%
District of Columbia, RB
3.532%, 04/01/47	1,600,000	1,084,999
2.932%, 04/01/33	1,590,000	1,354,081
		2,439,080
Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	840,000	873,334
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	650,632	640,793
		1,514,127
Illinois — 0.1%
State of Illinois, GO
5.100%, 06/01/33	1,614,216	1,649,003

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	420,459

Maryland — 0.1%
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,296,941
5.433%, 05/31/56	500,000	480,627
MUNICIPAL BONDS — continued

	Face Amount	Value
Montgomery County Housing Opportunities Commission, RB
5.418%, 12/01/44	$1,000,000	$995,122
		3,772,690
Minnesota — 0.2%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,207,556
5.897%, 08/01/49	1,400,000	1,405,312
		2,612,868
Nebraska — 0.1%
City of North Platte Nebraska Combined Utilities Revenue, Ser B, RB
5.548%, 12/15/42	1,525,000	1,542,452

New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB
5.876%, 12/01/35	1,500,000	1,607,087
5.694%, 11/01/45	1,000,000	1,007,086
4.400%, 02/01/29 (A)(B)	5,500,000	5,500,000
4.270%, 07/01/33 (A)(B)	850,000	850,000
		8,964,173
New Jersey — 0.2%
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	3,100,000	2,466,090
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	275,000	332,606
7.102%, 01/01/41	925,000	1,081,935
		3,880,631
New York — 0.3%
City of New York New York, Ser D-1, GO
5.094%, 10/01/49	1,000,000	961,743
New York City Housing Development, Ser D, RB
5.884%, 02/01/55	1,250,000	1,260,725
5.448%, 08/01/54	850,000	827,298
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	1,937,000	1,814,935
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,504,339
United Nations Development, Ser A, RB
6.536%, 08/01/55	400,000	429,276
		7,798,316

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

MUNICIPAL BONDS — continued

	Face Amount	Value
Ohio — 0.3%
American Municipal Power, RB
7.499%, 02/15/50	$2,320,000	$2,747,010
American Municipal Power, Sub-Ser, RB
6.449%, 02/15/44	1,740,000	1,871,622
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	730,000	767,016
Toledo-Lucas County Port Authority, Ser D-2, RB
5.850%, 11/15/44 (B)	1,345,000	1,345,694
		6,731,342
Oregon — 0.0%
State of Oregon, GO
5.832%, 05/01/45	1,000,000	1,053,661

Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	610,000	620,581

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	245,000	249,094

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, RB
2.942%, 07/01/43	500,000	379,413

Wisconsin — 0.0%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	500,000	506,814
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	550,000	555,804
		1,062,618
Total Municipal Bonds
(Cost $71,479,623)		71,543,030

SOVEREIGN DEBT — 1.3%

CANADA — 0.6%
CDP Financial MTN
1.000%, 05/26/26(B)	$2,500,000	$2,459,022
Export Development Canada
4.750%, 06/05/34	5,000,000	5,243,179

SOVEREIGN DEBT — continued

	Face Amount	Value
CANADA — continued
OMERS Finance Trust
4.000%, 04/19/52(B)	$3,345,000	$2,638,645
3.500%, 04/19/32	5,000,000	4,803,615

		15,144,461
DOMINICAN REPUBLIC — 0.0%
Dominican Republic International Bond
6.600%, 06/01/36(B)	650,000	685,555

ECUADOR — 0.1%
Amazon Conservation DAC
6.034%, 01/16/42(B)	2,000,000	2,063,600

FRANCE — 0.1%
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,224,566

IRELAND — 0.2%
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,446,709
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,486,750

		4,933,459
JAPAN — 0.1%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	1,010,374
Japan International Cooperation Agency
4.250%, 05/22/30	470,000	476,412

		1,486,786
MEXICO — 0.0%
Mexico Government International Bond
5.375%, 03/22/33	860,000	859,269

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.500%, 01/16/30(B)	1,000,000	1,026,387
4.375%, 02/28/29(B)	500,000	509,366

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

SOVEREIGN DEBT — continued

	Face Amount	Value
NETHERLANDS — continued
1.000%, 05/28/30(B)	$2,500,000	$2,206,793

		3,742,546
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	892,180

Total Sovereign Debt
(Cost $32,020,231)		32,032,422

BANK LOAN OBLIGATIONS — 0.1%

ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$494,832	$494,832
Terraform Power Operating Specified Refinancing Term Loan
6.002%, TSFR1M + 2.500%, 05/21/29(A)	1,620,917	1,615,520

BANK LOAN OBLIGATIONS — continued

	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — continued
Vistra Zero Operating Company Term Loan
6.324%, 03/20/31	$995,000	$973,697
		3,084,049
Total Bank Loan Obligations
(Cost $3,060,411)		3,084,049

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$250,689	$239,431

Total U.S. Government Agency Obligation
(Cost $240,709)		239,431

SHORT-TERM INVESTMENT — 0.5%

	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.290%, (H)
(Cost $11,907,264)	11,907,264	$11,907,264
Total Short-Term Investment
(Cost $11,907,264)		11,907,264
Total Investments in Securities— 98.5%
(Cost $2,468,418,662)		$2,442,319,467

Percentages are based on Net Assets of $2,478,976,315.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
U.S. Ultra Long Treasury Bond	269	Dec-2025	$31,398,113	$32,624,656	$1,226,543

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

OCTOBER 31, 2025

‡	Real Estate Investment Trust.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2025 was $498,054,763 and represented 20.1% of Net Assets.
(C)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $11,652,089.
(D)	Perpetual security with no stated maturity date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Zero coupon security.
(G)	No interest rate available.
(H)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2025, was $11,907,264.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year

MTN — Medium Term Note

PJSC — Public Joint Stock Company

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Structured Financing Rate 1 Month Average

TSFR3M — Term Structured Financing Rate 3 Month Average

TSFR12M — Term Structured Financing Rate 12 Month Average

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

USISDA05 — US Mid-Market Swap Rate 5 Year

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$—	$810,837,090	$—	$810,837,090
Corporate Obligations	—	681,606,792	—	681,606,792
Mortgage-Backed Securities	—	604,764,753	—	604,764,753
Asset-Backed Securities	—	224,480,645	1,823,991	226,304,636
Municipal Bonds	—	71,543,030	—	71,543,030
Sovereign Debt	—	32,032,422	—	32,032,422
Short-Term Investment	11,907,264	—	—	11,907,264
Bank Loan Obligations	—	3,084,049	—	3,084,049
U.S. Government Agency Obligation	—	239,431	—	239,431
Total Investments in Securities	$11,907,264	$2,428,588,212	$1,823,991	$2,442,319,467

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,226,543	$—	$—	$1,226,543
Total Other Financial Instruments	$1,226,543	$—	$—	$1,226,543

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—”are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 33.1%
	Face Amount	Value
U.S. Treasury Notes
4.250%, 08/15/35	$12,450,000	$12,605,625
4.057%, USBMMY3M + 0.205%, 10/31/26(A)	32,680,000	32,686,473
4.012%, USBMMY3M + 0.160%, 04/30/27(A)	26,950,000	26,942,278
4.011%, USBMMY3M + 0.159%, 07/31/27(A)	28,620,000	28,614,205
4.000%, 02/28/30	15,350,000	15,545,473
3.875%, 06/30/30	10,950,000	11,028,275
3.875%, 08/15/34	16,820,000	16,625,519
3.625%, 09/30/30	939,000	935,039
3.625%, 10/31/30	40,790,000	40,638,846
3.500%, 10/31/27	959,000	957,052
3.500%, 10/15/28	4,160,000	4,147,325
3.375%, 09/15/28	3,270,000	3,249,051
0.625%, 08/15/30	55,675,000	48,184,972

Total U.S. Treasury Obligations
(Cost $241,691,729)		242,160,133

CORPORATE OBLIGATIONS — 23.3%

COMMUNICATION SERVICES — 0.5%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,191,253
Charter Communications Operating
6.100%, 06/01/29	810,000	846,748
4.200%, 03/15/28	310,000	308,258
		3,346,259
CONSUMER DISCRETIONARY — 0.3%
Ford Motor Credit
5.303%, 09/06/29	560,000	561,305
General Motors Financial
3.600%, 06/21/30	1,625,000	1,557,945
		2,119,250
CONSUMER STAPLES — 0.1%
Coty
6.625%, 07/15/30(B)	525,000	537,227

ENERGY — 0.8%
Expand Energy
5.375%, 03/15/30	620,000	629,103
MidAmerican Energy
3.650%, 04/15/29	1,000,000	989,385
NFE Financing
12.000%, 11/15/29(B)(C)	1,917,600	467,326
Occidental Petroleum
5.200%, 08/01/29	1,975,000	2,016,306
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Patterson-UTI Energy
3.950%, 02/01/28	$1,525,000	$1,496,772
		5,598,892
FINANCIALS — 17.5%
Aircastle
5.000%, 09/15/30(B)	1,735,000	1,747,342
American Express
3.550%, H15T5Y + 2.854%(A)(D)	360,000	353,282
Anglo American Capital
3.875%, 03/16/29(B)	200,000	196,889
2.625%, 09/10/30(B)	200,000	183,795
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,038,576
Ares Capital
7.000%, 01/15/27	240,000	246,491
2.875%, 06/15/28	650,000	618,904
Ares Strategic Income Fund
5.700%, 03/15/28	2,105,000	2,129,527
Asian Development Bank MTN
1.750%, 08/14/26	1,165,000	1,146,000
Athene Global Funding
5.583%, 01/09/29(B)	2,485,000	2,556,863
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,387,385
Avolon Holdings Funding
5.375%, 05/30/30(B)	3,925,000	4,026,688
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,910,000	1,982,429
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	760,000	773,969
Blue Owl Capital
2.875%, 06/11/28	810,000	764,883
Blue Owl Credit Income
7.750%, 01/15/29	955,000	1,017,254
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	2,390,000	2,447,381
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	500,680
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(D)	2,560,000	2,536,681
Citibank
4.982%, SOFRRATE + 0.712%, 11/19/27(A)	1,500,000	1,502,826
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	2,000,000	2,013,925

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citigroup
4.000%, H15T5Y + 3.597%(A)(D)	$2,960,000	$2,954,142
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	520,000	523,262
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	988,428
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,872,646
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	2,000,000	1,980,109
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	4,123,000	4,222,601
Credit Agricole Corporate & Investment Bank
4.570%, 08/25/30	2,000,000	1,995,250
Enel Finance International
5.125%, 06/26/29(B)	2,000,000	2,048,605
European Investment Bank
3.250%, 11/15/27	700,000	694,516
2.375%, 05/24/27	1,253,000	1,228,130
2.125%, 04/13/26	500,000	495,992
Fifth Third Bancorp
1.707%, SOFRRATE + 0.685%, 11/01/27(A)	503,000	490,064
Foundry JV Holdco
5.900%, 01/25/33(B)	3,000,000	3,156,397
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	1,000,000	1,000,232
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,581,577
Hanwha Futureproof
4.750%, 04/30/28(B)(C)	500,000	508,702
Inter-American Development Bank
4.516%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	1,000,875
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,518,714
International Bank for Reconstruction & Development
0.000%, 03/31/27(E)	2,500,000	2,365,069
0.000%, 03/31/28(A)(F)	1,000,000	983,168
International Development Association
4.375%, 11/27/29(B)	2,125,000	2,172,815
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.000%, 06/11/30(B)	$450,000	$453,734
0.875%, 04/28/26(B)	1,000,000	984,973
International Finance Facility for Immunisation
4.750%, 11/03/25	1,500,000	1,500,000
4.125%, 10/29/27	1,000,000	1,006,131
1.000%, 04/21/26	1,500,000	1,479,169
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/27(A)	5,000,000	5,089,382
KEB Hana Bank
4.843%, SOFRRATE + 0.600%, 10/21/28(A)(B)	425,000	426,070
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	930,881
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	895,859
LPL Holdings
5.150%, 06/15/30	3,190,000	3,246,690
M&T Bank
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	1,000,000	1,012,019
Mars
4.650%, 04/20/31(B)	1,000,000	1,017,675
National Rural Utilities Cooperative Finance
1.350%, 03/15/31	500,000	429,825
NHP Foundation
5.850%, 12/01/28	250,000	260,802
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,415,000	1,525,134
OPEC Fund for International Development
4.500%, 01/26/26(B)	1,000,000	1,000,535
Prudential Financial
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,140,640
1.500%, 03/10/26	1,000,000	990,595
Repsol E&P Capital Markets US
5.204%, 09/16/30(B)	1,000,000	1,002,647
4.805%, 09/16/28(B)	1,305,000	1,307,742
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	785,000	799,403
Solar Star Funding
5.375%, 06/30/35(B)	685,651	706,675
3.950%, 06/30/35(B)	642,821	615,090
South Bow USA Infrastructure Holdings
5.026%, 10/01/29	1,580,000	1,595,603

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Starwood Property Trust
7.250%, 04/01/29‡(B)	$500,000	$526,477
6.000%, 04/15/30‡(B)	360,000	367,649
5.250%, 10/15/28‡(B)	180,000	180,627
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,935,000	2,974,294
4.568%, 12/17/26	4,820,000	4,846,434
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,000,000	2,006,041
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/29(A)	1,965,000	2,123,663
4.950%, H15T5Y + 4.605%(A)(D)	2,055,000	2,052,906
1.267%, SOFRRATE + 0.609%, 03/02/27(A)	1,634,000	1,617,332
UBS Group
5.617%, USISSO01 + 1.340%, 09/13/30(A)(B)	2,000,000	2,089,475
5.125%, H15T5Y + 4.855%(A)(D)	2,140,000	2,131,975
3.875%, H15T5Y + 3.098%(A)(B)(C)(D)	1,590,000	1,569,460
US Bancorp
5.300%, TSFR3M + 3.176%(A)(D)	985,000	985,096
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,294,959
Volkswagen Group of America Finance
5.350%, 03/27/30(B)	2,165,000	2,219,921
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(D)	1,160,000	1,151,387
WLB Asset II D Pte
6.500%, 12/21/26(B)	1,000,000	964,941
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,000,000	1,044,262
WLB Asset VII Pte
5.880%, 07/30/29(B)	500,000	501,689
YMCA of Greater New York
5.184%, 08/01/30	500,000	502,577
		127,521,503
HEALTH CARE — 0.1%
CVS Pass-Through Trust
6.036%, 12/10/28	892,391	907,039
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 0.7%
Mileage Plan IP
5.021%, 10/20/29(B)	$3,205,000	$3,194,511
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,255,055
		5,449,566
INFORMATION TECHNOLOGY — 0.4%
Apple
3.000%, 06/20/27	1,415,000	1,398,244
Arrow Electronics
5.150%, 08/21/29	1,900,000	1,939,605
		3,337,849
MATERIALS — 0.5%
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	685,000	723,996
Freeport-McMoRan
5.250%, 09/01/29	810,000	822,997
LD Celulose International GmbH
7.950%, 01/26/32(B)	200,000	210,443
Smurfit Kappa Treasury ULC
5.200%, 01/15/30	2,250,000	2,318,623
		4,076,059
REAL ESTATE — 0.1%
ERP Operating
4.150%, 12/01/28‡	1,000,000	1,002,971

UTILITIES — 2.3%
Avangrid
3.800%, 06/01/29	2,000,000	1,966,131
California Buyer
6.375%, 02/15/32(B)	675,000	682,021
CenterPoint Energy
7.000%, H15T5Y + 3.254%, 02/15/55(A)	1,500,000	1,569,016
Comision Federal de Electricidad
5.700%, 01/24/30(B)	525,000	530,503
Consumers 2023 Securitization Funding
5.550%, 03/01/28	430,798	437,028
Continental Wind
6.000%, 02/28/33(B)	846,145	867,568
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/54(A)	3,008,000	3,128,452
NextEra Energy Operating Partners
7.250%, 01/15/29(B)(C)	1,016,000	1,044,990
PG&E Recovery Funding
4.838%, 06/01/33	2,296,670	2,338,002
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,022,727

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Sempra
6.625%, H15T5Y + 2.354%, 04/01/55(A)	$2,029,000	$2,061,472
Southern Power
0.900%, 01/15/26	880,000	874,072
		16,521,982
Total Corporate Obligations
(Cost $169,845,538)		170,418,597

MORTGAGE-BACKED SECURITIES — 19.2%

Agency Mortgage-Backed Obligations — 8.1%
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.615%, 09/25/33 (A)	$2,500,000	$2,527,087
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.439%, 09/25/37 (A)	23,051,654	2,428,446
FNMA
5.136%, 07/01/29 (A)	1,000,000	1,017,338
GNMA
6.000%, 12/20/54	3,602,366	3,670,214
6.000%, 09/20/54	7,434,456	7,580,367
6.000%, 07/20/54	7,688,949	7,844,746
6.000%, 06/20/54	3,181,583	3,246,942
6.000%, 05/20/54	3,475,064	3,547,424
6.000%, 04/20/54	5,872,765	5,998,346
6.000%, 02/20/54	2,156,691	2,204,621
6.000%, 12/20/53	4,450,292	4,551,693
6.000%, 11/20/53	5,357,110	5,490,602
6.000%, 10/20/53	4,436,428	4,538,754
5.500%, 09/20/54	522,081	527,199
5.000%, 02/20/53	542,632	543,655
5.000%, 11/20/52	694,804	696,688
4.500%, 12/20/52	764,465	751,050
4.500%, 10/20/52	358,670	352,542
4.500%, 08/20/52	317,056	311,787
4.000%, 09/20/52	856,769	816,592
3.500%, 12/20/52	203,245	186,466
3.500%, 04/20/52	538,291	495,727
3.000%, 12/20/51	418,348	376,462
		59,704,748
Non-Agency Mortgage-Backed Obligations — 11.1%
Aventura Mall Trust, Ser AVM, Cl D
4.112%, 07/05/40 (A)(B)	1,200,000	1,159,683
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.952%, TSFR1M + 0.919%, 03/15/37 (A)(B)	1,670,000	1,573,975
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
5.351%, TSFR1M + 1.318%, 03/15/37 (A)(B)	$2,400,000	$2,184,000
BBCMS Mortgage Trust, Ser 2024-5C25, Cl C
6.643%, 03/15/57 (A)	925,000	947,437
BBCMS Mortgage Trust, Ser CHRS, Cl D
4.267%, 08/05/38 (A)(B)	1,500,000	1,347,816
BBCMS Mortgage Trust, Ser TALL, Cl D
5.679%, TSFR1M + 1.646%, 03/15/37 (A)(B)	1,000,000	890,000
BBCMS Trust, Ser SRCH, Cl B
4.498%, 08/10/35 (B)	1,000,000	968,093
Benchmark Mortgage Trust, Ser V13, Cl C
5.908%, 02/15/58 (A)	1,750,000	1,763,401
Benchmark Mortgage Trust, Ser V15, Cl C
6.268%, 06/15/58	410,000	417,905
Benchmark Mortgage Trust, Ser V6, Cl D
4.000%, 03/15/57	1,200,000	1,082,567
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.123%, 12/15/56 (A)	250,000	264,755
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	1,400,000	1,246,815
BMO Mortgage Trust, Ser 5C8, Cl D
4.500%, 12/15/57 (B)	1,200,000	1,078,858
BPR Trust, Ser 2023-BRK2, Cl A
6.899%, 10/05/38 (A)(B)	2,100,000	2,195,234
BPR Trust, Ser 2023-BRK2, Cl C
8.335%, 10/05/38 (A)(B)	1,500,000	1,559,617
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.247%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,211,035	1,210,287
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.522%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,496,094
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,214,828
Cantor Commercial Real Estate Lending, Ser 2019-CF2, Cl E
2.500%, 11/15/52 (B)	2,000,000	1,498,546
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	488,851

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	$1,000,000	$913,361
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,920,953
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.482%, 04/15/42 (A)(B)	500,000	512,842
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.300%, 04/15/42 (A)(B)	1,975,000	18,684
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(G)	695,382	693,333
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,334,026
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	370,474
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	472,201
CSAIL Commercial Mortgage Trust, Ser C20, Cl C
3.707%, 03/15/54 (A)	1,200,000	1,021,014
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	910,625
DLIC Re-REMIC Trust, Ser FRR1, Cl CK57
1.274%, 08/25/49 (A)(B)	1,565,000	1,509,957
Fashion Show Mall, Ser SHOW, Cl C
6.074%, 10/10/41 (A)(B)	2,300,000	2,314,093
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.296%, 02/10/56 (A)	2,223,000	2,242,850
FIVE Mortgage Trust, Ser V1, Cl D
6.296%, 02/10/56 (A)(B)	384,000	366,773
GAM RE-REMIC Trust, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)	1,500,000	1,325,422
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,669,611	1,446,589
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,000,000	984,173
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
2.943%, 12/10/41 (A)(B)	1,500,000	1,346,205
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Hudson Yards Mortgage Trust, Ser SPRL, Cl D
6.340%, 01/13/40 (A)(B)	$2,000,000	$2,077,073
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.283%, 10/15/48 (A)	297,770	293,315
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	2,142,885
Life Mortgage Trust, Ser 2021-BMR, Cl C
5.247%, TSFR1M + 1.214%, 03/15/38 (A)(B)	80,100	79,699
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.631%, 10/15/42 (A)(B)	2,730,000	2,748,202
Morgan Stanley Capital I Trust, Ser 2018-L1, Cl C
4.794%, 10/15/51 (A)	2,455,000	2,266,416
MSWF Commercial Mortgage Trust, Ser 1, Cl D
4.000%, 05/15/56 (B)	1,550,000	1,214,342
NJ Trust, Ser GSP, Cl A
6.481%, 01/06/29 (A)(B)	1,500,000	1,571,051
NYMT Loan Trust Series, Ser 2024-BPL2, Cl A1
6.509%, 05/25/39 (B)(G)	1,580,000	1,593,748
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	922,397
OWS Real Estate Finance, Ser MARG2, Cl A
8.033%, TSFR1M + 4.000%, 08/15/34 (A)(B)	2,310,000	2,309,972
RFM Reremic Trust, Ser FRR1, Cl AK55, PO
0.000%, 03/28/49 (B)	1,640,000	1,605,188
RFM Reremic Trust, Ser FRR1, Cl AK64
2.775%, 03/01/50 (A)(B)	2,100,000	1,994,305
RIDE Trust, Ser SHRE, Cl D
6.747%, 02/14/47 (A)(B)	1,310,000	1,341,379
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	802,500	690,850
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.404%, TSFR1M + 1.371%, 11/15/36 (A)(B)	715,000	714,115

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.452%, TSFR1M + 2.419%, 11/15/36 (A)(B)	$450,000	$449,165
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	595,029
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl C
4.356%, 08/15/50 (A)	1,500,000	1,395,471
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	541,598	487,640
Verus Securitization Trust, Ser 2025-3, Cl A3
5.928%, 05/25/70 (B)(G)	1,663,492	1,675,173
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/48 (A)	2,000,000	1,964,608
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	1,500,000	1,301,509
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,500,000	1,557,908
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.575%, TSFR1M + 1.542%, 08/15/42 (A)(B)	500,000	499,375
		80,783,152
Total Mortgage-Backed Securities
(Cost $137,243,485)		140,487,900

ASSET-BACKED SECURITIES — 18.9%

Automotive — 8.5%
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	$2,345,000	$2,369,380
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (B)	1,450,000	1,478,083
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,650,090
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	$1,515,000	$1,513,848
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	3,055,000	3,075,833
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	105,454	102,793
Consumer Portfolio Services Auto Trust, Ser 2025-A, Cl D
5.660%, 04/15/31 (B)	3,520,000	3,558,412
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	500,000	503,775
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	1,800,000	1,829,453
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,992,990
CPS Auto Receivables Trust, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,707,006
Drive Auto Receivables Trust, Ser 2025-2, Cl D
4.900%, 12/15/32	1,460,000	1,446,551
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	1,887,756	1,896,535
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	426,879	423,392
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	1,190,000	1,182,830
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,049,833
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,706,457
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,018,280
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl D
5.060%, 02/18/31	1,110,000	1,110,740
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl D
5.570%, 10/15/31	2,040,000	2,054,973

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	$1,000,000	$934,453
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	1,571,564	1,570,339
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	500,000	505,593
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	440,139
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl D
5.590%, 01/15/31 (B)	1,001,000	1,010,503
Octane Receivables Trust, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,119,144
Octane Receivables Trust, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	3,779,000	3,916,436
Octane Receivables Trust, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,040,555
Octane Receivables Trust, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,326,097
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	3,875,000	3,874,982
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	613,397	613,923
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	1,955,697	1,955,510
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl D
5.430%, 03/17/31	600,000	605,288
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	807,831	810,286
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (B)	399,836	400,124
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (B)	1,000,000	1,003,828
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	600,000	604,471
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	$865,000	$867,556
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	1,685,000	1,713,159
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	1,435,000	1,455,098
		62,438,738
Other Asset-Backed Securities — 10.4%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/29 (B)	710,000	715,209
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	1,215,000	1,218,378
AGL CLO 11, Ser 2025-11A, Cl CR
5.914%, TSFR3M + 1.950%, 10/15/38 (A)(B)	1,655,000	1,652,809
AGL CLO 13, Ser 2025-13A, Cl CR
5.684%, TSFR3M + 1.800%, 10/20/34 (A)(B)	1,765,000	1,762,746
AGL CLO 16, Ser 2025-16A, Cl DR
6.284%, TSFR3M + 2.400%, 01/20/35 (A)(B)	3,100,000	3,072,162
Barings Private Credit CLO, Ser 2024-1A, Cl A1AR
5.535%, TSFR3M + 1.630%, 10/15/36 (A)(B)	3,255,000	3,247,488
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	1,443,750	1,423,056
CIFC Funding, Ser 2025-3A, Cl CR2
5.694%, TSFR3M + 1.800%, 01/16/38 (A)(B)	895,000	893,852
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	972,806	913,515
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	379,217	294,284
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	2,940,000	2,963,472
Consumer Portfolio Services Auto Trust, Ser 2025-D, Cl D
5.450%, 02/17/32 (B)	1,035,000	1,036,027

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	$1,814,355	$1,739,440
Foundation Finance Trust, Ser 2023-2A, Cl C
7.310%, 06/15/49 (B)	1,330,662	1,386,058
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	1,012,422
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,037,097
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	300,000	308,955
Golub Capital Partners Clo 45M, Ser 2024-45A, Cl A1R
5.504%, TSFR3M + 1.620%, 07/20/37 (A)(B)	3,400,000	3,395,145
Golub Capital Partners Clo 47M, Ser 2024-47A, Cl A1AR
5.941%, TSFR3M + 1.620%, 08/05/37 (A)(B)	1,385,000	1,381,195
Golub Capital Partners CLO, Ser 2025-78A, Cl C
5.870%, TSFR3M + 2.000%, 04/21/39 (A)(B)	1,230,000	1,207,075
Guggenheim MM CLO, Ser 2021-3A, Cl A
5.682%, TSFR3M + 1.812%, 01/21/34 (A)(B)	3,060,000	3,058,008
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,316,563	1,225,107
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.442%, 03/25/36 (A)	40,889	761
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	500,000	507,632
Jersey Mike's Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,625,250	1,619,908
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR
6.455%, TSFR3M + 2.550%, 04/15/35 (A)(B)	6,000,000	5,930,520
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	1,935,000	1,957,374
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	973,749	703,696
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	$1,000,000	$367,186
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	708,763	721,260
MVW Owner Trust, Ser 2024-2A, Cl C
4.920%, 03/20/42 (B)	518,807	510,847
Neuberger Berman Loan Advisers CLO 35, Ser 2025-35A, Cl DR
7.034%, TSFR3M + 3.150%, 01/19/33 (A)(B)	3,200,000	3,188,009
Octagon Investment Partners 26, Ser 2018-1A, Cl CR
5.966%, TSFR3M + 2.062%, 07/15/30 (A)(B)	1,000,000	1,001,600
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust, Ser 2024-6, Cl C
7.068%, 11/15/31 (B)	1,239,467	1,249,490
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl D
6.307%, 07/15/32 (B)	944,189	950,104
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl D
6.174%, 03/15/32 (B)	1,141,123	1,147,247
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
6.988%, 12/15/32 (B)	959,806	973,939
Pagaya AI Debt Grantor Trust, Ser 2025-5, Cl D
5.865%, 03/15/33 (B)	720,000	721,790
Pagaya AI Debt Grantor Trust, Ser 2025-R2, Cl D
5.802%, 10/15/32 (B)	2,510,000	2,510,509
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	996,956	1,003,964
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	1,094,824	1,103,159
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	1,019,913	1,024,422
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	1,120,000	1,128,320
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl D
6.739%, 01/20/34 (B)	760,000	766,465

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	$937,960	$885,255
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,692,000	1,686,475
Sierra Timeshare Receivables Funding, Ser 2025-3A, Cl C
4.980%, 08/22/44 (B)	1,369,000	1,359,426
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl D
5.270%, 08/25/35 (B)	2,345,000	2,345,450
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	869,741	797,941
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	852,616	790,978
Sunrun Neptune Issuer, Ser 2024-1A, Cl A
6.270%, 02/01/55 (B)	1,274,414	1,256,753
Switch ABS Issuer, Ser 2025-2A, Cl A21
5.121%, 10/25/55 (B)	1,090,000	1,091,004
Trinity Rail Leasing, Ser 2025-1A, Cl A
5.090%, 10/19/55 (B)	250,000	249,178
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	109,696	106,528
Westgate Resorts, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	1,079,542	1,101,785
		75,702,475
Total Asset-Backed Securities
(Cost $138,481,975)		138,141,213

MUNICIPAL BONDS — 1.9%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$380,000	$402,635

Arizona — 0.1%
Arizona Industrial Development Authority, RB
4.809%, 10/01/30	500,000	506,710

California — 0.4%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,475,700
5.950%, 08/01/29	825,000	843,754
MUNICIPAL BONDS — continued
	Face Amount	Value
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	$1,000,000	$968,356
		3,287,810
Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	650,632	640,793

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	499,808
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,249,071
		1,748,879
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	24

Iowa — 0.1%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	420,459

Maryland — 0.0%
Montgomery County Housing Opportunities Commission, GO
4.482%, 12/01/29	250,000	255,981

New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB
4.400%, 02/01/29 (A)(B)	2,500,000	2,500,000
4.270%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
5.822%, 04/01/28	500,000	503,209
4.621%, 04/01/27	820,000	820,529
		1,323,738
Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	275,000	279,770

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

MUNICIPAL BONDS — continued
	Face Amount	Value
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	$200,000	$203,342

Wisconsin — 0.2%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	500,000	506,814
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	500,000	505,276
		1,012,090
Total Municipal Bonds
(Cost $13,499,277)		13,432,231

SOVEREIGN DEBT — 1.6%

CANADA — 0.4%
CDP Financial MTN
1.000%, 05/26/26(B)	$1,000,000	$983,609
OMERS Finance Trust
3.500%, 04/19/32	2,000,000	1,921,446

		2,905,055
FINLAND — 0.2%
Kuntarahoitus
3.625%, 10/09/29(B)	1,000,000	994,930

IRELAND — 0.3%
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,436,445

JAPAN — 0.5%
Japan Bank for International Cooperation
4.375%, 10/05/27	2,046,000	2,067,225
1.625%, 01/20/27	1,500,000	1,460,548
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	233,138

		3,760,911
NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	407,493
SOVEREIGN DEBT — continued
	Face Amount	Value
NETHERLANDS — continued
1.000%, 05/28/30(B)	$1,000,000	$882,717

		1,290,210

SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(B)	250,000	252,291

Total Sovereign Debt
(Cost $11,584,468)		11,639,842

BANK LOAN OBLIGATIONS — 0.4%

ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$247,416	$247,416
Terraform Power Operating Specified Refinancing Term Loan
6.002%, TSFR1M + 2.500%, 05/21/29(A)	1,620,917	1,615,519
Vistra Zero Operating Company Term Loan
6.324%, 03/20/31	995,000	973,697
Total Bank Loan Obligations
(Cost $2,942,092)		2,836,632

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$200,551	$191,545
Total U.S. Government Agency Obligation
(Cost $192,567)		191,545

SHORT-TERM INVESTMENT — 0.5%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.290%, (H)
(Cost $3,582,206)	3,582,206	$3,582,206
Total Short-Term Investment
(Cost $3,582,206)		3,582,206
Total Investments in Securities— 98.9%
(Cost $719,063,337)		$722,890,299

Percentages are based on Net Assets of $731,174,817.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
U.S. 5-Year Treasury Note	49	Dec-2025	$5,355,842	$5,351,336	$(4,506)

‡	Real Estate Investment Trust.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2025 was $241,525,615 and represented 33.0% of Net Assets.
(C)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $3,510,005.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	No interest rate available.
(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(H)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2025, was $3,582,206.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO — Interest Only

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFRRATE — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 1 Month

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

OCTOBER 31, 2025

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$—	$242,160,133	$—	$242,160,133
Corporate Obligations	—	170,418,597	—	170,418,597
Mortgage-Backed Securities	—	140,487,900	—	140,487,900
Asset-Backed Securities	—	134,266,231	3,874,982	138,141,213
Municipal Bonds	—	13,432,231	—	13,432,231
Sovereign Debt	—	11,639,842	—	11,639,842
Short-Term Investment	3,582,206	—	—	3,582,206
Bank Loan Obligations	—	2,836,632	—	2,836,632
U.S. Government Agency Obligation	—	191,545	—	191,545
Total Investments in Securities	$3,582,206	$715,433,111	$3,874,982	$722,890,299

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(4,506)	$—	$—	$(4,506)
Total Other Financial Instruments	$(4,506)	$—	$—	$(4,506)

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%#
	Shares	Value
COMMUNICATION SERVICES — 10.6%
Alphabet, Cl A	469,820	$132,108,686
Alphabet, Cl C	379,376	106,915,744
AT&T	820,421	20,305,420
Charter Communications, Cl A *	7,309	1,709,137
Comcast, Cl A	308,705	8,592,804
Electronic Arts	17,721	3,545,263
Fox, Cl A	16,486	1,065,820
Fox, Cl B	11,642	680,009
Interpublic Group of	28,779	738,469
Match Group	18,904	611,355
Meta Platforms, Cl A	172,910	112,106,199
Netflix *	34,479	38,577,174
News, Cl A	29,632	785,248
News, Cl B	9,837	299,733
Omnicom Group	15,222	1,141,954
Paramount Skydance, Cl B (A)	24,280	373,669
Take-Two Interactive Software *	13,646	3,498,425
TKO Group Holdings, Cl A	5,430	1,023,012
T-Mobile US	58,133	12,210,837
Trade Desk, Cl A *	35,100	1,764,828
Verizon Communications	491,865	19,546,715
Walt Disney	142,230	16,017,943
Warner Bros Discovery *	194,827	4,373,866
		487,992,310
CONSUMER DISCRETIONARY — 10.5%
Airbnb, Cl A *	33,767	4,272,876
Amazon.com *	763,748	186,522,537
Aptiv *	17,137	1,389,811
AutoZone *	1,317	4,839,224
Best Buy	15,495	1,272,759
Booking Holdings	2,551	12,953,315
Carnival *	85,422	2,462,716
Chipotle Mexican Grill, Cl A *	105,500	3,343,295
Darden Restaurants	9,210	1,659,181
Deckers Outdoor *	11,641	948,742
Domino's Pizza	2,458	979,415
DoorDash, Cl A *	29,131	7,410,052
DR Horton	21,819	3,252,777
eBay	35,975	2,925,127
Expedia Group	9,301	2,046,220
Ford Motor	307,617	4,039,011
Garmin	21,188	4,532,961
General Motors	74,916	5,175,946
Genuine Parts	10,946	1,393,535
Hasbro	10,485	800,110
Hilton Worldwide Holdings	18,509	4,756,073
Home Depot	78,297	29,720,758
Lennar, Cl A	17,911	2,216,844
LKQ	20,220	646,231
Lowe's	44,104	10,502,486
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Lululemon Athletica *	8,583	$1,463,745
Marriott International, Cl A	17,731	4,620,344
McDonald's	56,158	16,759,232
Mohawk Industries *	4,107	466,719
NIKE, Cl B	95,735	6,183,524
Norwegian Cruise Line Holdings *	35,571	797,502
NVR *	226	1,629,645
O'Reilly Automotive *	66,727	6,301,698
Pool	2,584	690,083
PulteGroup	15,527	1,861,221
Ralph Lauren, Cl A	3,045	973,365
Ross Stores	25,739	4,090,442
Royal Caribbean Cruises	19,880	5,702,180
Starbucks	89,457	7,234,388
Tapestry	20,812	2,285,574
Tesla *	220,831	100,822,601
TJX	87,794	12,303,451
Tractor Supply	41,680	2,255,305
Ulta Beauty *	3,537	1,838,816
Williams-Sonoma	9,679	1,881,017
Yum! Brands	21,841	3,018,645
		483,241,499
CONSUMER STAPLES — 5.3%
Archer-Daniels-Midland	66,649	4,034,264
Brown-Forman, Cl B	14,973	407,715
Bunge Global	45,273	4,282,826
Campbell Soup	58,187	1,753,174
Clorox	9,625	1,082,427
Coca-Cola	468,538	32,282,268
Colgate-Palmolive	127,284	9,807,232
Conagra Brands	179,810	3,090,934
Constellation Brands, Cl A	13,349	1,753,792
Costco Wholesale	38,773	35,339,651
Dollar General	17,339	1,710,666
Dollar Tree *	15,274	1,513,959
Estee Lauder, Cl A	18,394	1,778,516
General Mills	144,460	6,733,281
Hershey	26,001	4,410,550
Hormel Foods	86,117	1,859,266
J M Smucker	21,422	2,218,248
Kellanova	39,194	3,255,454
Kenvue	150,981	2,169,597
Keurig Dr Pepper	221,690	6,021,100
Kimberly-Clark	58,297	6,978,734
Kraft Heinz	113,456	2,805,767
Kroger	72,542	4,615,847
Lamb Weston Holdings	10,986	678,166
McCormick	47,261	3,032,266
Molson Coors Beverage, Cl B	50,728	2,217,828
Mondelez International, Cl A	195,728	11,246,531

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Monster Beverage *	112,208	$7,498,861
PepsiCo	169,959	24,829,310
Sysco	54,618	4,057,025
Target	35,727	3,312,607
Tyson Foods, Cl A	56,477	2,903,482
Walmart	411,339	41,619,280
		241,300,624
ENERGY — 2.9%
APA	28,152	637,643
Baker Hughes, Cl A	77,631	3,758,117
Chevron	160,088	25,249,036
ConocoPhillips	103,792	9,222,957
Coterra Energy	60,039	1,420,523
Devon Energy	49,980	1,623,850
Diamondback Energy	14,808	2,120,357
EOG Resources	42,967	4,547,627
EQT Corporation	49,100	2,630,778
Expand Energy Corporation	18,741	1,936,133
Exxon Mobil	365,710	41,822,596
Halliburton	67,113	1,801,313
Kinder Morgan	155,014	4,059,817
Marathon Petroleum	23,925	4,663,222
Occidental Petroleum	56,587	2,331,384
ONEOK	49,600	3,323,200
Phillips 66	31,803	4,329,660
SLB Limited	117,442	4,234,958
Targa Resources	16,935	2,608,667
Texas Pacific Land	1,520	1,433,938
Valero Energy	24,447	4,145,233
Williams	98,647	5,708,702
		133,609,711
FINANCIALS — 12.8%
Aflac	37,880	4,060,357
Allstate	29,319	5,615,175
American Express	42,715	15,408,582
American International Group	43,626	3,444,709
Ameriprise Financial	7,419	3,359,101
Aon, Cl A	16,969	5,780,999
Apollo Global Management	36,212	4,501,514
Arch Capital Group	29,263	2,525,689
Arthur J Gallagher	20,175	5,033,461
Assurant	3,971	840,740
Bank of America	536,269	28,663,578
Bank of New York Mellon	56,618	6,110,781
Berkshire Hathaway, Cl B *	155,385	74,202,553
Blackstone	58,006	8,506,000
Block, Cl A *	43,200	3,280,608
Brown & Brown	23,104	1,842,313
Capital One Financial	50,327	11,071,327
Cboe Global Markets	8,231	2,021,863
Charles Schwab	134,276	12,691,768
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Chubb	41,106	$11,383,896
Cincinnati Financial	12,306	1,902,385
Citigroup	144,875	14,665,696
Citizens Financial Group	33,949	1,726,986
CME Group, Cl A	28,360	7,529,296
Coinbase Global, Cl A *	17,798	6,118,596
Corpay *	5,557	1,446,765
Erie Indemnity, Cl A	1,999	584,987
Everest Group	3,301	1,038,230
FactSet Research Systems	2,975	793,730
Fidelity National Information Services	41,127	2,571,260
Fifth Third Bancorp	52,126	2,169,484
Fiserv *	42,775	2,852,665
Franklin Resources	24,060	543,997
Global Payments	19,065	1,482,494
Globe Life	6,375	838,376
Goldman Sachs Group	25,318	19,985,270
Hartford Financial Services Group	24,033	2,984,418
Huntington Bancshares	123,751	1,910,715
Interactive Brokers Group, Cl A	35,000	2,462,600
Intercontinental Exchange	45,047	6,589,926
Invesco	35,086	831,538
Jack Henry & Associates	5,730	853,426
JPMorgan Chase	216,394	67,324,501
KeyCorp	73,367	1,290,526
Loews	13,343	1,328,429
M&T Bank	12,298	2,261,233
Marsh & McLennan	38,689	6,892,445
Mastercard, Cl A	69,251	38,225,859
MetLife	43,929	3,506,413
Moody's	12,142	5,831,803
Morgan Stanley	97,724	16,026,736
MSCI, Cl A	6,088	3,583,092
Nasdaq	35,717	3,053,446
Northern Trust	15,049	1,936,355
PayPal Holdings *	75,199	5,209,035
PNC Financial Services Group	30,991	5,657,407
Principal Financial Group	15,939	1,339,514
Progressive	51,313	10,570,478
Prudential Financial	27,701	2,880,904
Raymond James Financial	13,965	2,215,827
Regions Financial	70,180	1,698,356
Robinhood Markets, Cl A *	60,908	8,940,076
S&P Global	24,592	11,981,468
State Street	22,326	2,582,225
Synchrony Financial	29,261	2,176,433
T Rowe Price Group	17,291	1,772,846
Travelers	24,399	6,554,059
Truist Financial	101,434	4,526,999
US Bancorp	122,438	5,715,406

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Visa, Cl A	145,880	$49,707,151
W R Berkley	23,617	1,684,837
Wells Fargo	252,135	21,928,181
Willis Towers Watson	7,677	2,403,669
		593,033,563
HEALTH CARE — 6.6%
Align Technology *	5,305	731,454
Baxter International	92,100	1,701,087
Boston Scientific *	208,842	21,034,566
Cardinal Health	54,774	10,449,236
Cencora, Cl A	35,375	11,950,029
Centene *	66,400	2,348,568
Cigna Group	36,438	8,905,812
CVS Health	139,939	10,936,233
DaVita *	11,557	1,375,514
Dexcom *	40,213	2,341,201
Edwards Lifesciences *	90,534	7,464,528
Elevance Health	32,440	10,289,968
Henry Schein *	51,530	3,256,696
Hologic *	81,981	6,059,216
Humana	16,738	4,656,344
IDEXX Laboratories *	11,708	7,370,303
Insulet *	8,299	2,597,670
Intuitive Surgical *	40,321	21,542,704
IQVIA Holdings *	111,903	24,222,523
McKesson	17,675	14,340,434
Medtronic	196,090	17,785,363
Molina Healthcare *	10,996	1,683,048
Quest Diagnostics	42,017	7,392,891
ResMed	31,773	7,844,118
STERIS	29,848	7,035,174
Stryker	52,405	18,668,757
West Pharmaceutical Services	78,936	22,265,478
Zimmer Biomet Holdings	59,336	5,966,828
Zoetis, Cl A	278,237	40,091,169
		302,306,912
INDUSTRIALS — 7.8%
3M	53,979	8,987,503
A O Smith	8,956	591,006
Allegion	11,005	1,824,299
AMETEK	32,825	6,634,261
Automatic Data Processing	46,474	12,097,182
Axon Enterprise *	6,178	4,523,717
Broadridge Financial Solutions	15,458	3,406,943
Builders FirstSource *	8,700	1,010,679
Carrier Global	73,286	4,359,784
Caterpillar	42,003	24,246,652
CH Robinson Worldwide	9,293	1,431,029
Cintas	35,836	6,567,664
Copart *	74,292	3,195,299
CSX	146,682	5,283,486
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Cummins	16,901	$7,397,230
Dayforce *	12,570	864,062
Deere	27,768	12,818,542
Delta Air Lines	51,000	2,926,380
Dover	14,670	2,662,018
EMCOR Group	4,145	2,801,108
Emerson Electric	54,154	7,558,274
Equifax	9,742	2,056,536
Expeditors International of Washington	10,681	1,302,014
Fastenal	141,958	5,841,572
FedEx	17,079	4,334,992
GE Aerospace	98,440	30,413,038
GE Vernova	23,866	13,964,951
Generac Holdings *	4,618	775,916
Howmet Aerospace	38,921	8,015,780
Hubbell, Cl B	4,571	2,148,370
IDEX	5,925	1,015,900
Illinois Tool Works	38,649	9,427,264
Ingersoll Rand	28,459	2,172,275
JB Hunt Transport Services	6,018	1,016,199
Johnson Controls International	73,890	8,452,277
Lennox International	2,781	1,404,405
Masco	16,491	1,067,957
Nordson	4,225	979,989
Norfolk Southern	17,656	5,003,357
Old Dominion Freight Line	14,555	2,043,813
Otis Worldwide	44,481	4,126,058
PACCAR	60,501	5,953,298
Parker-Hannifin	13,693	10,582,361
Paychex	39,792	4,656,858
Paycom Software	3,940	737,135
Pentair	16,834	1,790,296
Quanta Services	13,235	5,944,236
Republic Services, Cl A	29,139	6,067,905
Rockwell Automation	10,705	3,943,294
Rollins	52,570	3,028,558
Snap-on	7,291	2,446,495
Southwest Airlines	41,371	1,253,541
Stanley Black & Decker	12,187	825,304
Trane Technologies	22,804	10,231,015
TransDigm Group	6,602	8,638,783
Uber Technologies *	164,100	15,835,650
Union Pacific	46,670	10,284,668
United Airlines Holdings *	25,440	2,392,378
United Parcel Service, Cl B	57,921	5,584,743
United Rentals	5,616	4,892,547
Veralto	23,820	2,350,558
Verisk Analytics, Cl A	14,884	3,256,024
Waste Management	43,756	8,741,136
Westinghouse Air Brake Technologies	20,926	4,278,111

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
WW Grainger	5,046	$4,940,034
Xylem	29,591	4,463,802
		359,868,511
INFORMATION TECHNOLOGY — 36.6%
Accenture, Cl A	49,016	12,258,902
Adobe *	33,383	11,360,569
Advanced Micro Devices *	128,279	32,854,817
Akamai Technologies *	11,255	845,250
Amphenol, Cl A	109,390	15,242,403
Analog Devices	44,866	10,504,477
Apple	1,197,842	323,860,542
Applied Materials	65,855	15,350,801
AppLovin, Cl A *	21,305	13,578,316
Arista Networks *	82,850	13,064,617
Autodesk *	16,841	5,074,867
Broadcom	375,147	138,665,586
Cadence Design Systems *	21,444	7,262,868
CDW	10,314	1,643,742
Cisco Systems	352,250	25,752,997
Cognizant Technology Solutions, Cl A	38,401	2,798,665
Crowdstrike Holdings, Cl A *	19,615	10,651,141
Datadog, Cl A *	25,440	4,141,886
Dell Technologies, Cl C	23,860	3,865,559
EPAM Systems *	4,383	716,796
F5 *	4,521	1,144,039
Fair Isaac *	1,889	3,134,852
First Solar *	8,440	2,252,974
Fortinet *	51,270	4,431,266
Gartner *	5,960	1,480,106
Gen Digital	44,148	1,163,741
GoDaddy, Cl A *	10,895	1,450,451
Hewlett Packard Enterprise	103,219	2,520,608
HP	73,923	2,045,449
Intel *	344,466	13,775,195
International Business Machines	73,307	22,535,305
Intuit	21,952	14,654,058
Jabil	8,446	1,865,637
Keysight Technologies *	13,544	2,478,010
KLA	11,788	14,248,627
Lam Research	105,796	16,658,638
Microchip Technology	42,428	2,648,356
Micron Technology	88,768	19,863,615
Microsoft	594,733	307,958,695
Monolithic Power Systems	3,769	3,787,845
Motorola Solutions	13,111	5,332,375
NetApp	15,747	1,854,682
NVIDIA	1,934,507	391,718,322
NXP Semiconductors	21,204	4,434,180
ON Semiconductor *	32,200	1,612,576
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Oracle	130,416	$34,248,546
Palantir Technologies, Cl A *	178,975	35,879,118
Palo Alto Networks *	52,564	11,576,695
PTC *	9,427	1,871,637
QUALCOMM	94,182	17,037,524
Roper Technologies	8,469	3,778,444
Salesforce	75,233	19,591,426
Seagate Technology Holdings	17,169	4,393,204
ServiceNow *	16,369	15,047,694
Skyworks Solutions	11,689	908,469
Super Micro Computer *	39,500	2,052,420
Synopsys *	14,562	6,608,527
TE Connectivity	25,872	6,390,643
Teradyne	12,518	2,275,272
Texas Instruments	79,257	12,796,835
Trimble *	18,700	1,491,325
Tyler Technologies *	3,405	1,621,665
VeriSign	6,616	1,586,517
Western Digital	27,301	4,100,883
Workday, Cl A *	16,998	4,078,160
Zebra Technologies, Cl A *	4,001	1,077,269
		1,682,956,676
MATERIALS — 1.8%
Air Products and Chemicals	17,514	4,248,721
Albemarle	9,260	909,610
Amcor	181,435	1,433,337
Avery Dennison	6,137	1,073,300
Ball	21,368	1,004,296
CF Industries Holdings	12,698	1,057,616
Corteva	54,039	3,320,156
Dow	55,828	1,331,498
DuPont de Nemours	32,965	2,691,592
Eastman Chemical	9,079	540,382
Ecolab	22,846	5,857,714
Freeport-McMoRan	112,951	4,710,057
International Flavors & Fragrances	20,167	1,269,916
International Paper	41,530	1,604,719
Linde	44,366	18,558,298
LyondellBasell Industries, Cl A	20,295	942,094
Martin Marietta Materials	4,746	2,909,773
Mosaic	24,966	685,317
Newmont	100,301	8,121,372
Nucor	18,063	2,710,353
Packaging Corp of America	7,033	1,376,780
PPG Industries	17,785	1,738,484
Sherwin-Williams	18,248	6,294,465
Smurfit WestRock	41,041	1,515,234
Steel Dynamics	10,889	1,707,395
Vulcan Materials	10,398	3,010,221
		80,622,700

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — 2.3%
American Tower ‡	42,447	$7,597,164
AvalonBay Communities ‡	14,284	2,484,273
BXP ‡	11,572	823,811
Camden Property Trust ‡	8,367	832,349
CBRE Group, Cl A *	31,775	4,843,463
CoStar Group *	46,000	3,165,260
Crown Castle International ‡	34,308	3,095,268
Digital Realty Trust ‡	39,014	6,648,376
Equinix ‡	9,763	8,259,596
Equity Residential ‡	34,182	2,031,778
Essex Property Trust ‡	5,068	1,275,970
Extra Space Storage ‡	16,704	2,230,652
Federal Realty Investment Trust ‡	6,166	593,108
Host Hotels & Resorts ‡	50,291	805,662
Invitation Homes ‡	44,400	1,249,860
Iron Mountain ‡	23,243	2,392,867
Kimco Realty ‡	53,255	1,100,248
Mid-America Apartment Communities ‡	9,213	1,181,383
Prologis ‡	83,488	10,360,026
Public Storage ‡	12,427	3,461,665
Realty Income ‡	156,030	9,046,619
Regency Centers ‡	12,887	888,559
SBA Communications, Cl A ‡	8,450	1,618,006
Simon Property Group ‡	41,783	7,343,780
UDR ‡	23,683	797,880
Welltower ‡	122,971	22,262,670
Weyerhaeuser ‡	56,769	1,305,687
		107,695,980
UTILITIES — 2.5%
Alliant Energy	38,300	2,559,206
American Water Works	20,342	2,612,523
Atmos Energy	28,946	4,970,607
CenterPoint Energy	118,686	4,538,553
CMS Energy	43,337	3,187,436
Consolidated Edison	53,620	5,223,124
COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Constellation Energy	24,585	$9,268,545
Dominion Energy	121,267	7,117,160
Edison International	30,287	1,677,294
Entergy	77,130	7,411,422
Eversource Energy	35,469	2,617,967
Exelon	173,713	8,011,644
FirstEnergy	89,457	4,099,814
NextEra Energy	212,888	17,329,083
NRG Energy	16,104	2,767,633
PG&E	173,000	2,761,080
Pinnacle West Capital	9,404	832,442
Public Service Enterprise Group	59,646	4,805,082
Sempra	90,624	8,331,971
Southern	166,043	15,614,684
		115,737,270
Total Common Stock
(Cost $1,752,764,421)		4,588,365,756

RIGHTS — 0.0%
	Number of Rights
Abiomed * (B)(C)	5,594	$—

Total Rights
(Cost $–)		—

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.290%, (D)
(Cost $391,664)	391,664	$391,664
Total Short-Term Investment
(Cost $391,664)		391,664
Total Investments in Securities— 99.7%
(Cost $1,753,156,085)		$4,588,757,420

Percentages are based on Net Assets of $4,600,897,729.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	36	Dec-2025	$12,370,250	$12,373,200	$2,950

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

OCTOBER 31, 2025

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $378,445.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2025, was $391,664.

Cl — Class

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Total Common Stock	$4,588,365,756	$—	$—		$4,588,365,756
Short-Term Investment	391,664	—	—		391,664
Rights	—	—	—	#	—
Total Investments in Securities	$4,588,757,420	$—	$—		$4,588,757,420

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$2,950	$—	$—		$2,950
Total Other Financial Instruments	$2,950	$—	$—		$2,950

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9%

	Shares	Value
COMMUNICATION SERVICES — 3.2%
Angi, Cl A *	18,012	$239,018
Cable One	2,048	304,230
Cargurus, Cl A *	31,974	1,122,927
Cars.com *	23,579	253,239
Cinemark Holdings	39,062	1,055,065
Cogent Communications Holdings	19,614	809,078
DoubleVerify Holdings, Cl Rights *	55,639	633,172
Gogo *	34,348	312,567
IAC *	27,327	880,476
John Wiley & Sons, Cl A	15,403	567,909
Lumen Technologies *	362,679	3,728,340
Madison Square Garden Sports *	6,737	1,444,345
QuinStreet *	22,169	327,880
Scholastic	9,375	268,781
Shenandoah Telecommunications	22,726	279,984
Shutterstock	9,044	226,371
TEGNA	60,446	1,188,973
Telephone and Data Systems	38,689	1,501,907
Thryv Holdings *	18,482	142,496
TripAdvisor *	46,306	743,674
Uniti Group *‡	79,542	458,160
Yelp, Cl A *	22,509	742,347
Ziff Davis *	16,563	561,485
		17,792,424
CONSUMER DISCRETIONARY — 12.7%
Abercrombie & Fitch, Cl A *	500	36,275
Academy Sports & Outdoors	24,977	1,196,149
Acushnet Holdings	10,359	801,061
Adient *	30,527	707,921
Adtalem Global Education *	14,019	1,374,142
Advance Auto Parts	23,395	1,102,606
American Axle & Manufacturing Holdings *	44,586	276,433
American Eagle Outfitters	61,133	1,021,532
Asbury Automotive Group *	7,387	1,732,990
BJ's Restaurants *	11,308	384,020
Bloomin' Brands	38,190	260,838
Boot Barn Holdings *	11,695	2,217,957
BorgWarner	81,305	3,492,863
Brinker International *	17,509	1,902,528
Buckle	11,317	620,171
Caleres	12,601	139,115
CarMax *	56,808	2,380,823
Carter's	13,689	429,835
Cavco Industries *	3,028	1,604,234
Century Communities	10,319	612,949
Champion Homes *	22,069	1,505,768
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Cheesecake Factory (A)	18,266	$909,647
Cracker Barrel Old Country Store (A)	10,856	365,847
Dana	49,278	1,000,343
Dave & Buster's Entertainment *	15,551	228,444
Dorman Products *	10,440	1,400,317
Dream Finders Homes, Cl A *	13,437	266,053
Ethan Allen Interiors	8,675	209,675
Etsy *	37,369	2,316,878
Fox Factory Holding *	15,831	350,023
Frontdoor *	28,851	1,916,572
Gentherm *	11,467	421,986
G-III Apparel Group *	14,319	384,465
Green Brick Partners *	11,458	741,791
Group 1 Automotive	4,764	1,893,881
Guess?	12,245	207,920
Hanesbrands *	141,795	937,265
Helen of Troy *	12,148	226,317
Installed Building Products	8,844	2,195,346
Kohl's	44,199	719,118
Kontoor Brands	19,743	1,597,604
La-Z-Boy, Cl Z	15,468	490,336
LCI Industries	9,109	942,690
Leggett & Platt	53,078	495,749
LGI Homes *	8,719	355,822
M/I Homes *	10,272	1,285,952
MarineMax *	9,108	225,605
Matthews International, Cl A	16,170	378,701
Meritage Homes	27,782	1,876,952
Mister Car Wash *	58,340	326,121
Monro	13,472	197,365
National Vision Holdings *	30,811	793,383
Oxford Industries	5,731	211,187
Papa John's International	14,182	720,587
Patrick Industries	12,504	1,305,042
Perdoceo Education	24,877	790,094
Phinia	14,618	758,820
Pursuit Attractions & Hospitality *	11,439	405,856
Sabre *	198,189	405,296
Sally Beauty Holdings *	37,161	561,503
Shake Shack, Cl A *	16,360	1,578,904
Shoe Carnival	6,751	123,746
Signet Jewelers	15,542	1,536,327
Six Flags Entertainment *	44,758	1,028,539
Sonic Automotive, Cl A	5,569	353,799
Sonos *	49,335	847,082
Standard Motor Products	7,849	291,433
Steven Madden	28,347	961,247
Strategic Education	10,135	770,057
Stride *	17,028	1,158,585

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Topgolf Callaway Brands *	59,267	$557,702
Tri Pointe Homes *	32,879	1,047,196
United Parks & Resorts *	11,920	576,928
Upbound Group, Cl A	19,578	379,422
Urban Outfitters *	20,209	1,305,703
Victoria's Secret *	31,323	1,104,136
Wendy's	65,282	557,508
Winnebago Industries	10,532	397,162
Wolverine World Wide	32,738	743,153
XPEL *	9,462	322,654
		70,258,046
CONSUMER STAPLES — 2.4%
Andersons	13,501	625,231
Cal-Maine Foods	17,468	1,533,690
Central Garden & Pet *	3,080	94,464
Central Garden & Pet, Cl A *	19,395	539,375
Chefs' Warehouse *	14,501	855,559
Edgewell Personal Care	17,458	338,511
Energizer Holdings	22,829	530,318
Fresh Del Monte Produce	13,539	478,604
Freshpet *	20,515	1,009,543
Grocery Outlet Holding *	41,968	571,184
Inter Parfums	6,923	617,185
J & J Snack Foods	6,527	552,511
John B Sanfilippo & Son	3,442	216,089
MGP Ingredients	9,477	229,343
National Beverage *	10,360	355,037
PriceSmart	9,599	1,103,309
Reynolds Consumer Products	20,547	502,169
Simply Good Foods *	37,673	737,261
Tootsie Roll Industries	7,491	264,372
TreeHouse Foods *	21,940	399,308
United Natural Foods *	24,688	929,503
WD-40	5,085	987,914
		13,470,480
ENERGY — 4.4%
Archrock	70,059	1,770,391
Atlas Energy Solutions, Cl A (A)	39,859	493,454
Bristow Group *	11,634	473,504
Cactus, Cl A	28,833	1,273,554
California Resources	29,941	1,412,317
Comstock Resources *	35,036	656,925
Core Laboratories	23,785	379,133
Crescent Energy, Cl A	85,759	722,948
CVR Energy *	13,794	490,929
Dorian LPG	17,273	498,326
Helix Energy Solutions Group *	70,528	473,948
Helmerich & Payne	42,883	1,126,108
Innovex International *	18,717	375,650
International Seaways	16,937	867,683
Kinetik Holdings, Cl A (A)	19,916	766,965
COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Kodiak Gas Services	27,878	$1,028,141
Liberty Energy, Cl A	67,527	1,222,914
Magnolia Oil & Gas, Cl A	74,441	1,671,945
Noble	52,165	1,531,043
Northern Oil and Gas	42,048	930,522
Par Pacific Holdings *	21,006	839,820
Patterson-UTI Energy	159,290	998,748
REX American Resources *	13,136	420,746
RPC	55,162	286,842
SM Energy	50,388	1,052,605
Talos Energy *	63,747	625,358
Tidewater *	19,462	984,583
Vital Energy *	18,821	295,678
World Kinect	26,617	688,049
		24,358,829
FINANCIALS — 17.4%
Acadian Asset Management	9,957	478,932
Adamas Trust ‡	31,474	209,932
Ameris Bancorp	24,129	1,728,119
AMERISAFE	7,131	285,810
Apollo Commercial Real Estate Finance ‡	49,073	480,425
Arbor Realty Trust ‡(A)	72,253	729,033
ARMOUR Residential REIT ‡	45,137	732,122
Artisan Partners Asset
Management, Cl A	26,478	1,156,029
Assured Guaranty	16,809	1,354,469
Atlantic Union Bankshares	53,546	1,741,316
Axos Financial *	21,181	1,651,694
Banc of California	49,257	835,891
BancFirst	7,760	844,754
Bancorp *	17,308	1,131,424
Bank of Hawaii	14,942	970,184
BankUnited	28,260	1,132,661
Banner	12,995	784,768
Beacon Financial Corporation	31,236	760,292
BGC Group, Cl A	137,089	1,252,993
Blackstone Mortgage Trust, Cl A ‡	59,916	1,107,248
Bread Financial Holdings	17,525	1,097,941
Capitol Federal Financial	45,913	277,315
Cathay General Bancorp	25,960	1,179,882
Central Pacific Financial	10,138	289,034
City Holding	5,446	641,974
Cohen & Steers	10,347	706,907
Community Financial System	19,860	1,101,833
Customers Bancorp *	11,232	753,892
CVB Financial	48,675	894,160
Dime Community Bancshares	16,071	421,864
Donnelley Financial Solutions *	10,331	474,709
Eagle Bancorp	15,701	262,992
Ellington Financial ‡	37,533	499,940

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Employers Holdings	8,834	$336,840
Enact Holdings	11,085	395,956
Encore Capital Group *	9,885	411,018
Enova International *	9,598	1,147,633
EVERTEC	24,040	684,419
EZCORP, Cl A *	21,765	397,211
FB Financial	15,782	852,386
First BanCorp Puerto Rico	59,896	1,167,373
First Bancorp Southern Pines	15,579	756,205
First Commonwealth Financial	39,151	598,619
First Financial Bancorp	35,978	842,245
First Hawaiian	46,826	1,148,642
Franklin BSP Realty Trust ‡	30,913	313,458
Fulton Financial	68,422	1,188,490
Genworth Financial, Cl A *	154,212	1,301,549
Goosehead Insurance, Cl A	10,585	726,872
HA Sustainable Infrastructure Capital	48,555	1,345,459
Hanmi Financial	11,222	296,261
HCI Group	4,095	835,421
Heritage Financial	12,757	283,078
Hilltop Holdings	16,570	535,211
Hope Bancorp	48,161	505,209
Horace Mann Educators	15,291	683,661
Independent Bank	18,755	1,262,024
Jackson Financial, Cl A	26,835	2,705,236
Lakeland Financial	9,593	547,281
Lincoln National	63,395	2,662,590
MarketAxess Holdings	14,207	2,273,972
Mercury General	9,990	772,227
Moelis, Cl A	27,871	1,765,070
National Bank Holdings, Cl A	14,295	509,760
Navient	25,778	315,265
NBT Bancorp	19,686	796,692
NCR Atleos *	28,135	1,038,181
NMI Holdings, Cl A *	29,147	1,061,825
Northwest Bancshares	54,936	643,301
OFG Bancorp	16,727	646,666
Palomar Holdings *	10,186	1,161,306
Park National	5,374	817,869
Pathward Financial	8,625	587,017
Payoneer Global *	116,021	671,762
PennyMac Mortgage Investment Trust ‡	32,695	393,648
Piper Sandler	6,245	1,993,779
PJT Partners	9,132	1,471,257
PRA Group *	18,392	252,154
Preferred Bank	4,325	390,331
ProAssurance *	21,343	511,165
PROG Holdings	14,858	429,842
Provident Financial Services	49,079	897,655
Radian Group	50,893	1,727,308
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Ready Capital ‡	58,038	$170,051
Redwood Trust ‡	57,270	304,104
Renasant	35,702	1,200,658
S&T Bancorp	14,408	527,909
Safety Insurance Group	5,596	384,613
Seacoast Banking Corp of Florida	32,606	987,962
ServisFirst Bancshares	18,881	1,326,768
Simmons First National, Cl A	54,368	944,916
SiriusPoint *	39,044	710,601
Southside Bancshares	10,624	298,747
Stellar Bancorp	17,365	511,052
StepStone Group, Cl A	27,714	1,687,228
Stewart Information Services	10,520	718,200
StoneX Group *	17,444	1,603,452
Tompkins Financial	4,772	302,831
Triumph Financial *	8,827	480,718
Trupanion *	14,431	577,096
TrustCo Bank NY	7,083	267,100
Trustmark	22,682	844,224
Two Harbors Investment ‡	43,741	425,163
United Community Banks	45,641	1,332,717
United Fire Group	8,516	257,439
Victory Capital Holdings, Cl A	18,568	1,156,229
Virtu Financial, Cl A	29,872	1,040,740
Virtus Investment Partners	2,383	388,000
WaFd	29,605	859,433
Walker & Dunlop	13,292	1,062,297
Westamerica BanCorp	9,567	455,868
Western Union	121,348	1,132,177
WisdomTree	45,181	540,365
World Acceptance *	1,163	148,248
WSFS Financial	21,029	1,095,401
		96,771,245
HEALTH CARE — 10.7%
Acadia Healthcare *	38,856	835,404
ACADIA Pharmaceuticals *	53,212	1,207,912
AdaptHealth, Cl A *	48,874	439,377
Addus HomeCare *	7,183	839,621
ADMA Biologics *	99,325	1,537,551
Alkermes *	71,335	2,189,985
AMN Healthcare Services *	18,732	368,833
Arcus Biosciences *	34,563	681,582
Arrowhead Pharmaceuticals *	55,064	2,334,163
Artivion *	16,990	770,836
Avanos Medical *	24,859	276,183
BrightSpring Health Services *	43,690	1,443,955
Catalyst Pharmaceuticals *	56,808	1,208,306
Certara *	51,687	601,120
Collegium Pharmaceutical *	17,375	625,500

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Concentra Group Holdings Parent	46,022	$916,757
CONMED	12,515	550,660
CorVel *	12,641	934,802
Embecta	26,242	350,068
Enovis *	25,079	783,468
Fortrea Holdings *	47,756	499,528
Glaukos *	22,810	2,008,877
Harmony Biosciences Holdings *	22,053	630,054
HealthStream	9,077	223,294
ICU Medical *	10,081	1,210,627
Innoviva *	37,086	674,965
Inspire Medical Systems *	11,241	810,251
Integer Holdings *	13,876	895,973
Integra LifeSciences Holdings *	31,699	380,705
Krystal Biotech *	10,673	2,108,024
LeMaitre Vascular	8,391	726,745
Ligand Pharmaceuticals *	8,428	1,612,361
Merit Medical Systems *	22,789	1,994,949
Myriad Genetics *	53,370	429,095
National HealthCare	5,022	599,828
Neogen *	97,298	600,329
NeoGenomics *	56,690	553,861
OmniAB *	3,296	—
OmniAB *	3,296	—
Omnicell *	19,968	670,326
Pacira BioSciences *	23,626	505,124
Phibro Animal Health, Cl A	11,049	464,721
Premier, Cl A	32,233	906,392
Prestige Consumer Healthcare *	23,944	1,451,006
Privia Health Group *	45,442	1,104,241
Progyny *	32,607	610,077
Protagonist Therapeutics *	24,869	1,955,201
RadNet *	27,107	2,059,861
Schrodinger *	24,576	517,079
Select Medical Holdings	45,203	625,157
STAAR Surgical *	21,453	554,989
Supernus Pharmaceuticals *	24,953	1,375,659
Tandem Diabetes Care *	30,662	429,268
Teleflex	17,423	2,168,641
TG Therapeutics *	54,988	1,912,483
TransMedics Group *	13,361	1,757,506
UFP Technologies *	3,257	627,428
US Physical Therapy	6,114	527,455
Veracyte *	35,059	1,264,929
Vericel *	25,269	885,931
Waystar Holding *	44,610	1,599,269
		58,828,292
INDUSTRIALS — 17.8%
AAR *	14,992	1,262,476
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
ABM Industries	24,241	$1,042,363
Air Lease, Cl A	39,474	2,520,810
Alamo Group	4,156	742,760
Albany International, Cl A	12,183	689,314
Allegiant Travel *	6,096	379,049
American Woodmark *	6,199	395,062
Apogee Enterprises	8,761	320,740
ArcBest	8,578	637,517
Arcosa	19,038	1,941,876
Armstrong World Industries	16,322	3,108,199
Astec Industries	9,301	432,776
AZZ	11,277	1,126,009
Boise Cascade	14,860	1,047,481
Brady, Cl A	16,448	1,248,568
CoreCivic *	43,632	808,501
CSG Systems International	10,379	812,364
CSW Industrials	6,560	1,642,755
Deluxe	19,507	353,272
DNOW *	43,795	643,787
DXP Enterprises *	5,139	614,881
Dycom Industries *	11,068	3,185,260
Enerpac Tool Group, Cl A	20,266	831,717
EnPro Industries	8,155	1,892,042
Enviri *	35,972	439,218
ESCO Technologies	9,816	2,154,318
Everus Construction *	19,868	1,805,757
Federal Signal	23,264	2,745,850
Forward Air *	11,235	211,330
Franklin Electric	14,374	1,362,224
Gates Industrial *	98,453	2,173,842
GEO Group *	56,381	956,786
Gibraltar Industries *	11,183	697,707
Granite Construction	16,540	1,702,131
Greenbrier	11,604	484,699
Griffon	15,497	1,146,933
Hayward Holdings *	78,351	1,329,617
Healthcare Services Group *	30,089	537,690
Heartland Express	23,436	182,801
Heidrick & Struggles International	8,393	489,899
Hertz Global Holdings *(A)	52,794	270,833
Hillenbrand	29,059	918,264
HNI	17,752	726,412
Hub Group, Cl A	22,786	839,208
Insteel Industries	7,886	246,359
Interface, Cl A	23,971	596,878
JetBlue Airways *	127,272	534,542
John Bean Technologies	20,009	2,523,135
Kadant	4,616	1,277,063
Kennametal	29,114	639,052
Korn Ferry	19,955	1,291,089
Lindsay	4,081	453,971

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Liquidity Services *	10,018	$239,831
ManpowerGroup	20,587	631,197
Marten Transport	21,687	222,292
Masterbrand *	53,172	671,562
Matson	11,944	1,205,747
Mercury Systems *	20,398	1,579,009
MillerKnoll	30,896	482,596
Mueller Water Products, Cl A	58,724	1,506,858
MYR Group *	6,054	1,317,956
OPENLANE *	41,531	1,097,249
Pitney Bowes	63,164	624,060
Powell Industries	3,717	1,425,061
Proto Labs *	10,024	498,794
Quanex Building Products	24,012	341,211
Resideo Technologies *	53,238	2,278,586
Robert Half	39,241	1,027,722
Rush Enterprises, Cl A	23,839	1,177,885
RXO *	66,282	1,175,180
Schneider National, Cl B	18,828	402,354
SkyWest *	15,171	1,524,382
SPX Technologies *	18,856	4,221,670
Standex International	4,701	1,096,414
Sterling Infrastructure *	11,596	4,382,128
Sun Country Airlines Holdings *	20,989	257,745
Sunrun *	90,711	1,883,160
Tennant	6,994	559,520
Titan International *	27,129	204,824
Trinity Industries	32,371	885,994
UniFirst	6,024	929,804
Verra Mobility, Cl A *	62,115	1,441,689
Vestis	61,434	322,529
Vicor *	9,441	856,582
Werner Enterprises	22,480	588,976
WillScot Holdings	71,807	1,561,802
Worthington Enterprises	12,443	697,928
Zurn Elkay Water Solutions	56,383	2,656,203
		98,393,687
INFORMATION TECHNOLOGY — 16.4%
A10 Networks	28,467	507,851
ACI Worldwide *	39,855	1,898,294
ACM Research, Cl A *	20,474	848,852
Adeia	43,958	749,044
Advanced Energy Industries	14,148	2,868,224
Alarm.com Holdings *	19,673	968,305
Alpha & Omega Semiconductor *	10,976	307,986
Arlo Technologies *	41,227	797,330
Axcelis Technologies *	11,848	942,627
Badger Meter	11,073	1,998,123
Benchmark Electronics	14,085	617,205
BlackLine *	20,569	1,177,575
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Box, Cl A *	54,899	$1,761,709
Calix *	22,796	1,559,702
CEVA *	9,593	261,025
Cleanspark *	110,092	1,959,638
Clear Secure, Cl A	34,770	1,059,442
Cohu *	18,056	429,552
Corsair Gaming *	23,453	191,142
CTS	11,076	459,765
Digi International *	13,948	511,613
DigitalOcean Holdings *	27,839	1,131,934
Diodes *	17,450	931,132
DXC Technology *	69,624	988,661
Enphase Energy *	50,636	1,544,904
ePlus	9,906	724,723
Extreme Networks *	50,346	957,581
FormFactor *	29,172	1,603,001
Grid Dynamics Holdings *	34,163	319,082
Harmonic *	43,237	462,636
Ichor Holdings *	14,426	327,182
Impinj *	9,908	2,003,001
Insight Enterprises *	11,825	1,182,500
InterDigital	9,762	3,533,453
Itron *	17,178	1,723,469
Knowles *	32,271	761,918
Kulicke & Soffa Industries	19,593	782,348
LiveRamp Holdings *	26,813	733,067
MARA Holdings *	144,425	2,638,645
MaxLinear, Cl A *	33,680	510,252
Mirion Technologies, Cl A *	92,791	2,725,272
N-able *	36,551	286,194
NCR Voyix *	59,511	679,020
NetScout Systems *	25,655	713,209
OSI Systems *	5,930	1,651,268
PC Connection	4,292	261,683
PDF Solutions *	12,019	350,113
Penguin Solutions *	19,010	423,353
Photronics *	22,601	540,164
Plexus *	10,140	1,418,586
Progress Software *	17,179	732,513
Q2 Holdings *	24,701	1,525,534
Qorvo *	31,817	3,020,070
Ralliant	43,728	1,920,534
Rogers *	6,578	575,838
Sandisk *	52,236	10,412,202
Sanmina *	20,020	2,743,741
ScanSource *	7,811	335,131
Semtech *	33,202	2,253,088
SiTime *	8,317	2,408,936
SolarEdge Technologies *	23,099	810,544
Sprinklr, Cl A *	46,889	361,983
SPS Commerce *	14,989	1,232,695
Teradata *	36,325	757,376

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
TTM Technologies *	39,288	$2,640,154
Ultra Clean Holdings *	18,482	506,592
Veeco Instruments *	22,605	649,894
Viasat *	51,723	2,059,610
Viavi Solutions *	83,941	1,485,756
Vishay Intertechnology	47,756	810,897
		91,026,443
MATERIALS — 4.8%
AdvanSix	10,046	186,755
Alpha Metallurgical Resources *	4,479	776,031
Balchem	12,194	1,870,438
Celanese, Cl A	43,676	1,678,905
Century Aluminum *	21,642	641,036
Chemours	61,125	818,464
Element Solutions	85,336	2,280,178
FMC	48,933	742,314
Hawkins	7,844	1,112,671
HB Fuller	20,276	1,163,234
Hecla Mining	253,070	3,257,011
Ingevity *	14,506	779,262
Innospec	9,331	686,575
Kaiser Aluminum	6,022	545,172
Koppers Holdings	7,625	215,177
Materion	7,965	913,028
Metallus *	15,119	265,943
Minerals Technologies	12,058	684,291
O-I Glass, Cl I *	61,599	695,453
Quaker Chemical	5,393	749,034
Sealed Air	55,268	1,852,031
Sensient Technologies	15,956	1,504,491
Stepan	8,073	349,965
SunCoke Energy	31,792	254,654
Sylvamo	12,742	517,325
Warrior Met Coal	19,902	1,350,152
Worthington Steel	12,419	397,284
		26,286,874
REAL ESTATE — 7.1%
Acadia Realty Trust ‡	51,581	983,650
Alexander & Baldwin ‡	27,336	436,556
American Assets Trust ‡	17,744	339,088
Apple Hospitality REIT ‡	82,811	926,655
Armada Hoffler Properties ‡	31,822	208,116
Brandywine Realty Trust ‡	79,466	272,568
CareTrust REIT ‡	82,773	2,868,084
Centerspace ‡	7,253	429,740
Curbline Properties ‡	37,574	866,456
Cushman & Wakefield *	91,045	1,429,406
DiamondRock Hospitality ‡	77,008	602,203
Douglas Emmett ‡	67,850	877,979
Easterly Government Properties, Cl A ‡	18,717	404,661
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Elme Communities ‡	33,973	$558,856
Essential Properties Realty Trust ‡	74,447	2,224,476
eXp World Holdings	41,836	428,401
Four Corners Property Trust ‡	39,250	927,870
Getty Realty ‡	19,563	536,613
Global Net Lease ‡	91,119	694,327
Highwoods Properties ‡	40,606	1,162,550
Innovative Industrial Properties, Cl A ‡	12,669	635,350
JBG SMITH Properties ‡	27,745	540,750
Kennedy-Wilson Holdings	61,019	461,304
LTC Properties ‡	17,258	605,411
LXP Industrial Trust ‡	113,749	1,079,478
Macerich ‡	104,872	1,798,555
Marcus & Millichap	11,341	331,271
Millrose Properties ‡(A)	45,790	1,474,896
NexPoint Residential Trust ‡	10,950	335,836
Outfront Media ‡	55,575	983,122
Pebblebrook Hotel Trust ‡	56,428	590,237
Phillips Edison ‡	47,192	1,596,977
Ryman Hospitality Properties ‡	23,671	2,057,247
Safehold ‡	21,841	315,166
Saul Centers ‡	4,663	138,071
SITE Centers ‡	19,579	143,514
SL Green Realty ‡	30,005	1,540,757
St. Joe	15,013	852,438
Summit Hotel Properties ‡	52,719	270,976
Sunstone Hotel Investors ‡	72,003	637,227
Tanger ‡	42,523	1,384,549
Terreno Realty ‡	39,093	2,233,383
Urban Edge Properties ‡	47,263	908,867
Veris Residential ‡	33,842	485,971
Whitestone REIT, Cl B ‡	16,810	210,797
Xenia Hotels & Resorts ‡	35,987	442,640
		39,233,045
UTILITIES — 2.0%
American States Water	16,575	1,181,963
Avista	35,039	1,333,234
California Water Service Group	26,198	1,162,667
Chesapeake Utilities	10,007	1,273,691
Clearway Energy, Cl A	17,065	511,779
Clearway Energy, Cl C	36,520	1,166,084
H2O America	15,573	720,251
MDU Resources Group	86,236	1,654,007
Middlesex Water	9,093	522,575
Northwest Natural Holding	18,027	820,769

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Unitil	8,887	$433,241
		10,780,261
Total Common Stock
(Cost $420,808,285)		547,199,626

RIGHTS — 0.0%

	Number of
	Rights
Toriba Therapeutics * (B)(C)	2,044	$—

Total Rights
(Cost $123)		—

Percentages are based on Net Assets of $552,783,568.

SHORT-TERM INVESTMENT — 0.8%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.290%, (D)
(Cost $4,157,572)	4,157,572	$4,157,572
Total Short-Term Investment
(Cost $4,157,572)		4,157,572
Total Investments in Securities— 99.7%
(Cost $424,965,980)		$551,357,198

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts Russell 2000 Index E-MINI	40	Dec-2025	$4,863,280	$4,979,800	$116,520

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $4,037,691.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Expiration date not available.

(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2025, was $4,157,572.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Total Common Stock	$547,199,626	$—	$—		$547,199,626
Short-Term Investment	4,157,572	—	—		4,157,572
Rights	—	—	—	#	—

Total Investments in Securities	$551,357,198	$—	$—		$551,357,198

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

OCTOBER 31, 2025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$116,520	$—	$—	$116,520
Total Other Financial Instruments	$116,520	$—	$—	$116,520

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%#

	Shares	Value
COMMUNICATION SERVICES — 8.5%
Alphabet, Cl A	49,198	$13,833,986
Alphabet, Cl C	55,176	15,549,700
AT&T	2,825	69,919
Comcast, Cl A	5,114	142,348
Electronic Arts	994	198,860
Meta Platforms, Cl A	34,858	22,600,184
Netflix *	3,123	3,494,200
Spotify Technology *	329	215,600
Take-Two Interactive Software *	109	27,944
TKO Group Holdings, Cl A	601	113,228
T-Mobile US	17,798	3,738,470
Trade Desk, Cl A *	1,068	53,699
Walt Disney	44,029	4,958,546
		64,996,684
CONSUMER DISCRETIONARY — 8.0%
Amazon.com *	148,842	36,350,193
Aptiv *	21,202	1,719,482
AutoNation *	8,585	1,715,884
AutoZone *	859	3,156,335
Bath & Body Works	664	16,255
Booking Holdings	519	2,635,347
Carvana, Cl A *	148	45,368
Cava Group *	11,655	626,223
Chipotle Mexican Grill, Cl A *	49,454	1,567,197
Darden Restaurants	300	54,045
Domino's Pizza	129	51,401
DoorDash, Cl A *	1,194	303,718
eBay	1,361	110,663
General Motors	2,774	191,656
Hilton Worldwide Holdings	1,005	258,245
Home Depot	9,036	3,429,975
Lowe's	1,171	278,850
McDonald's	2,139	638,342
NIKE, Cl B	1,635	105,605
NVR *	26	187,481
O'Reilly Automotive *	35,700	3,371,508
Pool	90	24,035
Ross Stores	1,437	228,368
Royal Caribbean Cruises	800	229,464
Tapestry	500	54,910
Tesla *	6,239	2,848,478
TJX	2,068	289,810
Ulta Beauty *	169	87,860
Wingstop	187	40,510
		60,617,208
CONSUMER STAPLES — 4.3%
Coca-Cola	88,727	6,113,290
Coca-Cola Europacific Partners	18,958	1,684,039
Colgate-Palmolive	2,622	202,025
Costco Wholesale	4,605	4,197,227
COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
elf Beauty *	473	$57,772
Estee Lauder, Cl A	1,251	120,959
Kenvue	3,856	55,411
Keurig Dr Pepper	6,133	166,572
Kimberly-Clark	697	83,438
Lamb Weston Holdings	280	17,284
Mondelez International, Cl A	2,264	130,090
Monster Beverage *	42,376	2,831,988
PepsiCo	2,130	311,172
Sysco	57,103	4,241,611
Target	761	70,560
Tyson Foods, Cl A	800	41,128
Unilever ADR	76,135	4,582,566
US Foods Holding *	89,837	6,523,963
Walmart	10,533	1,065,729
		32,496,824
ENERGY — 2.7%
Cenovus Energy	147,218	2,490,929
Chevron	5,007	789,704
ConocoPhillips	49,262	4,377,421
Diamondback Energy	29,957	4,289,543
EOG Resources	1,121	118,647
EQT Corporation	1,789	95,855
Expand Energy Corporation	766	79,135
Exxon Mobil	8,353	955,249
Kinder Morgan	3,961	103,739
Marathon Petroleum	25,062	4,884,834
SLB Limited	42,467	1,531,360
Targa Resources	921	141,871
Valero Energy	1,354	229,584
Williams	3,508	203,008
		20,290,879
FINANCIALS — 14.0%
Allstate	13,223	2,532,469
American Express	15,118	5,453,516
American International Group	3,775	298,074
Aon, Cl A	9,506	3,238,504
Apollo Global Management	23,420	2,911,340
Ares Management, Cl A	896	133,244
Arthur J Gallagher	5,425	1,353,483
Axis Capital Holdings	668	62,565
Bank of America	21,635	1,156,391
Bank of New York Mellon	2,314	249,750
Berkshire Hathaway, Cl B *	18,747	8,952,442
Blackstone	549	80,505
Block, Cl A *	4,992	379,093
Blue Owl Capital, Cl A	122,984	1,939,458
Capital One Financial	14,928	3,284,096
Cboe Global Markets	151	37,092
Charles Schwab	34,676	3,277,576
Chubb	2,290	634,193

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Citigroup	7,230	$731,893
CME Group, Cl A	1,350	358,412
Corebridge Financial	3,233	105,267
Corpay *	8,160	2,124,456
Equitable Holdings	2,059	101,715
Everest Group	5,776	1,816,668
Fifth Third Bancorp	3,039	126,483
Fiserv *	757	50,484
Global Payments	215	16,718
Goldman Sachs Group	3,904	3,081,700
Hartford Financial Services Group	1,186	147,278
Huntington Bancshares	222,215	3,431,000
Intercontinental Exchange	19,798	2,896,249
JPMorgan Chase	43,992	13,686,791
KeyCorp	5,000	87,950
Klarna Group *(A)	569	21,377
LPL Financial Holdings	11,590	4,373,023
Marsh & McLennan	2,191	390,327
Mastercard, Cl A	13,223	7,298,964
MetLife	3,977	317,444
Moody's	20,141	9,673,722
Morgan Stanley	27,091	4,442,924
Popular	445	49,604
Progressive	1,068	220,008
RenaissanceRe Holdings	501	127,299
Robinhood Markets, Cl A *	1,295	190,080
Rocket, Cl A	4,331	72,154
S&P Global	659	321,071
State Street	772	89,290
TPG, Cl A	2,329	128,188
Tradeweb Markets, Cl A	2,501	263,580
Truist Financial	842	37,578
US Bancorp	6,906	322,372
Visa, Cl A	23,518	8,013,523
Voya Financial	2,284	170,067
Wells Fargo	56,917	4,950,071
Western Alliance Bancorp	852	65,902
		106,275,423
HEALTH CARE — 6.2%
BeOne Medicines ADR *	464	144,063
Boston Scientific *	3,317	334,088
Cardinal Health	800	152,616
Cencora, Cl A	17,756	5,998,155
Centene *	83,891	2,967,225
Cigna Group	965	235,856
CVS Health	28,322	2,213,364
Elevance Health	492	156,062
Humana	8,731	2,428,877
IDEXX Laboratories *	5,190	3,267,157
Intuitive Surgical *	1,114	595,188
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
IQVIA Holdings *	17,358	$3,757,313
McKesson	6,639	5,386,486
Medtronic	36,152	3,278,986
Quest Diagnostics	25,720	4,525,434
ResMed	540	133,315
Stryker	22,137	7,886,085
Veeva Systems, Cl A *	7,966	2,319,699
West Pharmaceutical Services	4,703	1,326,575
Zimmer Biomet Holdings	1,518	152,650
Zoetis, Cl A	120	17,291
		47,276,485
INDUSTRIALS — 11.0%
Allegion	9,029	1,496,737
AMETEK	49,593	10,023,241
API Group *	2,673	98,420
Automatic Data Processing	162	42,169
Booz Allen Hamilton Holding, Cl A	518	45,149
Canadian National Railway	1,255	120,367
Carrier Global	1,804	107,320
Caterpillar	1,385	799,505
CH Robinson Worldwide	22,497	3,464,313
Cintas	882	161,644
Copart *	59,761	2,570,321
CSX	7,584	273,176
Cummins	8,768	3,837,578
Dayforce *	1,366	93,899
Deere	758	349,915
Dover	1,299	235,717
Emerson Electric	23,571	3,289,804
Equifax	478	100,906
Esab	986	115,184
FedEx	13,407	3,402,965
GE Aerospace	19,279	5,956,247
GE Vernova	449	262,728
HEICO	10,283	3,267,629
Howmet Aerospace	1,334	274,737
Hubbell, Cl B	9,680	4,549,600
Ingersoll Rand	1,399	106,786
Johnson Controls International	1,464	167,467
Lennox International	60	30,300
Middleby *	607	75,408
Old Dominion Freight Line	5,255	737,907
PACCAR	964	94,858
Parker-Hannifin	447	345,455
Rockwell Automation	111	40,888
Saia *	609	178,132
SiteOne Landscape Supply *	552	71,633
Stanley Black & Decker	892	60,406
Trane Technologies	491	220,287
TransDigm Group	9,700	12,692,547

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
TransUnion	28,982	$2,352,759
Uber Technologies *	80,609	7,778,768
Union Pacific	634	139,715
United Airlines Holdings *	21,869	2,056,561
United Rentals	7,213	6,283,821
Veralto	22,472	2,217,537
Verisk Analytics, Cl A	574	125,568
Vertiv Holdings, Cl A	1,030	198,646
Waste Connections	712	119,388
Waste Management	585	116,865
Westinghouse Air Brake Technologies	12,107	2,475,155
WW Grainger	160	156,640
Xylem	756	114,043
		83,896,811
INFORMATION TECHNOLOGY — 36.3%
Accenture, Cl A	2,729	682,523
Adobe *	625	212,694
Advanced Micro Devices *	14,237	3,646,380
Amphenol, Cl A	89,061	12,409,760
Analog Devices	26,786	6,271,406
Apple	145,575	39,359,113
Applied Materials	17,304	4,033,562
AppLovin, Cl A *	608	387,497
Arista Networks *	2,822	445,001
Autodesk *	318	95,826
Broadcom	56,762	20,980,938
Cadence Design Systems *	383	129,718
CDW	348	55,461
Cisco Systems	7,201	526,465
Crowdstrike Holdings, Cl A *	573	311,145
Datadog, Cl A *	1,704	277,428
Dell Technologies, Cl C	27,104	4,391,119
Descartes Systems Group *	1,831	161,512
Fair Isaac *	41	68,041
First Solar *	469	125,195
Flex *	52,621	3,289,865
Fortinet *	2,515	217,371
Intel *	10,700	427,893
International Business Machines	2,262	695,361
Intuit	16,920	11,294,946
Keysight Technologies *	16,132	2,951,511
KLA	396	478,661
Lam Research	12,654	1,992,499
Marvell Technology	1,723	161,514
Microchip Technology	56,590	3,532,348
Micron Technology	32,544	7,282,371
Microsoft	93,966	48,656,535
Monday.com *	187	38,380
Monolithic Power Systems	432	434,160
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
NVIDIA	241,148	$48,830,059
NXP Semiconductors	19,096	3,993,356
Oracle	69,931	18,364,580
Palantir Technologies, Cl A *	5,230	1,048,458
Palo Alto Networks *	2,162	476,159
PTC *	566	112,374
QUALCOMM	3,063	554,097
Roper Technologies	164	73,169
Salesforce	10,896	2,837,427
SAP ADR	29,273	7,611,273
Seagate Technology Holdings	847	216,730
ServiceNow *	4,615	4,242,477
Snowflake, Cl A *	11,711	3,219,120
Taiwan Semiconductor Manufacturing ADR	14,482	4,350,827
TE Connectivity	1,443	356,435
Teradyne	400	72,704
Trimble *	18,471	1,473,062
Tyler Technologies *	4,674	2,226,039
Western Digital	700	105,147
Workday, Cl A *	347	83,252
Zebra Technologies, Cl A *	105	28,271
		276,299,215
MATERIALS — 4.9%
Agnico Eagle Mines	300	48,243
Ball	1,331	62,557
CF Industries Holdings	557	46,392
Corteva	1,405	86,323
CRH	60,167	7,165,890
Dow	781	18,627
Ecolab	562	144,097
Franco-Nevada	943	175,992
Freeport-McMoRan	52,468	2,187,916
International Paper	3,404	131,530
Kinross Gold	236,841	5,504,185
Linde	26,007	10,878,728
Martin Marietta Materials	2,962	1,816,002
Mosaic	1,242	34,093
Newmont	42,926	3,475,718
Packaging Corp of America	163	31,909
Reliance	8,470	2,392,182
RPM International	193	21,091
Sherwin-Williams	623	214,898
Steel Dynamics	11,972	1,877,210
Vulcan Materials	504	145,908
West Fraser Timber	1,318	80,398
		36,539,889
REAL ESTATE — 0.8%
American Tower ‡	21,604	3,866,684
AvalonBay Communities ‡	466	81,047
BXP ‡	704	50,118

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
CBRE Group, Cl A *	1,025	$156,241
CoStar Group *	412	28,350
CubeSmart ‡	1,816	68,409
Equinix ‡	350	296,104
Equity LifeStyle Properties ‡	400	24,420
Essex Property Trust ‡	347	87,364
Kimco Realty ‡	2,767	57,166
Prologis ‡	2,605	323,254
Public Storage ‡	434	120,895
Regency Centers ‡	743	51,230
Rexford Industrial Realty ‡	4,593	189,783
Simon Property Group ‡	549	96,492
Sun Communities ‡	349	44,183
Welltower ‡	1,661	300,707
		5,842,447
UTILITIES — 1.8%
Alliant Energy	1,600	106,912
Atmos Energy	964	165,538
CenterPoint Energy	65,777	2,515,313
CMS Energy	1,442	106,059
Consolidated Edison	2,168	211,185
Constellation Energy	729	274,833
Entergy	39,857	3,829,859
Exelon	1,484	68,442
FirstEnergy	118,386	5,425,630
NextEra Energy	6,635	540,089
PG&E	16,300	260,148
Sempra	3,297	303,126
Southern	2,144	201,622
		14,008,756
Total Common Stock
(Cost $495,331,004)		748,540,621

SHORT-TERM INVESTMENT — 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.290%, (B)
(Cost $20,625)	20,625	$20,625
Total Short-Term Investment
(Cost $20,625)		20,625
Total Investments in Securities— 98.5%
(Cost $495,351,629)		$748,561,246

Percentages are based on Net Assets of $759,819,552.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $20,136.

(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2025, was $20,625.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%

	Shares	Value
AUSTRALIA — 0.2%
Materials — 0.2%
Sandfire Resources *	367,531	$3,894,802

AUSTRIA — 0.5%
Financials — 0.5%
Erste Group Bank	106,759	11,073,933

BELGIUM — 0.9%
Consumer Staples — 0.6%
Anheuser-Busch InBev	191,018	11,663,426

Materials — 0.3%
Syensqo	87,119	7,201,028
		18,864,454
BERMUDA — 0.8%
Financials — 0.8%
Arch Capital Group	198,497	17,132,276

BRAZIL — 1.5%
Consumer Discretionary — 0.1%
C&A MODAS	150,900	453,948
Cury Construtora e Incorporadora	94,200	611,364
Cyrela Brazil Realty Empreendimentos e Participacoes	134,800	762,719
Direcional Engenharia	369,300	1,169,932
		2,997,963
Consumer Staples — 0.1%
JBS *	104,221	1,376,608

Financials — 0.9%
NU Holdings, Cl A *	1,068,802	17,218,400
Pagseguro Digital, Cl A	178,996	1,716,572
		18,934,972
Industrials — 0.1%
Localiza Rent a Car	365,286	2,664,445

Materials — 0.3%
Gerdau ADR	481,977	1,682,100
Suzano	473,100	4,286,333
		5,968,433
COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	39,500	$276,236

		32,218,657
CANADA — 4.7%
Consumer Discretionary — 0.5%
Dollarama	81,700	10,630,359

Energy — 0.2%
ARC Resources	281,000	5,188,217

Industrials — 2.4%
Canadian Pacific Kansas City
(CAD)	231,973	16,709,870
Canadian Pacific Kansas City
(USD)	252,928	18,198,170
Stantec	49,700	5,509,335
Waste Connections	62,171	10,424,833
		50,842,208
Information Technology — 1.3%
Shopify, Cl A *	102,815	17,875,416
Shopify, Cl A *	58,600	10,198,905
		28,074,321
Materials — 0.3%
Barrick Gold	185,244	6,086,881

		100,821,986
CAYMAN ISLANDS — 0.0%
Financials — 0.0%
XP, Cl A	30,824	561,613

CHILE — 0.1%
Consumer Discretionary — 0.1%
Falabella	158,646	995,994

Industrials — 0.0%
Latam Airlines Group *	32,242,333	735,079

		1,731,073
CHINA — 7.0%
Communication Services — 3.8%
Kuaishou Technology, Cl B	129,800	1,204,851
NetEase ADR	26,310	3,686,031
Tencent Holdings	875,792	71,123,522
Tencent Music Entertainment Group ADR	106,649	2,380,406

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Communication Services— continued
Weibo ADR	113,502	$1,234,902
		79,629,712
Consumer Discretionary — 1.2%
Alibaba Group Holding ADR	49,791	8,485,880
Atour Lifestyle Holdings ADR	17,647	687,527
Guangdong Xinbao Electrical Appliances Holdings, Cl A	280,200	595,797
Haier Smart Home, Cl A	363,400	1,181,485
Pop Mart International Group	92,600	2,633,460
Vipshop Holdings ADR	65,868	1,152,031
Yum China Holdings	270,464	11,700,273
		26,436,453
Consumer Staples — 0.1%
Guangdong Haid Group, Cl A	106,295	872,517
Kweichow Moutai, Cl A	11,500	2,313,210
Muyuan Foods, Cl A	63,264	447,720
		3,633,447
Energy — 0.1%
PetroChina, Cl H	2,792,000	2,885,530

Financials — 1.2%
China Construction Bank, Cl H	8,073,921	7,991,822
China Galaxy Securities, Cl H	1,397,000	2,009,302
China International Capital, Cl H	235,200	639,737
China Life Insurance, Cl H	655,000	2,065,099
New China Life Insurance, Cl H	296,100	1,870,840
People's Insurance Group of China, Cl H	2,280,000	2,047,255
PICC Property & Casualty, Cl H	596,000	1,407,766
Ping An Insurance Group of China, Cl H	682,000	4,925,948
Qifu Technology ADR	72,463	1,749,981
		24,707,750
Health Care — 0.0%
Sinopharm Group, Cl H	283,200	705,745

Industrials — 0.3%
China Railway Group, Cl H	2,140,000	1,085,346
COSCO SHIPPING Holdings, Cl H	952,200	1,650,986
Harbin Electric, Cl H	430,000	706,894
Yutong Bus, Cl A	436,100	1,981,553
		5,424,779
Materials — 0.3%
China Hongqiao Group	853,000	3,237,978
China Lumena New Materials *(A)	15,350	—
Jiangxi Copper, Cl H	166,000	692,478
COMMON STOCK — continued
	Shares	Value
CHINA — continued
Materials— continued
Yunnan Yuntianhua, Cl A	239,000	$966,327
Zhejiang NHU, Cl A	646,079	2,207,540
		7,104,323
		150,527,739
DENMARK — 0.2%
Health Care — 0.2%
Ascendis Pharma ADR *	18,643	3,758,429

FRANCE — 9.1%
Consumer Discretionary — 2.4%
Hermes International	2,284	5,659,275
Kering	120,566	42,872,668
LVMH Moet Hennessy Louis Vuitton	7,177	5,079,697
		53,611,640
Consumer Staples — 0.7%
Danone	87,476	7,735,984
L'Oreal	21,266	8,886,488
		16,622,472
Energy — 0.3%
Gaztransport Et Technigaz	20,868	4,138,050
Technip Energies	67,442	2,744,131
		6,882,181
Financials — 1.5%
AXA	104,750	4,551,053
BNP Paribas	210,487	16,325,847
Societe Generale	138,682	8,807,141
Worldline *(B)	524,863	1,424,879
		31,108,920
Health Care — 0.3%
Abivax *	14,398	1,504,116
Ipsen	28,951	4,073,996
		5,578,112
Industrials — 2.7%
Alstom *	1,092,165	27,349,173
Cie de Saint-Gobain	174,281	16,938,840
Elis	135,481	3,778,111
Rexel	116,986	4,061,949
Schneider Electric	11,624	3,316,483
		55,444,556
Information Technology — 0.8%
Capgemini	84,456	13,010,658
Dassault Systemes	134,552	3,834,201
		16,844,859

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Materials — 0.4%
Air Liquide	40,332	$7,816,317

		193,909,057

GERMANY — 9.6%
Communication Services — 1.8%
Deutsche Telekom	1,089,434	33,790,836
Scout24	43,785	5,070,387
		38,861,223
Financials — 1.3%
Deutsche Bank	218,784	7,843,052
Deutsche Boerse	45,705	11,589,920
Hannover Rueck	30,467	8,709,378
		28,142,350
Industrials — 2.7%
Daimler Truck Holding	121,561	4,879,046
Siemens Energy *	421,645	52,601,481
		57,480,527
Information Technology — 3.2%
Infineon Technologies	397,857	15,813,351
Nemetschek	97,217	11,248,596
SAP	164,030	42,717,110
		69,779,057
Materials — 0.4%
LANXESS	329,107	7,847,754

Utilities — 0.2%
E.ON	208,844	3,891,061
RWE	1,067	52,600
		3,943,661
		206,054,572
GREECE — 0.5%
Consumer Discretionary — 0.0%
FF Group *(A)	8,921	—
JUMBO	44,044	1,400,013
		1,400,013

Financials — 0.5%
National Bank of Greece	680,169	10,010,934

		11,410,947
HONG KONG — 1.4%
Consumer Discretionary — 0.1%
Geely Automobile Holdings	669,000	1,586,738

Consumer Staples — 0.0%
JD Health International *	92,750	723,848
WH Group	75,534	72,642
		796,490
COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Financials — 1.1%
AIA Group	1,594,000	$15,507,502
Prudential	687,797	9,567,059
		25,074,561
Health Care — 0.1%
BeOne Medicines *	52,000	1,249,935

Information Technology — 0.1%
Lenovo Group	1,178,000	1,718,160

		30,425,884
INDIA — 2.9%
Consumer Discretionary — 0.2%
Eicher Motors	13,745	1,083,965
Mahindra & Mahindra	44,826	1,760,231
Maruti Suzuki India	8,851	1,611,905
		4,456,101
Consumer Staples — 0.1%
Varun Beverages	489,006	2,584,099

Energy — 0.1%
Bharat Petroleum	364,156	1,460,886

Financials — 1.7%
Bank of India	957,684	1,508,397
BSE	33,747	942,745
Canara Bank	1,710,989	2,638,257
ICICI Bank ADR	646,749	19,596,495
L&T Finance	487,897	1,485,986
LIC Housing Finance	207,919	1,336,904
Muthoot Finance	64,785	2,321,257
REC	783,431	3,306,102
South Indian Bank	3,259,466	1,344,492
		34,480,635
Health Care — 0.1%
Dr Lal PathLabs	45,394	1,603,218
Yatharth Hospital & Trauma Care Services *	82,627	741,095
		2,344,313
Industrials — 0.1%
Polycab India	15,921	1,380,955

Information Technology — 0.2%
Infosys ADR (B)	121,619	2,015,227
Persistent Systems	19,749	1,314,260
		3,329,487
Materials — 0.4%
APL Apollo Tubes	117,177	2,363,421

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Materials— continued
Chambal Fertilisers and Chemicals	194,930	$1,055,292
Hindalco Industries	180,938	1,725,753
JK Cement	13,601	951,551
National Aluminium	401,418	1,056,950
NMDC	2,396,911	2,044,791
Paradeep Phosphates	715,803	1,340,963
Rallis India	210,575	612,868
Welspun	102,316	1,113,220
		12,264,809
		62,301,285
INDONESIA — 0.3%
Consumer Staples — 0.0%
Indofood Sukses Makmur	1,050,400	467,444

Financials — 0.2%
Bank Central Asia	7,563,300	3,872,349

Industrials — 0.1%
Astra International	4,694,300	1,735,781

Utilities — 0.0%
Perusahaan Gas Negara	6,253,200	653,812

		6,729,386
IRELAND — 2.6%
Consumer Discretionary — 0.1%
PDD Holdings ADR *	11,281	1,521,469

Financials — 1.0%
AIB Group	1,173,874	10,833,369
Aon, Cl A	30,718	10,465,008
		21,298,377
Health Care — 0.4%
ICON *	48,270	8,293,752

Industrials — 0.8%
Experian	253,787	11,839,326
Ryanair Holdings	188,017	5,699,991
		17,539,317
Materials — 0.3%
Smurfit WestRock	209,800	7,745,816

		56,398,731
ISRAEL — 0.6%
Information Technology — 0.6%
Monday.com *	57,182	11,736,034
COMMON STOCK — continued
	Shares	Value
ISRAEL — continued
Information Technology— continued
Wix.com *	6,962	$1,013,249
		12,749,283
		12,749,283
ITALY — 1.9%
Consumer Discretionary — 0.9%
Ferrari	31,453	12,612,642
PRADA	1,044,900	6,164,925
		18,777,567
Financials — 0.7%
UniCredit	208,472	15,457,437

Utilities — 0.3%
Enel	668,741	6,773,928

		41,008,932
JAPAN — 9.2%
Communication Services — 1.9%
KDDI	139,400	2,222,880
Nintendo	455,700	38,880,482
		41,103,362
Financials — 1.1%
Sompo Holdings	608,000	18,535,703
Sumitomo Mitsui Financial Group	146,100	3,956,896
		22,492,599
Health Care — 0.8%
Hoya	101,400	16,476,496

Industrials — 2.9%
FANUC	554,100	18,497,720
Kajima	182,200	5,875,819
Komatsu	125,300	4,192,903
Mitsubishi Electric	450,800	12,803,957
SMC	43,500	14,896,346
TOPPAN Holdings	226,900	5,551,466
		61,818,211
Information Technology — 2.1%
Keyence	25,300	9,393,063
Murata Manufacturing	584,200	12,600,386
Renesas Electronics	1,865,800	23,050,061
		45,043,510
Materials — 0.1%
Toyo Seikan Group Holdings	102,900	2,310,954

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Utilities — 0.3%
Chubu Electric Power	486,000	$6,760,616

		196,005,748
JERSEY — 0.1%
Financials — 0.1%
CVC Capital Partners	91,198	1,525,203

LUXEMBOURG — 1.3%
Communication Services — 1.3%
Spotify Technology *	43,058	28,216,769

MALAYSIA — 0.1%
Industrials — 0.1%
Zetrix AI Berhad	8,259,000	1,664,058

MEXICO — 0.3%
Consumer Discretionary — 0.0%
Alsea	134,300	372,173

Consumer Staples — 0.1%
Arca Continental	138,900	1,346,060

Financials — 0.2%
Gentera	703,000	1,670,011
Grupo Financiero Banorte, Cl O	210,300	1,977,114
		3,647,125
		5,365,358
NETHERLANDS — 7.5%
Communication Services — 0.3%
Universal Music Group	224,237	6,022,576

Consumer Staples — 0.6%
Heineken	167,564	12,992,328

Financials — 1.3%
Adyen *	11,315	19,414,170
ASR Nederland	44,290	2,959,833
ING Groep	253,211	6,331,106
		28,705,109
Health Care — 0.7%
Koninklijke Philips	558,884	15,331,343
COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Information Technology — 3.8%
ASM International	28,626	$18,598,829
ASML Holding	26,469	28,023,596
ASML Holding, Cl G	28,671	30,369,183
BE Semiconductor Industries	18,372	3,136,571
		80,128,179
Materials — 0.8%
Akzo Nobel	251,758	16,659,859

		159,839,394
NEW ZEALAND — 0.1%
Health Care — 0.1%
Fisher & Paykel Healthcare	118,728	2,518,801

POLAND — 0.1%
Financials — 0.1%
Powszechny Zaklad Ubezpieczen	109,812	1,757,230

QATAR — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	243,889	907,089

RUSSIA — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	55,964	—

SAUDI ARABIA — 0.1%
Financials — 0.1%
Riyad Bank	111,487	809,576
Saudi National Bank	74,423	791,934
		1,601,510
		1,601,510
SINGAPORE — 3.5%
Communication Services — 0.0%
JOYY ADR	12,185	722,692

Consumer Discretionary — 2.1%
Sea ADR *	216,217	33,783,906
Trip.com Group	161,350	11,352,020
		45,135,926

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued
	Shares	Value
SINGAPORE — continued
Financials — 0.4%
United Overseas Bank	306,100	$8,142,424

Information Technology — 1.0%
Seagate Technology Holdings	80,212	20,524,647

		74,525,689
SOUTH AFRICA — 0.4%
Communication Services — 0.0%
MTN Group Limited	98,393	983,280

Financials — 0.1%
FirstRand	290,883	1,380,899
Old Mutual	1,011,915	791,499
		2,172,398
Materials — 0.3%
Gold Fields	87,645	3,380,226
Impala Platinum Holdings	212,824	2,281,490
		5,661,716
		8,817,394
SOUTH KOREA — 3.2%
Communication Services — 0.2%
Krafton *	3,827	740,707
KT	27,973	963,547
LG Uplus	60,044	641,847
		2,346,101
Consumer Discretionary — 0.3%
Hankook Tire & Technology	15,878	515,519
Hyundai Mobis	9,444	2,088,422
Hyundai Motor	11,654	2,363,309
Kia	27,882	2,338,704
Youngone	17,316	702,122
		8,008,076
Energy — 0.1%
HD Hyundai	6,643	954,155

Financials — 0.5%
DB Insurance	10,595	941,723
Hana Financial Group	41,881	2,509,031
KIWOOM Securities	4,191	870,526
Samsung Securities	17,674	956,548
Shinhan Financial Group	32,421	1,665,225
Woori Financial Group	89,334	1,590,297
		8,533,350
Health Care — 0.1%
PharmaResearch	4,301	1,628,391
COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Industrials — 0.2%
Doosan	1,079	$712,965
GS Holdings	12,915	434,093
Hanwha	23,873	1,596,727
HD Korea Shipbuilding & Offshore Engineering	3,983	1,323,872
Korean Air Lines	40,872	634,261
LX International	25,015	528,527
Samsung E&A	22,061	401,076
		5,631,521
Information Technology — 1.7%
BH	33,720	433,209
LG Innotek	2,788	470,314
Samsung Electronics GDR	3,597	6,713,204
Samsung Electronics	283,724	21,357,670
SK Hynix	23,468	9,131,247
		38,105,644
Utilities — 0.1%
Korea Electric Power	74,657	2,234,786

		67,442,024
SPAIN — 0.4%
Consumer Discretionary — 0.3%
Industria de Diseno Textil	117,956	6,522,344

Utilities — 0.1%
Iberdrola	90,961	1,845,919

		8,368,263
SWEDEN — 1.1%
Consumer Discretionary — 0.2%
Electrolux, Cl B *	814,834	5,262,193

Industrials — 0.5%
Atlas Copco, Cl A	622,026	10,431,218

Information Technology — 0.4%
Hexagon, Cl B	623,023	7,600,614

		23,294,025
SWITZERLAND — 1.9%
Consumer Staples — 0.0%
Nestle	375	35,920

Financials — 0.8%
UBS Group	429,817	16,488,067

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — continued
Health Care — 0.5%
Alcon	102,739	$7,676,731
Galderma Group	23,339	4,345,134
		12,021,865
Industrials — 0.6%
ABB	171,922	12,813,824

		41,359,676
TAIWAN — 7.4%
Consumer Discretionary — 0.0%
Pou Chen	630,000	599,440

Industrials — 0.1%
Eva Airways	1,217,000	1,428,596

Information Technology — 7.3%
Accton Technology	77,000	2,677,807
ADATA Technology	166,000	1,065,646
Arcadyan Technology	115,000	751,543
Asia Vital Components	36,087	1,652,088
ASPEED Technology	6,772	1,200,968
Delta Electronics	60,000	1,929,832
Elite Material	48,000	2,108,914
Gigabyte Technology	112,000	1,015,318
Global Unichip	9,000	444,960
Gold Circuit Electronics	124,000	1,861,757
Hon Hai Precision Industry	600,000	4,990,432
King Slide Works	5,000	663,309
King Yuan Electronics	90,000	631,028
MPI	16,000	1,084,878
Taiwan Semiconductor Manufacturing	1,586,000	76,698,461
Taiwan Semiconductor Manufacturing ADR	174,646	52,468,898
Taiwan Surface Mounting Technology	171,000	609,590
Wistron	425,000	2,059,687
Wiwynn	19,000	2,679,373
		156,594,489
		158,622,525
THAILAND — 0.2%
Consumer Discretionary — 0.0%
Com7, Cl F	973,200	751,476

Consumer Staples — 0.2%
Charoen Pokphand Foods	1,354,900	883,378
CP ALL	1,097,600	1,560,613
		2,443,991

COMMON STOCK — continued

	Shares	Value
THAILAND — continued
Real Estate — 0.0%
Sansiri	4,370,400	$189,194
		3,384,661
TÜRKIYE — 0.2%
Consumer Staples — 0.0%
Ulker Biskuvi Sanayi	336,226	862,803

Industrials — 0.1%
Anadolu Grubu Holding	561,040	342,064
Turk Hava Yollari AO	162,485	1,125,320
		1,467,384
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	1,887,910	905,027

		3,235,214
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.0%
Emirates Telecommunications Group PJSC	182,168	961,808

Real Estate — 0.2%
Aldar Properties PJSC	549,741	1,346,930
Emaar Properties PJSC	577,098	2,233,164
		3,580,094
		4,541,902
UNITED KINGDOM — 12.3%
Consumer Discretionary — 2.2%
Berkeley Group Holdings	106,373	5,635,738
Compass Group	612,430	20,273,700
SSP Group	7,119,896	14,391,101
WH Smith	651,240	5,785,652
		46,086,191
Consumer Staples — 1.2%
Diageo	633,416	14,571,380
Unilever	190,550	11,435,168
		26,006,548
Energy — 0.7%
BP	2,520,194	14,767,065
Shell (EUR)	1,553	58,387
Shell (GBP)	1,668	62,540
		14,887,992
Financials — 3.3%
3i Group	555,704	32,162,687
Barclays	4,114,373	22,070,520
NatWest Group	1,218,612	9,382,600

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Financials— continued
Standard Chartered	370,508	$7,606,398
		71,222,205
Health Care — 1.1%
Haleon	1,481,172	6,888,596
Smith & Nephew	906,392	16,739,412
		23,628,008
Industrials — 1.5%
Ashtead Group	95,899	6,406,306
Howden Joinery Group	325,285	3,694,977
RELX (EUR)	277,018	12,217,317
Smiths Group	67,058	2,220,822
Weir Group	139,324	5,424,226
Wizz Air Holdings *	77,729	1,069,388
		31,033,036
Information Technology — 0.5%
Halma	79,231	3,692,473
Sage Group	424,861	6,422,683
		10,115,156
Materials — 0.8%
Glencore	1,055,713	5,058,057
Linde	30,383	12,709,209
Rio Tinto	535	38,573
		17,805,839
Real Estate — 0.4%
Segro ‡	816,337	7,491,886

Utilities — 0.6%
National Grid	918,941	13,780,312

		262,057,173
UNITED STATES — 2.2%
Consumer Discretionary — 1.8%
Carnival *	543,902	15,680,695
Coupang, Cl A *	721,410	23,063,478
		38,744,173
Financials — 0.1%
Eurobank Ergasias Services and Holdings	645,020	2,429,575

Industrials — 0.3%
Ferguson Enterprises	22,644	5,627,034

Materials — 0.0%
Anglogold Ashanti	9,253	634,604

		47,435,386

COMMON STOCK — continued

	Shares	Value
URUGUAY — 1.1%
Consumer Discretionary — 1.1%
MercadoLibre *	10,382	$24,161,613

Total Common Stock (Cost $1,547,680,218)		2,088,219,744

SHORT-TERM INVESTMENT — 0.1%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.290%, (C) (Cost $2,675,798)	2,675,798	$2,675,798
Total Short-Term Investment (Cost $2,675,798)		2,675,798
Total Investments in Securities— 97.8% (Cost $1,550,356,016)		$2,090,895,542

Percentages are based on Net Assets of $2,136,864,029.

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $2,582,850.

(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2025, was $2,675,798.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
QPSC — Qatari Joint-Stock Company
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

OCTOBER 31, 2025

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$–	$3,894,802	$–		$3,894,802
Austria	–	11,073,933	–		11,073,933
Belgium	–	18,864,454	–		18,864,454
Bermuda	17,132,276	–	–		17,132,276
Brazil	32,218,657	–	–		32,218,657
Canada	100,821,986	–	–		100,821,986
Cayman Islands	561,613	–	–		561,613
Chile	1,731,073	–	–		1,731,073
China	31,949,548	118,578,191	–	#	150,527,739
Denmark	3,758,429	–	–		3,758,429
France	–	193,909,057	–		193,909,057
Germany	–	206,054,572	–		206,054,572
Greece	1,400,013	10,010,934	–	#	11,410,947
Hong Kong	–	30,425,884	–		30,425,884
India	21,611,722	40,689,563	–		62,301,285
Indonesia	–	6,729,386	–		6,729,386
Ireland	28,026,045	28,372,686	–		56,398,731
Israel	12,749,283	–	–		12,749,283
Italy	–	41,008,932	–		41,008,932
Japan	–	196,005,748	–		196,005,748
Jersey	–	1,525,203	–		1,525,203
Luxembourg	28,216,769	–	–		28,216,769
Malaysia	–	1,664,058	–		1,664,058
Mexico	5,365,358	–	–		5,365,358
Netherlands	30,369,183	129,470,211	–		159,839,394
New Zealand	–	2,518,801	–		2,518,801
Poland	–	1,757,230	–		1,757,230
Qatar	–	907,089	–		907,089
Russia	–	–	–	#	–
Saudi Arabia	–	1,601,510	–		1,601,510
Singapore	55,031,245	19,494,444	–		74,525,689
South Africa	–	8,817,394	–		8,817,394
South Korea	–	67,442,024	–		67,442,024
Spain	–	8,368,263	–		8,368,263
Sweden	–	23,294,025	–		23,294,025
Switzerland	–	41,359,676	–		41,359,676
Taiwan	52,468,898	106,153,627	–		158,622,525
Thailand	–	3,384,661	–		3,384,661
Türkiye	–	3,235,214	–		3,235,214
United Arab Emirates	–	4,541,902	–		4,541,902
United Kingdom	12,709,209	249,347,964	–		262,057,173
United States	44,371,207	3,064,179	–		47,435,386
Uruguay	24,161,613	–	–		24,161,613
Total Common Stock	504,654,127	1,583,565,617	–		2,088,219,744
Short-Term Investment	2,675,798	–	–		2,675,798
Total Investments in Securities	$507,329,925	$1,583,565,617	$–		$2,090,895,542

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.7%

	Shares	Value
AUSTRALIA — 4.9%
Communication Services — 0.1%
Aussie Broadband	17,637	$68,653

Consumer Staples — 0.1%
Inghams Group	102,782	162,770

Financials — 0.5%
Steadfast Group	149,845	549,225

Health Care — 0.5%
Ansell	21,126	504,976
Nanosonics *	34,977	104,805
Regis Healthcare	10,116	49,056
		658,837
Industrials — 0.9%
Emeco Holdings *	123,244	96,723
Monadelphous Group	52,775	802,571
Service Stream	66,735	99,058
		998,352
Information Technology — 0.5%
Bravura Solutions	37,035	69,742
IRESS	15,879	91,993
Technology One	12,623	304,176
		465,911
Materials — 2.3%
Catalyst Metals *	36,856	163,110
Metals X *	424,004	234,065
Orora	134,497	177,015
Perenti	478,775	848,438
Perseus Mining	231,081	733,838
Ramelius Resources	157,086	340,021
Westgold Resources	12,059	41,817
		2,538,304
		5,442,052
AUSTRIA — 1.3%
Financials — 1.0%
BAWAG Group	5,115	661,908
Vienna Insurance Group Wiener Versicherung Gruppe	8,063	414,123
		1,076,031
Industrials — 0.3%
ANDRITZ	962	72,831
Palfinger	4,137	155,186
Porr Ag	4,886	155,278
		383,295
		1,459,326

COMMON STOCK — continued

	Shares	Value
BELGIUM — 1.2%
Industrials — 0.6%
Ackermans & van Haaren	621	$154,867
Azelis Group	21,450	253,981
Deme Group	1,783	269,750
		678,598
Information Technology — 0.2%
Barco	12,277	175,329

Materials — 0.4%
Titan Cement International	10,128	454,094
		1,308,021
BERMUDA — 0.8%
Financials — 0.8%
Lancashire Holdings	96,132	844,255

BRAZIL — 0.6%
Consumer Discretionary — 0.2%
C&A MODAS	71,900	216,295

Industrials — 0.1%
Marcopolo	73,500	93,766

Utilities — 0.3%
Companhia de Saneamento do Parana - Sanepar	65,100	415,734
		725,795
CANADA — 6.8%
Communication Services — 0.3%
Cogeco	1,800	75,320
Quebecor, Cl B	7,629	243,601
		318,921
Consumer Discretionary — 0.7%
Aritzia *	6,732	470,709
Linamar	5,175	280,513
		751,222
Energy — 1.9%
North American Construction Group	6,435	100,304
Parex Resources	31,486	403,139
PrairieSky Royalty	60,600	1,089,040
Precision Drilling *	1,358	81,549
Secure Energy Services	7,467	93,314
Total Energy Services	22,786	229,299
		1,996,645

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
CANADA — continued
Financials — 0.6%
Definity Financial	3,420	$159,266
Onex	6,800	592,085
		751,351
Health Care — 0.4%
Extendicare, Cl Trust Units	39,771	455,856

Industrials — 0.6%
Finning International	8,669	469,288
MDA Space *	10,644	207,995
		677,283
Information Technology — 0.1%
Docebo *	3,573	89,634

Materials — 1.4%
Fortuna Mining *	18,606	153,905
Hudbay Minerals	22,007	353,080
IAMGOLD *	15,389	178,366
OceanaGold	11,211	251,000
Silvercorp Metals	9,713	63,083
Torex Gold Resources *	6,465	267,339
Transcontinental, Cl Common Subs. Receipt	19,526	274,394
Wesdome Gold Mines *	6,424	97,014
		1,638,181
Real Estate — 0.8%
Colliers International Group	2,103	335,829
Primaris REIT ‡	30,327	332,890
Slate Grocery REIT, Cl Common Subs. Receipt ‡	18,717	195,165
		863,884
		7,542,977
CAYMAN ISLANDS — 0.2%
Financials — 0.2%
StoneCo, Cl A *	9,094	172,877

Materials — 0.0%
Jinan Acetate Chemical	28,000	54,794
		227,671
CHINA — 2.0%
Communication Services — 0.3%
Meitu	122,000	135,464
Newborn Town *	182,000	247,368
		382,832
Consumer Discretionary — 0.6%
Atour Lifestyle Holdings ADR	5,116	199,319
Chervon Holdings	82,100	212,956

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Consumer Discretionary— continued
JNBY Design	93,000	$215,672
		627,947
Consumer Staples — 0.0%
Star Lake Bioscience Zhaoqing Guangdong, Cl A	34,200	34,548

Financials — 0.3%
FinVolution Group ADR	44,435	271,498
LexinFintech Holdings ADR	13,161	63,436
ZhongAn Online P&C Insurance, Cl H *	29,400	63,290
		398,224
Industrials — 0.1%
Lonking Holdings	235,000	93,653

Materials — 0.4%
Fufeng Group	412,000	426,388

Real Estate — 0.3%
Country Garden Services Holdings	101,000	80,292
Greentown Service Group	142,000	81,558
Onewo, Cl H	37,000	106,280
		268,130
		2,231,722
COLOMBIA — 0.1%
Financials — 0.1%
Grupo de Inversiones Suramericana	12,496	151,677

DENMARK — 1.1%
Financials — 0.3%
Jyske Bank	2,703	318,165

Health Care — 0.6%
ALK-Abello *	20,715	684,348

Industrials — 0.2%
Per Aarsleff Holding	2,478	281,795
		1,284,308
FINLAND — 1.0%
Consumer Discretionary — 0.0%
Puuilo	4,204	68,928

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
FINLAND — continued
Industrials — 0.5%
Metso	32,957	$541,189

Materials — 0.5%
Huhtamaki	15,840	533,049
		1,143,166
FRANCE — 2.9%
Communication Services — 0.1%
Pullup Entertainment	2,580	55,803

Consumer Discretionary — 0.1%
Valeo	8,331	115,333

Energy — 1.0%
Etablissements Maurel et Prom	9,151	51,076
Gaztransport Et Technigaz	2,225	441,210
Technip Energies	15,966	649,637
		1,141,923
Financials — 0.1%
Pluxee	7,171	138,713

Industrials — 0.1%
Elis	2,663	74,262

Information Technology — 1.2%
Alten	14,497	1,195,512
VusionGroup	485	134,988
		1,330,500
Utilities — 0.3%
Rubis SCA	10,379	377,389
		3,233,923
GERMANY — 3.3%
Communication Services — 0.6%
CTS Eventim & KGaA	5,901	529,390
Springer Nature & KGaA	5,506	137,514
		666,904
Consumer Discretionary — 0.2%
HUGO BOSS	1,053	46,779
TUI *	14,805	126,321
		173,100
Energy — 0.1%
Friedrich Vorwerk Group	980	105,656

Industrials — 0.5%
Cewe Stiftung & KGAA	419	48,074
KION Group	898	63,893

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
Industrials— continued
Krones	2,404	$349,647
MBB	665	146,169
thyssenKrupp Marine Systems *	376	35,445
		643,228
Information Technology — 1.2%
Atoss Software	3,571	479,571
Bechtle	13,504	571,578
IONOS Group *	7,554	268,650
		1,319,799
Materials — 0.1%
thyssenkrupp	7,513	78,837

Real Estate — 0.6%
TAG Immobilien	43,022	715,166
		3,702,690
HONG KONG — 1.6%
Consumer Discretionary — 0.2%
JS Global Lifestyle *	396,000	90,692
TCL Electronics Holdings	44,000	52,231
Yue Yuen Industrial Holdings	33,500	61,425
		204,348
Consumer Staples — 0.3%
China Foods	204,000	108,872
First Pacific	318,000	256,702
		365,574
Financials — 0.7%
Bank of East Asia	284,000	488,886
Dah Sing Banking Group	66,400	93,974
Dah Sing Financial Holdings	52,800	244,087
		826,947
Industrials — 0.3%
ANE Cayman	192,500	284,184

Real Estate — 0.1%
China Overseas Property Holdings	125,000	78,005
		1,759,058
HUNGARY — 0.5%
Communication Services — 0.5%
Magyar Telekom Telecommunications ADR	104,546	548,644

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
INDIA — 3.6%
Communication Services — 0.1%
Tips Music	20,423	$121,162

Consumer Discretionary — 0.1%
Garware Technical Fibres	9,945	84,979

Consumer Staples — 0.4%
Kaveri Seed	29,929	350,874
LT Foods	15,919	75,388
		426,262
Financials — 0.2%
Karur Vysya Bank	81,954	224,515
Motilal Oswal Financial Services	4,758	52,417
		276,932
Health Care — 1.1%
Acutaas Chemicals	3,524	68,506
Ajanta Pharma	7,126	197,895
Artemis Medicare Services	20,414	56,881
Indegene	60,167	365,396
Sai Life Sciences *	40,698	420,725
		1,109,403
Industrials — 1.0%
BLS International Services	11,942	42,279
Force Motors	2,463	489,629
International Gemological	19,260	73,245
Nava	68,725	478,733
Shipping Corp of India	20,601	60,117
		1,144,003
Information Technology — 0.0%
Coforge	2,515	50,337
E2E Networks *	1,516	52,735
Websol Energy System *	2,933	40,144
		143,216
Materials — 0.5%
Epigral	6,349	120,762
Godawari Power and Ispat	86,952	277,688
Gulf Oil Lubricants India	4,801	66,838
National Aluminium	30,785	81,058
		546,346
Real Estate — 0.2%
Mindspace Business Parks REIT ‡	15,379	80,557
NESCO	5,912	91,097
		171,654
		4,023,957
INDONESIA — 0.4%
Consumer Staples — 0.1%
Perusahaan Perkebunan London Sumatra Indonesia	468,300	39,530

COMMON STOCK — continued

	Shares	Value
INDONESIA — continued
Consumer Staples— continued
Triputra Agro Persada	1,268,000	$143,346
		182,876
Energy — 0.2%
Adaro Andalan Indonesia *	189,100	97,211
Elnusa	1,676,000	51,441
		148,652
Real Estate — 0.1%
Pakuwon Jati	5,922,600	130,880
		462,408
ISRAEL — 1.0%
Consumer Discretionary — 0.1%
Global-e Online, Cl E *	3,866	140,838

Consumer Staples — 0.2%
Oddity Tech, Cl A *	6,237	282,224

Financials — 0.1%
Harel Insurance Investments & Financial Services	2,137	74,578

Industrials — 0.2%
El Al Israel Airlines *	35,925	149,478
Fiverr International *	2,981	67,490
		216,968
Information Technology — 0.4%
Camtek *(A)	741	91,751
Innoviz Technologies *	46,572	86,624
Tower Semiconductor *	2,611	222,379
		400,754
		1,115,362
ITALY — 4.1%
Consumer Discretionary — 0.6%
De' Longhi	15,144	553,500
OVS	20,383	103,009
		656,509
Consumer Staples — 0.1%
Orsero	4,833	101,393

Financials — 0.5%
Azimut Holding	13,264	519,809

Health Care — 0.4%
Amplifon	26,158	447,635

Industrials — 1.0%
Interpump Group	16,493	852,355

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
ITALY — continued
Industrials— continued
TREVI - Finanziaria Industriale *	269,811	$135,945
Webuild	50,812	205,623
		1,193,923
Information Technology — 0.1%
Reply	558	78,418

Materials — 1.4%
Buzzi	26,358	1,590,027
		4,587,714
JAPAN — 24.3%
Communication Services — 0.3%
DeNA	3,900	68,401
Japan Communications *	45,300	44,026
NexTone *	14,900	212,154
Toei	1,500	53,342
		377,923
Consumer Discretionary — 3.8%
Chiyoda Co.	7,000	44,443
Foster Electric	23,700	409,905
Fujita Kanko	6,000	434,527
Greens	4,800	70,192
Intermestic	14,400	202,971
JTEKT	16,700	167,127
Mazda Motor	17,700	122,012
McDonald's Holdings Japan	8,800	344,379
Mitsubishi Motors	68,100	166,014
Open House Group	3,500	168,490
PIA *	1,900	37,041
Seiko Group	4,600	211,325
Shimamura	11,000	709,420
Stanley Electric	37,000	727,021
Toyoda Gosei	8,300	192,170
Toyota Boshoku	5,700	86,700
Workman	5,100	191,896
		4,285,633
Consumer Staples — 1.7%
Chubu Shiryo	10,600	110,158
Earth	1,600	52,292
euglena *	13,200	36,355
Ezaki Glico	12,000	383,614
Fruta Fruta *	23,600	38,082
H2O Retailing	3,400	46,016
Lacto Japan	8,600	192,617
Lion	27,800	274,040
Maruha Nichiro	6,800	152,058
San-A, Cl A	30,700	534,207

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Consumer Staples— continued
Showa Sangyo	16,300	$311,254
		2,130,693
Financials — 2.5%
77 Bank	4,000	171,510
Aichi Financial Group	6,323	163,088
Credit Saison	6,400	155,963
Hachijuni Bank	24,400	245,873
Hyakugo Bank	23,200	143,930
J Trust	22,300	58,660
Juroku Financial Group	3,300	120,229
Kyoto Financial Group	6,000	121,594
Oita Bank	2,700	89,146
Shiga Bank	2,900	117,185
Shizuoka Financial Group	35,800	482,313
Tokyo Century	15,300	180,633
Tokyo Kiraboshi Financial Group	3,100	147,659
TOMONY Holdings	26,100	115,703
Traders Holdings	13,300	77,200
Zenkoku Hosho	19,100	392,702
		2,783,388
Industrials — 8.3%
ALSOK	53,600	366,479
Chiyoda Corp. *	102,500	271,374
Daihen	900	58,914
Daiseki	30,700	645,961
Glory	44,700	1,068,461
gremz	5,500	82,046
Hamakyorex	12,300	122,053
Hoshizaki	20,700	728,594
Japan Elevator Service Holdings	24,800	292,053
Kamigumi	21,100	633,611
MEITEC Group Holdings	50,000	1,025,294
MISUMI Group	35,800	558,358
Namura Shipbuilding	4,600	156,070
Nankai Electric Railway	9,500	171,662
NGK Insulators	17,700	298,733
Nishi-Nippon Railroad	27,000	392,365
NTN	99,700	222,665
Sato Holdings	19,500	276,873
Sumitomo Warehouse	19,300	407,218
Taikisha	27,100	536,714
TRE Holdings	6,100	61,146
YAMABIKO	37,400	625,069
		9,001,713
Information Technology — 3.8%
Change Holdings	9,300	68,190
Cybozu	18,200	362,285
DTS	109,600	913,380

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Information Technology— continued
Ferrotec Holdings	9,100	$298,412
Horiba	7,300	678,472
ISB	6,600	76,863
Japan Material	16,900	211,224
Maruwa	2,100	593,960
Oki Electric Industry	68,600	819,881
Siix	27,300	244,932
		4,267,599
Materials — 1.8%
Aica Kogyo	12,200	287,403
Artience	4,200	85,631
Fuji Seal International	27,500	483,694
Lintec	4,500	114,405
Nihon Parkerizing	43,000	373,617
Nippon Chemical Industrial	2,200	39,946
Nippon Light Metal Holdings	20,200	294,263
Nippon Paper Industries	36,200	270,927
Sakata INX	6,200	91,556
		2,041,442
Real Estate — 2.1%
B-Lot	9,000	101,909
Global One Real Estate Investment ‡	570	524,267
Japan Excellent ‡	95	90,711
Kasumigaseki Capital	800	43,628
KDX Realty Investment ‡	115	127,368
Leopalace21	35,300	144,211
Orix JREIT ‡	1,239	838,954
Sekisui House Reit ‡	845	435,051
		2,306,099
		27,194,490
LUXEMBOURG — 0.2%
Energy — 0.2%
d'Amico International Shipping	33,876	175,729

MALAYSIA — 0.6%
Industrials — 0.1%
Zetrix AI Berhad	434,900	87,625

Real Estate — 0.5%
Eco World Development Group	261,400	128,433
Pavilion Real Estate Investment Trust ‡	727,200	321,304
SP Setia Group	717,600	147,985
		597,722
		685,347

COMMON STOCK — continued

	Shares	Value
MEXICO — 0.2%
Financials — 0.2%
Gentera	101,400	$240,881

NETHERLANDS — 1.4%
Industrials — 1.3%
Aalberts	16,120	511,389
Arcadis	13,595	650,127
Koninklijke Heijmans NorthV	2,199	155,996
Signify	2,295	55,010
		1,372,522
Real Estate — 0.1%
Wereldhave ‡	8,094	172,150
		1,544,672
NORWAY — 1.8%
Energy — 0.0%
Sea1 offshore	27,858	55,208
Solstad Offshore *	13,151	56,493
		111,701
Financials — 0.7%
SpareBank 1 SMN	40,136	739,143

Industrials — 0.4%
Hoegh Autoliners	38,976	349,671
Wallenius Wilhelmsen, Cl B	12,259	95,993
		445,664
Information Technology — 0.5%
Atea	34,772	530,397

Materials — 0.2%
Elopak	39,791	187,539
		2,014,444
PHILIPPINES — 0.4%
Real Estate — 0.4%
AREIT ‡	408,100	297,494
Robinsons Land	445,700	112,855
		410,349
		410,349
POLAND — 0.1%
Health Care — 0.1%
Diagnostyka	2,438	122,075

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
PORTUGAL — 0.4%
Consumer Staples — 0.4%
Sonae SGPS	261,621	$426,811

SAUDI ARABIA — 0.3%
Industrials — 0.3%
Al Babtain Power & Telecommunication	21,944	367,298

SINGAPORE — 0.8%
Real Estate — 0.8%
Digital Core REIT Management Pte ‡	321,100	165,360
ESR-LOGOS REIT ‡	100,230	220,195
UOL Group	83,900	512,622
		898,177
		898,177
SOUTH AFRICA — 1.0%
Communication Services — 0.0%
Telkom SOC	15,488	43,335

Consumer Staples — 0.2%
AVI	43,196	240,497

Financials — 0.4%
Investec	59,337	446,850

Materials — 0.1%
Omnia Holdings	24,594	108,168

Real Estate — 0.3%
Redefine Properties ‡	861,407	268,456
		1,107,306
SOUTH KOREA — 2.6%
Consumer Discretionary — 0.1%
LF	7,642	97,909

Consumer Staples — 0.0%
Binggrae	1,018	51,586
Financials — 0.7%
Hanwha General Insurance *	41,480	157,512
JB Financial Group	19,803	311,774
KIWOOM Securities	1,380	286,644
		755,930

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
Industrials — 1.1%
HD HYUNDAI MIPO	952	$161,261
Korea Electric Terminal	5,069	219,815
Kyung Dong Navien	3,988	197,352
S-1, Cl 1	12,827	674,510
		1,252,938
Information Technology — 0.2%
Cafe24 *	2,722	68,306
Jusung Engineering	3,829	82,077
		150,383
Materials — 0.5%
Han Kuk Carbon	5,292	135,878
Hansol Chemical	836	135,855
KCC	887	273,147
Unid	1,495	70,442
		615,322
		2,924,068
SPAIN — 1.7%
Consumer Discretionary — 0.1%
Gestamp Automocion	22,308	86,434

Consumer Staples — 1.0%
Distribuidora Internacional de Alimentacion *	4,172	137,708
Viscofan	16,852	1,048,728
		1,186,436
Information Technology — 0.3%
Indra Sistemas	5,352	296,458

Materials — 0.3%
Vidrala	3,777	360,266
		1,929,594
SWEDEN — 3.8%
Communication Services — 0.2%
Hemnet Group	12,772	278,985

Consumer Discretionary — 0.2%
Clas Ohlson, Cl B	6,369	232,459

Consumer Staples — 0.5%
AAK	20,516	574,150

Financials — 0.2%
Hoist Finance	16,718	174,362

Health Care — 1.4%
Ambea	22,486	303,428

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
Health Care— continued
Asker Healthcare Group *	26,390	$239,305
Attendo	60,310	512,126
Camurus *	6,069	399,572
		1,454,431
Industrials — 0.8%
Beijer Ref, Cl B	23,882	377,693
Loomis, Cl B	7,215	290,897
Peab, Cl B	32,619	264,204
		932,794
Materials — 0.5%
Hexpol	61,299	557,799
		4,204,980
SWITZERLAND — 1.7%
Financials — 0.4%
Vontobel Holding	5,027	382,143

Industrials — 1.1%
Bossard Holding	2,236	487,103
Bucher Industries	721	320,723
Montana Aerospace *	12,094	480,685
		1,288,511
Real Estate — 0.2%
International Workplace Group	76,668	228,199
		1,898,853
TAIWAN — 4.4%
Consumer Discretionary — 0.4%
Depo Auto Parts Industries	96,000	425,279

Industrials — 0.4%
Advanced Energy Solution Holding	2,000	76,136
Sincere Navigation	92,000	72,263
Tigerair Taiwan	20,000	44,020
United Integrated Services	8,000	222,678
		415,097
Information Technology — 3.3%
Airoha Technology	9,000	145,720
Arcadyan Technology	36,000	235,265
Asia Optical	48,000	243,457
ASPEED Technology	1,000	177,343
ASROCK	29,000	301,680
Chenbro Micom	5,000	149,409
Chroma ATE	23,000	608,964
Compeq Manufacturing	18,000	50,872
Genius Electronic Optical	6,000	81,529
Gold Circuit Electronics	19,000	285,269

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
Information Technology— continued
Insyde Software	6,000	$44,248
ITE Technology	22,000	93,015
Lotes	6,000	267,514
MPI	7,000	474,634
Pixart Imaging	30,000	225,197
Posiflex Technology	10,000	70,063
RichWave Technology	23,000	114,976
Winbond Electronics *	91,000	159,154
		3,728,309
Materials — 0.3%
Eternal Materials	274,000	362,983
		4,931,668
THAILAND — 0.4%
Energy — 0.1%
Bangchak NVDR	132,200	120,631

Industrials — 0.2%
Regional Container Lines	329,600	262,275

Utilities — 0.1%
Rojana Industrial Park	635,600	88,046
		470,952
TÜRKIYE — 0.5%
Financials — 0.0%
Turkiye Sinai Kalkinma Bankasi *	217,279	66,489

Real Estate — 0.5%
Reysas Gayrimenkul Yatirim Ortakligi *‡	1,120,711	550,124
		616,613
UNITED KINGDOM — 8.9%
Communication Services — 0.4%
Rightmove	45,132	396,326

Consumer Discretionary — 2.0%
Carnival ADR *	17,618	458,244
Currys	268,187	495,080
Domino's Pizza Group	178,871	457,503
Dunelm Group	7,605	111,709
Games Workshop Group	3,141	657,828
SSP Group	45,718	92,408
		2,272,772

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Consumer Staples — 1.4%
Cranswick	1,704	$110,560
Nomad Foods	45,213	510,907
Premier Foods	153,165	367,417
Tate & Lyle	101,754	516,649
		1,505,533
Financials — 1.8%
abrdn	21,213	56,582
AJ Bell	38,396	271,099
Beazley	28,668	350,760
Foresight Group Holdings	60,756	364,272
Man Group	35,625	98,437
OSB Group	26,249	186,074
Paragon Banking Group	62,418	680,835
		2,008,059
Health Care — 0.1%
ConvaTec Group	28,398	91,213
Industrials — 2.0%
Diploma	5,521	407,349
Howden Joinery Group	42,494	482,698
IMI	33,006	1,037,797
Johnson Service Group	93,917	167,263
Mitie Group	60,243	130,319
Stolt-Nielsen	3,975	133,488
		2,358,914
Materials — 0.7%
Capital	85,522	134,836
Elementis	187,556	405,463
Endeavour Mining	4,241	171,667
		711,966
Real Estate — 0.1%
Savills	8,690	115,170

Utilities — 0.4%
Drax Group	47,560	450,811
		9,910,764
UNITED STATES — 0.8%
Consumer Staples — 0.3%
Primo Brands	15,227	334,537

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Industrials — 0.5%
Reliance Worldwide	197,549	$535,948
		870,485
Total Common Stock
(Cost $87,835,217)		104,740,282

EXCHANGE-TRADED FUNDS — 1.5%

INTERNATIONAL — 1.5%
iShares Core MSCI Emerging Markets ETF	4,377	$298,818
iShares MSCI Canada ETF	2,444	124,008
iShares MSCI EAFE Small-Capital ETF	16,063	1,224,161

Total Exchange-Traded Funds
(Cost $1,420,530)		1,646,987

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Industrials — 0.0%
Schulz (B)	60,600	$54,803
Utilities — 0.1%
Companhia de Saneamento do Parana – Sanepar (B)	54,300	68,667
Total Preferred Stock
(Cost $130,546)		123,470
RIGHTS — 0.0%
	Number of Rights
Vidrala * (C)	3,777	$17,874

Total Rights
(Cost $–)		17,874

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

SHORT-TERM INVESTMENT — 0.1%

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.290%, (D)
(Cost $81,500)	81,500	$81,500

Total Short-Term Investment
(Cost $81,500)		81,500

Total Investments in Securities— 95.4%
(Cost $89,467,793)		$106,610,113

Percentages are based on Net Assets of $111,710,509.

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	4	Dec-2025	$288,306	$286,060	$(2,246)
MSCI EAFE Index	8	Dec-2025	1,115,128	1,122,840	7,712
MSCI Emerging Markets	7	Dec-2025	471,661	492,660	20,999
Russell 2000 Index E-MINI	1	Dec-2025	125,047	124,495	(552)
S&P TSX 60 Index	1	Dec-2025	247,040	254,305	7,265
			$2,247,182	$2,280,360	$33,178

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at October 31, 2025. The total market value of securities on loan at October 31, 2025 was $79,751.
(B)	There is currently no rate available.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2025, was $81,500.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia, and the Far East

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

OCTOBER 31, 2025

The following is a summary of the inputs used as of October 31, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$5,442,052	$–	$5,442,052
Austria	–	1,459,326	–	1,459,326
Belgium	–	1,308,021	–	1,308,021
Bermuda	–	844,255	–	844,255
Brazil	725,795	–	–	725,795
Canada	7,542,977	–	–	7,542,977
Cayman Islands	172,877	54,794	–	227,671
China	747,209	1,484,513	–	2,231,722
Colombia	151,677	–	–	151,677
Denmark	–	1,284,308	–	1,284,308
Finland	–	1,143,166	–	1,143,166
France	–	3,233,923	–	3,233,923
Germany	35,445	3,667,245	–	3,702,690
Hong Kong	90,692	1,668,366	–	1,759,058
Hungary	–	548,644	–	548,644
India	–	4,023,957	–	4,023,957
Indonesia	143,346	319,062	–	462,408
Israel	891,306	224,056	–	1,115,362
Italy	–	4,587,714	–	4,587,714
Japan	90,711	27,103,779	–	27,194,490
Luxembourg	–	175,729	–	175,729
Malaysia	–	685,347	–	685,347
Mexico	240,881	–	–	240,881
Netherlands	–	1,544,672	–	1,544,672
Norway	–	2,014,444	–	2,014,444
Philippines	297,494	112,855	–	410,349
Poland	–	122,075	–	122,075
Portugal	–	426,811	–	426,811
Saudi Arabia	–	367,298	–	367,298
Singapore	–	898,177	–	898,177
South Africa	240,497	866,809	–	1,107,306
South Korea	–	2,924,068	–	2,924,068
Spain	–	1,929,594	–	1,929,594
Sweden	–	4,204,980	–	4,204,980
Switzerland	–	1,898,853	–	1,898,853
Taiwan	–	4,931,668	–	4,931,668
Thailand	–	470,952	–	470,952
Türkiye	550,124	66,489	–	616,613
United Kingdom	2,028,508	7,882,256	–	9,910,764
United States	334,537	535,948	–	870,485
Total Common Stock	14,284,076	90,456,206	–	104,740,282
Exchange-Traded Funds	1,646,987	–	–	1,646,987
Preferred Stock
Brazil	123,470	–	–	123,470
Total Preferred Stock	123,470	–	–	123,470
Rights	17,874	–	–	17,874
Short-Term Investment	81,500	–	–	81,500
Total Investments in Securities	$16,153,907	$90,456,206	$–	$106,610,113
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$35,976	$—	$—	$35,976
Futures Contracts*
Unrealized Depreciation	(2,798)	—	—	(2,798)
Total Other Financial Instruments	$33,178	$—	$—	$33,178

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.6%

	Shares	Value
EQUITY — 34.7%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	2,207,008	$32,597,512
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†	779,931	10,006,515
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	612,266	6,294,094
		48,898,121
FIXED INCOME — 53.7%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	4,419,671	38,009,174
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†(A)	2,008,558	18,800,104
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†(A)	1,927,082	18,750,510
		75,559,788
INTERNATIONAL — 11.2%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†	1,096,555	12,610,378
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	262,508	3,071,339
		15,681,717
Total Open-End Mutual Funds
(Cost $112,974,308)		140,139,626
Total Investments in Securities— 99.6%
(Cost $112,974,308)		$140,139,626

Percentages are based on Net Assets of $140,749,646.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

OCTOBER 31, 2025

The following is a summary of the Fund's transactions with affiliates for the year ended October 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$31,416,873	$1,907,796	$(6,211,106)	$3,899,232	$1,584,717	$32,597,512	$357,683	$306,507
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	9,591,146	1,021,916	(1,590,785)	860,304	123,934	10,006,515	52,664	578,006
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	6,070,886	687,754	(654,792)	179,895	10,351	6,294,094	68,008	52,329
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	36,293,499	5,209,731	(4,001,502)	1,173,113	(665,667)	38,009,174	1,571,612	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	18,100,374	2,567,876	(2,000,751)	190,876	(58,271)	18,800,104	850,850	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	17,985,547	2,639,087	(2,000,750)	211,622	(84,996)	18,750,510	776,324	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	11,746,325	1,382,684	(1,974,431)	1,315,373	140,427	12,610,378	224,039	655,613
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	2,932,607	206,203	(576,525)	451,273	57,781	3,071,339	80,445	—
Totals:	$134,137,257	$15,623,047	$(19,010,642)	$8,281,688	$1,108,276	$140,139,626	$3,981,625	$1,592,455

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
EQUITY — 46.0%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	16,231,289	$239,736,140
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	29,171,895	374,275,413
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	8,918,332	91,680,456
		705,692,009
FIXED INCOME — 39.1%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	35,062,863	301,540,626
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	15,931,491	149,118,757
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	15,284,425	148,717,458
		599,376,841
INTERNATIONAL — 14.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	15,946,308	183,382,543
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	3,819,974	44,693,700
		228,076,243
Total Open-End Mutual Funds
(Cost $1,179,462,814)		1,533,145,093
Total Investments in Securities— 99.9%
(Cost $1,179,462,814)		$1,533,145,093

Percentages are based on Net Assets of $1,534,089,383.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

OCTOBER 31, 2025

The following is a summary of the Fund's transactions with affiliates for the year ended October 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$220,048,924	$9,480,902	$(29,083,651)	$36,687,946	$2,602,019	$239,736,140	$2,563,592	$2,174,255
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	341,815,591	37,993,339	(44,155,468)	36,759,499	1,862,452	374,275,413	1,936,793	20,875,998
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	84,480,171	12,891,518	(10,447,673)	4,375,115	381,325	91,680,456	1,006,078	738,124
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	275,092,781	47,038,327	(24,705,282)	8,658,025	(4,543,225)	301,540,626	12,246,180	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	137,183,010	24,160,664	(13,248,439)	2,062,418	(1,038,896)	149,118,757	6,617,635	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	136,316,223	24,448,409	(13,038,673)	1,573,626	(582,127)	148,717,458	6,038,523	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	163,167,332	20,903,030	(22,780,963)	21,252,133	841,011	183,382,543	3,236,028	9,241,835
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	40,760,298	2,270,537	(5,777,140)	6,930,948	509,057	44,693,700	1,151,051	—
Totals:	$1,398,864,330	$179,186,726	$(163,237,289)	$118,299,710	$31,616	$1,533,145,093	$34,795,880	$33,030,212

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
EQUITY — 46.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	18,298,740	$270,272,383
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	3,873,681	39,821,437
		310,093,820
FIXED INCOME — 38.9%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	15,258,932	131,226,819
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	6,937,766	64,937,489
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	6,657,166	64,774,228
		260,938,536
INTERNATIONAL — 14.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	6,934,062	79,741,715
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	1,662,364	19,449,663
		99,191,378
Total Open-End Mutual Funds
(Cost $503,798,136)		670,223,734
Total Investments in Securities— 99.9%
(Cost $503,798,136)		$670,223,734

Percentages are based on Net Assets of $670,879,520.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

OCTOBER 31, 2025

The following is a summary of the Fund's transactions with affiliates for the year ended October 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$198,893,753	$63,255,361	$(35,507,748)	$41,328,085	$2,302,932	$270,272,383	$2,546,346	$1,962,702
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	28,290,860	13,029,862	(4,088,035)	2,508,984	79,766	39,821,437	362,185	246,755
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	85,564,779	49,903,910	(6,049,822)	2,814,833	(1,006,881)	131,226,819	4,580,081	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	43,090,098	24,467,704	(3,024,910)	499,683	(95,086)	64,937,489	2,479,350	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	42,600,301	24,844,719	(3,024,910)	477,314	(123,196)	64,774,228	2,256,476	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	55,999,278	22,620,348	(8,995,924)	9,298,717	819,296	79,741,715	1,211,416	3,166,503
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	14,147,535	4,955,380	(2,755,223)	2,805,548	296,423	19,449,663	436,433	—
Totals:	$468,586,604	$203,077,284	$(63,446,572)	$59,733,164	$2,273,254	$670,223,734	$13,872,287	$5,375,960

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.6%

	Shares	Value
EQUITY — 57.3%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	4,043,208	$59,718,178
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	2,015,343	25,856,845
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	1,223,628	12,578,899
		98,153,922
FIXED INCOME — 24.0%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	2,411,929	20,742,591
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	1,095,562	10,254,462
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	1,050,846	10,224,729
		41,221,782
INTERNATIONAL — 18.3%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	2,189,609	25,180,498
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	523,769	6,128,103
		31,308,601
Total Open-End Mutual Funds
(Cost $111,134,669)		170,684,305
Total Investments in Securities— 99.6%
(Cost $111,134,669)		$170,684,305

Percentages are based on Net Assets of $171,387,024.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of October 31, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

OCTOBER 31, 2025

The following is a summary of the Fund's transactions with affiliates for the year ended October 31, 2025:

Security Description	Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 10/31/2025	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$122,018,679	$9,035,458	$(80,928,044)	$(16,316,257)	$25,908,342	$59,718,178	$974,605	$1,023,019
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	51,819,186	6,254,253	(33,676,973)	(3,304,813)	4,765,192	25,856,845	207,635	2,658,162
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	25,379,386	3,955,574	(16,717,170)	(2,016,204)	1,977,313	12,578,899	229,169	186,637
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	38,827,657	8,443,469	(26,862,493)	3,650,279	(3,316,321)	20,742,591	1,180,218	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	19,375,264	4,201,064	(13,431,246)	338,659	(229,279)	10,254,462	639,476	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	19,067,010	4,479,269	(13,431,246)	552,488	(442,792)	10,224,729	580,587	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	49,705,570	7,066,478	(33,871,805)	(2,270,123)	4,550,378	25,180,498	685,664	2,324,700
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	12,563,575	1,024,077	(8,655,496)	50,907	1,145,040	6,128,103	242,084	—
Totals:	$338,756,327	$44,459,642	$(227,574,473)	$(19,315,064)	$34,357,873	$170,684,305	$4,739,438	$6,192,518

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund			Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
Assets:
Investments, at Value (Cost $68,717,627, $536,979,528, $2,468,418,662 and $719,063,337)		$68,751,168		$542,613,367	*	$2,442,319,467	*	$722,890,299	*
Repurchase Agreements, at Value (Cost $25,700,000, $4,100,000, $– and $–)		25,700,000		4,100,000		–		–
Cash and Cash Equivalents		618,531		1,236,854		39,831,317		13,406,111
Receivable for Capital Shares Sold		200,000		19,166		300,157		13,748
Dividend and Interest Receivable		153,033		3,946,325		18,536,970		3,844,840
Receivable for Investment Securities Sold		–		–		2,465,722		–
Cash Pledged as Collateral for Futures Contracts		–		–		5,827,851		82,191
Prepaid Expenses		8,582		8,582		17,615		13,704
Total Assets		95,431,314		551,924,294		2,509,299,099		740,250,893
Liabilities:
Audit Fees Payable		16,750		16,750		19,900		20,800
Payable Due to Adviser		13,222		120,166		633,038		208,333
Pricing Fees Payable		9,775		20,521		19,131		5,477
Mercer Non-Advisor Fee Payable		6,449		35,175		160,495		47,643
Legal Fees Payable		6,443		12,887		25,773		19,330
Transfer Agent Fees Payable		6,029		4,705		9,352		7,387
Payable Due to Administrator		1,498		8,789		40,621		12,367
Chief Compliance Officer Fees Payable		1,011		2,023		4,046		3,034
Trustees' Fees Payable		44		89		178		133
Payable for Investment Securities Purchased		–		3,484,636		17,340,944		5,060,870
Payable Upon Return of Securities Loaned		–		1,087,515		11,907,264		3,582,206
Payable for Capital Shares Redeemed		–		35,709		66,856		24,289
Shareholder Servicing Fees Payable		–		–		51,337		54,825
Other Accrued Expenses		20,948		27,944		43,849		29,382
Total Liabilities		82,169		4,856,909		30,322,784		9,076,076
Commitments and Contingencies †
Net Assets		$95,349,145		$547,067,385		$2,478,976,315		$731,174,817
Net Assets Consist of:
Paid-in Capital		$95,234,429		$562,215,704		$2,674,850,412		$758,916,955
Total Distributable Earnings (Accumulated Losses)		114,716		(15,148,319)		(195,874,097)		(27,742,138)
Net Assets		$95,349,145		$547,067,385		$2,478,976,315		$731,174,817
Institutional Shares:
Net Assets		$95,349,145		$547,067,385		$2,359,286,300		$637,747,082
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		9,517,525		56,200,617		274,452,960		68,111,389
Net Asset Value, Offering and Redemption Price Per Share		$10.02		$9.73		$8.60		$9.36
Investor Shares:
Net Assets	$	N/A	$	N/A		$119,690,015		$93,427,735
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A		13,926,762		9,978,484
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A		$8.59		$9.36

* Includes Market Value of Securities on Loan		$–		$1,064,855		$11,652,089		$3,510,005

†	See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund		Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund		Catholic Responsible Investments International Small-Cap Fund
Assets:
Investments, at Value (Cost $1,753,156,085, $424,965,980, $495,351,629, $1,550,356,016 and $89,467,793)	$4,588,757,420	*	$551,357,198	*	$748,561,246	*	$2,090,895,542	*	$106,610,113	*
Foreign Currency, at Value (Cost $–, $–, $–, $2,267,682 and $281,758)	–		–		–		2,281,486		292,599
Cash and Cash Equivalents	11,699,764		5,186,537		11,992,443		25,974,038		4,565,112
Dividend and Interest Receivable	2,010,229		174,411		97,467		2,249,159		272,406
Cash Pledged as Collateral for Futures Contracts	699,444		434,148		–		–		90,493
Receivable for Capital Shares Sold	357,672		64,559		5,548		136,047		693
Reclaim Receivable	16,935		–		43,589		2,619,900		196,743
Receivable for Investment Securities Sold	3,091		–		1,178,891		27,647,794		120,670
Variation Margin Receivable	2,950		–		–		–		–
Unrealized Appreciation on Spot Currency Contracts	–		–		–		–		54
Prepaid Expenses	23,461		9,829		13,704		21,469		9,487
Total Assets	4,603,570,966		557,226,682		761,892,888		2,151,825,435		112,158,370
Liabilities:
Payable for Capital Shares Redeemed	1,059,991		26,881		23,756		131,306		7,307
Payable for Investment Securities Purchased	492,368		7,148		1,462,174		9,385,711		–
Payable Upon Return of Securities Loaned	391,664		4,157,572		20,625		2,675,798		81,500
Rating Expense Payable	362,784		85,727		–		–		–
Payable Due to Adviser	152,421		95,778		403,761		1,353,241		50,897
Payable Due to Administrator	73,522		9,076		13,391		35,296		1,883
Mercer Non-Advisor Fee Payable	70,132		8,873		52,145		133,048		7,575
Audit Fees Payable	14,600		18,800		16,750		19,900		14,600
Pricing Fees Payable	11,084		2,745		3,116		6,062		2,349
Transfer Agent Fees Payable	8,409		4,549		7,085		9,000		3,765
Legal Fees Payable	6,443		6,443		25,773		19,330		19,330
Chief Compliance Officer Fees Payable	1,012		1,011		4,046		3,034		3,034
Trustees' Fees Payable	45		44		178		133		133
Shareholder Servicing Fees Payable	–		–		6,363		78,034		–
Unrealized Depreciation on Spot Currency Contracts	–		–		–		3,092		–
Accrued Foreign Capital Gains Tax on Appreciated Securities	–		–		–		991,930		159,974
Payable for Variation Margin.	–		–		–		–		2,313
Other Accrued Expenses	28,762		18,467		34,173		116,491		93,201
Total Liabilities	2,673,237		4,443,114		2,073,336		14,961,406		447,861
Commitments and Contingencies †
Net Assets	$4,600,897,729		$552,783,568		$759,819,552		$2,136,864,029		$111,710,509
Net Assets Consist of:
Paid-in Capital	$1,706,362,123		$418,345,917		$471,661,060		$1,551,493,329		$87,226,398
Total Distributable Earnings	2,894,535,606		134,437,651		288,158,492		585,370,700		24,484,111
Net Assets	$4,600,897,729		$552,783,568		$759,819,552		$2,136,864,029		$111,710,509

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund		Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments International Small-Cap Fund
Institutional Shares:
Net Assets		$4,600,897,729		$552,783,568	$714,148,033	$1,972,286,382		$111,710,509
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		311,416,181		53,747,713	55,652,993	171,544,272		9,551,207
Net Asset Value, Offering and Redemption Price Per Share		$14.77		$10.28	$12.83	$11.50		$11.70
Investor Shares:
Net Assets	$	N/A	$	N/A	$45,671,519	$164,577,647	$	N/A
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A	3,559,064	14,308,323		N/A
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A	$12.83	$11.50	$	N/A
* Includes Market Value of Securities on Loan		$378,445		$4,037,691	$20,136	$2,582,850		$79,751

†	See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Assets:
Affiliated Investments, at Value (Cost $112,974,308, $1,179,462,814, $503,798,136 and $111,134,669)	$140,139,626	$1,533,145,093	$670,223,734	$170,684,305
Cash and Cash Equivalents	600,919	1,060,763	703,031	697,057
Receivable for Investment Securities Sold	42,457	59,402	97,913	43,520
Due from Adviser	10,886	–	–	10,898
Receivable for Capital Shares Sold	–	23,115	231,126	–
Prepaid Expenses	13,704	16,233	13,704	13,787
Total Assets	140,807,592	1,534,304,606	671,269,508	171,449,567
Liabilities:
Audit Fees Payable	14,600	14,600	14,600	14,600
Mercer Non-Advisor Fee Payable	8,915	96,911	38,622	13,799
Transfer Agent Fees Payable	6,444	7,704	6,868	6,493
Legal Fees Payable	6,443	6,443	6,443	6,443
Shareholder Servicing Fees Payable	5,732	58,993	22,269	7,030
Chief Compliance Officer Fees Payable	1,012	1,012	1,011	1,011
Pricing Fees Payable	75	75	75	75
Trustees' Fees Payable	45	45	45	45
Interest payable	19	35	22	22
Payable for Investment Securities Purchased	–	23,115	–	–
Payable for Capital Shares Redeemed	–	–	281,126	–
Other Accrued Expenses	14,661	6,290	18,907	13,025
Total Liabilities	57,946	215,223	389,988	62,543
Commitments and Contingencies †
Net Assets	$140,749,646	$1,534,089,383	$670,879,520	$171,387,024
Net Assets Consist of:
Paid-in Capital	$109,326,259	$1,130,796,814	$490,961,098	$69,739,437
Total Distributable Earnings	31,423,387	403,292,569	179,918,422	101,647,587
Net Assets	$140,749,646	$1,534,089,383	$670,879,520	$171,387,024
Institutional Shares:
Net Assets	$104,040,914	$1,119,227,620	$493,698,270	$124,127,188
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	9,251,375	96,368,978	41,499,314	10,129,346
Net Asset Value, Offering and Redemption Price Per Share	$11.25	$11.61	$11.90	$12.25
Investor Shares:
Net Assets	$36,708,732	$414,861,763	$177,181,250	$47,259,836
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	3,267,469	35,762,117	14,903,094	3,862,772
Net Asset Value, Offering and Redemption Price Per Share	$11.23	$11.60	$11.89	$12.23

†	See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE YEAR ENDED

OCTOBER 31, 2025

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Ultra Short Bond Fund	Catholic Responsible Investments Short Duration Bond Fund	Catholic Responsible Investments Bond Fund	Catholic Responsible Investments Opportunistic Bond Fund
Investment Income:
Interest Income	4,130,637	24,613,162	114,409,678	37,100,428
Income from Securities Lending, Net	438	4,109	14,192	8,130
Total Investment Income	4,131,075	24,617,271	114,423,870	37,108,558

Expenses:
Investment Advisory Fees	222,798	1,546,777	7,074,372	2,475,102
Administration Fees	17,008	98,364	457,398	142,426
Trustees' Fees	12,382	24,764	49,527	37,146
Chief Compliance Officer Fees	3,157	6,315	12,630	9,472
Shareholder Servicing Fees (Investor Shares)	–	–	146,925	112,865
Pricing Fees	39,359	76,939	168,110	69,737
Transfer Agent Fees	30,455	28,304	53,627	43,290
Registration Fees	23,745	26,564	49,994	39,123
Legal Fees	19,159	38,318	76,636	57,477
Audit Fees.	16,750	16,750	19,900	20,800
Custodian Fees	10,339	5,401	42,410	13,494
Mercer Non-Advisor Fee	6,449	35,175	160,495	47,643
Printing Fees	1,470	7,707	35,961	10,652
Other Expenses	14,701	25,733	65,645	33,400

Total Expenses	417,772	1,937,111	8,413,630	3,112,627
Less:
Waiver of Investment Advisory Fees	(105,757)	(131,804)	–	(99,180)
Net Expenses	312,015	1,805,307	8,413,630	3,013,447

Net Investment Income	3,819,060	22,811,964	106,010,240	34,095,111

Net Realized Gain (Loss) on:
Investments	8,557	193,520	(12,990,010)	2,695,215
Futures Contracts	–	(670,092)	(978,358)	(1,868,479)
Foreign Currency Transactions	–	4	–	–
Net Realized Gain (Loss)	8,557	(476,568)	(13,968,368)	826,736
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(51,068)	3,926,654	40,073,282	3,315,338
Futures Contracts	–	521,734	4,737,653	1,050,372
Net Change in Unrealized Appreciation (Depreciation)	(51,068)	4,448,388	44,810,935	4,365,710
Net Realized and Unrealized Gain (Loss).	(42,511)	3,971,820	30,842,567	5,192,446
Net Increase in Net Assets Resulting from Operations	$3,776,549	$26,783,784	$136,852,807	$39,287,557

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE YEAR ENDED

OCTOBER 31, 2025

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Equity Index Fund	Catholic Responsible Investments Small-Cap Fund	Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments International Small-Cap Fund
Investment Income:
Dividend Income	$49,368,803	$6,689,619	$8,541,146	$39,873,873	$3,588,529
Interest Income	342,296	172,898	441,366	1,792,053	252,427
Income from Securities Lending, Net	1,023	31,880	5,220	22,196	10,947
Less: Foreign Taxes Withheld	(75,582)	(9,828)	(154,272)	(3,844,799)	(413,448)
Total Investment Income	49,636,540	6,884,569	8,833,460	37,843,323	3,438,455

Expenses:
Investment Advisory Fees	2,494,096	1,091,551	4,841,902	13,655,847	1,060,892
Administration Fees	792,994	104,136	161,502	359,439	21,085
Trustees' Fees	12,382	12,382	49,527	37,146	37,146
Chief Compliance Officer Fees	3,157	3,157	12,630	9,472	9,472
Shareholder Servicing Fees (Investor Shares)	–	–	66,179	192,235	–
Rating Fees	649,076	165,821	–	–	–
Custodian Fees	73,880	31,581	46,187	303,769	84,169
Mercer Non-Advisor Fee	70,132	8,873	52,145	133,048	7,575
Printing Fees	63,166	8,104	12,085	32,463	6,669
Pricing Fees	54,027	12,226	14,958	25,682	9,330
Transfer Agent Fees	47,377	26,381	41,457	50,939	22,259
Registration Fees	37,393	23,973	37,685	65,884	28,503
Legal Fees	19,159	19,159	76,636	57,477	57,477
Audit Fees	14,600	18,800	16,750	19,900	14,600
Other Expenses	84,549	20,846	45,109	68,316	81,086

Total Expenses	4,415,988	1,546,990	5,474,752	15,011,617	1,440,263
Less:
Waiver of Investment Advisory Fees	(673,060)	–	–	–	(168,823)
Net Expenses	3,742,928	1,546,990	5,474,752	15,011,617	1,271,440

Net Investment Income	45,893,612	5,337,579	3,358,708	22,831,706	2,167,015

Net Realized Gain (Loss) on:
Investments	90,101,278	18,261,668	37,199,509	72,403,418	10,235,008
Futures Contracts	1,462,928	527,098	–	–	396,191
Accrued Foreign Capital Gains Tax	–	–	–	(958,059)	(110,674)
Foreign Currency Transactions	–	–	–	613,109	44,411
Net Realized Gain (Loss)	91,564,206	18,788,766	37,199,509	72,058,468	10,564,936
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	699,044,614	8,579,474	93,360,874	277,779,435	8,974,134
Futures Contracts	127,450	114,160	–	–	165,326
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	755,963	81
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	–	16,090	8,858
Net Change in Unrealized Appreciation (Depreciation)	699,172,064	8,693,634	93,360,874	278,551,488	9,148,399
Net Realized and Unrealized Gain	790,736,270	27,482,400	130,560,383	350,609,956	19,713,335
Net Increase in Net Assets Resulting from Operations	$836,629,882	$32,819,979	$133,919,091	$373,441,662	$21,880,350

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE YEAR ENDED

OCTOBER 31, 2025

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Investment Income:
Affiliated Dividend Income	$3,981,625	$34,795,880	$13,872,287	$4,739,438
Interest Income	20,722	39,833	25,152	24,463
Total Investment Income	4,002,347	34,835,713	13,897,439	4,763,901

Expenses:
Shareholder Servicing Fees (Investor Shares)	48,889	589,851	179,945	65,028
Trustees' Fees	12,382	12,382	12,382	12,382
Chief Compliance Officer Fees	3,157	3,158	3,157	3,157
Transfer Agent Fees	37,882	44,471	39,638	38,481
Registration Fees	35,886	57,974	44,108	38,817
Legal Fees	19,159	19,159	19,159	19,159
Audit Fees	14,600	14,600	14,600	14,600
Mercer Non-Advisor Fee	8,915	96,911	38,622	13,799
Printing Fees	1,988	21,318	7,892	3,859
Custodian Fees	18	160	18	166
Other Expenses	15,000	34,252	19,284	17,168

Total Expenses	197,876	894,236	378,805	226,616
Less:
Waiver of Expenses	(122,248)	(66,462)	(100,122)	(120,197)
Net Expenses	75,628	827,774	278,683	106,419

Net Investment Income	3,926,719	34,007,939	13,618,756	4,657,482
Net Realized Gain on:
Affiliated Investments	1,108,276	31,616	2,273,254	34,357,873
Capital Gain Distributions Received from Affiliated Funds	1,592,455	33,030,212	5,375,960	6,192,518
Net Realized Gain	2,700,731	33,061,828	7,649,214	40,550,391
Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investments	8,281,688	118,299,710	59,733,164	(19,315,064)
Net Change in Unrealized Appreciation (Depreciation)	8,281,688	118,299,710	59,733,164	(19,315,064)
Net Realized and Unrealized Gain	10,982,419	151,361,538	67,382,378	21,235,327
Net Increase in Net Assets Resulting from Operations	$14,909,138	$185,369,477	$81,001,134	$25,892,809

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$3,819,060	$3,271,009	$22,811,964	$21,247,977
Net Realized Gain (Loss)	8,557	2,781	(476,568)	(2,181,411)
Net Change in Unrealized Appreciation (Depreciation)	(51,068)	53,199	4,448,388	13,336,182
Net Increase in Net Assets Resulting from Operations	3,776,549	3,326,989	26,783,784	32,402,748
Distributions:
Institutional Shares	(3,921,312)	(3,269,104)	(22,543,307)	(20,954,065)
Total Distributions	(3,921,312)	(3,269,104)	(22,543,307)	(20,954,065)

Capital Share Transactions:
Institutional:
Issued	119,150,736	86,305,592	88,325,052	69,656,278
Reinvestment of Dividends and Distributions	3,908,420	3,248,940	22,290,335	20,612,579
Redeemed	(93,745,830)	(81,887,557)	(63,924,574)	(79,070,736)
Net Institutional Share Transactions	29,313,326	7,666,975	46,690,813	11,198,121
Net Increase in Net Assets from Share Transactions	29,313,326	7,666,975	46,690,813	11,198,121
Total Increase in Net Assets	29,168,563	7,724,860	50,931,290	22,646,804
Net Assets:
Beginning of Year	66,180,582	58,455,722	496,136,095	473,489,291
End of Year.	$95,349,145	$66,180,582	$547,067,385	$496,136,095

Shares Transactions:
Institutional:
Issued	11,874,457	8,593,797	9,101,283	7,243,252
Reinvestment of Dividends and Distributions	390,100	324,009	2,299,758	2,145,662
Redeemed	(9,339,275)	(8,152,072)	(6,584,868)	(8,233,464)
Net Institutional Shares Capital Share Transactions	2,925,282	765,734	4,816,173	1,155,450
Net Increase in Shares Outstanding from Share Transactions	2,925,282	765,734	4,816,173	1,155,450

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$106,010,240	$91,200,469	$34,095,111	$28,858,295
Net Realized Gain (Loss)	(13,968,368)	(14,914,497)	826,736	579,128
Net Change in Unrealized Appreciation (Depreciation)	44,810,935	135,801,654	4,365,710	22,168,904
Net Increase in Net Assets Resulting from Operations	136,852,807	212,087,626	39,287,557	51,606,327
Distributions:
Institutional Shares	(99,733,069)	(86,758,144)	(30,103,785)	(26,274,147)
Investor Shares	(4,267,756)	(3,014,383)	(3,518,639)	(2,454,257)
Total Distributions	(104,000,825)	(89,772,527)	(33,622,424)	(28,728,404)

Capital Share Transactions:
Institutional:
Issued	330,703,733	400,368,664	92,522,442	122,384,357
Reinvestment of Dividends and Distributions	92,074,107	81,066,125	28,798,610	25,192,879
Redemption Fees - Note 2	—	721	—	—
Redeemed	(283,500,633)	(127,924,302)	(119,726,202)	(36,398,994)
Net Institutional Share Transactions	139,277,207	353,511,208	1,594,850	111,178,242
Investor:
Issued	54,231,896	39,051,520	30,656,056	37,971,157
Reinvestment of Dividends and Distributions	4,009,487	2,869,228	3,323,963	2,351,810
Redemption Fees - Note 2	—	2,540	—	8
Redeemed	(16,836,216)	(25,188,991)	(5,330,148)	(4,495,150)
Net Investor Share Transactions	41,405,167	16,734,297	28,649,871	35,827,825
Net Increase in Net Assets from Share Transactions	180,682,374	370,245,505	30,244,721	147,006,067
Total Increase in Net Assets	213,534,356	492,560,604	35,909,854	169,883,990
Net Assets:
Beginning of Year	2,265,441,959	1,772,881,355	695,264,963	525,380,973
End of Year	$2,478,976,315	$2,265,441,959	$731,174,817	$695,264,963
Shares Transactions:
Institutional:
Issued	39,039,830	47,547,935	9,918,165	13,172,549
Reinvestment of Dividends and Distributions	10,857,184	9,580,886	3,092,424	2,731,353
Redeemed	(33,550,872)	(15,168,348)	(12,853,262)	(3,945,238)
Net Institutional Shares Capital Share Transactions	16,346,142	41,960,473	157,327	11,958,664
Investor:
Issued	6,421,612	4,603,970	3,277,477	4,119,763
Reinvestment of Dividends and Distributions	472,733	339,176	356,788	254,788
Redeemed	(1,987,821)	(2,979,660)	(572,092)	(487,303)
Net Investor Shares Capital Share Transactions	4,906,524	1,963,486	3,062,173	3,887,248
Net Increase in Shares Outstanding from Share Transactions	21,252,666	43,923,959	3,219,500	15,845,912

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$45,893,612	$46,777,822	$5,337,579	$7,901,222
Net Realized Gain	91,564,206	65,500,830	18,788,766	19,570,959
Net Change in Unrealized Appreciation (Depreciation)	699,172,064	1,012,495,057	8,693,634	99,424,827
Net Increase in Net Assets Resulting from Operations	836,629,882	1,124,773,709	32,819,979	126,897,008
Distributions:
Institutional Shares	(85,790,058)	(46,433,637)	(11,245,633)	(7,069,815)
Total Distributions	(85,790,058)	(46,433,637)	(11,245,633)	(7,069,815)

Capital Share Transactions:
Institutional:
Issued	506,937,581	380,418,492	73,484,961	56,161,494
Reinvestment of Dividends and Distributions	81,061,158	43,763,993	10,305,663	6,464,219
Redemption Fees - Note 2	—	252	—	20
Redeemed	(702,726,159)	(600,703,986)	(112,124,483)	(50,656,953)
Net Institutional Share Transactions	(114,727,420)	(176,521,249)	(28,333,859)	11,968,780
Net Increase (Decrease) in Net Assets from Share Transactions	(114,727,420)	(176,521,249)	(28,333,859)	11,968,780
Total Increase (Decrease) in Net Assets	636,112,404	901,818,823	(6,759,513)	131,795,973
Net Assets:
Beginning of Year	3,964,785,325	3,062,966,502	559,543,081	427,747,108
End of Year	$4,600,897,729	$3,964,785,325	$552,783,568	$559,543,081
Shares Transactions:
Institutional:
Issued	39,042,333	33,434,548	7,986,710	6,019,214
Reinvestment of Dividends and Distributions	6,226,477	3,814,045	1,043,669	662,969
Redeemed	(53,397,098)	(52,863,952)	(11,489,781)	(5,394,184)
Net Institutional Shares Capital Share Transactions	(8,128,288)	(15,615,359)	(2,459,402)	1,287,999
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(8,128,288)	(15,615,359)	(2,459,402)	1,287,999

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$3,358,708	$5,075,196	$22,831,706	$19,230,577
Net Realized Gain	37,199,509	87,833,181	72,058,468	105,208,511
Net Change in Unrealized Appreciation (Depreciation)	93,360,874	123,568,163	278,551,488	186,850,133
Net Increase in Net Assets Resulting from Operations	133,919,091	216,476,540	373,441,662	311,289,221
Distributions:
Institutional Shares	(52,592,309)	(4,226,839)	(113,341,163)	(22,472,807)
Investor Shares	(2,835,403)	(180,457)	(7,396,388)	(1,055,263)
Total Distributions	(55,427,712)	(4,407,296)	(120,737,551)	(23,528,070)

Capital Share Transactions:
Institutional:
Issued	25,624,881	50,806,356	527,780,406	224,522,982
Reinvestment of Dividends and Distributions	48,227,466	3,878,800	104,741,107	20,826,400
Redemption Fees - Note 2	—	1	—	1,405
Redeemed	(243,165,364)	(114,098,703)	(330,357,687)	(216,147,682)
Net Institutional Share Transactions	(169,313,017)	(59,413,546)	302,163,826	29,203,105
Investor:
Issued	2,827,545	478,233	68,260,498	46,715,810
Reinvestment of Dividends and Distributions	2,682,387	162,602	7,336,058	1,031,702
Redemption Fees - Note 2	—	17	—	4,037
Redeemed	(10,843,656)	(8,063,115)	(25,288,190)	(12,126,335)
Net Investor Share Transactions	(5,333,724)	(7,422,263)	50,308,366	35,625,214
Net Increase (Decrease) in Net Assets from Share Transactions	(174,646,741)	(66,835,809)	352,472,192	64,828,319
Total Increase (Decrease) in Net Assets	(96,155,362)	145,233,435	605,176,303	352,589,470
Net Assets:
Beginning of Year	855,974,914	710,741,479	1,531,687,726	1,179,098,256
End of Year	$759,819,552	$855,974,914	$2,136,864,029	$1,531,687,726
Shares Transactions:
Institutional:
Issued	2,302,701	4,626,007	51,732,174	22,582,232
Reinvestment of Dividends and Distributions	4,284,107	354,285	10,900,473	2,075,279
Redeemed	(20,754,833)	(10,529,132)	(31,500,931)	(21,628,301)
Net Institutional Shares Capital Share Transactions	(14,168,025)	(5,548,840)	31,131,716	3,029,210
Investor:
Issued	241,269	41,214	6,789,365	4,665,422
Reinvestment of Dividends and Distributions	238,450	14,927	761,641	102,039
Redeemed	(918,739)	(760,071)	(2,423,438)	(1,272,521)
Net Investor Shares Capital Share Transactions	(439,020)	(703,930)	5,127,568	3,494,940
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(14,607,045)	(6,252,770)	36,259,284	6,524,150

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments International Small-Cap Fund		Catholic Responsible Investments Magnus 45/55 Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$2,167,015	$1,583,164	$3,926,719	$3,757,646
Net Realized Gain	10,564,936	5,012,297	2,700,731	670,869
Net Change in Unrealized Appreciation (Depreciation)	9,148,399	12,506,567	8,281,688	18,191,245
Net Increase in Net Assets Resulting from Operations	21,880,350	19,102,028	14,909,138	22,619,760
Distributions:
Institutional Shares	(2,954,118)	(1,977,492)	(2,954,275)	(2,355,327)
Investor Shares	—	—	(958,935)	(885,252)
Total Distributions	(2,954,118)	(1,977,492)	(3,913,210)	(3,240,579)

Capital Share Transactions:
Institutional:
Issued	13,732,476	22,470,821	1,476,343	2,721,544
Reinvestment of Dividends and Distributions	2,811,381	1,885,426	2,954,275	2,355,327
Redeemed	(30,048,677)	(6,341,436)	(7,760,952)	(3,593,131)
Net Institutional Share Transactions	(13,504,820)	18,014,811	(3,330,334)	1,483,740
Investor:
Issued	N/A	N/A	5,111,614	2,431,801
Reinvestment of Dividends and Distributions	N/A	N/A	948,594	784,095
Redeemed	N/A	N/A	(7,592,569)	(4,837,007)
Net Investor Share Transactions	N/A	N/A	(1,532,361)	(1,621,111)
Net Increase (Decrease) in Net Assets from Share Transactions	(13,504,820)	18,014,811	(4,862,695)	(137,371)
Total Increase in Net Assets	5,421,412	35,139,347	6,133,233	19,241,810
Net Assets:
Beginning of Year	106,289,097	71,149,750	134,616,413	115,374,603
End of Year	$111,710,509	$106,289,097	$140,749,646	$134,616,413
Shares Transactions:
Institutional:
Issued	1,289,899	2,333,344	143,883	261,393
Reinvestment of Dividends and Distributions	265,551	192,514	290,775	246,631
Redeemed	(2,773,519)	(651,964)	(729,532)	(369,650)
Net Institutional Shares Capital Share Transactions	(1,218,069)	1,873,894	(294,874)	138,374
Investor:
Issued	N/A	N/A	463,232	249,850
Reinvestment of Dividends and Distributions	N/A	N/A	93,274	82,104
Redeemed	N/A	N/A	(730,447)	(486,777)
Net Investor Shares Capital Share Transactions	N/A	N/A	(173,941)	(154,823)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,218,069)	1,873,894	(468,815)	(16,449)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund		Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$34,007,939	$29,527,658	$13,618,756	$11,426,968
Net Realized Gain	33,061,828	11,803,906	7,649,214	1,499,633
Net Change in Unrealized Appreciation (Depreciation)	118,299,710	203,107,031	59,733,164	82,274,310
Net Increase in Net Assets Resulting from Operations	185,369,477	244,438,595	81,001,134	95,200,911
Distributions:
Institutional Shares	(34,294,145)	(18,248,704)	(11,291,383)	(7,738,109)
Investor Shares	(12,276,388)	(7,054,159)	(3,060,847)	(2,885,351)
Total Distributions	(46,570,533)	(25,302,863)	(14,352,230)	(10,623,460)

Capital Share Transactions:
Institutional:
Issued	27,891,177	140,008,722	87,219,011	22,654,706
Reinvestment of Dividends and Distributions	34,294,146	18,248,705	11,291,383	7,738,109
Redeemed	(65,279,658)	(25,340,833)	(24,007,126)	(17,898,632)
Net Institutional Share Transactions	(3,094,335)	132,916,594	74,503,268	12,494,183
Investor:
Issued	23,113,856	8,726,284	87,048,025	7,810,880
Reinvestment of Dividends and Distributions	11,858,454	6,779,560	2,968,988	2,825,877
Redeemed	(36,386,793)	(15,153,294)	(29,458,172)	(44,229,572)
Net Investor Share Transactions	(1,414,483)	352,550	60,558,841	(33,592,815)
Net Increase (Decrease) in Net Assets from Share Transactions	(4,508,818)	133,269,144	135,062,109	(21,098,632)
Total Increase in Net Assets	134,290,126	352,404,876	201,711,013	63,478,819
Net Assets:
Beginning of Year	1,399,799,257	1,047,394,381	469,168,507	405,689,688
End of Year	$1,534,089,383	$1,399,799,257	$670,879,520	$469,168,507
Shares Transactions:
Institutional:
Issued	2,488,640	13,917,585	8,740,145	2,161,097
Reinvestment of Dividends and Distributions	3,294,000	1,886,891	1,061,464	797,743
Redeemed	(6,064,151)	(2,493,896)	(2,199,559)	(1,767,027)
Net Institutional Shares Capital Share Transactions	(281,511)	13,310,580	7,602,050	1,191,813
Investor:
Issued	2,147,215	874,074	7,639,852	765,309
Reinvestment of Dividends and Distributions	1,138,905	700,998	278,801	291,027
Redeemed	(3,288,364)	(1,517,744)	(2,785,117)	(4,253,011)
Net Investor Shares Capital Share Transactions	(2,244)	57,328	5,133,536	(3,196,675)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(283,755)	13,367,908	12,735,586	(2,004,862)

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 75/25 Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,657,482	$5,950,354
Net Realized Gain	40,550,391	654,381
Net Change in Unrealized Appreciation (Depreciation)	(19,315,064)	60,181,025
Net Increase in Net Assets Resulting from Operations	25,892,809	66,785,760
Distributions:
Institutional Shares	(6,347,464)	(5,258,918)
Investor Shares	(1,034,420)	(774,184)
Total Distributions	(7,381,884)	(6,033,102)

Capital Share Transactions:
Institutional:
Issued	17,416,876	31,701,352
Reinvestment of Dividends and Distributions	6,347,465	5,258,918
Redeemed	(210,967,952)	(11,144,925)
Net Institutional Share Transactions	(187,203,611)	25,815,345
Investor:
Issued	795,939	12,398,998
Reinvestment of Dividends and Distributions	1,034,420	774,185
Redeemed	(1,080,964)	(14,124,112)
Net Investor Share Transactions	749,395	(950,929)
Net Increase (Decrease) in Net Assets from Share Transactions	(186,454,216)	24,864,416
Total Increase (Decrease) in Net Assets	(167,943,291)	85,617,074
Net Assets:
Beginning of Year	339,330,315	253,713,241
End of Year	$171,387,024	$339,330,315
Shares Transactions:
Institutional:
Issued	1,540,966	2,968,946
Reinvestment of Dividends and Distributions	587,776	539,274
Redeemed	(19,442,757)	(1,081,340)
Net Institutional Shares Capital Share Transactions	(17,314,015)	2,426,880
Investor:
Issued	68,286	1,127,102
Reinvestment of Dividends and Distributions	95,779	79,390
Redeemed	(92,922)	(1,360,378)
Net Investor Shares Capital Share Transactions	71,143	(153,886)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(17,242,872)	2,272,994

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For the Fiscal Years or Period Ended October 31,
For A Share Outstanding Throughout the Years or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Catholic Responsible Investments Ultra Short Bond Fund
Institutional Shares
2025	$10.04	$0.43	$–	$0.43	$(0.42)	$(0.03)	$(0.45)	$–		$10.02	4.34%	$95,349	0.35%	0.47%	4.28%	96%
2024	$10.03	$0.52	$0.02	$0.54	$(0.50)	$(0.03)	$(0.53)	$–		$10.04	5.38%	$66,181	0.35%	0.54%	5.16%	118%
2023	$9.99	$0.45	$0.01	$0.46	$(0.42)	$–	$(0.42)	$–		$10.03	4.76%	$58,456	0.35%	0.54%	4.46%	93%
2022(1)	$10.00	$0.07	$– (a)	$0.07	$(0.08)	$–	$(0.08)	$–		$9.99	0.69%	$53,159	0.35%	0.58%	0.80%	14%
Catholic Responsible Investments Short Duration Bond Fund
Institutional Shares
2025	$9.66	$0.43	$0.06	$0.49	$(0.42)	$–	$(0.42)	$–		$9.73	5.31%	$547,067	0.35%	0.38%	4.42%	50%
2024	$9.43	$0.42	$0.23	$0.65	$(0.42)	$–	$(0.42)	$–		$9.66	6.95%	$496,136	0.35%	0.38%	4.39%	50%
2023	$9.41	$0.31	$0.03	$0.34	$(0.32)	$–	$(0.32)	$–		$9.43	3.62%	$473,489	0.35%	0.38%	3.25%	59%
2022(1)	$10.00	$0.13	$(0.58)	$(0.45)	$(0.14)	$–	$(0.14)	$–		$9.41	(4.52)%	$473,663	0.35%	0.37%	1.54%	95%
Catholic Responsible Investments Bond Fund
Institutional Shares
2025	$8.48	$0.38	$0.11	$0.49	$(0.37)	$–	$(0.37)	$–		$8.60	5.92%	$2,359,286	0.35%	0.35%	4.50%	81%
2024	$7.94	$0.37	$0.53	$0.90	$(0.36)	$–	$(0.36)	$–	#	$8.48	11.46%	$2,188,958	0.35%	0.35%	4.39%	97%
2023	$8.23	$0.35	$(0.30)	$0.05	$(0.34)	$–	$(0.34)	$–		$7.94	0.57%	$1,716,839	0.36%	0.36%	4.11%	54%
2022(1)	$10.00	$0.20	$(1.77)	$(1.57)	$(0.20)	$–	$(0.20)	$–		$8.23	(15.86)%	$1,624,983	0.36%	0.36%	2.39%	86%
Investor Shares
2025	$8.48	$0.37	$0.10	$0.47	$(0.36)	$–	$(0.36)	$–		$8.59	5.76%	$119,690	0.50%	0.50%	4.35%	81%
2024	$7.94	$0.36	$0.53	$0.89	$(0.35)	$–	$(0.35)	$–	#	$8.48	11.30%	$76,484	0.50%	0.50%	4.24%	97%
2023	$8.23	$0.33	$(0.29)	$0.04	$(0.33)	$–	$(0.33)	$–		$7.94	0.41%	$56,043	0.51%	0.51%	3.96%	54%
2022(1)	$10.00	$0.18	$(1.76)	$(1.58)	$(0.19)	$–	$(0.19)	$–		$8.23	(15.97)%	$50,830	0.51%	0.51%	2.23%	86%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(a)	Amount is less than $0.005 per share.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For the Fiscal Years or Period Ended October 31,
For A Share Outstanding Throughout the Years or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Catholic Responsible Investments Opportunistic Bond Fund
Institutional Shares
2025	$9.29	$0.45	$0.06	$0.51	$(0.44)	$–	$(0.44)	$–		$9.36	5.75%	$637,747	0.41%	0.42%	4.82%	160%
2024	$8.90	$0.45	$0.38	$0.83	$(0.44)	$–	$(0.44)	$–	#	$9.29	9.42%	$631,035	0.41%	0.43%	4.83%	118%
2023	$9.04	$0.41	$(0.14)	$0.27	$(0.41)	$–	$(0.41)	$–		$8.90	2.94%	$498,415	0.41%	0.44%	4.45%	74%
2022(1)	$10.00	$0.19	$(0.96)	$(0.77)	$(0.19)	$–	$(0.19)	$–		$9.04	(7.75)%	$462,249	0.41%	0.44%	2.24%	179%
Investor Shares
2025	$9.29	$0.44	$0.06	$0.50	$(0.43)	$–	$(0.43)	$–		$9.36	5.58%	$93,428	0.56%	0.57%	4.67%	160%
2024	$8.90	$0.43	$0.39	$0.82	$(0.43)	$–	$(0.43)	$–	#	$9.29	9.25%	$64,230	0.56%	0.58%	4.68%	118%
2023	$9.04	$0.39	$(0.14)	$0.25	$(0.39)	$–	$(0.39)	$–		$8.90	2.81%	$26,966	0.56%	0.59%	4.29%	74%
2022(1)	$10.00	$0.18	$(0.96)	$(0.78)	$(0.18)	$–	$(0.18)	$–		$9.04	(7.88)%	$27,438	0.56%	0.60%	2.10%	179%
Catholic Responsible Investments Equity Index Fund
Institutional Shares
2025	$12.41	$0.15	$2.48	$2.63	$(0.15)	$(0.12)	$(0.27)	$–		$14.77	21.59%	$4,600,898	0.09%	0.11%	1.10%	26%
2024	$9.14	$0.14	$3.27	$3.41	$(0.14)	$–	$(0.14)	$–	#	$12.41	37.46%	$3,964,785	0.09%	0.10%	1.26%	24%
2023	$8.40	$0.13	$0.74	$0.87	$(0.13)	$–	$(0.13)	$–		$9.14	10.43%	$3,062,967	0.09%	0.11%	1.48%	17%
2022(1)	$10.00	$0.11	$(1.61)	$(1.50)	$(0.10)	$–	$(0.10)	$–		$8.40	(15.01)%	$2,837,203	0.09%	0.11%	1.34%	21%
Catholic Responsible Investments Small-Cap Fund
Institutional Shares
2025	$9.96	$0.10	$0.43	$0.53	$(0.12)	$(0.09)	$(0.21)	$–		$10.28	5.45%	$552,784	0.28%	0.28%	0.98%	26%
2024	$7.79	$0.14	$2.16	$2.30	$(0.13)	$–	$(0.13)	$–	#	$9.96	29.49%	$559,543	0.28%	0.28%	1.51%	28%
2023	$8.92	$0.12	$(0.82)	$(0.70)	$(0.12)	$(0.31)	$(0.43)	$–		$7.79	(8.15)%	$427,747	0.29%	0.29%	1.41%	30%
2022(1)	$10.00	$0.09	$(1.08)	$(0.99)	$(0.09)	$–	$(0.09)	$–		$8.92	(9.88)%	$462,990	0.29%	0.29%	1.09%	25%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For the Fiscal Years or Period Ended October 31,
For A Share Outstanding Throughout the Years or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Catholic Responsible Investments Multi-Style US Equity Fund
Institutional Shares
2025	$11.60	$0.05	$1.95	$2.00	$(0.06)	$(0.71)	$(0.77)	$–		$12.83	18.35%	$714,148	0.67%		0.67%		0.42%		41%
2024	$8.88	$0.07	$2.71	$2.78	$(0.06)	$–	$(0.06)	$–	#	$11.60	31.33%	$809,613	0.65%		0.65%		0.62%		178%
2023	$8.03	$0.05	$0.85	$0.90	$(0.05)	$–	$(0.05)	$–		$8.88	11.17%	$669,001	0.66%		0.66%		0.56%		32%
2022(1)	$10.00	$0.03	$(1.97)	$(1.94)	$(0.03)	$–	$(0.03)	$–		$8.03	(19.39)%	$618,980	0.67%		0.67%		0.39%		33%
Investor Shares
2025	$11.60	$0.03	$1.96	$1.99	$(0.05)	$(0.71)	$(0.76)	$–		$12.83	18.17%	$45,672	0.82%		0.82%		0.27%		41%
2024	$8.88	$0.05	$2.71	$2.76	$(0.04)	$–	$(0.04)	$–	#	$11.60	31.14%	$46,362	0.80%		0.80%		0.48%		178%
2023	$8.03	$0.04	$0.85	$0.89	$(0.04)	$–	$(0.04)	$–		$8.88	11.00%	$41,740	0.81%		0.81%		0.41%		32%
2022(1)	$10.00	$0.02	$(1.97)	$(1.95)	$(0.02)	$–	$(0.02)	$–		$8.03	(19.50)%	$42,604	0.82%		0.82%		0.23%		33%
Catholic Responsible Investments International Equity Fund
Institutional Shares
2025	$10.24	$0.13	$1.91	$2.04	$(0.19)	$(0.59)	$(0.78)	$–		$11.50	21.58%	$1,972,286	0.80%		0.80%		1.25%		46%
2024	$8.24	$0.13	$2.03	$2.16	$(0.16)	$–	$(0.16)	$–	#	$10.24	26.27%	$1,437,638	0.80%		0.80%		1.34%		52%
2023	$7.40	$0.13	$0.85	$0.98	$(0.14)	$–	$(0.14)	$–		$8.24	13.24%	$1,132,230	0.81%		0.81%		1.53%		47%
2022(1)	$10.00	$0.13	$(2.61)	$(2.48)	$(0.12)	$–	$(0.12)	$–		$7.40	(24.88)%	$1,008,309	0.82%		0.82%		1.68%		46%
Investor Shares
2025	$10.24	$0.12	$1.91	$2.03	$(0.18)	$(0.59)	$(0.77)	$–		$11.50	21.39%	$164,578	0.95%		0.95%		1.12%		46%
2024	$8.24	$0.12	$2.03	$2.15	$(0.15)	$–	$(0.15)	$–	#	$10.24	26.14%	$94,050	0.95%		0.95%		1.19%		52%
2023	$7.40	$0.12	$0.85	$0.97	$(0.13)	$–	$(0.13)	$–		$8.24	13.07%	$46,868	0.96%		0.96%		1.36%		47%
2022(1)	$10.00	$0.12	$(2.61)	$(2.49)	$(0.11)	$–	$(0.11)	$–		$7.40	(24.98)%	$47,864	0.97%		0.97%		1.52%		46%
Catholic Responsible Investments International Small-Cap Fund
Institutional Shares
2025	$9.87	$0.21	$1.91	$2.12	$(0.29)	$–	$(0.29)	$–		$11.70	21.73%	$111,711	1.15	%(2)	1.30	%(2)	1.96	%(3)	59%
2024	$8.00	$0.16	$1.91	$2.07	$(0.20)	$–	$(0.20)	$–	#	$9.87	25.88%	$106,289	1.15%		1.34%		1.69%		135%
2023	$7.57	$0.19	$0.44	$0.63	$(0.20)	$–	$(0.20)	$–		$8.00	8.12%	$71,150	1.15%		1.30%		2.19%		68%
2022(1)	$10.00	$0.18	$(2.47)	$(2.29)	$(0.14)	$–	$(0.14)	$–		$7.57	(22.99)%	$65,161	1.15%		1.40%		2.17%		69%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For the Fiscal Years or Period Ended October 31,
For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Catholic Responsible Investments Magnus 45/55 Fund
Institutional Shares
2025	$10.37	$0.31	$0.88	$1.19	$(0.31)	$–	$(0.31)	$–	$11.25	11.80%	$104,041	0.02	%(1)	0.11	%(1)	2.98	%(2)	12%
2024	$8.87	$0.29	$1.46	$1.75	$(0.25)	$–	$(0.25)	$–	$10.37	19.91%	$98,975	–	%(1)	0.11	%(1)	2.96	%(2)	10%
2023	$8.60	$0.27	$0.15	$0.42	$(0.15)	$–	$(0.15)	$–	$8.87	4.96%	$83,489	–	%(1)	0.14	%(1)	2.94	%(2)	8%
2022(3)	$10.00	$0.15	$(1.54)	$(1.39)	$(0.01)	$–	$(0.01)	$–	$8.60	(13.93)%	$42,017	–	%(1)	0.20	%(1)	1.75	%(2)	9%
Investor Shares
2025	$10.36	$0.30	$0.87	$1.17	$(0.30)	$–	$(0.30)	$–	$11.23	11.64%	$36,709	0.17	%(1)	0.26	%(1)	2.82	%(2)	12%
2024	$8.87	$0.28	$1.45	$1.73	$(0.24)	$–	$(0.24)	$–	$10.36	19.73%	$35,641	0.15	%(1)	0.26	%(1)	2.81	%(2)	10%
2023	$8.59	$0.24	$0.18	$0.42	$(0.14)	$–	$(0.14)	$–	$8.87	4.80%	$31,886	0.15	%(1)	0.29	%(1)	2.69	%(2)	8%
2022(3)	$10.00	$0.13	$(1.53)	$(1.40)	$(0.01)	$–	$(0.01)	$–	$8.59	(14.03)%	$29,405	0.15	%(1)	0.35	%(1)	1.56	%(2)	9%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Institutional Shares
2025	$10.57	$0.26	$1.14	$1.40	$(0.26)	$(0.10)	$(0.36)	$–	$11.61	13.64%	$1,119,227	0.02	%(1)	0.02	%(1)	2.41	%(2)	11%
2024	$8.80	$0.24	$1.74	$1.98	$(0.21)	$–	$(0.21)	$–	$10.57	22.77%	$1,022,035	–	%(1)	0.02	%(1)	2.36	%(2)	8%
2023	$8.43	$0.20	$0.32	$0.52	$(0.15)	$–	$(0.15)	$–	$8.80	6.23%	$733,461	–	%(1)	0.02	%(1)	2.28	%(2)	4%
2022(3)	$10.00	$0.12	$(1.68)	$(1.56)	$(0.01)	$–	$(0.01)	$–	$8.43	(15.63)%	$702,135	–	%(1)	0.03	%(1)	1.75	%(2)	9%
Investor Shares
2025	$10.56	$0.24	$1.14	$1.38	$(0.24)	$(0.10)	$(0.34)	$–	$11.60	13.47%	$414,862	0.17	%(1)	0.17	%(1)	2.26	%(2)	11%
2024	$8.79	$0.22	$1.75	$1.97	$(0.20)	$–	$(0.20)	$–	$10.56	22.59%	$377,764	0.15	%(1)	0.17	%(1)	2.21	%(2)	8%
2023	$8.42	$0.19	$0.31	$0.50	$(0.13)	$–	$(0.13)	$–	$8.79	6.07%	$313,933	0.15	%(1)	0.17	%(1)	2.13	%(2)	4%
2022(3)	$10.00	$0.10	$(1.67)	$(1.57)	$(0.01)	$–	$(0.01)	$–	$8.42	(15.74)%	$296,153	0.15	%(1)	0.18	%(1)	1.20	%(2)	9%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which is invests. Such expenses are not included in the calculation of this ratio.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For the Fiscal Years or Period Ended October 31,
For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Institutional Shares
2025	$10.75	$0.28	$1.21	$1.49	$(0.28)	$(0.06)	$(0.34)	$–	$11.90	14.21%	$493,699	0.02	%(1)	0.04	%(1)	2.52	%(2)	12%
2024	$8.88	$0.26	$1.85	$2.11	$(0.24)	$–	$(0.24)	$–	$10.75	23.92%	$364,271	–	%(1)	0.03	%(1)	2.53	%(2)	11%
2023	$8.55	$0.23	$0.27	$0.50	$(0.17)	$–	$(0.17)	$–	$8.88	5.99%	$290,585	–	%(1)	0.04	%(1)	2.52	%(2)	8%
2022(3)	$10.00	$0.15	$(1.59)	$(1.44)	$(0.01)	$–	$(0.01)	$–	$8.55	(14.42)%	$274,863	–	%(1)	0.06	%(1)	1.82	%(2)	5%
Investor Shares
2025	$10.74	$0.27	$1.20	$1.47	$(0.26)	$(0.06)	$(0.32)	$–	$11.89	14.03%	$177,181	0.17	%(1)	0.19	%(1)	2.44	%(2)	12%
2024	$8.88	$0.24	$1.84	$2.08	$(0.22)	$–	$(0.22)	$–	$10.74	23.74%	$104,898	0.15	%(1)	0.18	%(1)	2.36	%(2)	11%
2023	$8.53	$0.21	$0.29	$0.50	$(0.15)	$–	$(0.15)	$–	$8.88	5.84%	$115,105	0.15	%(1)	0.19	%(1)	2.37	%(2)	8%
2022(3)	$10.00	$0.12	$(1.58)	$(1.46)	$(0.01)	$–	$(0.01)	$–	$8.53	(14.63)%	$112,716	0.15	%(1)	0.21	%(1)	1.47	%(2)	5%
Catholic Responsible Investments Magnus 75/25 Fund
Institutional Shares
2025	$10.87	$0.22	$1.45	$1.67	$(0.25)	$(0.04)	$(0.29)	$–	$12.25	15.79%	$124,127	0.02	%(1)	0.07	%(1)	1.97	%(2)	18%
2024	$8.76	$0.20	$2.12	$2.32	$(0.19)	$(0.02)	$(0.21)	$–	$10.87	26.69%	$298,182	–	%(1)	0.06	%(1)	1.99	%(2)	7%
2023	$8.40	$0.18	$0.40	$0.58	$(0.14)	$(0.08)	$(0.22)	$–	$8.76	7.09%	$219,190	–	%(1)	0.07	%(1)	2.05	%(2)	5%
2022(3)	$10.00	$0.12	$(1.71)	$(1.59)	$(0.01)	$–	$(0.01)	$–	$8.40	(15.94)%	$188,299	–	%(1)	0.08	%(1)	1.40	%(2)	5%
Investor Shares
2025	$10.85	$0.20	$1.46	$1.66	$(0.24)	$(0.04)	$(0.28)	$–	$12.23	15.59%	$47,260	0.17	%(1)	0.22	%(1)	1.81	%(2)	18%
2024	$8.75	$0.18	$2.12	$2.30	$(0.18)	$(0.02)	$(0.20)	$–	$10.85	26.53%	$41,148	0.15	%(1)	0.21	%(1)	1.78	%(2)	7%
2023	$8.38	$0.17	$0.41	$0.58	$(0.13)	$(0.08)	$(0.21)	$–	$8.75	6.92%	$34,523	0.15	%(1)	0.22	%(1)	1.88	%(2)	5%
2022(3)	$10.00	$0.10	$(1.71)	$(1.61)	$(0.01)	$–	$(0.01)	$–	$8.38	(16.15)%	$31,925	0.15	%(1)	0.23	%(1)	1.23	%(2)	5%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which is invests. Such expenses are not included in the calculation of this ratio.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

Catholic Responsible Investments Funds (the “Trust”) is an open-end management investment company that currently offers shares of thirteen active separate diversified portfolios: the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments International Small-Cap Fund, Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, and Catholic Responsible Investments Magnus 75/25 Fund (each, a “Fund” and together, the “Funds”). The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated July 8, 2021 and amended and restated November 17, 2021 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Funds are successors to the funds of the Catholic United Investment Trust (the “Predecessor Funds”). The Predecessor Funds were managed by Christian Brothers Investment Services, Inc. (“CBIS,” or, the “Adviser”) using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Funds. The Predecessor Funds dissolved and reorganized into the Investor Shares and Institutional Shares of each Fund on December 6, 2021. All of the assets of the Predecessor Funds were transferred to the Funds in connection with the reorganization.

The investment objective of the Catholic Responsible Investments Ultra Short Bond Fund seeks to provide current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Short Duration Bond Fund seeks maximum current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Bond Fund seeks current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Opportunistic Bond Fund seeks current income and to provide relatively low correlation to equity assets.

The investment objective of the Catholic Responsible Investments Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.

The investment objective of the Catholic Responsible Investments Small-Cap Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The investment objective of the Catholic Responsible Investments Multi-Style US Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Small-Cap Fund seeks to achieve long-term capital appreciation.

The investment objective of each of the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund (together, the “Magnus Funds”) seeks to achieve current income and long-term capital appreciation by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”).

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. Each Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services -- Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates and such differences could be material.

Security Valuation — The Funds record their investments at fair valuing using the following methodologies. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Repurchase agreements are valued using the repurchase price to be paid.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Trust’s Board of Trustees (the “Board”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Fair Value Committee (the “Committee”) meeting be called.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Committee of the Adviser.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.)

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the year ended October 31, 2025, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year the Funds did not incur any interest or penalties.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. For the year ended October 31, 2025, the Catholic Responsible Investments International Equity Fund and the Catholic Responsible Investments International Small-Cap Fund have accrued foreign tax in the amount of $991,930 and $159,974, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Funds may invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund’s overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the year, the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

A margin deposit held at one counterparty for the futures contracts is included in “Cash pledged as Collateral for Futures Contracts” on the Statements of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

For the year ended October 31, 2025, the quarterly average notional value of futures contracts held was as follows (000):

Catholic Responsible Investments Short Duration Bond Fund
Average Quarterly Notional Value Long	$54,419
Catholic Responsible Investments Bond Fund
Average Quarterly Notional Value Long	$129,359
Catholic Responsible Investments Opportunistic Bond Fund
Average Quarterly Notional Value Long	$15,979
Catholic Responsible Investments Equity Index Fund
Average Quarterly Notional Value Long	$10,697
Catholic Responsible Investments Small-Cap Fund
Average Quarterly Notional Value Long	$2,768
Catholic Responsible Investments International Small-Cap Fund
Average Quarterly Notional Value Long	$3,933

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

The following tables are the exposure by type of risk on derivatives held throughout the year:

Catholic Responsible Investments Short Duration Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$106,253	$(51,491)
		$106,253	$(51,491)

Catholic Responsible Investments Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$1,226,543	$—
		$1,226,543	$—

Catholic Responsible Investments Opportunistic Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$—	$(4,506)
		$—	$(4,506)

Catholic Responsible Investments Equity Index Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$2,950	$—
		$2,950	$—

Catholic Responsible Investments Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$116,520	$—
		$116,520	$—

Catholic Responsible Investments International Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Currency Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$—	$(2,246)

Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	35,976	(552)
		$35,976	$(2,798)

*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (accumulated losses).

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2025, was as follows:

Catholic Responsible Investments Short Duration Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$(670,092)	$521,734
	$(670,092)	$521,734

Catholic Responsible Investments Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$(978,358)	$4,737,653
	$(978,358)	$4,737,653

Catholic Responsible Investments Opportunistic Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$(1,868,479)	$1,050,372
	$(1,868,479)	$1,050,372

Catholic Responsible Investments Equity Index Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Equity Risk Futures contracts	$1,462,928	$127,450
	$1,462,928	$127,450

Catholic Responsible Investments Small-Cap Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Equity Risk Futures contracts	$527,098	$114,160
	$527,098	$114,160

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Catholic Responsible Investments International Small-Cap Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Currency Risk Futures contracts	$(24,536)	$(2,246)

Equity Risk Futures contracts	420,727	167,572
	$396,191	$165,326

*	Futures contracts are included in net realized gain (loss) on Futures Contracts.

**	Futures contracts are included in change in net unrealized appreciation (depreciation) on Futures Contracts.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders —The Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund distribute their net investment income quarterly and make distributions or their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fees”). Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1⁄3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan. Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees. The following table discloses the securities on loan as of October 31, 2025:

	Market Value Securities on Loan	Cash Collateral for Securities on Loan
Catholic Responsible Investments Short Duration Bond Fund	$1,064,855	$1,087,515
Catholic Responsible Investments Bond Fund	11,652,089	11,907,264
Catholic Responsible Investments Opportunistic Bond Fund	3,510,005	3,582,206
Catholic Responsible Investments Equity Index Fund	378,445	391,664
Catholic Responsible Investments Small-Cap Fund	4,037,691	4,157,572
Catholic Responsible Investments Multi-Style US Equity Fund	20,136	20,625
Catholic Responsible Investments International Equity Fund	2,582,850	2,675,798
Catholic Responsible Investments International Small Cap Fund	79,751	81,500

Repurchase Agreements — A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Segment Reporting — In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

The Magnus Funds invest solely in underlying Catholic Responsible Investments Funds.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the year ended October 31, 2025, the Funds were charged the following for these services:

Administration Fees
Catholic Responsible Investments Ultra Short Bond Fund	$17,008
Catholic Responsible Investments Short Duration Bond Fund	98,364
Catholic Responsible Investments Bond Fund	457,398
Catholic Responsible Investments Opportunistic Bond Fund	142,426
Catholic Responsible Investments Equity Index Fund	792,994
Catholic Responsible Investments Small-Cap Fund	104,136
Catholic Responsible Investments Multi-Style US Equity Fund	161,502
Catholic Responsible Investments International Equity Fund	359,439
Catholic Responsible Investments International Small-Cap Fund	21,085

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the year ended October 31, 2025, these amounts can be found on the Statements of Operations under Shareholder Servicing Fees.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Atlantic Shareholder Services, LLC serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory and Sub-Advisory Agreements:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds and oversees the investment sub-advisory services provided to the Funds. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Adviser pays each Fund’s Sub-Advisers out of the fee it receives from such Fund.

After its initial two year term, the continuance of each Investment Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of a majority of the outstanding voting securities of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser or Sub-Adviser on not less than 30 days’ nor more than 60 days’ written notice to the other party.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments International Small-Cap Fund	0.96%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

The Magnus Funds do not pay an advisory fee due to the fact their sole investments are in underlying Catholic Responsible Investments Funds.

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with U.S. GAAP, and other non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until February 28, 2026 (each, a “contractual expense limit”).

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Contractual Expense Limit
Catholic Responsible Investments Ultra Short Bond Fund	0.35%
Catholic Responsible Investments Short Duration Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.37%
Catholic Responsible Investments Opportunistic Bond Fund	0.41%
Catholic Responsible Investments Equity Index Fund	0.09%
Catholic Responsible Investments Small-Cap Fund	0.31%
Catholic Responsible Investments Multi-Style US Equity Fund	0.69%
Catholic Responsible Investments International Equity Fund	0.84%
Catholic Responsible Investments International Small-Cap Fund	1.15%
Catholic Responsible Investments Magnus 45/55 Fund	0.03%*
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.03%*
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.03%*
Catholic Responsible Investments Magnus 75/25 Fund	0.03%*

*	Prior to March 1, 2025, the contractual expense limit for the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund was 0.00%.

As of October 31, 2025, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

	Expiring 2026	Expiring 2027	Expiring 2028	Total
Catholic Responsible Investments Ultra Short Bond Fund	$119,892	$120,305	$105,757	$345,954
Catholic Responsible Investments Short Duration Bond Fund	108,877	126,787	131,804	367,468
Catholic Responsible Investments Opportunistic Bond Fund	135,820	85,697	99,180	320,697
Catholic Responsible Investments Equity Index Fund	646,139	538,451	673,060	1,857,650
Catholic Responsible Investments International Small-Cap Fund	112,207	167,040	168,823	448,070
Catholic Responsible Investments Magnus 45/55 Fund	150,449	139,503	122,248	412,200
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	233,502	193,808	66,462	493,772
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	181,673	154,264	100,122	436,059
Catholic Responsible Investments Magnus 75/25 Fund	182,270	171,834	120,198	474,302

During the year ended October 31, 2025, the Funds did not recapture any previously waived fees and/or reimbursed expenses.

The Adviser has entered into a sub-advisory agreement with each of its sub-advisers. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser oversees the sub-advisers for compliance with each Fund’s investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style. The Board oversees the Adviser and the Sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination, and replacement of Sub-advisers recommended by the Adviser. The Adviser has engaged Mercer Investments LLC (“Mercer”) as the primary sub-adviser to each Fund. Mercer provides both sub-advisory and non-advisory services pursuant to a pair of agreements, each dated as of February 25, 2025. Under the sub-advisory agreement, Mercer assists the Adviser with the evaluation and selection of sub-advisers and the determination of portfolio allocations among such sub-advisers. Additionally, the Adviser has engaged the following sub-advisers to manage a portion of the assets of each Fund, as follows:

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Fund	Sub-Adviser(s) managing a portion of Fund assets
Catholic Responsible Investments Ultra Short Bond Fund	Wellington Management Company LLP
Catholic Responsible Investments Short Duration Bond Fund	Teachers Advisors, LLC Wellington Management Company LLP
Catholic Responsible Investments Bond Fund	Brandywine Global Investment Management, LLC Loomis, Sayles & Company, L.P. Sun Life Capital Management (U.S.) LLC Teachers Advisors, LLC
Catholic Responsible Investments Opportunistic Bond Fund	Brandywine Global Investment Management, LLC Sun Life Capital Management (U.S.) LLC Teachers Advisors, LLC
Catholic Responsible Investments Equity Index Fund	RhumbLine Advisers
Catholic Responsible Investments Small-Cap Fund	RhumbLine Advisers
Catholic Responsible Investments Multi-Style US Equity Fund	Boston Partners Global Investors, Inc. Mar Vista Investment Partners, LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC
Catholic Responsible Investments International Equity Fund	Causeway Capital Management LLC Principal Global Investors, LLC WCM Investment Management, LLC
Catholic Responsible Investments International Small-Cap Fund	Allspring Global Investments, LLC Lazard Asset Management LLC Parametric Portfolio Associates LLC

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

6. Investment Transactions:

For the year ended October 31, 2025, the purchases and sales of investment securities other than short-term investments and in-kind transactions, if applicable, were as follows:

	U.S. Government	Other	Total
Catholic Responsible Investments Ultra Short Bond Fund
Purchases	$—	$17,979,967	$17,979,967
Sales	128,833	15,336,796	15,465,629
Catholic Responsible Investments Short Duration Bond Fund
Purchases	138,519,698	139,929,298	278,448,996
Sales	110,810,319	132,728,322	243,538,641
Catholic Responsible Investments Bond Fund
Purchases	1,132,042,855	832,456,145	1,964,499,000
Sales	1,125,661,352	640,205,452	1,765,866,804
Catholic Responsible Investments Opportunistic Bond Fund
Purchases	770,370,907	163,748,344	934,119,251
Sales	750,362,538	154,843,797	905,206,335
Catholic Responsible Investments Equity Index Fund
Purchases	—	1,062,353,485	1,062,353,485
Sales	—	1,222,873,708	1,222,873,708
Catholic Responsible Investments Small-Cap Fund
Purchases	—	140,039,200	140,039,200
Sales	—	169,885,969	169,885,969
Catholic Responsible Investments Multi-Style US Equity Fund
Purchases	—	324,126,129	324,126,129
Sales	—	543,154,734	543,154,734
Catholic Responsible Investments International Equity Fund
Purchases	—	1,063,129,239	1,063,129,239
Sales	—	826,779,043	826,779,043
Catholic Responsible Investments International Small-Cap Fund
Purchases	—	60,576,172	60,576,172
Sales	—	71,098,436	71,098,436
Catholic Responsible Investments Magnus 45/55 Fund
Purchases	—	15,623,047	15,623,047
Sales	—	19,010,642	19,010,642
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Purchases	—	179,186,726	179,186,726
Sales	—	163,237,289	163,237,289
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Purchases	—	203,077,286	203,077,286
Sales	—	63,446,574	63,446,574
Catholic Responsible Investments Magnus 75/25 Fund
Purchases	—	44,459,643	44,459,643
Sales	—	227,575,142	227,575,142

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to GAAP amortization adjustments, reclass for REIT dividends, reclass of distributions, passive foreign investment company gain reclass, GAAP reclass for foreign tax, gains and losses on paydowns of mortgage and asset backed securities for tax purposes and redemption-in-kind. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital as appropriate, in the period that the difference arises. During the fiscal year ended October 31, 2025, there were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2025 and the year ended October 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Catholic Responsible Investments Ultra Short Bond Fund
2025	$3,902,838	$18,474	$—	$3,921,312
2024	3,268,453	651	—	3,269,104
Catholic Responsible Investments Short Duration Bond Fund
2025	22,543,307	—	—	22,543,307
2024	20,954,065	—	—	20,954,065
Catholic Responsible Investments Bond Fund
2025	104,000,825	—	—	104,000,825
2024	89,772,527	—	—	89,772,527
Catholic Responsible Investments Opportunistic Bond Fund
2025	33,622,424	—	—	33,622,424
2024	28,728,404	—	—	28,728,404
Catholic Responsible Investments Equity Index Fund
2025	46,941,079	38,848,979	—	85,790,058
2024	46,433,637	—	—	46,433,637
Catholic Responsible Investments Small-Cap Fund
2025	5,958,977	5,286,656	—	11,245,633
2024	7,069,815	—	—	7,069,815
Catholic Responsible Investments Multi-Style US Equity Fund
2025	8,947,279	46,480,433	—	55,427,712
2024	4,407,296	—	—	4,407,296
Catholic Responsible Investments International Equity Fund
2025	33,279,772	87,457,779	—	120,737,551
2024	23,528,070	—	—	23,528,070
Catholic Responsible Investments International Small-Cap Fund
2025	2,954,118	—	—	2,954,118
2024	1,977,492	—	—	1,977,492
Catholic Responsible Investments Magnus 45/55 Fund
2025	3,913,210	—	—	3,913,210
2024	3,240,579	—	—	3,240,579
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
2025	34,279,597	12,290,936	—	46,570,533
2024	25,058,053	244,810	—	25,302,863
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
2025	11,752,826	2,599,404	—	14,352,230
2024	10,623,460	—	—	10,623,460
Catholic Responsible Investments Magnus 75/25 Fund
2025	6,419,522	962,362	—	7,381,884
2024	5,427,018	606,084	—	6,033,102

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Catholic Responsible Investments Ultra Short Bond Fund	$72,877	$8,298	$—	$33,541	$—	$114,716
Catholic Responsible Investments Short Duration Bond Fund	49,199	—	(19,815,134)	5,572,559	(954,943)	(15,148,319)
Catholic Responsible Investments Bond Fund	546,659	—	(166,721,268)	(30,017,278)	317,790	(195,874,097)
Catholic Responsible Investments Opportunistic Bond Fund	121,871	—	(31,766,243)	3,902,229	5	(27,742,138)
Catholic Responsible Investments Equity Index Fund	8,839,463	108,998,485	—	2,776,697,658	—	2,894,535,606
Catholic Responsible Investments Small-Cap Fund	8,462,153	16,703,606	—	109,271,892	—	134,437,651
Catholic Responsible Investments Multi-Style US Equity Fund	—	39,405,729	—	248,752,763	—	288,158,492
Catholic Responsible Investments International Equity Fund	12,647,528	67,510,213	—	505,209,397	3,562	585,370,700
Catholic Responsible Investments International Small-Cap Fund	2,320,757	6,970,037	—	15,193,374	(57)	24,484,111
Catholic Responsible Investments Magnus 45/55 Fund	3,113,698	2,968,388	—	25,341,301	—	31,423,387
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	27,559,194	33,708,760	—	342,024,618	(3)	403,292,569
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	13,095,399	6,713,914	—	160,109,109	—	179,918,422
Catholic Responsible Investments Magnus 75/25 Fund	3,505,195	40,618,999	—	57,523,389	4	101,647,587

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Catholic Responsible Investments Short Duration Bond Fund	$6,863,348	$12,951,786	$19,815,134
Catholic Responsible Investments Bond Fund	55,721,041	111,000,227	166,721,268
Catholic Responsible Investments Opportunistic Bond Fund	14,927,032	16,839,211	31,766,243

During the year ended October 31, 2025, the Catholic Responsible Investments Short Duration Bond Fund utilized $1,091,029, the Catholic Responsible Investments Opportunistic Bond Fund utilized $2,096,881, the Catholic Responsible Investments International Small-Cap Equity Fund utilized $2,554,091 and the Catholic Responsible Investments Magnus 45/55 Fund utilized $175,047, respectively, of capital loss carryforward to offset capital gains.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales, passive foreign investment companies and perpetual bonds. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	$94,417,627	$41,431	$(7,890)	$33,541
Catholic Responsible Investments Short Duration Bond Fund	541,140,811	6,167,562	(595,003)	5,572,559
Catholic Responsible Investments Bond Fund	2,472,336,745	29,145,260	(59,162,538)	(30,017,278)
Catholic Responsible Investments Opportunistic Bond Fund	718,988,070	8,284,319	(4,382,090)	3,902,229
Catholic Responsible Investments Equity Index Fund	1,812,059,762	2,889,429,934	(112,732,276)	2,776,697,658
Catholic Responsible Investments Small-Cap Fund	442,085,306	172,924,943	(63,653,051)	109,271,892
Catholic Responsible Investments Multi-Style US Equity Fund	499,808,483	262,518,185	(13,765,422)	248,752,763
Catholic Responsible Investments International Equity Fund	1,584,785,577	585,518,168	(80,308,771)	505,209,397
Catholic Responsible Investments International Small-Cap Fund	91,270,159	21,003,929	(5,810,555)	15,193,374
Catholic Responsible Investments Magnus 45/55 Fund	114,798,325	27,689,879	(2,348,578)	25,341,301
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	1,191,120,475	363,389,071	(21,364,453)	342,024,618
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	510,114,625	168,717,165	(8,608,056)	160,109,109
Catholic Responsible Investments Magnus 75/25 Fund	113,160,916	59,549,637	(2,026,248)	57,523,389

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

8. Concentration of Shareholders:

At October 31, 2025, the percentage of total shares outstanding over 5% held by each Class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders %	Ownership
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class	2	18
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class	4	52
Catholic Responsible Investments Bond Fund, Institutional Class	3	28
Catholic Responsible Investments Bond Fund, Investor Class	2	53
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class	4	54
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class	1	72
Catholic Responsible Investments Equity Index Fund, Institutional Class	4	30
Catholic Responsible Investments Small-Cap Fund, Institutional Class	3	34
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class	2	60
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class	5	33
Catholic Responsible Investments International Equity Fund, Institutional Class	4	40
Catholic Responsible Investments International Equity Fund, Investor Class	1	66
Catholic Responsible Investments International Small-Cap Fund, Institutional Class	4	76
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class	4	66
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class	6	60
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class	5	39
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class	N/A	N/A
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class	5	35
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class	2	24
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class	7	79
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class	4	78

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Each Fund is subject to the risk that the Adviser’s or the sub-advisers’ judgments, as applicable, about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, an investment in the Fund could decline in value or the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Adjustable Rate Mortgages Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

Affiliated Fund Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — In managing each Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Funds and is legally obligated to act in the Funds’ best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, a Fund may be prohibited from purchasing shares of that Underlying Fund.

Asset Allocation Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — Each Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in a Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of a Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, a Fund may not achieve its objective.

Asset-Backed Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Each Fund may purchase assignments of portions of bank loans from third parties or by investing in participations in bank loans. With respect to loans purchased by assignment, each Fund generally has a contractual relationship with the borrower and, therefore, direct rights against the borrower in the event of a default. With respect to participations, each Fund typically has a contractual right with the lender, generally a bank selling the participation, and, therefore, assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, each Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender’s loan to the borrower. Certain bank loans, including certain participations in bank loans, may be illiquid and each Fund may not be able to sell such loans quickly for a fair price. While a liquid secondary market for bank loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of bank loans are generally subject to the contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede each Fund’s ability to buy or sell bank loans, may negatively impact the transaction price, may result in delayed settlement of bank loan transactions, and/or may delay each Fund’s ability to make timely redemptions of Fund shares. In addition, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on each Fund’s ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a bank loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Capital Gain Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) — A substantial portion of each Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If a Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Funds.

Catholic Values Investing Risk (All Funds) — Each Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that a Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by each Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

Collateralized Loan Obligations Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Funds may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Legislation such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on collateralized loan obligations that may be owned by the Funds is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of collateralized loan obligations and ultimately adversely impact the holders (including the Funds) of those types of securities.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Commercial Paper Risk (Catholic Responsible Investments Ultra Short Bond Fund) — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — The Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause a Fund to lose money. A Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) (described elsewhere in this section) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit Spread Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of a Fund’s debt securities.

Derivatives Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is described elsewhere in this section. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a Fund’s performance. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Derivatives are also subject to a number of other risks described elsewhere in the Funds’ prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, limit or restrict their use by a Fund, otherwise adversely affect their performance or disrupt markets. Additionally, regulation relating to the Funds’ use of derivatives and related instruments, including Rule 18f-4, could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Funds’ performance.

Forward Contracts – A forward contract, also called a “forward,” involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.

Futures Contracts – Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its brokerage firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of  factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Options – An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing an entire premium in the call option without ever getting the opportunity to exercise the option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing an entire premium in the put option without ever getting the opportunity to exercise the option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements – Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, currency, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i)  receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

The Dodd-Frank Act created a new statutory framework that comprehensively regulated the OTC derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the U.S. Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”), not all of which has been proposed or finalized as of the date of the Funds’ prospectus. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Under the Dodd-Frank Act, certain OTC derivatives transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities. Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under regulations adopted by the CFTC and federal banking regulators (commonly referred to as “Margin Rules”), a Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps. These rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions for certain entities, which may include the Funds.

Duration Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets Securities Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Equity Risk (Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Equity securities include common and preferred stocks, convertible securities, rights and warrants, depositary receipts, private placements, “new issues” and shares of exchange-traded funds (“ETFs”). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s NAV to fluctuate.

Fixed Income Market Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed, variable or floating rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these market conditions, a Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Broad movements in financial markets may adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Floating Rate Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Each Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Foreign Company Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause a Fund to incur losses.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Foreign Currency Risk (Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Sovereign Debt Securities Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Geographic Focus Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, such Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. A Fund that focuses its investments in the United States may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Growth Investment Style Risk (Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — The Fund may invest in securities of companies that the Adviser or a sub-adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, these may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

High Yield Bond Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Impact Investing Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – Each Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Funds may forgo some market opportunities available to funds that do not use these criteria.

Indexing Strategy/Index Tracking Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) – A Fund that is managed with an indexing investment strategy attempts to track the performance of an unmanaged index of securities, which differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Such Fund generally will buy and will not sell a security included in the benchmark index as long as the security is part of the benchmark index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser or a sub-adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, such Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the benchmark index will affect the performance, volatility, and risk of the index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. Such Fund’s performance may not match the performance of the benchmark index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. As discussed elsewhere in this section, the performance of a Fund managed pursuant to an indexing investment strategy may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the index and regulatory requirements also may impact a Fund's ability to match the return of the index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Index Correlation Risk (Catholic Responsible Investments Multi-Style US Equity Fund) – Because a portion of the Fund weighs each sector and industry approximately the same as its index, the Fund’s ability to broadly reallocate this portion of its portfolio due to changes in outlook for a particular sector or industry is more limited than other actively-managed funds with greater flexibility to overweight or underweight certain sectors and industries due to changes in market conditions. As a result, the Fund’s performance may lag the performance of other actively-managed funds with more flexible investment programs.

Industry Concentration Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) – Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its underlying index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject a Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Inflation Protected Securities Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – The value of inflation protected securities, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced.

Initial Public Offering Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — The Fund may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Interest Rate Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Interest rate risk is the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, the risk of a decline in value of a Fund’s portfolio securities associated with rising rates is heightened because there may be a greater likelihood of rates increasing, potentially rapidly. In a declining interest rate environment, a Fund generally will be required to invest available cash in instruments with lower interest rates than those of the current portfolio securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Interest rate risk may be heightened for investments in emerging market countries.

Investment in Underlying Funds Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — The value of an investment in the Funds is based primarily on the prices of the Underlying Funds in which the Funds invest. In turn, the price of each Underlying Fund is based on the value of its assets. Each Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of such Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Funds, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described elsewhere in this section, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

Large-Capitalization Company Risk (Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Equity Fund) — If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and medium-sized companies. Additionally, larger, more-established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Liquidity Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund) – An illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines approved by the Board. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4.

Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Funds will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. Although the Funds retain the ability to meet redemption requests through in-kind exchanges, subject to certain conditions, the Funds may need to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, the Fund may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Such sales may adversely affect a Fund’s NAV.

Market Risk (Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Money Market Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Under certain circumstances where a money market fund experiences heightened redemptions, it may be required to impose a mandatory liquidity fee on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). In addition, a money market fund may impose a liquidity fee of up to 2% on amounts the Fund redeems from the money market fund during circumstances where the money market fund’s board of directors determines such fee would be in the money market fund’s best interests. These measures may result in an investment loss. Money market funds and the securities they invest in are subject to comprehensive regulations. The regulations governing money market funds were recently amended in July 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Mortgage-Backed Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Non-Diversification Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) —To the extent the Funds become non-diversified, the Funds may invest a relatively high percentage of their assets in a limited number of issuers. Therefore, when the Funds are non-diversified, the Funds’ performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Funds’ invested assets are diversified.

Operational and Cybersecurity Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — The Fund, its service providers, including the Adviser and Sub-Advisers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Fund, its service providers, counterparties or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Fund, its service providers or other market participants, impacting the ability to conduct the Fund’s operations. Cyber-attacks, disruptions or failures that affect the Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV and impede trading). In addition, cyber-attacks, disruptions or failures may cause reputational damage and subject the Fund’s service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs and/or additional compliance costs. While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Fund’s service providers may also incur substantial costs for cybersecurity risk management, including insurance, in order to prevent or mitigate future cyber security incidents, and the Fund and its shareholders could be negatively impacted as a result of such costs. The Fund, the Adviser and the Sub-Advisers have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Advisers. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures. Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving the Fund’s counterparties could affect such counterparties’ ability to meet their obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests or securities markets and exchanges.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Portfolio Turnover Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund) — Due to its investment strategy, a Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains) realized by a Fund. Shareholders may pay tax on such capital gains.

Prepayment and Extension Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations.

Quantitative Strategy Risk (Catholic Responsible Investments International Equity Fund) — A quantitative investment strategy generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

Repurchase Agreement Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Under a repurchase agreement, the seller of a security to a Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector and Industry Focus Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Small- and Mid-Capitalization Company Risk (Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Equity Fund) — Investing in equity securities of small- and mid-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter (“OTC”) and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of  larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

Small-Capitalization Company Risk (Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund) — The small-capitalization companies in which a Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded OTC or listed on an exchange.

U.S. Government Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investment Style Risk (Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s or a sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, a Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

When-Issued and Delayed Delivery Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

11. In-Kind Transfers of Securities:

The Funds may issue or redeem shares in-kind. These securities and cash, if any, are transferred at their current value on the date of such transactions. Any recognized gain is included on the Statements of Operations under Net Realized Gain (Loss) on Investments. There were no in-kind transfers during the year ended October 31, 2025.

12. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Catholic Responsible Investments Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Catholic Responsible Investments Funds comprising Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments International Small-Cap Fund, Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, and Catholic Responsible Investments Magnus 75/25 Fund (the “Funds”) as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the period ended October 31, 2022, were audited by other auditors whose report dated December 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 29, 2025

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a tax year end October 31, 2025, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Funds are designating the following items with regard to distributions paid during the period.

	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short Term Capital Gain(5)	Qualifying Business Income(6)
Catholic Responsible Investments Ultra Short Bond Fund	0.47%	99.53%	100.00%	0.00%	0.00%	31.46%	44.79%	100.00%	0.00%
Catholic Responsible Investments Short Duration Bond Fund	0.00%	100.00%	100.00%	0.00%	0.00%	20.83%	92.57%	0.00%	0.00%
Catholic Responsible Investments Bond Fund	0.00%	100.00%	100.00%	0.00%	0.00%	26.49%	94.14%	0.00%	0.00%
Catholic Responsible Investments Opportunistic Bond Fund	0.00%	100.00%	100.00%	0.00%	0.00%	21.88%	94.98%	0.00%	0.00%
Catholic Responsible Investments Equity Index Fund	45.28%	54.72%	100.00%	83.73%	88.81%	0.00%	0.62%	0.00%	4.67%
Catholic Responsible Investments Small-Cap Fund	47.01%	52.99%	100.00%	43.07%	44.00%	0.00%	1.08%	0.00%	23.50%
Catholic Responsible Investments Multi-Style US Equity Fund	83.86%	16.14%	100.00%	89.81%	95.19%	0.00%	5.91%	100.00%	2.25%
Catholic Responsible Investments International Equity Fund	70.13%	29.87%	100.00%	0.36%	82.48%	0.00%	3.44%	0.00%	0.00%
Catholic Responsible Investments International Small-Cap Fund	0.00%	100.00%	100.00%	72.83%	94.73%	0.00%	4.08%	0.00%	0.00%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%	100.00%	100.00%	16.31%	23.68%	0.81%	68.04%	100.00%	0.51%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	26.26%	73.74%	100.00%	28.14%	23.56%	14.19%	57.28%	100.00%	0.58%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	18.00%	82.00%	100.00%	27.58%	40.14%	15.98%	53.30%	0.00%	1.10%
Catholic Responsible Investments Magnus 75/25 Fund	12.95%	87.05%	100.00%	26.63%	40.41%	6.84%	30.26%	100.00%	0.86%

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended October 31, 2025, the amount of foreign source income and foreign tax credit are as follows:

	Foreign Source Income	Foreign Tax Credit Pass Through
Catholic Responsible Investments International Equity Fund	$28,209,011	$3,969,797
Catholic Responsible Investments International Small Cap Fund	2,780,218	496,322
Catholic Responsible Investments Magnus 45/55 Fund	204,734	16,339
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	2,943,815	235,137
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	1,112,304	88,708
Catholic Responsible Investments Magnus 75/25 Fund	569,487	49,605

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Catholic Responsible Investments Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 19–20, 2025 to decide whether to renew the following Agreements for additional one-year terms:

●             the advisory agreement between Christian Brothers Investment Services, Inc. (the “Adviser”) and the Trust, on behalf of the Funds; and

●             the sub-advisory agreements between the Adviser and certain sub-advisers on behalf of the Funds shown in the following table (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds:

Sub-Adviser	Fund(s)
Brandywine Global Investment Management, LLC	Catholic Responsible Investments Opportunistic Bond Fund
Catholic Responsible Investments Bond Fund
Causeway Capital Management LLC	Catholic Responsible Investments International Equity Fund
Lazard Asset Management LLC	Catholic Responsible Investments International Small-Cap Fund
Principal Global Investors, LLC	Catholic Responsible Investments International Equity Fund
Wellington Management Company LLP	Catholic Responsible Investments Ultra Short Bond Fund
Catholic Responsible Investments Short Duration Bond Fund

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025 (Unaudited)

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and information about their financial condition, capitalization, profitability or financial viability to advise or sub-advise the Funds; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025 (Unaudited)

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and applicable Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025 (Unaudited)

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

CATHOLIC RESPONSIBLE INVESTMENTS

OCTOBER 31, 2025 (Unaudited)

The Board’s Considerations in Approving Amendments to the Mercer Sub-Advisory Agreement

At a meeting held on February 25–26, 2025 (the “February Meeting”), the members of the Board of Trustees (the “Board” or the “Trustees”) of Catholic Responsible Investments Funds (the “Trust” or the “Funds”) considered certain amendments to the Funds’ sub-advisory agreement between Christian Brothers Investment Services, Inc., the Funds’ investment adviser (the “Adviser”) and Mercer Investments LLC (“Mercer”), the Funds’ primary sub-adviser (the “Mercer Agreement” and, as amended, the “Amended and Restated Mercer Agreement”). The amendments revise the description of the advisory services performed by Mercer under the Amended and Restated Mercer Agreement and remove references to certain non-advisory services, which Mercer would provide under a separate non-advisory Services Agreement. The Board approved the Amended and Restated Mercer Agreement pursuant to a “managers of managers” exemptive order obtained from the SEC that permits the Adviser to, among other things, materially amend the Funds’ sub-advisory agreements with the approval of the Board, but without obtaining shareholder approval, if doing so does not result in an increase in the aggregate advisory fee rate payable by a Fund.

When considering whether to approve the Amended and Restated Mercer Agreement, the Board took into account, among other information, the information it received in connection with the February Meeting and discussions with representatives from the Adviser, Mercer, the Funds’ administrator, counsel to the Funds and counsel to the members of the Board who are not parties to the Amended and Restated Mercer Agreement or “interested persons” of any party thereto, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), regarding the terms of the amendments. The Trustees also took into account their prior findings and conclusions relating to the initial approval of the Mercer Agreement at a meeting of the Board held on May 20–21, 2024 (the “May 2024 Meeting”). In particular, the Board considered, among other things, that the Amended and Restated Mercer Agreement clarified the advisory services that Mercer would perform thereunder and the fees payable for those advisory services relative to non-advisory services. The Board also took into account that although the amendments would change the fees paid to Mercer for advisory services provided to the Funds, such changes would not result in an increase to the aggregate advisory fee rates payable by the Funds because the Adviser, and not the Funds, would pay Mercer pursuant to the Amended and Restated Mercer Agreement, and that the fees payable to Mercer reflected an arms-length negotiation between the Adviser and Mercer.

Because Mercer had not yet provided services to the Funds for a full year as of the February Meeting, its performance record with respect to the Funds was limited and it was not possible to determine with a reasonable measure of certainty the profitability that Mercer might achieve with respect to the Funds or the extent to which economies of scale would be realized by Mercer as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding Mercer’s performance with respect to the Funds, Mercer’s profitability, or the extent to which economies of scale would be realized by Mercer as the assets of the Funds grow, but will do so during future considerations of the Amended and Restated Mercer Agreement.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the amendments to the Mercer Agreement were fair and reasonable. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

NOTES

Catholic Responsible Investments Funds

Investment Adviser:

Christian Brothers Investment Services, Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Administrator:

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CRI-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catholic Responsible Investments Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 8, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: January 8, 2026